UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10027

STATE FARM MUTUAL FUND TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
Bell, Boyd & Lloyd LLP
Michael L. Tipsord	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-4930

Date of fiscal year end: 12/31/2007

Date of reporting period: 03/31/2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (97.34%)
Consumer Discretionary (5.61%)
Carnival Corp.	40,800	$1,911,888
CBS Corp. Class B	48,400	1,480,556
General Motors Corp.	54,900	1,682,136
Hanesbrands Inc. (a)	58,700	1,725,193
Jarden Corp. (a)	129,800	4,971,340
Johnson Controls Inc.	32,000	3,027,840
Leggett & Platt Inc.	81,300	1,843,071
McDonald's Corp.	29,700	1,337,985

		17,980,009

Consumer Staples (10.79%)
Altria Group Inc.	115,200	10,115,712
Avon Products Inc.	67,100	2,500,146
General Mills Inc.	41,000	2,387,020
Kraft Foods Inc. Class A	230,300	7,291,298
Sara Lee Corp.	469,600	7,945,632
Unilever NV New York Shares	147,900	4,321,638

		34,561,446

Energy (6.81%)
Chevron Corp.	35,700	2,640,372
Exxon Mobil Corp.	40,300	3,040,635
Royal Dutch Shell PLC ADR Class A	61,000	4,044,300
Royal Dutch Shell PLC ADR Class B	55,300	3,683,533
Transocean Inc. (a)	52,200	4,264,740
Weatherford International Ltd. (a)	92,100	4,153,710

		21,827,290

Financials (36.03%)
Ambac Financial Group Inc.	16,200	1,399,518
American International Group Inc.	68,800	4,624,736
AmeriCredit Corp. (a)	93,800	2,144,268
Berkshire Hathaway Inc. Class A (a)	24	2,615,760
Capital One Financial Corp.	57,000	4,301,220
Chubb Corp.	33,700	1,741,279
Compass Bancshares Inc.	34,900	2,401,120
Douglas Emmett Inc.	104,200	2,660,226
Fifth Third Bancorp	108,400	4,193,996
General Growth Properties Inc.	108,200	6,986,474
Goldman Sachs Group Inc.	9,000	1,859,670
Hartford Financial Services Group Inc.	20,500	1,959,390
Host Hotels & Resorts Inc.	96,100	2,528,391
Hudson City Bancorp Inc.	355,300	4,860,504
IndyMac Bancorp Inc.	94,000	3,012,700
JPMorgan Chase & Co.	208,800	10,101,744
Marsh & McLennan Companies Inc.	262,000	7,673,980
MBIA Inc.	21,500	1,408,035
Merrill Lynch & Co. Inc.	40,600	3,315,802
Progressive Corp.	183,700	4,008,334
RenaissanceRe Holdings Ltd.	53,200	2,667,448

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
SLM Corp.	190,600	$7,795,540
Travelers Companies Inc.	21,500	1,113,055
Wachovia Corp.	152,426	8,391,051
Washington Mutual Inc.	250,300	10,107,114
Wells Fargo & Co.	235,600	8,111,708
XL Capital Ltd. Class A	49,500	3,463,020

		115,446,083

Health Care (9.49%)
AstraZeneca PLC ADR	69,600	3,734,040
Eli Lilly & Co.	13,300	714,343
Merck & Co. Inc.	124,800	5,512,416
Owens & Minor Inc.	20,500	752,965
Pfizer Inc.	310,780	7,850,303
Sanofi-Aventis ADR	155,700	6,774,507
WellPoint Inc. (a)	62,500	5,068,750

		30,407,324

Industrials (8.47%)
3M Co.	20,300	1,551,529
Emerson Electric Co.	53,400	2,301,006
General Electric Co.	320,200	11,322,272
Illinois Tool Works Inc.	73,000	3,766,800
Parker Hannifin Corp.	22,500	1,941,975
Siemens AG ADR	23,100	2,476,320
Tyco International Ltd.	69,500	2,192,725
Union Pacific Corp.	15,600	1,584,180

		27,136,807

Materials & Processes (4.87%)
Air Products & Chemicals Inc.	24,900	1,839,861
Alcoa Inc.	93,900	3,183,210
E.I. du Pont de Nemours and Co.	19,400	958,942
International Paper Co.	81,500	2,966,600
Lyondell Chemical Co.	80,000	2,397,600
Methanex Corp.	32,000	714,560
The Dow Chemical Co.	77,200	3,540,392

		15,601,165

Technology (7.40%)
Affiliated Computer Services Inc. Class A (a)	41,500	2,443,520
Fairchild Semiconductor International Inc. (a)	172,000	2,875,840
Flextronics International Ltd. (a)	416,900	4,560,886
Hewlett-Packard Co.	61,500	2,468,610
Intel Corp.	423,100	8,093,903
Jabil Circuit Inc.	153,300	3,282,153

		23,724,912

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares or principal amount	Value
Common Stocks (Cont.)
Telecommunication Services (3.74%)
AT&T Inc.	$232,900	$9,183,247
Verizon Communications Inc.	73,500	2,787,120

		11,970,367

Utilities (4.13%)
CMS Energy Corp.	194,700	3,465,660
Edison International	79,600	3,910,748
Equitable Resources Inc.	28,700	1,386,784
MDU Resources Group Inc.	23,450	673,953
NiSource Inc.	92,700	2,265,588
Pinnacle West Capital Corp.	31,800	1,534,350

		13,237,083

Total Common Stocks
(cost $276,303,935)		311,892,486

Corporate Bonds (1.21%)
Automotive (1.21%)
Ford Motor Co. Convertible Corporate Bond
4.250%, 12/15/2036	3,503,000	3,862,057

Total Corporate Bonds
(cost $3,548,038)		3,862,057

Short-term Investments (2.29%)
JPMorgan Prime Money Market Fund	7,324,545	7,324,545

Total Short-term Investments
(cost $7,324,545)		7,324,545

TOTAL INVESTMENTS (100.84%)
(cost $287,176,518)		323,079,088
LIABILITIES, NET OF OTHER ASSETS (-0.84%)		(2,675,909)

NET ASSETS (100.00%)		$320,403,179

(a)	Non-income producing security.

ADR - American Depository Receipt

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (98.22%)
Consumer Discretionary (16.38%)
Big Lots Inc. (a)	70,900	$2,217,752
Books-A-Million Inc.	37,700	536,848
CEC Entertainment Inc. (a)	19,900	826,646
Coach Inc. (a)	10,950	548,048
CPI Corp.	27,600	1,449,276
FTD Group Inc.	25,000	413,250
G-III Apparel Group Ltd. (a)	30,000	571,500
GameStop Corp. Class A (a)	32,300	1,052,011
Gildan Activewear Inc. (a)	12,800	753,280
Goodyear Tire & Rubber Co. (a)	47,000	1,465,930
Hasbro Inc.	26,300	752,706
Hilton Hotels Corp.	19,200	690,432
J.C. Penney Co. Inc.	4,750	390,260
Jack in the Box Inc. (a)	7,000	483,910
Kohl's Corp. (a)	10,650	815,896
LodgeNet Entertainment Corp. (a)	33,500	1,029,120
Mediacom Communications Corp. Class A (a)	97,800	796,092
OfficeMax Inc.	16,800	886,032
Panera Bread Co. (a)	10,750	634,895
Saks Inc.	18,300	381,372
Skechers U.S.A. Inc. (a)	29,500	990,315
Sotheby's	36,600	1,627,968
Spartan Motors Inc.	53,100	1,232,451
Systemax Inc.	33,700	631,201
Tiffany & Co.	6,450	293,346
Urban Outfitters Inc. (a)	26,950	714,445
Vail Resorts Inc. (a)	11,200	608,496
Warnaco Group Inc. (a)	53,900	1,530,760

		24,324,238

Consumer Staples (4.39%)
Church & Dwight Co. Inc.	15,050	757,768
Corn Products International Inc.	21,700	772,303
Fomento Economico Mexicano S.A.B.de C.V. ADR	7,300	805,847
Imperial Sugar Co.	38,800	1,300,964
Ingles Markets Inc.	19,900	812,716
NBTY Inc. (a)	25,000	1,326,000
TreeHouse Foods Inc. (a)	24,600	749,562

		6,525,160

Energy (6.88%)
Diamond Offshore Drilling Inc.	12,750	1,032,112
Dril-Quip Inc. (a)	20,850	902,388
National-Oilwell Varco Inc. (a)	12,050	937,369
Noble Corp.	26,400	2,077,152
Oceaneering International Inc. (a)	13,700	577,044
Parker Drilling Co. (a)	86,500	812,235
TETRA Technologies Inc. (a)	11,650	287,872
Tidewater Inc.	14,300	837,694
Transocean Inc. (a)	17,450	1,425,665

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Ultra Petroleum Corp. (a)	10,750	$571,148
World Fuel Services Corp.	16,300	754,038

		10,214,717

Financial Services (14.23%)
ACE Ltd.	10,800	616,248
Advanta Corp. Class B	17,200	754,048
Affiliated Managers Group Inc. (a)	6,700	725,945
Alliance Data Systems Corp. (a)	18,100	1,115,322
Allied World Assurance Holdings Ltd.	8,400	359,100
American Physicians Capital Inc. (a)	19,800	793,584
Ameriprise Financial Inc.	12,500	714,250
Amerisafe Inc. (a)	35,600	671,060
Amvescap PLC ADR	28,050	619,905
Arch Capital Group Ltd. (a)	6,400	436,544
Assurant Inc.	13,700	734,731
CNA Surety Corp. (a)	39,600	835,560
Digital Realty Trust Inc.	12,100	482,790
East West Bancorp Inc.	19,600	720,692
EMC Insurance Group Inc.	23,400	603,720
Franklin Resources Inc.	7,900	954,557
Knight Capital Group Inc. (a)	44,900	711,216
Lazard Ltd. Class A	20,350	1,021,163
Mercer Insurance Group Inc.	39,200	779,688
Northern Trust Corp.	19,950	1,199,793
Odyssey Re Holdings Corp.	22,400	880,544
Redwood Trust Inc.	15,600	814,008
Safety Insurance Group Inc.	23,300	934,796
SEI Investments Co.	7,300	439,679
Sunstone Hotel Investors Inc.	34,350	936,381
Tower Group Inc.	24,000	773,280
Unitrin Inc.	16,200	762,534
W. R. Berkley Corp.	22,200	735,264

		21,126,402

Health Care (8.43%)
Angeion Corp. (a)	57,000	837,900
Barr Pharmaceuticals Inc. (a)	14,700	681,345
Chindex International, Inc. (a)	41,700	726,414
Cutera Inc. (a)	10,352	374,639
Cytyc Corp. (a)	36,700	1,255,507
Endo Pharmaceuticals Holdings Inc. (a)	33,050	971,670
Genzyme Corp. (a)	9,350	561,187
Immucor Inc. (a)	24,500	721,035
Intuitive Surgical Inc. (a)	7,300	887,461
Inverness Medical Innovations Inc. (a)	8,500	372,130
Kyphon Inc. (a)	11,350	512,339
Nektar Therapeutics (a)	18,050	235,733
Omnicare Inc.	15,950	634,331
Psychiatric Solutions Inc. (a)	13,200	532,092
QIAGEN NV (a)	22,950	394,281
Respironics Inc. (a)	8,650	363,214

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Shire PLC ADR	3,450	$213,555
Thermo Fisher Scientific Inc. (a)	10,950	511,912
United Therapeutics Corp. (a)	7,800	419,484
VCA Antech Inc. (a)	13,850	502,894
Zoll Medical Corp. (a)	30,600	815,490

		12,524,613

Industrials (19.02%)
Acuity Brands Inc.	15,000	816,600
Ampco-Pittsburgh Corp.	22,800	658,692
Celadon Group Inc. (a)	42,700	713,090
Ceradyne Inc. (a)	23,200	1,269,968
Deere & Co.	3,150	342,216
Deluxe Corp.	32,100	1,076,313
First Consulting Group Inc. (a)	60,000	546,000
Foster Wheeler Ltd. (a)	14,700	858,333
General Cable Corp. (a)	18,350	980,440
Herman Miller Inc.	36,650	1,227,408
Joy Global Inc.	33,350	1,430,715
Layne Christensen Co. (a)	21,200	772,104
M & F Worldwide Corp. (a)	48,200	2,294,802
Manitowoc Company Inc.	3,950	250,944
McDermott International Inc. (a)	61,650	3,019,617
Midwest Air Group Inc. (a)	55,600	751,156
Monster Worldwide Inc. (a)	13,650	646,600
MSC Industrial Direct Co. Inc.	12,650	590,502
Nordson Corp.	13,700	636,502
Perini Corp. (a)	24,300	895,698
Precision Castparts Corp.	18,550	1,930,127
Robbins & Myers Inc.	28,600	1,066,494
Rockwell Automation Inc.	5,750	344,253
Southwest Airlines Co.	36,600	538,020
Thomas & Betts Corp. (a)	21,200	1,034,984
Tredegar Corp.	34,400	783,976
Volt Information Sciences Inc. (a)	20,700	542,133
Wabtec Corp.	10,350	356,972
Waste Industries USA Inc.	26,300	722,461
WESCO International Inc. (a)	18,300	1,148,874

		28,245,994

Materials & Processes (10.35%)
AEP Industries Inc. (a)	15,400	662,200
Airgas Inc.	8,800	370,920
Allegheny Technologies Inc.	5,550	592,130
Century Aluminum Co. (a)	17,400	815,712
Chaparral Steel Co.	24,650	1,433,890
Cleveland-Cliffs Inc.	16,500	1,056,165
Commercial Metals Co.	27,200	852,720
Compass Minerals International Inc.	23,900	798,260
Greif Inc.	8,000	888,880
Hercules Inc. (a)	42,300	826,542
ICO Inc. (a)	128,300	787,762

	Shares	Value
Common Stocks (Cont.)
Materials & Processes (Cont.)
Pioneer Companies Inc. (a)	29,300	$809,852
Potash Corp of Saskatchewan Inc.	6,250	999,562
Reliance Steel & Aluminum Co.	20,900	1,011,560
Rock-Tenn Co. Class A	31,500	1,045,800
RTI International Metals Inc. (a)	4,150	377,692
Steel Dynamics Inc.	24,300	1,049,760
Texas Industries Inc.	9,400	709,982
Weyerhaeuser Co.	3,650	272,801

		15,362,190

Technology (14.02%)
Adobe Systems Inc. (a)	8,800	366,960
Agilysys Inc.	17,000	381,990
Anixter International Inc. (a)	13,500	890,190
aQuantive Inc. (a)	18,000	502,380
ASML Holding NV NY Shares (a)	26,100	645,975
Autodesk Inc. (a)	25,800	970,080
Avnet Inc. (a)	23,000	831,220
Ciena Corp. (a)	12,850	359,158
Citrix Systems Inc. (a)	19,100	611,773
Cognizant Technology Solutions Corp. (a)	4,100	361,907
CommScope Inc. (a)	17,200	737,880
Comverse Technology Inc. (a)	20,800	444,080
F5 Networks Inc. (a)	6,450	430,086
FEI Co. (a)	27,900	1,006,074
Harris Corp.	18,200	927,290
i2 Technologies Inc. (a)	29,400	705,600
Intersil Corp.	28,000	741,720
Marvell Technology Group Ltd. (a)	40,900	687,529
Microchip Technology Inc.	21,450	762,118
MICROS Systems Inc. (a)	7,800	421,122
MKS Instruments Inc. (a)	38,100	972,312
Network Appliance Inc. (a)	23,850	871,002
OpNext Inc. (a)	18,250	269,918
Paychex Inc.	20,500	776,335
PC Connection Inc. (a)	81,800	1,169,740
Riverbed Technology Inc. (a)	15,500	428,420
Rogers Corp. (a)	11,400	505,590
Trimble Navigation Ltd. (a)	13,550	363,682
TriQuint Semiconductor Inc. (a)	244,600	1,223,000
Ultra Clean Holdings, Inc. (a)	59,400	1,027,620
VeriFone Holdings Inc. (a)	11,450	420,558

		20,813,309

Telecommunication Services (0.55%)
NII Holdings Inc. (a)	10,950	812,271

Utilities (3.97%)
Constellation Energy Group	11,650	1,012,967
ITC Holdings Corp.	17,900	774,891
Nicor Inc.	15,900	769,878

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
NRG Energy Inc. (a)	8,150	$587,126
PNM Resources Inc.	35,250	1,138,575
PPL Corp.	15,150	619,635
Questar Corp.	11,050	985,771

		5,888,843

Total Common Stocks
(cost $137,499,227)		145,837,737

Short-term Investments (2.45%)
JPMorgan Prime Money Market Fund	3,646,941	3,646,941

Total Short-term Investments
(cost $3,646,941)		3,646,941

TOTAL INVESTMENTS (100.67%)
(cost $141,146,168)		149,484,678
LIABILITIES, NET OF OTHER ASSETS (-0.67%)		(999,663)

NET ASSETS (100.00%)		$148,485,015

(a)	Non-income producing security.

ADR - American Depository Receipt

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (97.41%)
Australia (2.69%)
Amcor Ltd.	36,900	$225,411
BHP Billiton Ltd.	3,812	92,189
Brambles Ltd. (a)	37,687	415,004
Foster’s Group Ltd.	45,100	249,959
Insurance Australia Group Ltd.	59,904	284,024
Macquarie Bank Ltd.	6,346	424,884
Rinker Group Ltd.	39,445	576,065
Telstra Corp. Ltd.	81,004	305,418
Toll Holdings Ltd.	16,133	267,591
Woolworths Ltd.	21,652	476,332

		3,316,877

Austria (0.72%)
Erste Bank Der Oester Spark	3,400	264,792
OMV AG	3,900	245,643
Raiffeisen International Bank Holding	1,100	154,849
Telekom Austria AG	8,900	222,444

		887,728

Belgium (0.89%)
Fortis	13,200	602,703
SES FDR Class A (Luxembourg)	13,000	246,598
UCB SA	4,358	253,649

		1,102,950

Canada (6.79%)
Abitibi Consolidated Inc.	7,000	19,524
Alcan Inc.	25,900	1,350,075
Barrick Gold Corp.	30,400	867,920
CAMECO Corp.	29,600	1,212,716
Canadian Imperial Bank of Commerce	3,000	260,346
Canadian Natural Resources	21,000	1,159,593
EnCana Corp.	4,200	212,456
Finning International Inc.	4,400	202,983
Manulife Financial Corp.	4,800	165,058
Methanex Corp.	8,000	178,294
Potash Corp. of Saskatchewan Inc.	8,600	1,371,382
Rogers Communications Inc. Class B	5,200	170,210
Royal Bank of Canada	4,900	244,045
Suncor Energy Inc.	6,900	525,046
Telus Corp.	2,500	127,544
Telus Corp. Non Voting	1,700	84,845
The Toronto Dominion Bank	3,600	216,468

		8,368,505

Denmark (0.38%)
Novo Nordisk A/S	5,200	474,528

Finland (1.09%)
Neste Oil OYJ	5,400	186,111
Nokia Corp. ADR	9,600	220,032

	Shares	Value
Common Stocks (Cont.)
Finland (Cont.)
Stora Enso OYJ R Shares	13,200	$229,232
UPM-Kymmene OYJ	27,600	703,100

		1,338,475

France (12.15%)
Accor SA	5,000	477,833
Air Liquide	2,430	592,416
AXA	6,500	275,599
BNP Paribas	9,990	1,043,457
Bouygues	27,731	2,143,022
Carrefour SA	5,900	431,513
Dassault Systemes SA	3,200	172,057
Essilor International	1,800	206,790
Groupe Danone	4,300	702,510
L'Oreal	5,200	567,731
Lafarge SA	5,100	801,803
PagesJaunes SA	6,179	134,874
Peugeot SA	5,300	373,541
Renault SA	600	70,172
Safran SA	2,600	63,456
Sanofi-Aventis	33,300	2,895,896
Schneider Electric SA	7,900	1,002,872
Societe Generale Class A	3,045	526,234
Thales SA	5,700	330,919
Total SA	17,900	1,254,169
Veolia Environnement	8,400	624,569
Vivendi	6,900	280,392

		14,971,825

Germany (5.83%)
Allianz SE Reg.	4,200	862,401
Bayer AG	5,800	370,661
Bayerische Motoren Werke AG	3,800	224,217
Commerzbank AG	10,600	468,980
Continental AG	1,900	245,588
DaimlerChrysler AG	14,700	1,205,712
Depfa Bank PLC	13,900	248,258
Deutsche Bank AG	1,800	242,473
Deutsche Post AG	11,700	354,163
Metro AG	3,600	254,928
SAP AG	14,000	624,082
SAP AG Sponsored ADR	3,500	156,275
Siemens AG	13,250	1,416,355
Volkswagen AG	3,400	510,963

		7,185,056

Greece (0.19%)
Greek Org of Football Prognostics SA	6,190	237,483

Hong Kong (2.35%)
Bank of East Asia Ltd.	91,200	530,497
Esprit Holdings Ltd.	17,500	205,270

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Hang Lung Properties Ltd.	75,000	$209,733
Hang Lung Properties Ltd. (b)	61,000	170,583
Hong Kong & China Gas Co. Ltd.	97,000	216,756
Li & Fung Ltd.	135,800	426,683
Sun Hung Kai Properties Ltd.	15,000	173,546
Sun Hung Kai Properties Ltd. (b)	5,000	57,849
Swire Pacific Ltd. Class A	80,500	903,545

		2,894,462

Ireland (0.58%)
CRH PLC	10,925	466,721
CRH PLC (special placement)	5,900	252,209

		718,930

Italy (0.66%)
ENI SpA	6,800	221,281
Intesa Sanpaolo	78,551	596,540

		817,821

Japan (27.69%)
Advantest Corp.	5,300	235,226
Aeon Co. Ltd.	30,000	598,269
Bank of Yokohama Ltd.	30,000	223,778
Canon Inc.	10,300	553,284
Daiwa House Industry Co. Ltd.	16,000	262,458
Fanuc Ltd.	9,300	865,759
FUJIFILM Holdings Corp.	5,600	229,056
Hirose Electric Co. Ltd.	2,800	336,694
Hoya Corp.	8,500	282,035
Idemitsu Kosan Co. Ltd.	2,300	268,177
INPEX Holdings Inc.	71	614,562
Japan Tobacco Inc.	75	368,508
JS Group Corp.	8,700	188,633
Kao Corp.	10,000	292,770
Keyence Corp.	960	216,619
Millea Holdings Inc.	7,800	288,595
Mitsubishi Corp.	42,600	988,722
Mitsubishi Estate Co. Ltd.	38,000	1,247,963
Mitsubishi Heavy Industries Ltd.	29,000	187,526
Mitsubishi UFJ Financial Group Inc.	59	665,903
Mitsui & Co. Ltd.	16,000	298,710
Mitsui Fudosan Co. Ltd.	10,000	293,618
Mitsui OSK Lines Ltd.	26,000	288,595
Mitsui Sumitomo Insurance Co.	22,830	286,537
Mizuho Financial Group Inc.	167	1,075,637
Murata Manufacturing Co. Ltd.	4,400	321,113
NGK Spark Plug Co. Ltd.	12,000	224,542
Nintendo Co. Ltd.	3,400	988,204
Nippon Electric Glass Co. Ltd.	33,000	578,284
Nippon Telegraph & Telephone Corp.	48	253,768
Nissan Motor Co. Ltd.	86,600	928,172
Nitto Denko Corp.	5,700	267,490

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nomura Holdings Inc.	12,000	$250,000
NTT DoCoMo Inc.	142	262,695
NTT Urban Development Corp.	189	442,668
Orix Corp.	6,720	1,750,713
Rohm Co. Ltd.	3,300	299,364
Shimamura Co. Ltd.	2,000	219,959
Shin-Etsu Chemical Co. Ltd.	5,900	359,988
SMC Corp.	4,900	657,408
Softbank Corp. (a)	104,200	2,679,277
Sony Corp.	5,100	259,241
Sumitomo Corp.	51,000	917,515
Sumitomo Metal Industries Ltd.	59,000	304,913
Sumitomo Mitsui Financial Group Inc.	332	3,014,596
Sumitomo Realty & Development Co. Ltd.	18,000	682,790
Suzuki Motor Corp.	37,500	973,778
T&D Holdings Inc.	3,050	210,425
Takeda Pharmaceutical Co. Ltd.	6,500	426,383
TDK Corp.	1,800	156,110
Tokuyama Corp.	20,000	349,627
Tokyo Electric Power Co.	12,900	441,166
Tokyo Electron Ltd.	6,300	440,530
Tokyo Gas Co. Ltd.	86,000	479,481
Tokyu Corp.	58,000	451,833
Toshiba Corp.	129,000	861,533
Toyota Motor Corp.	2,900	185,803
Trend Micro Inc.	11,500	314,240
Ushio Inc.	8,200	158,308
Yahoo! Japan Corp. (a)	1,842	635,415
Yamada Denki Co. Ltd.	7,050	656,899
Yamato Holdings Co. Ltd.	35,000	564,324

		34,126,189

Netherlands (4.96%)
ABN AMRO Holdings NV	31,171	1,341,634
Aegon NV	26,704	532,234
Akzo Nobel NV	2,000	151,886
Heineken NV	10,562	552,518
ING Groep NV	45,626	1,929,052
Koninklijke KPN NV	56,100	873,814
Koninklijke Numico NV (a)	5,620	289,864
Reed Elsevier NV	21,400	378,494
Unilever NV-CVA	2,100	61,155

		6,110,651

Norway (0.67%)
DNB NOR ASA	17,200	242,792
Norske Skogindustrier ASA	6,284	107,519
Telenor ASA	26,600	472,632

		822,943

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Singapore (1.03%)
Capitaland Ltd.	28,000	$147,645
DBS Group Holdings Ltd.	17,000	239,792
Singapore Telecommunications (b)	252,200	545,243
United Overseas Bank Ltd.	24,000	332,202

		1,264,882

Spain (3.97%)
Altadis SA	11,600	744,886
Banco Bilbao Vizcaya Argentaria SA	64,700	1,588,574
Banco Santander Central Hispano SA	65,200	1,163,622
Iberdrola SA	3,500	165,465
Inditex	3,200	198,903
Repsol YPF SA	22,400	755,257
Telefonica SA	12,757	281,184

		4,897,891

Sweden (0.60%)
ASSA ABLOY AB Class B	11,800	271,223
Atlas Copco AB Class A	6,900	229,249
TeliaSonera AB	28,500	245,908

		746,380

Switzerland (8.75%)
Compagnie Financiere Richemont AG
Class A	30,987	1,732,763
Credit Suisse Group	10,711	768,629
Holcim Ltd.	12,999	1,301,879
Holcim Ltd. (b)	1,181	118,280
Nestle SA	3,418	1,331,168
Novartis AG	34,363	1,971,033
Petroplus Holdings AG (a)	3,467	246,797
Roche Holding AG	5,512	975,254
Swiss Reinsurance	17,083	1,560,476
Swisscom AG	1,264	456,908
Synthes Inc. (a)	548	67,646
UBS AG	4,226	251,094

		10,781,927

United Kingdom (15.28%)
Anglo American PLC	4,600	242,325
ARM Holdings PLC	35,400	93,347
AstraZeneca PLC	27,600	1,484,190
BAE Systems PLC	137,100	1,241,044
BHP Billiton PLC	19,510	434,990
Cadbury Schweppes PLC	16,700	214,267
Carnival PLC	4,700	226,505
Daily Mail & General Trust NV	20,000	319,579
HBOS PLC	62,500	1,287,712
HSBC Holdings PLC	27,200	476,109
Kingfisher PLC	46,400	254,065
Lloyds TSB Group PLC	53,600	590,670

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
National Grid PLC	37,900	$594,788
Reed Elsevier PLC	71,100	849,978
Reuters Group PLC	27,500	252,180
Rio Tinto PLC	7,100	405,460
Royal Bank of Scotland Group	57,600	2,248,828
Royal Bank of Scotland Group (b)	6,700	261,582
Royal Dutch Shell PLC ADR Class A	600	39,780
Royal Dutch Shell PLC Class A	49,523	1,647,267
Royal Dutch Shell PLC Class B	8,846	294,363
SABMiller PLC	26,900	590,227
Scottish & Southern Energy PLC	21,000	636,816
Standard Chartered PLC	29,300	844,113
Tesco PLC	44,400	388,153
Unilever PLC	7,605	229,122
Vodafone Group PLC	463,950	1,237,093
Xstrata PLC	21,666	1,113,638
Yell Group PLC	28,300	333,027

		18,831,218

United States (0.14%)
News Corp. Inc. CDI	7,329	169,358

Total Common Stocks
(cost $ 83,665,673)		120,066,079

Preferred Stocks (0.09%)
Germany (0.09%)
Volkswagen AG PFD	1,100	113,191

Total Preferred Stocks
(cost $ 81,224)		113,191

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Principal amount	Value
Repurchase Agreement (2.70%)
Investors Bank & Trust Co. Repurchase Agreement, (c) 3.550%, agreement date 03/30/2007, to be repurchased at $3,333,102 on 04/02/2007	$3,332,116	$3,332,116

Total Repurchase Agreement
(cost $ 3,332,116)		3,332,116

TOTAL INVESTMENTS (100.20%)
(cost $ 87,079,013)		123,511,386
LIABILITIES, NET OF CASH AND OTHER
ASSETS (-0.20%)		(251,359)

NET ASSETS (100.00%)		$123,260,027

(a)	Non-income producing security.

(b)	These shares may only be resold to qualified institutional buyers in transactions exempt from registration.

(c)	Repurchase agreement is fully collateralized by U.S. Government Agency Securities with a coupon rate of 8.375%, a maturity date of June 25, 2016, and a market value of $3,498,722 as of March 31, 2007.

ADR - American Depository Receipt

FDR - Fiduciary Depository Receipt

INTERNATIONAL EQUITY FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$39,652,961	32.11%
Japanese Yen	34,126,189	27.63
British Pound	15,659,981	12.68
Swiss Franc	10,781,927	8.73
Canadian Dollar	7,500,585	6.07
United States Dollar	4,616,123	3.74
Australian Dollar	3,486,235	2.82
Hong Kong Dollar	2,894,462	2.34
Swedish Krona	2,230,570	1.81
Singapore Dollar	1,264,882	1.02
Norwegian Krone	822,943	0.67
Danish Krone	474,528	0.38

Total Investments	$123,511,386	100.00%

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$35,166,848	28.53%
Consumer Discretionary	13,407,278	10.88
Materials	13,254,996	10.75
Industrials	11,362,193	9.22
Telecommunication Services	10,362,007	8.41
Energy	8,883,217	7.21
Health Care	8,755,369	7.10
Consumer Staples	8,343,879	6.77
Information Technology	7,484,444	6.07
Utilities	3,159,039	2.56

Total Stocks	120,179,270	97.50
Repurchase Agreement	3,332,116	2.70
Liabilities, Net of Cash and Other Assets	(251,359)	(0.20)

Net Assets	$123,260,027	100.00%

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (97.88%)
Consumer Discretionary (15.79%)
1-800-FLOWERS.COM Inc. (a)	7,415	$57,689
99 Cents Only Stores (a)	12,378	182,328
Aaron Rents Inc.	10,358	273,866
AC Moore Arts & Crafts Inc. (a)	3,955	84,400
Aeropostale Inc. (a)	12,990	522,588
AFC Enterprises (a)	6,341	127,137
Aftermarket Technology Corp. (a)	5,468	132,763
Ambassadors Group Inc.	5,472	181,889
America’s Car-Mart Inc. (a)	2,584	34,522
American Axle & Manufacturing Holdings Inc.	12,187	333,314
American Greetings Corp.	11,700	271,557
Ameristar Casinos Inc.	6,657	213,756
Applebee’s International Inc.	17,300	428,694
Arbitron Inc.	6,818	320,105
Arctic Cat Inc.	3,552	69,228
ArvinMeritor Inc.	16,415	299,574
Asbury Automotive Group Inc.	3,552	100,344
Audible Inc. (a)	6,651	69,104
Audiovox Corp. (a)	3,404	50,141
Avatar Holdings Inc. (a)	1,448	103,445
Bally Technologies Inc. (a)	12,162	286,780
Bally Total Fitness Holding Corp. (a)	8,500	5,185
Bandag Inc.	2,616	132,605
bebe stores inc.	5,800	100,804
Belo Corp.	23,300	435,011
Big 5 Sporting Goods Corp.	5,519	143,052
Big Lots Inc. (a)	27,045	845,968
BJ’s Restaurant Inc. (a)	2,939	62,101
Blockbuster Inc. (a)	44,609	287,282
Blue Nile Inc. (a)	3,556	144,587
Bluegreen Corp. (a)	5,823	65,742
Blyth Inc.	6,145	129,721
Bob Evans Farms Inc.	8,945	330,518
Bon-Ton Stores Inc.	1,900	106,856
Books-A-Million Inc.	3,700	52,688
Borders Group Inc.	14,300	292,006
Bright Horizons Family Solutions Inc. (a)	6,706	253,151
Brookfield Homes Corp.	3,037	97,488
Brown Shoe Co. Inc.	7,070	296,940
Buckle Inc.	3,933	140,408
Buffalo Wild Wings Inc. (a)	1,898	120,903
Build-A-Bear Workshop Inc. (a)	3,929	107,930
Building Materials Holding Corp.	6,292	113,948
Cabela’s Inc. (a)	6,930	171,933
Cache Inc. (a)	3,857	68,462
California Coastal Communities Inc. (a)	2,854	57,908
California Pizza Kitchen Inc. (a)	5,280	173,659
Callaway Golf Co.	18,214	287,053
Capella Education Co. (a)	629	21,097
Carmike Cinemas Inc.	8,499	197,177

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Carrols Restaurant Group Inc. (a)	1,300	$18,863
Carter’s Inc. (a)	11,408	289,079
Casual Male Retail Group Inc. (a)	9,943	117,626
Catalina Marketing Corp.	10,770	340,117
Cato Corp. Class A	7,344	171,776
Cavco Industries Inc. (a)	1,800	62,910
CBRL Group Inc.	6,182	286,227
CEC Entertainment Inc. (a)	7,606	315,953
Century Casinos Inc. (a)	3,900	32,175
Champion Enterprises Inc. (a)	19,080	167,904
Charlotte Russe Holding Inc. (a)	4,367	126,075
Charming Shoppes Inc. (a)	30,881	399,909
Charter Communications Inc. (a)	89,272	249,069
Cherokee Inc.	1,482	63,815
Children’s Place Retail Stores Inc. (a)	5,556	309,803
Chipolte Mexican Grill Inc. Class B (a)	5,800	332,920
Christopher & Banks Corp.	9,242	179,942
Churchill Downs Inc.	1,561	70,854
Citadel Broadcasting Corp.	8,869	84,344
Citi Trends Inc. (a)	1,400	59,836
CKE Restaurants Inc.	15,972	301,232
CKX Inc. (a)	11,100	123,210
Coinmach Service Corp.	5,100	54,111
Columbia Sportswear Co.	3,300	205,623
Conn’s Inc. (a)	2,086	51,628
Cooper Tire & Rubber Co.	14,901	272,539
Core-Mark Holding Co. Inc. (a)	2,000	71,360
Corinthian Colleges Inc. (a)	21,978	302,197
Cosi Inc. (a)	14,900	83,142
Cost Plus Inc. (a)	5,566	55,660
Courier Corp.	2,001	78,179
Cox Radio Inc. (a)	9,463	129,170
Crocs Inc. (a)	2,800	132,300
Crown Media Holdings Inc. (a)	2,762	14,721
CSK Auto Corp. (a)	11,227	193,104
CSS Industries Inc.	1,218	45,651
Cumulus Media Inc. (a)	9,806	91,980
Deb Shops Inc.	893	24,182
Deckers Outdoor Corp. (a)	2,853	202,620
dELiA*s Inc. (a)	5,700	52,326
Denny’s Corp. (a)	33,853	165,880
Directed Electronics Inc. (a)	2,600	23,296
Domino’s Pizza Inc.	8,417	273,300
Dover Downs Gaming & Entertainment Inc.	3,702	47,682
Dover Motorsports Inc.	3,791	19,903
Dress Barn Inc. (a)	11,436	237,983
Drew Industries Inc. (a)	4,964	142,368
drugstore.com inc. (a)	13,990	36,094
DSW Inc. (a)	3,900	164,619
Educate Inc. (a)	5,631	43,133
Emmis Communications Corp.	8,521	71,917

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Entercom Communications Corp.	7,885	$222,199
Entravision Communications Corp. (a)	15,640	146,078
Ethan Allen Interiors Inc.	7,622	269,361
Fisher Communications Inc. (a)	1,296	62,986
Fleetwood Enterprises Inc. (a)	16,458	130,183
Fossil Inc. (a)	10,547	279,179
Fred’s Inc.	9,740	143,178
FTD Group Inc.	3,509	58,004
Fuel Systems Solutions Inc. (a)	2,800	51,856
Furniture Brands International Inc.	10,264	161,966
Gaiam Inc. (a)	4,200	66,108
GateHouse Media Inc.	3,701	75,130
Gaylord Entertainment Co. (a)	10,063	532,031
Gemstar-TV Guide International Inc. (a)	61,809	258,980
Genesco Inc. (a)	5,059	210,100
GenTek Inc. (a)	2,600	88,556
Gray Television Inc.	11,047	115,110
Great Wolf Resorts Inc. (a)	5,228	69,166
Group 1 Automotive Inc.	5,521	219,570
GSI Commerce Inc. (a)	9,827	221,992
Guess ? Inc.	10,002	404,981
Guitar Center Inc. (a)	7,333	330,865
Gymboree Corp. (a)	7,765	311,144
Interactive Inc. (a)	14,563	87,815
Hartmarx Corp. (a)	8,917	65,986
Haverty Furniture Companies Inc.	5,635	78,890
Hibbett Sports Inc. (a)	8,212	234,781
Home Solutions of America Inc. (a)	12,400	58,900
Hooker Furniture Corp.	3,016	60,471
Hot Topic Inc. (a)	10,592	117,571
Hovnanian Enterprises Inc. (a)	11,800	296,888
Iconix Brand Group Inc. (a)	11,300	230,520
IHOP Corp.	4,575	268,324
Insight Enterprises Inc. (a)	11,548	207,633
Interactive Data Corp.	7,700	190,575
INVESTools Inc. (a)	15,900	221,010
iRobot Corp. (a)	2,900	37,903
Isle of Capri Casinos Inc. (a)	4,209	107,835
J Crew Group Inc. (a)	5,100	204,867
Jack in the Box Inc. (a)	8,355	577,581
Jakks Pacific Inc. (a)	6,627	158,385
Jo-Ann Stores Inc. (a)	6,269	170,830
Jos. A. Bank Clothiers Inc. (a)	4,437	156,848
Journal Communications Inc. Class A	9,042	118,541
Journal Register Co.	9,209	54,886
K-Swiss Inc. Class A	6,471	174,846
K2 Inc. (a)	11,435	138,249
Kellwood Co.	5,843	171,375
Kenneth Cole Productions Inc.	2,620	67,255
Keystone Automotive Industries Inc. (a)	3,909	131,733
Kimball International Inc. Class B	6,383	123,064
Krispy Kreme Doughnuts Inc. (a)	13,306	135,588
La-Z-Boy Inc.	12,622	156,260

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Lakes Entertainment Inc. (a)	6,500	$72,475
Landry’s Restaurants Inc.	4,195	124,172
Leapfrog Enterprises Inc. (a)	7,420	79,394
Lear Corp. (a)	18,500	675,435
Lee Enterprises Inc. Class A	11,700	351,585
Levitt Corp Class A	3,795	35,331
Life Time Fitness Inc. (a)	7,593	390,356
Lifetime Brands Inc.	2,773	57,928
Lin TV Corp. (a)	7,465	118,693
Lincoln Educational Services (a)	400	5,684
Lithia Motors Inc. Class A	4,166	114,190
Live Nation Inc. (a)	14,400	317,664
LKQ Corp. (a)	11,604	253,663
LodgeNet Entertainment Corp. (a)	4,168	128,041
Lodgian Inc. (a)	5,551	74,161
Luby’s Inc. (a)	4,606	45,001
M/I Homes Inc.	3,200	84,960
Magna Entertainment Corp. (a)	7,377	26,852
Maidenform Brands Inc. (a)	4,200	96,894
Marcus Corp.	4,237	98,553
Marine Products Corp.	2,692	25,762
MarineMax Inc. (a)	4,315	100,022
Martha Stewart Living Omnimedia Inc.	7,578	128,902
Marvel Entertainment Inc. (a)	11,000	305,250
Matthews International Corp.	7,768	316,158
McCormick & Schmick’s Seafood Restaurants Inc. (a)	3,326	89,170
Media General Inc.	5,601	213,734
Mediacom Communications Corp. Class A (a)	15,028	122,328
Meritage Homes Corp. (a)	5,000	160,600
Midas Inc. (a)	3,884	83,778
Modine Manufacturing Co.	8,143	186,475
Monaco Coach Corp.	7,322	116,639
Monarch Casino & Resort Inc. (a)	1,966	51,116
Monro Muffler Brake Inc.	3,090	108,459
Morgans Hotel Group (a)	4,800	100,848
Morningstar Inc. (a)	3,305	170,670
Morton’s Restaurant Group Inc. (a)	2,200	39,138
Movado Group Inc.	4,516	132,996
MTR Gaming Group Inc. (a)	4,861	63,582
Multimedia Games Inc. (a)	7,136	84,918
National CineMedia Inc. (a)	10,200	272,340
National Presto Industries Inc.	1,318	81,242
Nautilus Inc.	8,502	131,186
Netflix Inc. (a)	10,450	242,335
New York & Co. Inc. (a)	5,356	84,571
Noble International Ltd.	3,297	55,324
O’Charley’s Inc. (a)	6,009	115,914
Oakley Inc.	6,774	136,428
Orleans Homebuilders Inc.	900	7,965
Outdoor Channel Holdings Inc. (a)	2,300	23,506

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Overstock.com Inc. (a)	3,499	$58,083
Oxford Industries Inc.	3,747	185,252
Pacific Sunwear of California Inc. (a)	17,202	358,318
Palm Harbor Homes Inc. (a)	2,805	40,224
Pantry Inc. (a)	5,839	264,040
Papa John’s International Inc. (a)	6,380	187,572
Payless Shoesource Inc. (a)	15,578	517,190
Peet’s Coffee & Tea Inc. (a)	3,541	97,802
PEP Boys-Manny Moe & Jack	11,627	221,959
Perry Ellis International Inc. (a)	2,926	93,603
PetMed Express Inc. (a)	4,700	55,695
PF Chang’s China Bistro Inc. (a)	5,991	250,903
Phillips-Van Heusen Corp.	13,742	808,030
Pier 1 Imports Inc.	22,511	155,551
Pinnacle Entertainment Inc. (a)	14,448	420,003
Playboy Enterprises Inc. (a)	6,294	64,765
Polaris Industries Inc.	8,387	402,408
Pre-Paid Legal Services Inc. (a)	2,567	128,632
Prestige Brands Holdings Inc. (a)	6,248	74,039
Priceline.com Inc. (a)	6,262	333,514
Primedia Inc. (a)	42,621	113,372
Private Media Group Inc. (a)	4,500	11,070
Progressive Gaming International Corp. (a)	8,608	38,736
Quantum Fuel Systems Technologies Worldwide Inc. (a)	10,060	12,273
Quiksilver Inc. (a)	28,700	332,920
Radio One Inc. Class D (a)	18,683	120,692
Rare Hospitality International Inc. (a)	8,113	244,120
Raser Technologies Inc. (a)	4,100	21,320
RC2 Corp. (a)	5,254	212,209
RCN Corp. (a)	7,471	190,884
Red Robin Gourmet Burgers Inc. (a)	4,274	165,917
Regis Corp.	11,578	467,404
Rent-A-Center Inc. (a)	17,100	478,458
Restoration Hardware Inc. (a)	7,748	50,827
Retail Ventures Inc. (a)	4,921	103,587
Riviera Holdings Corp. (a)	2,665	74,487
Ruby Tuesday Inc.	13,811	394,995
Russ Berrie & Co. Inc. (a)	3,376	47,602
Ruth’s Chris Steak House (a)	4,800	97,728
Salem Communications Corp.	2,459	30,738
Sauer-Danfoss Inc.	2,239	67,394
Scholastic Corp. (a)	9,073	282,170
Sealy Corp.	4,100	71,668
Select Comfort Corp. (a)	13,420	238,876
Shiloh Industries Inc.	800	9,024
Shoe Carnival Inc. (a)	2,217	73,826
Shuffle Master Inc. (a)	8,178	149,249
Shutterfly Inc. (a)	1,143	18,334
Sinclair Broadcast Group Inc.	12,604	194,732
Six Flags Inc. (a)	17,656	106,113

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Skechers U.S.A. Inc. (a)	2,449	$82,213
Skyline Corp.	1,843	62,183
Smith & Wesson Holding Corp. (a)	7,400	96,866
Sonic Automotive Inc.	6,697	190,864
Sonic Corp. (a)	16,200	360,936
Sotheby’s	15,287	679,966
Source Interlink Co. Inc. (a)	8,666	58,149
Spanish Broadcasting System Inc. (a)	12,392	49,568
Speedway Motorsports Inc.	3,554	137,717
Stage Stores Inc.	10,107	235,594
Stamps.com Inc. (a)	5,228	75,126
Stanley Furniture Co. Inc.	3,116	64,813
Star Maritime Acquisition Corp. (a)	4,900	50,225
Stein Mart Inc.	7,023	114,615
Steinway Musical Instruments Inc.	1,899	61,281
Steven Madden Ltd.	5,512	160,950
Stewart Enterprises Inc.	27,054	218,055
Strayer Education Inc.	3,650	456,250
Stride Rite Corp.	8,163	125,629
Sun-Times Media Group Inc.	17,413	86,368
Superior Industries International Inc.	5,341	111,253
Syms Corp. (a)	1,000	18,650
Systemax Inc.	1,800	33,714
Talbots Inc.	5,199	122,800
Tarragon Corp.	2,517	26,101
Technical Olympic USA Inc.	5,283	21,079
Tempur-Pedic International Inc.	11,800	306,682
Tenneco Inc. (a)	11,113	282,937
Texas Roadhouse Inc. Class A (a)	11,204	159,657
The Andersons Inc.	3,192	141,725
The Finish Line Inc. Class A	10,851	136,723
The Men’s Wearhouse Inc.	11,300	531,665
The Steak n Shake Co. (a)	5,636	94,516
Timberland Co. (a)	11,700	304,551
TiVo Inc. (a)	19,940	126,619
Town Sports International Holdings Inc. (a)	2,100	45,780
Triarc Companies Inc. Class B	14,135	242,981
True Religion Apparel Inc. (a)	3,300	53,592
Trump Entertainment Resorts Inc. (a)	7,900	142,753
Tuesday Morning Corp.	7,389	109,653
Tupperware Brands Corp.	15,296	381,329
Tween Brands Inc. (a)	7,918	282,831
Under Armour Inc. Class A (a)	5,000	256,500
Unifirst Corp.	2,475	94,966
Universal Electronics Inc. (a)	3,675	102,385
Universal Technical Institute Inc. (a)	5,881	135,733
Vail Resorts Inc. (a)	7,582	411,930
Valassis Communications Inc. (a)	11,490	197,513
Value Line Inc.	162	7,744
ValueVision Media Inc. Class A (a)	8,223	101,636
Vertrue Inc. (a)	1,936	93,141
Visteon Corp. (a)	30,178	257,720

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Volcom Inc. (a)	3,500	$120,260
Warnaco Group Inc. (a)	11,166	317,114
WCI Communities Inc. (a)	7,481	159,645
West Marine Inc. (a)	2,895	52,718
Westwood One Inc.	15,200	104,424
Wet Seal Inc. (a)	20,405	133,653
Weyco Group Inc.	1,100	28,578
Winnebago Industries Inc.	7,219	242,775
WMS Industries Inc. (a)	6,292	246,898
Wolverine World Wide Inc.	13,121	374,867
World Wrestling Entertainment Inc.	5,469	89,145
Xerium Technologies Inc.	3,492	28,006
Zale Corp. (a)	10,867	286,671
Zumiez Inc. (a)	3,466	139,056

		53,078,580

Consumer Staples (3.17%)
Alico Inc.	785	45,004
Alliance One International Inc. (a)	22,444	207,158
American Oriental Bioengineering Inc. (a)	11,300	106,107
Arden Group Inc. Class A	200	26,700
Boston Beer Co. Inc. (a)	2,580	86,043
Casey’s General Stores Inc.	11,966	299,270
Central European Distribution Corp. (a)	7,046	205,109
Central Garden & Pet Co. (a)	15,312	225,086
Chattem Inc. (a)	4,343	255,976
Chiquita Brands International Inc.	9,205	129,054
Coca-Cola Bottling Co. Consolidated	947	53,629
Darling International Inc. (a)	17,625	114,562
Delta & Pine Land Co.	8,743	360,212
Diamond Foods Inc.	3,500	58,275
Elizabeth Arden Inc. (a)	6,703	146,259
Farmer Brothers Co.	1,393	31,621
Flowers Foods Inc.	12,790	385,874
Green Mountain Coffee Roasters Inc. (a)	1,359	85,685
Hain Celestial Group Inc. (a)	7,923	238,245
Imperial Sugar Co.	2,800	93,884
Ingles Markets Inc.	3,205	130,892
Inter Parfums Inc.	867	18,207
J&J Snack Foods Corp.	3,042	120,129
Jones Soda Co. (a)	6,600	133,452
Lancaster Colony Corp.	6,319	279,237
Lance Inc.	7,805	157,973
Longs Drug Stores Corp.	7,912	408,576
Mannatech Inc.	3,479	55,873
Maui Land & Pineapple Co. Inc. (a)	866	31,306
Medifast Inc. (a)	2,900	20,764
MGP Ingredients Inc.	2,400	48,888
Nash Finch Co.	3,712	127,916
National Beverage Corp. (a)	1,900	33,326

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
NBTY Inc. (a)	13,436	$712,645
Nu Skin Enterprises Inc.	13,162	217,436
Parlux Fragrances Inc. (a)	3,948	22,030
Pathmark Stores Inc. (a)	12,688	162,406
Performance Food Group Co. (a)	8,549	263,908
Perrigo Co.	19,738	348,573
Physicians Formula Holdings Inc. (a)	1,200	22,656
Pilgrim’s Pride Corp.	9,500	315,305
Playtex Products Inc. (a)	13,910	188,759
Premium Standard Farms Inc.	3,500	73,640
PriceSmart Inc. (a)	1,300	19,968
Ralcorp Holdings Inc. (a)	6,562	421,937
Reddy Ice Holdings Inc.	4,600	138,828
Revlon Inc. Class A (a)	29,111	30,567
Ruddick Corp.	9,090	273,427
Sanderson Farms Inc.	4,151	153,836
Seaboard Corp.	74	167,240
Smart & Final Inc. (a)	3,999	87,058
Spartan Stores Inc.	5,652	151,474
Spectrum Brands Inc. (a)	8,000	50,640
Susser Holdings Corp. (a)	620	10,757
The Great Atlantic & Pacific Tea Co. Inc.	4,223	140,119
Tootsie Roll Industries Inc.	7,861	235,594
Topps Co. Inc.	9,376	91,135
TreeHouse Foods Inc. (a)	6,800	207,196
United Natural Foods Inc. (a)	10,742	329,135
Universal Corp.	6,605	405,217
USANA Health Sciences Inc. (a)	2,174	101,895
Vector Group Ltd.	10,333	193,330
Village Super Market Inc.	300	28,647
WD-40 Co.	4,244	134,577
Weis Markets Inc.	2,596	116,041
Wild Oats Markets Inc. (a)	7,081	128,874

		10,665,142

Energy (4.93%)
Allis-Chalmers Energy Inc. (a)	6,400	100,800
Alon USA Energy Inc.	2,700	97,740
Alpha Natural Resources Inc. (a)	11,421	178,510
Arena Resources Inc. (a)	2,900	145,348
Atlas America Inc. (a)	4,231	239,009
ATP Oil & Gas Corp. (a)	5,119	192,474
Atwood Oceanics Inc. (a)	6,304	369,982
Aurora Oil & Gas Corp. (a)	14,000	36,540
Aventine Renewable Energy Holdings Inc. (a)	7,079	128,979
Basic Energy Services Inc. (a)	2,900	67,570
Berry Petroleum Co.	9,366	287,162
Bill Barrett Corp. (a)	7,138	231,343
Bois d’Arc Energy Inc. (a)	2,942	38,923
Brigham Exploration Co. (a)	11,249	69,969
Bristow Group Inc. (a)	5,091	185,567

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Bronco Drilling Co. Inc. (a)	3,400	$56,338
Cal Dive International Inc. (a)	1,727	21,087
Callon Petroleum Co. (a)	5,380	73,007
CARBO Ceramics Inc.	4,931	229,538
Carrizo Oil & Gas Inc. (a)	5,868	205,145
Clayton Williams Energy Inc. (a)	1,449	41,108
Complete Production Services Inc. (a)	5,700	113,487
Comstock Resources Inc. (a)	9,940	272,157
Crosstex Energy Inc.	8,319	239,171
Dawson Geophysical Co. (a)	2,000	99,060
Delek US Holdings Inc.	3,000	57,390
Delta Petroleum Corp. (a)	14,227	326,652
Dril-Quip Inc. (a)	4,788	207,225
Edge Petroleum Corp. (a)	6,671	83,521
Encore Acquisition Co. (a)	13,091	316,671
Energy Partners Ltd. (a)	9,603	174,294
ENGlobal Corp. (a)	3,100	17,205
Evergreen Energy Inc. (a)	17,251	113,339
EXCO Resources Inc. (a)	11,900	197,302
Exploration Co. of Delaware (a)	7,200	78,120
Gasco Energy Inc. (a)	19,984	48,761
GeoGlobal Resources Inc. (a)	7,600	46,436
Geomet Inc. (a)	2,386	21,045
Giant Industries Inc. (a)	3,397	256,983
GMX Resources Inc. (a)	2,600	79,898
Goodrich Petroleum Corp. (a)	3,144	105,733
Grey Wolf Inc. (a)	44,957	301,212
Gulf Island Fabrication Inc.	3,113	83,242
Gulfmark Offshore Inc. (a)	4,380	191,187
Gulfport Energy Corp. (a)	2,200	29,392
Hanover Compressor Co. (a)	24,322	541,165
Harvest Natural Resources Inc. (a)	9,532	92,842
Hercules Offshore Inc. (a)	5,200	136,552
Hornbeck Offshore Services Inc. (a)	6,034	172,874
Houston Exploration Co. (a)	6,734	363,299
Hydril (a)	4,259	409,886
Input/Output Inc. (a)	15,332	211,275
International Coal Group Inc. (a)	28,100	147,525
James River Coal Co. (a)	3,838	28,670
Lone Star Technologies Inc. (a)	7,094	468,417
Lufkin Industries Inc.	3,882	218,091
Mariner Energy Inc. (a)	18,072	345,717
Markwest Hydrocarbon Inc.	1,425	88,350
Matrix Service Co. (a)	6,200	125,426
McMoRan Exploration Co. (a)	6,048	82,918
Meridian Resource Corp. (a)	19,127	46,096
Metretek Technologies Inc. (a)	3,900	52,026
NATCO Group Inc. (a)	3,600	122,832
Newpark Resources Inc. (a)	22,557	159,027
NGP Capital Resources Co.	4,826	76,299
Oil States International Inc. (a)	11,652	373,913
Pacific Ethanol Inc. (a)	6,100	103,883
Parallel Petroleum Corp. (a)	9,696	222,523

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Parker Drilling Co. (a)	27,321	$256,544
Penn Virginia Corp.	4,817	353,568
PetroHawk Energy Corp. (a)	34,929	460,015
Petroleum Development Corp. (a)	3,818	204,530
Petroquest Energy Inc. (a)	10,663	124,650
PHI Inc. (a)	2,900	78,474
Pioneer Drilling Co. (a)	8,982	113,982
Quest Resource Corp. (a)	5,000	45,850
RAM Energy Resources Inc. (a)	2,200	10,186
Rentech Inc. (a)	30,500	95,770
Resource America Inc.	3,210	75,852
Rosetta Resources Inc. (a)	12,117	248,883
RPC Inc.	7,849	130,764
Stone Energy Corp. (a)	5,987	177,754
SulphCo Inc. (a)	7,400	25,308
Superior Well Services Inc. (a)	3,000	68,550
Swift Energy Co. (a)	6,489	271,046
Syntroleum Corp. (a)	9,926	30,969
Toreador Resources Corp. (a)	3,090	56,084
Transmeridian Exploration Inc. (a)	15,000	42,900
Trico Marine Services Inc. (a)	3,100	115,506
Union Drilling Inc. (a)	3,700	52,540
Universal Compression Holdings Inc. (a)	7,411	501,576
US BioEnergy Corp. (a)	585	6,710
USEC Inc. (a)	20,391	331,354
VAALCO Energy Inc. (a)	13,900	72,002
Venoco Inc. (a)	2,879	51,419
VeraSun Energy (a)	4,237	84,189
W-H Energy Services Inc. (a)	7,257	339,192
Warren Resources Inc. (a)	14,146	184,322
Western Refining Inc.	5,700	222,414
Westmoreland Coal Co. (a)	1,300	26,195
Whiting Petroleum Corp. (a)	8,783	346,138
World Fuel Services Corp.	6,728	311,237

		16,561,701

Financials (20.73%)
1st Source Corp.	2,527	66,132
21st Century Insurance Group	7,286	154,463
Abington Community Bancorp Inc.	700	13,902
Acadia Realty Trust	8,453	220,370
Accredited Home Lenders Holding Co. (a)	4,935	45,747
Advance America Cash Advance Centers Inc.	16,401	252,411
Advanta Corp.	5,026	220,340
Affirmative Insurance Holding Inc.	1,958	33,873
Affordable Residential Communities (a)	8,588	104,172
Agree Realty Corp.	3,360	114,710
Alabama National Bancorporation	4,426	313,405
Alexander’s Inc. (a)	440	181,148

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Alexandria Real Estate Equities Inc.	7,389	$741,634
Alfa Corp.	6,219	114,927
Amcore Financial Inc.	5,421	172,117
American Campus Communities Inc.	5,376	162,839
American Equity Investment Life Holdings Co.	14,269	187,352
American Financial Realty Trust	28,500	287,280
American Home Mortgage Investment Corp.	9,809	264,745
American Physicians Capital Inc. (a)	2,713	108,737
AmericanWest Bancorp	3,263	70,285
Ameris Bancorp	2,230	54,590
AmTrust Financial Services Inc.	6,000	63,360
Anchor Bancorp Wisconsin Inc.	4,887	138,546
Anthracite Capital Inc.	14,155	169,860
Anworth Mortgage Asset Corp.	11,957	116,820
Apollo Investment Corp.	26,222	561,151
Arbor Realty Trust Inc.	4,956	150,861
Ares Capital Corp.	13,824	251,182
Argonaut Group Inc. (a)	7,943	257,035
Arrow Financial Corp.	2,067	46,301
Ashford Hospitality Trust Inc.	13,002	155,244
Asta Funding Inc.	2,847	122,933
Baldwin & Lyons Inc.	1,211	30,820
BancFirst Corp.	1,448	67,115
BancTrust Financial Group Inc.	2,882	60,983
Bank Mutual Corp.	15,132	172,051
Bank of Granite Corp.	3,095	55,462
Bank of the Ozarks Inc.	2,518	72,317
BankAtlantic Bancorp Inc.	13,003	142,513
BankFinancial Corp.	6,800	110,636
BankUnited Financial Corp.	7,685	162,999
Banner Corp.	2,823	117,296
Berkshire Hills Bancorp Inc.	2,196	73,895
BFC Financial Corp. (a)	3,591	15,800
BioMed Realty Trust Inc.	16,051	422,141
Boston Private Financial Holdings Inc.	8,851	247,120
Bristol West Holdings Inc.	4,363	96,728
Brookline Bancorp Inc.	16,081	203,746
Cadence Financial Corp.	2,109	42,180
Calamos Asset Management Inc. Class A	6,151	137,290
Camden National Corp.	2,200	95,480
Capital City Bank Group Inc.	2,498	83,183
Capital Corp. of the West	1,829	48,560
Capital Lease Funding Inc.	8,456	90,564
Capital Southwest Corp.	832	127,853
Capital Trust Inc.	2,914	132,791
Capitol Bancorp Ltd.	2,622	96,621
Cardinal Financial Corp.	6,546	65,329
Cascade Bancorp	6,986	181,217
Cash America International Inc.	6,880	282,080

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Cathay General Bancorp	12,899	$438,308
CBRE Realty Finance Inc.	3,200	42,336
Cedar Shopping Centers Inc.	9,475	153,495
Centennial Bank Holdings Inc. (a)	16,200	140,130
Center Financial Corp.	3,581	70,796
Centerstate Banks of Florida Inc.	1,500	26,505
Central Pacific Financial Corp.	7,500	274,275
CharterMac	11,793	228,195
Chemical Financial Corp.	6,707	199,802
Chittenden Corp.	12,002	362,340
Citizens Banking Corp.	20,632	457,205
Citizens First Bancorp Inc.	1,600	36,448
City Bank	3,504	112,513
City Holding Co.	3,671	148,492
Clayton Holdings Inc. (a)	2,300	35,282
Clifton Savings Bancorp Inc.	3,100	37,014
CNA Surety Corp. (a)	2,949	62,224
Coastal Financial Corp.	4,963	77,572
CoBiz Inc.	2,804	55,828
Cohen & Steers Inc.	3,434	147,937
Columbia Bancorp	1,800	43,218
Columbia Banking Systems Inc.	4,291	144,735
Commerce Group Inc.	13,600	408,544
Community Bancorp NV (a)	2,552	78,474
Community Bank System Inc.	7,487	156,628
Community Banks Inc.	5,079	121,236
Community Trust Bancorp Inc.	2,889	104,668
Compass Diversified Trust	2,300	38,571
CompuCredit Corp. (a)	4,981	155,507
Consolidated-Tomoka Land Co.	1,442	108,799
Corporate Office Properties Trust	9,175	419,114
Corus Bankshares Inc.	10,358	176,707
Cousins Properties Inc.	9,538	313,419
Crawford & Co.	4,776	27,701
Credit Acceptance Corp. (a)	1,898	51,607
Crescent Real Estate Equities Co.	20,100	403,206
Crystal River Capital Inc.	1,800	48,312
CVB Financial Corp.	14,063	167,350
Darwin Professional Underwriters Inc. (a)	700	17,605
DCT Industrial Trust Inc.	40,800	482,664
Deerfield Triarc Capital Corp.	10,700	160,393
Delphi Financial Group Inc.	10,518	423,139
DiamondRock Hospitality Co.	20,455	388,645
Digital Realty Trust Inc.	7,700	307,230
Dime Community Bancshares	5,969	78,970
Direct General Corp.	4,424	94,054
Dollar Financial Corp. (a)	3,100	78,430
Donegal Group Inc.	2,369	40,226
Doral Financial Corp. (a)	19,440	31,882
Downey Financial Corp.	5,300	342,062
EastGroup Properties Inc.	5,467	278,981

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Education Realty Trust Inc.	8,925	$131,912
eHealth Inc. (a)	900	21,195
EMC Insurance Group Inc.	946	24,407
Employers Holdings Inc. (a)	13,800	276,276
Enterprise Financial Services Corp.	1,476	41,328
Entertainment Properties Trust	5,900	355,475
Equity Inns Inc.	11,497	188,321
Equity Lifestyle Properties Inc.	5,091	274,965
Equity One Inc.	8,446	223,819
eSpeed Inc. (a)	4,901	46,560
Extra Space Storage Inc.	13,408	253,948
EZCORP Inc. (a)	8,400	123,732
Farmers Capital Bank Corp.	2,117	62,197
FBL Financial Group Inc.	2,898	113,399
Federal Agricultural Mortgage Corp. Class C	2,471	67,211
FelCor Lodging Trust Inc.	14,193	368,592
Fieldstone Investment Corp.	16,292	50,016
Financial Federal Corp.	6,355	167,264
First Acceptance Corp. (a)	3,120	32,666
First Bancorp (North Carolina)	2,182	46,651
First BanCorp (Puerto Rico)	18,019	238,932
First Busey Corp.	2,579	55,268
First Cash Financial Services Inc. (a)	6,714	149,588
First Charter Corp.	8,328	179,052
First Commonwealth Financial Corp.	15,721	184,722
First Community Bancorp (CA)	6,075	343,481
First Community Bancshares Inc.	1,951	76,089
First Financial Bancorp	9,423	142,382
First Financial Bankshares Inc.	4,270	178,571
First Financial Corp. Indiana	2,599	80,439
First Financial Holdings Inc.	2,795	96,707
First Indiana Corp.	3,430	74,946
First Industrial Realty Trust Inc.	11,476	519,863
First Merchants Corp.	3,806	90,278
First Mercury Financial Corp. (a)	2,630	54,047
First Midwest Bancorp Inc.	12,841	471,907
First Niagara Financial Group Inc.	28,241	392,832
First Place Financial Corp. Ohio	3,515	75,397
First Potomac Realty Trust	5,189	148,250
First Regional Bancorp (a)	1,413	41,966
First Republic Bank	6,583	353,507
First South Bancorp Inc.	1,363	41,830
First State Bancorporation	5,827	131,399
FirstFed Financial Corp. (a)	4,282	243,346
FirstMerit Corp.	20,200	426,422
Flagstar Bancorp Inc.	10,794	128,988
Flushing Financial Corp.	3,367	54,646
FNB Corp. (PA)	16,279	274,301
FNB Corp. (VA)	1,295	46,400
FPIC Insurance Group Inc. (a)	2,596	115,963
Franklin Bank Corp. (a)	5,985	106,952
Franklin Street Properties Corp.	13,084	250,951

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Freedom Acquisition Holdings Inc. (a)	12,800	$122,496
Fremont General Corp.	15,756	109,189
Friedman Billings Ramsey Group Inc.	32,800	181,056
Frontier Financial Corp.	9,783	244,086
GAMCO Investors Inc.	1,825	79,077
GB&T Bancshares Inc.	2,432	44,092
Getty Realty Corp.	3,794	109,040
GFI Group Inc. (a)	3,139	213,358
Glacier Bancorp Inc.	13,662	328,435
Gladstone Capital Corp.	2,211	52,356
Gladstone Investment Corp.	3,000	44,610
Glimcher Realty Trust	8,270	223,455
GMH Communities Trust	8,283	82,747
Gramercy Capital Corp.	4,135	126,862
Great American Financial Resources Inc.	1,933	47,320
Great Southern Bancorp Inc.	1,882	55,105
Greater Bay Bancorp	13,101	352,286
Greene County Bancshares Inc.	2,596	88,030
Greenhill & Co. Inc.	4,349	266,985
Hancock Holding Co.	6,926	304,606
Hanmi Financial Corp.	10,830	206,420
Harleysville Group Inc.	3,632	118,004
Harleysville National Corp.	6,292	112,123
Harris & Harris Group Inc. (a)	5,695	73,579
Healthcare Realty Trust Inc.	12,300	458,790
Heartland Financial USA Inc.	2,743	73,375
Heritage Commerce Corp.	2,304	58,729
Hersha Hospitality Trust	11,825	139,299
Highland Distressed Opportunities Inc. (a)	4,200	60,354
Highland Hospitality Corp.	14,784	263,155
Highwoods Properties Inc.	13,569	535,840
Hilb Rogal & Hobbs Co.	8,408	412,412
Home Bancshares Inc.	2,700	59,535
Home Federal Bancorp Inc.	600	9,318
Home Properties Inc.	7,783	411,020
HomeBanc Corp.	15,662	54,660
Horace Mann Educators Corp.	9,602	197,321
Horizon Financial Corp.	2,167	47,847
HouseValues Inc. (a)	2,600	13,156
IBERIABANK Corp.	3,135	174,494
IMPAC Mortgage Holdings Inc.	20,685	103,425
Independence Holding Co.	600	12,984
Independent Bank Corp. (MA)	3,624	119,375
Independent Bank Corp. (MI)	5,972	121,650
Infinity Property & Casualty Corp.	5,358	251,076
Inland Real Estate Corp.	16,417	301,088
Innkeepers USA Trust	9,115	148,392
Integra Bank Corp.	3,355	74,783
International Bancshares Corp.	10,500	311,535

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
International Securities Exchange Holdings Inc.	9,084	$443,299
Intervest Bancshares Corp. (a)	1,300	37,310
Investors Bancorp Inc. (a)	14,200	205,048
Investors Real Estate Trust	8,304	87,939
Irwin Financial Corp.	5,549	103,433
ITLA Capital Corp.	1,110	57,742
James River Group Inc.	2,000	62,620
Jer Investors Trust Inc.	5,100	97,002
Kansas City Life Insurance Co.	1,495	67,275
KBW Inc. (a)	1,333	46,335
Kearny Financial Corp.	3,806	54,730
Kite Realty Group Trust	5,494	109,605
KKR Financial Corp.	20,500	562,315
KNBT Bancorp Inc.	7,197	106,084
Knight Capital Group Inc. (a)	26,108	413,551
LaBranche & Co. Inc. (a)	11,499	93,832
Lakeland Bancorp Inc.	3,636	49,268
Lakeland Financial Corp.	2,132	48,396
LandAmerica Financial Group Inc.	4,103	303,253
LaSalle Hotel Properties	10,566	489,840
Lexington Realty Trust	16,022	338,545
LTC Properties Inc.	4,927	127,659
Luminent Mortgage Capital Inc.	14,064	125,732
Macatawa Bank Corp.	3,972	73,085
MAF Bancorp Inc.	8,850	365,859
Maguire Properties Inc.	9,037	321,356
MainSource Financial Group Inc.	3,361	57,070
MarketAxess Holdings Inc. (a)	8,596	143,897
Marlin Business Services Inc. (a)	2,329	50,959
MB Financial Inc.	7,537	271,407
MBT Financial Corp.	2,782	35,916
MCG Capital Corp.	14,058	263,728
Meadowbrook Insurance Group Inc. (a)	6,700	73,633
Medallion Financial Corp.	2,800	32,032
Medical Properties Trust Inc.	13,300	195,377
Mercantile Bank Corp.	2,236	72,625
Meruelo Maddux Properties Inc. (a)	11,000	96,250
MetroCorp Bancshares Inc.	1,200	25,440
MFA Mortgage Investments Inc.	19,969	153,761
Mid-America Apartment
Communities Inc.	5,204	292,777
Mid-State Bancshares	5,797	212,692
Midland Co.	2,393	101,511
Midwest Banc Holdings Inc.	3,145	55,698
Move Inc. (a)	24,008	133,004
MVC Capital Inc.	3,400	53,210
Nara Bancorp Inc.	5,984	104,780
NASB Financial Inc.	1,546	53,832
National Financial Partners Corp.	8,763	411,072
National Health Investors Inc.	4,801	150,463
National Interstate Corp.	3,400	87,584

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
National Penn Bancshares Inc.	10,230	$193,347
National Retail Properties Inc.	15,101	365,293
National Western Life Insurance Co.	422	103,306
Nationwide Health Properties Inc.	21,129	660,493
Navigators Group Inc. (a)	2,646	132,750
NBT Bancorp Inc.	7,175	168,110
Netbank Inc.	11,893	26,284
NewAlliance Bancshares Inc.	29,206	473,429
Newcastle Investment Corp.	12,514	347,013
NewStar Financial Inc. (a)	3,332	55,844
NorthStar Realty Finance Corp.	13,897	211,373
Northwest Bancorp Inc.	3,737	101,235
Novastar Financial Inc.	8,314	41,570
NYMAGIC Inc.	1,000	40,850
OceanFirst Financial Corp.	2,205	38,257
Ocwen Financial Corp. (a)	8,712	112,123
Odyssey Re Holdings Corp.	3,546	139,393
Ohio Casualty Corp.	15,959	477,972
Old National Bancorp	17,387	316,096
Old Second Bancorp Inc.	3,904	106,970
Omega Financial Corp.	2,412	68,766
Omega Healthcare Investors Inc.	13,829	237,167
optionsXpress Holdings Inc.	5,170	121,702
Oriental Financial Group Inc.	6,368	75,015
Pacific Capital Bancorp	12,063	387,464
Park National Corp.	2,654	250,750
Partners Trust Financial Group Inc.	9,712	111,008
Pennfed Financial Services Inc.	2,346	50,838
Pennsylvania Real Estate Investment Trust	8,231	364,880
Penson Worldwide Inc. (a)	2,200	66,418
Peoples Bancorp Inc.	2,010	53,084
PFF Bancorp Inc.	6,549	198,631
Phoenix Co. Inc.	28,603	397,010
Pinnacle Financial Partners Inc. (a)	3,114	95,008
Piper Jaffray Co. (a)	4,333	268,386
Placer Sierra Bancshares	3,152	85,293
PMA Capital Corp. (a)	6,163	57,871
Post Properties Inc.	10,790	493,427
Preferred Bank	1,950	76,460
Premierwest Bancorp	4,600	62,146
Presidential Life Corp.	4,357	85,920
PrivateBancorp Inc.	4,608	168,468
ProAssurance Corp. (a)	7,793	398,612
Prosperity Bancshares Inc.	9,496	329,891
Provident Bankshares Corp.	8,589	282,235
Provident Financial Services Inc.	16,666	290,822
Provident New York Bancorp	9,070	128,341
PS Business Parks Inc.	3,991	281,445
QC Holdings, Inc.	800	10,632
RAIT Investment Trust	14,625	408,623
Ramco-Gershenson Properties Trust	4,218	150,625

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Realty Income Corp.	24,800	$699,360
Redwood Trust Inc.	4,734	247,020
Renasant Corp.	3,616	89,243
Republic Bancorp Inc. (Kentucky)	1,449	32,762
Republic Property Trust	10,700	122,943
Rewards Network Inc. (a)	6,063	32,134
RLI Corp.	5,738	315,188
Rockville Financial Inc.	1,257	18,893
Roma Financial Corp. (a)	2,400	37,200
Royal Bancshares of Pennsylvania Inc.	420	9,975
S&T Bancorp Inc.	5,617	185,586
Safety Insurance Group Inc.	3,428	137,531
Sanders Morris Harris Group Inc.	4,975	52,984
Sandy Spring Bancorp Inc.	2,794	96,784
Santander BanCorp	1,715	30,201
Saul Centers Inc.	2,948	167,741
SCBT Financial Corp.	1,904	69,039
SCPIE Holdings Inc. (a)	2,000	45,400
Seabright Insurance Holdings (a)	4,200	77,280
Seacoast Banking Corp. of Florida	4,111	93,196
Security Bank Corp. (Georgia)	2,735	55,083
Selective Insurance Group Inc.	14,802	376,859
Senior Housing Properties Trust	17,646	421,739
Shore Bancshares Inc.	1,500	39,675
Sierra Bancorp	900	25,254
Signature Bank (a)	7,741	251,892
Simmons First National Corp.	2,790	83,895
Smithtown Bancorp Inc.	1,540	40,040
Southside Bancshares Inc.	1,894	43,392
Southwest Bancorp Inc.	4,155	106,742
Sovran Self Storage Inc.	4,473	247,849
Spirit Finance Corp.	25,944	386,566
State Auto Financial Corp.	3,946	126,785
Sterling Bancorp NY	4,708	85,215
Sterling Bancshares Inc. TX	18,393	205,634
Sterling Financial Corp. PA	5,009	111,200
Sterling Financial Corp. WA	12,736	397,236
Stewart Information Services Corp.	4,491	187,679
Stifel Financial Corp. (a)	2,488	110,218
Strategic Hotels & Resorts Inc.	16,493	377,195
Suffolk Bancorp	2,093	67,562
Sun Bancorp Inc. (New Jersey) (a)	2,497	46,419
Sun Communities Inc.	4,568	141,699
Sunstone Hotel Investors Inc.	13,412	365,611
Superior Bancorp (a)	5,818	62,834
Susquehanna Bancshares Inc.	13,283	308,033
SVB Financial Group (a)	9,002	437,407
SWS Group Inc.	5,497	136,381
SY Bancorp Inc.	3,084	76,668
Tanger Factory Outlet Centers Inc.	7,025	283,740
Taylor Capital Group Inc.	1,789	62,615
Technology Investment Capital Corp.	3,682	62,263
Tejon Ranch Co. (a)	2,283	107,986

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Texas Capital Bancshares Inc. (a)	6,180	$126,690
The Bancorp Inc. (a)	1,678	43,628
The Mills Corp.	13,400	338,216
Thomas Weisel Partners Group Inc. (a)	2,000	38,040
TierOne Corp.	4,419	119,490
Tompkins Trustco Inc.	1,833	76,729
Tower Group Inc.	5,191	167,254
TradeStation Group Inc. (a)	6,302	79,342
Triad Guaranty Inc. (a)	2,994	123,982
Trico Bancshares	2,292	54,252
Trustco Bank Corp. NY	20,810	199,360
Trustmark Corp.	12,459	349,350
U-Store-It Trust	11,581	233,010
UCBH Holdings Inc.	24,979	465,109
UMB Financial Corp.	8,390	316,806
Umpqua Holdings Corp.	14,486	387,790
Union Bankshares Corp.	2,563	66,484
United Bankshares Inc.	9,859	345,361
United Community Banks Inc.	8,955	293,634
United Community Financial Corp.	5,193	57,383
United Fire & Casualty Co.	5,092	178,882
United PanAm Financial Corp. (a)	2,060	25,750
United Security Bancshares	1,300	24,791
Universal American Financial Corp. (a)	9,856	191,009
Universal Health Realty Income Trust	3,155	112,791
Univest Corp. of Pennsylvania	2,236	55,386
Urstadt Biddle Properties Inc.	4,604	90,054
USB Holding Co. Inc.	2,998	68,025
USI Holdings Corp. (a)	11,360	191,416
ViewPoint Financial Group	2,700	46,845
Vineyard National Bancorp	2,756	63,498
Virginia Commerce Bancorp (a)	4,038	87,423
Virginia Financial Group Inc.	2,017	52,301
W Holding Co. Inc.	27,243	136,215
Waddell & Reed Financial Inc.	20,918	487,808
Washington Real Estate Investment Trust	11,202	419,179
Washington Trust Bancorp Inc.	2,456	65,845
Wauwatosa Holdings Inc. (a)	1,388	24,262
WesBanco Inc.	4,714	145,521
West Bancorporation Inc.	3,415	51,532
West Coast Bancorp (Oregon)	3,260	104,222
Westamerica Bancorporation	8,083	389,358
Western Alliance Bancorp (a)	2,600	80,704
Westfield Financial Inc.	5,260	56,387
Willow Grove Bancorp Inc.	2,835	36,572
Wilshire Bancorp Inc.	4,118	67,535
Winston Hotels Inc.	8,207	123,351
Winthrop Realty Trust	7,400	48,914
Wintrust Financial Corp.	6,586	293,801
World Acceptance Corp. (a)	4,481	179,016
WSFS Financial Corp.	1,735	111,873
Yardville National Bancorp	1,841	66,847

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Zenith National Insurance Corp.	9,098	$430,063
		69,667,691
Health Care (11.33%)
Abaxis Inc. (a)	5,121	124,799
Abiomed Inc. (a)	6,301	86,072
Acacia Research - Acacia Technologies (a)	6,800	107,576
Acadia Pharmaceuticals Inc. (a)	4,634	69,603
Accuray Inc. (a)	3,900	86,736
Adams Respiratory Therapeutics Inc. (a)	7,600	255,588
Adeza Biomedical Corp. (a)	3,700	88,356
Adolor Corp. (a)	11,163	97,676
Advanced Magnetics Inc. (a)	2,200	132,594
ADVENTRX Pharmaceuticals Inc. (a)	10,900	27,250
Affymax Inc. (a)	127	4,089
Affymetrix Inc. (a)	16,000	481,120
Air Methods Corp. (a)	2,500	60,050
Akorn Inc. (a)	9,000	60,750
Albany Molecular Research Inc. (a)	5,323	52,432
Alexion Pharmaceuticals Inc. (a)	8,930	386,133
Align Technology Inc. (a)	12,639	200,454
Alkermes Inc. (a)	23,849	368,229
Alliance Imaging Inc. (a)	4,642	40,525
Allscripts Healthcare Solution Inc. (a)	11,032	295,768
Alnylam Pharmaceuticals Inc. (a)	8,100	145,800
Alpharma Inc.	9,981	240,342
Altus Pharmaceuticals Inc. (a)	1,700	25,874
Amedisys Inc. (a)	5,499	178,333
American Medical Systems Holdings Inc. (a)	17,107	362,155
AMERIGROUP Corp. (a)	12,200	370,880
AMN Healthcare Services Inc. (a)	8,295	187,633
Amsurg Corp. (a)	7,204	176,426
Anadys Pharmaceuticals Inc. (a)	5,200	20,644
Analogic Corp.	3,406	214,169
Angiodynamics Inc. (a)	5,200	87,828
Animal Health International Inc. (a)	601	7,266
Applera Corp. - Celera Group (a)	18,097	256,977
Apria Healthcare Group Inc. (a)	10,276	331,401
Arena Pharmaceuticals Inc. (a)	14,058	152,670
Ariad Pharmaceuticals Inc. (a)	16,544	74,283
Array Biopharma Inc. (a)	9,678	122,911
Arrow International Inc.	5,673	182,444
Arthrocare Corp. (a)	6,473	233,287
Aspect Medical Systems Inc. (a)	3,962	61,768
Atherogenics Inc. (a)	9,595	26,962
Auxilium Pharmaceuticals Inc. (a)	6,700	98,356
AVANIR Pharmaceuticals (a)	7,984	9,740
AVI BioPharma Inc. (a)	12,500	33,500
Bentley Pharmaceuticals Inc. (a)	3,815	31,245

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Bio-Rad Laboratories Inc. (a)	4,396	$307,017
Bio-Reference Labs Inc. (a)	2,746	69,748
BioCryst Pharmaceuticals Inc. (a)	6,400	53,568
Bioenvision Inc. (a)	8,333	34,082
BioMarin Pharmaceutical Inc. (a)	22,543	389,092
Biosite Inc. (a)	4,064	341,254
Bradley Pharmaceuticals Inc. (a)	3,800	72,922
Bruker BioSciences Corp. (a)	9,413	99,025
Cadence Pharmaceuticals Inc. (a)	1,220	18,056
Candela Corp. (a)	5,784	66,053
Capital Senior Living Corp. (a)	4,100	47,601
Caraco Pharmaceutical Laboratories Inc. (a)	2,074	25,261
Cell Genesys Inc. (a)	12,614	52,979
Centene Corp. (a)	10,109	212,188
Cepheid Inc. (a)	11,830	140,540
Cerus Corp. (a)	5,800	39,150
Chemed Corp.	6,412	313,931
Coley Pharmaceutical Group Inc. (a)	3,500	33,530
Combinatorx Inc. (a)	5,000	34,950
Computer Programs & Systems Inc.	2,284	61,257
Conceptus Inc. (a)	5,600	112,000
Conmed Corp. (a)	6,829	199,612
Corvel Corp. (a)	1,905	57,626
Cross Country Healthcare Inc. (a)	7,789	141,993
Cubist Pharmaceuticals Inc. (a)	13,566	299,402
CV Therapeutics Inc. (a)	15,302	120,427
Cyberonics Inc. (a)	5,476	102,839
Cypress Bioscience Inc. (a)	8,201	62,328
Cytokinetics Inc. (a)	4,900	34,104
Datascope Inc.	3,437	124,385
deCODE genetics Inc. (a)	16,903	61,696
Dendreon Corp. (a)	18,855	243,795
Dendrite International Inc. (a)	9,003	140,987
DepoMed Inc. (a)	9,400	33,558
Dexcom Inc. (a)	3,400	26,724
Digene Corp. (a)	4,224	179,140
Dionex Corp. (a)	5,098	347,225
Diversa Corp. (a)	8,503	66,408
DJO Inc. (a)	5,002	189,576
Durect Corp. (a)	16,048	66,760
Eclipsys Corp. (a)	11,221	216,229
Emageon Inc. (a)	5,937	65,307
Emeritus Corp. (a)	700	23,625
Emisphere Technologies Inc. (a)	6,000	19,200
Encysive Pharmaceuticals Inc. (a)	15,458	41,891
Enzo Biochem Inc. (a)	6,661	100,448
Enzon Pharmaceuticals Inc. (a)	12,015	97,922
eResearch Technology Inc. (a)	13,237	104,043
ev3 Inc. (a)	3,500	68,950
Exelixis Inc. (a)	23,515	233,739
Five Star Quality Care Inc. (a)	6,700	68,876

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Foxhollow Technologies Inc. (a)	4,721	$98,622
Genesis HealthCare Corp. (a)	4,697	296,428
Genitope Corp. (a)	6,411	26,606
Genomic Health Inc. (a)	3,400	58,956
Genta Inc. (a)	33,000	10,230
Gentiva Health Services Inc. (a)	6,726	135,663
Geron Corp. (a)	15,473	108,311
Greatbatch Inc. (a)	4,656	118,728
GTx Inc. (a)	3,072	62,669
Haemonetics Corp. (a)	6,097	285,035
Hana Biosciences Inc. (a)	6,000	11,460
Hansen Medical Inc. (a)	615	11,623
HealthExtras Inc. (a)	6,791	195,445
Healthspring Inc. (a)	3,600	84,780
HealthTronics Inc. (a)	6,972	37,579
Healthways Inc. (a)	8,570	400,647
Hi-Tech Pharmacal Co. Inc. (a)	2,808	31,309
Hologic Inc. (a)	12,636	728,339
Horizon Health Corp. (a)	3,832	74,916
Human Genome Sciences Inc. (a)	29,990	318,494
Hythiam Inc. (a)	6,600	44,880
I-Flow Corp. (a)	5,802	85,521
ICU Medical Inc. (a)	3,732	146,294
Idenix Pharmaceuticals Inc. (a)	6,069	44,304
Illumina Inc. (a)	12,487	365,869
Immucor Inc. (a)	16,135	474,853
Incyte Corp. (a)	22,154	145,995
Indevus Pharmaceuticals Inc. (a)	11,700	82,719
Integra LifeSciences Holdings Corp. (a)	4,527	206,341
InterMune Inc. (a)	6,089	150,155
IntraLase Corp. (a)	5,558	138,839
Invacare Corp.	8,204	143,078
inVentiv Health Inc. (a)	6,856	262,516
Inverness Medical Innovations Inc. (a)	9,097	398,267
IRIS International Inc. (a)	5,016	69,973
Isis Pharmaceuticals Inc. (a)	17,802	165,024
Kendle International Inc. (a)	3,000	106,560
Kensey Nash Corp. (a)	2,900	88,450
Keryx Biopharmaceuticals Inc. (a)	10,823	113,858
Kindred Healthcare Inc. (a)	7,885	258,470
KV Pharmaceutical Co. (a)	9,680	239,386
Kyphon Inc. (a)	10,797	487,377
Landauer Inc.	1,980	99,950
LCA-Vision Inc.	4,905	202,037
Lexicon Genetics Inc. (a)	13,560	49,223
LHC Group Inc. (a)	3,200	103,776
Lifecell Corp. (a)	7,430	185,527
Luminex Corp. (a)	8,138	111,653
Magellan Health Services Inc. (a)	9,053	380,226
MannKind Corp. (a)	7,455	106,606
Martek Biosciences Corp. (a)	7,037	145,103
Matria Healthcare Inc. (a)	5,178	136,492
Maxygen Inc. (a)	5,179	57,746

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Medarex Inc. (a)	29,600	$383,024
Medcath Corp. (a)	2,156	58,859
Medical Action Industries Inc. (a)	4,050	96,795
Medicines Co. (a)	12,110	303,719
Medicis Pharmaceutical Corp.	12,735	392,493
Mentor Corp.	8,513	391,598
Merge Technologies Inc. (a)	5,577	27,160
Meridian Bioscience Inc.	4,872	135,247
Merit Medical Systems Inc. (a)	6,797	85,302
Metabasis Therapeutics Inc. (a)	4,100	30,135
Metabolix Inc. (a)	1,200	19,956
MGI Pharma Inc. (a)	19,397	435,851
Molina Healthcare Inc. (a)	2,529	77,362
Momenta Pharmaceuticals Inc. (a)	6,611	85,679
Monogram Biosciences Inc. (a)	36,243	70,311
MWI Veterinary Supply Inc. (a)	1,400	46,200
Myriad Genetics Inc. (a)	10,870	374,580
Nabi Biopharmaceuticals (a)	15,411	81,832
Nastech Pharmaceutical Co. Inc. (a)	5,743	61,967
National Healthcare Corp.	1,573	80,192
Natus Medical Inc. (a)	5,700	101,289
Nektar Therapeutics (a)	21,699	283,389
Neurocrine Biosciences Inc. (a)	8,738	109,225
Neurometrix Inc. (a)	3,074	29,849
New River Pharmaceuticals Inc. (a)	4,116	261,901
Nighthawk Radiology Holdings Inc. (a)	2,000	36,380
Northfield Laboratories Inc. (a)	6,752	24,375
Northstar Neuroscience Inc. (a)	1,800	23,040
Novavax Inc. (a)	14,900	38,591
Noven Pharmaceuticals Inc. (a)	6,141	142,471
NPS Pharmaceuticals Inc. (a)	11,621	39,395
NuVasive Inc. (a)	8,022	190,522
Nuvelo Inc. (a)	12,721	46,813
NxStage Medical Inc. (a)	3,600	47,952
Obagi Medical Products Inc. (a)	900	13,257
Odyssey HealthCare Inc. (a)	9,213	120,967
Omnicell Inc. (a)	7,100	148,532
Onyx Pharmaceuticals Inc. (a)	10,427	259,007
Option Care Inc.	6,670	88,711
OraSure Technologies Inc. (a)	11,075	81,401
OSI Pharmaceuticals Inc. (a)	13,500	445,500
Osiris Therapeutics Inc. (a)	800	14,968
Owens & Minor Inc.	9,265	340,303
Pain Therapeutics Inc. (a)	8,759	68,671
Palomar Medical Technologies Inc. (a)	4,279	170,946
Panacos Pharmaceuticals Inc. (a)	13,700	63,431
Par Pharmaceutical Cos Inc. (a)	8,221	206,511
Parexel International Corp. (a)	6,867	247,006
Parkway Properties Inc.	3,645	190,451
Penwest Pharmaceutical Co. (a)	5,749	57,950
Peregrine Pharmaceuticals Inc. (a)	42,900	42,042
Pharmanet Development Group Inc. (a)	4,895	127,270
Pharmion Corp. (a)	6,471	170,123

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Phase Forward Inc. (a)	8,807	$115,636
PolyMedica Corp.	5,588	236,540
Pozen Inc. (a)	7,299	107,660
PRA International (a)	4,733	102,043
Progenics Pharmaceuticals Inc. (a)	5,339	126,427
PSS World Medical Inc. (a)	16,833	355,850
Psychiatric Solutions Inc. (a)	13,274	535,075
Quidel Corp. (a)	8,000	96,000
Radiation Therapy Services Inc. (a)	2,642	80,951
Regeneron Pharmaceutical Inc. (a)	12,129	262,229
RehabCare Group Inc. (a)	3,594	57,037
Renovis Inc. (a)	5,370	18,795
Res-Care Inc. (a)	5,788	101,290
Rigel Pharmaceuticals Inc. (a)	5,499	59,719
Salix Pharmaceuticals Ltd. (a)	11,375	143,325
Sangamo BioSciences Inc. (a)	7,400	50,320
Santarus Inc. (a)	11,400	80,256
Savient Pharmaceuticals Inc. (a)	13,163	158,219
Sciele Pharma Inc. (a)	7,279	172,367
Sirona Dental Systems Inc.	4,000	137,840
Somaxon Pharmaceuticals Inc. (a)	1,500	18,300
SonoSite Inc. (a)	3,969	112,164
Spectranetics Corp. (a)	7,600	81,320
Stereotaxis Inc. (a)	5,835	69,436
STERIS Corp.	17,004	451,626
Sun Healthcare Group Inc. (a)	7,200	88,920
Sunrise Senior Living Inc. (a)	10,464	413,537
SuperGen Inc. (a)	11,834	69,821
SurModics Inc. (a)	4,000	144,000
Symbion Inc. (a)	4,805	94,226
Symmetry Medical Inc. (a)	9,008	147,101
Synta Pharmaceuticals Corp. (a)	1,500	12,105
Tanox Inc. (a)	6,539	122,672
Telik Inc. (a)	13,023	70,715
ThermoGenesis Corp. (a)	14,348	52,227
Thoratec Corp. (a)	13,130	274,417
Trimeris Inc. (a)	5,064	34,840
TriZetto Group Inc. (a)	10,772	215,548
United Surgical Partners International Inc. (a)	10,539	324,707
United Therapeutics Corp. (a)	5,305	285,303
Valeant Pharmaceuticals International	22,000	380,380
Varian Inc. (a)	7,835	456,467
Ventana Medical Systems Inc. (a)	6,796	284,752
Viasys Healthcare Inc. (a)	7,434	252,682
ViroPharma Inc. (a)	16,200	232,470
Visicu Inc. (a)	1,300	10,140
VistaCare Inc. Class A (a)	2,671	23,238
Vital Images Inc. (a)	4,390	146,011
Vital Signs Inc.	1,424	74,019
Volcano Corp. (a)	2,400	43,224
West Pharmaceutical Services Inc.	7,549	350,500

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Wright Medical Group Inc. (a)	8,645	$192,697
Xenoport Inc. (a)	5,200	144,872
Xtent Inc.	579	6,502
Young Innovations Inc.	989	26,921
Zoll Medical Corp. (a)	5,066	135,009
ZymoGenetics Inc. (a)	9,495	147,742

		38,073,312

Industrials (14.58%)
3D Systems Corp. (a)	3,272	71,690
Aaon Inc.	1,688	44,107
AAR Corp. (a)	8,103	223,319
ABM Industries Inc.	10,235	270,102
ABX Air Inc. (a)	15,111	103,510
ACCO Brands Corp. (a)	11,400	274,626
Accuride Corp. (a)	4,967	72,518
Actuant Corp. Class A	6,150	312,174
Acuity Brands Inc.	10,662	580,439
Administaff Inc.	5,399	190,045
Advisory Board Co. (a)	4,778	241,862
Aerovirnoment Inc. (a)	604	13,807
Airtran Holdings Inc. (a)	20,267	208,142
Alaska Air Group Inc. (a)	9,017	343,548
Albany International Corp. Class A	6,551	235,443
Allegiant Travel Co. (a)	110	3,465
Ambassadors International Inc.	1,300	59,982
Amerco Inc. (a)	2,688	188,133
American Commercial Lines Inc. (a)	15,000	471,750
American Ecology Corp.	3,846	73,882
American Railcar Industries Inc.	2,300	68,563
American Reprographics Co. (a)	6,521	200,782
American Science & Engineering Inc. (a)	2,281	120,140
American Superconductor Corp. (a)	9,150	123,251
American Woodmark Corp.	3,270	120,205
Ameron International Corp.	2,152	141,731
Ampco-Pittsburgh Corp.	1,900	54,891
AMREP Corp.	500	38,625
AO Smith Corp.	5,229	199,852
Apogee Enterprises Inc.	7,136	143,005
Applied Industrial Technologies Inc.	11,149	273,485
ARGON ST Inc. (a)	2,563	67,817
Arkansas Best Corp.	5,590	198,724
Asset Acceptance Capital Corp. (a)	4,199	64,959
Astec Industries Inc. (a)	4,214	169,614
ASV Inc. (a)	4,774	72,851
Atlas Air Worldwide Holdings Inc. (a)	5,143	271,190
Badger Meter Inc.	2,830	75,137
Baldor Electric Co.	11,097	418,801
Barnes Group Inc.	10,344	238,015
Barrett Business Services Inc.	1,200	27,660
Basin Water Inc. (a)	2,100	14,427

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
BE Aerospace Inc. (a)	19,294	$611,620
Beacon Roofing Supply Inc. (a)	10,385	168,029
Belden CDT Inc.	10,131	542,920
Blount International Inc. (a)	9,194	114,465
BlueLinx Holdings Inc.	2,335	24,518
Bowne & Co. Inc.	7,365	115,851
Brady Corp.	11,079	345,665
Briggs & Stratton Corp.	11,980	369,583
Bucyrus International Inc. Class A	7,621	392,481
Builders Firstsource Inc. (a)	4,100	65,887
Capstone Turbine Corp. (a)	25,200	26,712
Cascade Corp.	2,662	159,214
Casella Waste Systems Inc. (a)	5,945	58,023
CBIZ Inc. (a)	15,836	112,436
CDI Corp.	3,305	95,581
Celadon Group Inc. (a)	5,600	93,520
Central Parking Corp.	2,961	65,675
Cenveo Inc. (a)	12,571	305,475
Ceradyne Inc. (a)	6,420	351,431
Chart Industries Inc. (a)	4,000	72,640
China BAK Battery Inc. (a)	6,344	20,618
CIRCOR International Inc.	3,721	132,840
Clarcor Inc.	12,867	409,171
Clean Harbors Inc. (a)	4,035	182,463
Coinstar Inc. (a)	7,168	224,358
Color Kinetics Inc. (a)	4,347	84,462
Columbus McKinnon Corp. (a)	4,700	105,233
Comfort Systems USA Inc.	8,973	107,497
Commercial Vehicle Group Inc. (a)	5,559	114,515
CompX International Inc.	818	13,194
COMSYS IT Partners Inc. (a)	4,145	82,486
Consolidated Graphics Inc. (a)	2,701	200,009
Cornell Co. Inc. (a)	3,400	68,748
CoStar Group Inc. (a)	3,988	178,184
CRA International Inc. (a)	3,015	157,323
Cubic Corp.	3,065	66,327
Curtiss-Wright Corp.	10,528	405,749
Deluxe Corp.	12,100	405,713
DeVry Inc.	14,959	439,047
Diamond Management & Technology Consultants Inc.	7,959	93,041
Dollar Thrifty Automotive Group Inc. (a)	5,712	291,540
DXP Enterprises Inc. (a)	600	22,920
Dycom Industries Inc. (a)	9,933	258,854
Dynamex Inc. (a)	3,104	78,966
Dynamic Materials Corp. (a)	2,854	93,383
DynCorp International Inc. (a)	6,600	99,594
EDO Corp.	4,564	119,577
EGL Inc. (a)	7,781	308,361
Electro Rent Corp. (a)	3,606	51,926
EMCOR Group Inc. (a)	7,306	430,908
Encore Wire Corp.	5,795	146,729
Energy Conversion Devices Inc. (a)	9,214	321,937

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
EnerSys (a)	10,023	$172,195
Ennis Inc.	6,632	177,472
EnPro Industries Inc. (a)	5,448	196,400
ESCO Technologies Inc. (a)	6,010	269,368
Esterline Technologies Corp. (a)	5,548	227,856
Evergreen Solar Inc. (a)	14,770	144,008
Exponent Inc. (a)	3,126	62,364
ExpressJet Holdings Inc. (a)	11,911	69,560
Federal Signal Corp.	10,434	161,936
First Advantage Corp. Class A (a)	2,001	47,964
First Consulting Group Inc. (a)	5,600	50,960
First Solar Inc. (a)	5,505	286,315
Flanders Corp. (a)	3,643	26,412
Florida East Coast Industries Inc.	8,966	562,079
Forward Air Corp.	7,508	246,863
Franklin Electric Co. Inc.	5,398	251,007
Freightcar America Inc.	3,260	157,034
Frontier Airlines Holdings Inc. (a)	10,126	60,857
FTI Consulting Inc. (a)	9,362	314,470
FuelCell Energy Inc. (a)	13,510	106,189
G&K Services Inc. Class A	4,780	173,418
Gehl Co. (a)	2,679	67,993
GenCorp Inc. (a)	14,026	194,120
General Cable Corp. (a)	12,122	647,678
Genesee & Wyoming Inc. (a)	7,988	212,561
Genlyte Group Inc. (a)	6,244	440,514
Geo Group Inc. (a)	6,140	278,265
Global Cash Access Holdings Inc. (a)	7,100	118,499
Goodman Global Inc. (a)	6,300	111,006
GrafTech International Ltd. (a)	22,927	208,177
Granite Construction Inc.	8,205	453,408
Greenbrier Companies Inc.	3,507	93,637
Griffon Corp. (a)	6,697	165,751
H&E Equipment Services Inc. (a)	2,900	62,350
Healthcare Services Group Inc.	6,994	200,378
Heartland Express Inc.	15,526	246,553
Heico Corp.	4,678	170,700
Heidrick & Struggles International Inc. (a)	4,512	218,606
Herley Industries Inc. (a)	5,180	80,912
Herman Miller Inc.	16,300	545,887
Hexcel Corp. (a)	22,974	456,034
Horizon Lines Inc.	3,100	101,742
Houston Wire & Cable Co. (a)	2,000	56,040
Hub Group Inc. (a)	9,874	286,247
Hudson Highland Group Inc. (a)	6,446	100,493
Huron Consulting Group Inc. (a)	4,436	269,886
ICT Group Inc. (a)	2,100	36,750
IHS Inc. (a)	5,000	205,550
II-VI Inc. (a)	5,298	179,337
IKON Office Solutions Inc.	26,089	374,899
Infrasource Services Inc. (a)	5,704	174,143
Innerworkings Inc. (a)	3,252	38,374

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Innovative Solutions & Support Inc. (a)	3,416	$86,493
Insituform Technologies Inc. (a)	6,256	130,062
Insteel Industries Inc.	3,300	55,407
Integrated Electrical Services Inc. (a)	3,400	84,082
Interface Inc.	11,505	183,965
Interline Brands Inc. (a)	6,939	152,103
Interpool Inc.	2,254	55,043
Ionatron Inc. (a)	8,195	38,189
Jackson Hewitt Tax Service Inc.	8,792	282,927
Jetblue Airways Corp. (a)	41,500	477,665
John H Harland Co.	6,490	332,483
K&F Industries Holdings Inc. (a)	3,800	102,334
Kadant Inc. (a)	3,558	90,231
Kaman Corp.	5,646	131,608
Kaydon Corp.	7,232	307,794
Kelly Services Inc. Class A	5,416	174,395
Kenexa Corp. (a)	4,000	124,520
Kforce Inc. (a)	7,126	98,125
Knight Transportation Inc.	13,796	245,845
Knoll Inc.	7,044	167,859
Korn/Ferry International (a)	10,633	243,921
L.B. Foster Co. (a)	2,600	53,586
Labor Ready Inc. (a)	13,410	254,656
Ladish Co. Inc. (a)	3,400	127,976
Lamson & Sessions Co. (a)	3,400	94,486
Lawson Products Inc.	711	26,933
Layne Christensen Co. (a)	3,026	110,207
LECG Corp. (a)	6,628	95,973
Lindsay Corp.	2,998	95,306
LSI Industries Inc.	5,590	93,577
M & F Worldwide Corp. (a)	2,264	107,789
Marten Transport Ltd. (a)	4,159	66,045
MasTec Inc. (a)	8,681	95,578
McGrath Rentcorp	4,740	150,116
Medis Technologies Ltd. (a)	5,694	96,286
Mercury Computer Systems Inc. (a)	5,670	78,643
Mesa Air Group Inc. (a)	8,385	63,139
Middleby Corp. (a)	1,617	213,185
Miller Industries Inc. (a)	2,500	54,525
Mine Safety Appliances Co.	7,818	328,825
Mobile Mini Inc. (a)	8,694	232,825
Moog Inc. (a)	9,243	384,971
MTC Technologies Inc. (a)	2,214	46,560
Mueller Industries Inc.	9,511	286,281
Mueller Water Products Inc.	27,800	383,918
NACCO Industries Inc.	1,236	169,839
Navigant Consulting Inc. (a)	10,148	200,524
NCI Building Systems Inc. (a)	4,732	225,906
Nordson Corp. (a)	7,572	351,795
Nuco2 Inc. (a)	3,961	99,896
Old Dominion Freight Line Inc. (a)	6,575	189,426
On Assignment Inc. (a)	9,100	112,931
Orbital Sciences Corp. (a)	13,666	256,101

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
P.A.M. Transportation Services Inc. (a)	1,300	$26,806
Pacer International Inc.	9,605	258,759
Patriot Transportation Holding Inc. (a)	200	17,922
PeopleSupport Inc. (a)	6,100	69,845
Perini Corp. (a)	5,418	199,707
PGT Inc. (a)	4,100	49,200
PHH Corp. (a)	12,402	379,005
PICO Holdings Inc. (a)	2,747	117,324
Pike Electric Corp. (a)	3,800	68,704
Plug Power Inc. (a)	20,483	64,726
Portfolio Recovery Associates Inc. (a)	3,983	177,841
Powell Industries Inc. (a)	1,335	42,720
Power-One Inc. (a)	16,208	92,710
PW Eagle Inc.	2,600	85,904
Quality Distribution Inc. (a)	1,600	13,840
Raven Industries Inc.	4,192	117,586
RBC Bearings Inc. (a)	5,100	170,493
Regal-Beloit Corp.	7,622	353,508
Republic Airways Holdings Inc. (a)	8,332	191,303
Resources Connection Inc. (a)	11,583	370,540
Robbins & Myers Inc.	3,329	124,138
Rollins Inc.	5,995	137,945
Rush Enterprises Inc. Class A (a)	5,712	109,728
Saia Inc. (a)	3,635	86,331
SAIC Inc. (a)	20,100	348,132
Schawk Inc.	3,882	70,303
School Specialty Inc. (a)	5,564	200,916
Sequa Corp. (a)	1,571	188,159
Simpson Manufacturing Co. Inc.	8,757	270,066
SIRVA Inc. (a)	10,503	37,496
SkyWest Inc.	15,821	424,477
Spherion Corp. (a)	13,893	122,536
Standard Parking Corp. (a)	900	31,833
Standard Register Co.	3,596	45,489
Standex International Corp.	2,827	80,598
Stanley Inc. (a)	130	2,028
Sterling Construction Co. Inc. (a)	2,200	41,932
Superior Essex Inc. (a)	5,149	178,516
Synagro Technologies Inc.	16,900	96,330
TAL International Group Inc.	3,400	81,600
Taleo Corp. (a)	2,600	43,108
Taser International Inc. (a)	14,892	119,583
Team Inc. (a)	1,800	68,670
Tecumseh Products Co. (a)	4,237	42,667
Teledyne Technologies Inc. (a)	8,559	320,449
TeleTech Holdings Inc. (a)	8,205	301,041
Tennant Co.	3,776	118,906
Tetra Tech Inc. (a)	14,351	273,530
The Gormann-Rupp Co.	2,230	71,427
The Providence Service Corp. (a)	3,099	73,508
Titan International Inc.	4,478	113,428
TransDigm Group Inc. (a)	2,154	78,363
Tredegar Corp.	8,099	184,576

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Trex Co. Inc. (a)	2,934	$63,169
Triumph Group Inc.	3,882	214,830
TurboChef Technologies Inc. (a)	2,930	44,595
UAP Holding Corp.	12,121	313,328
United Industrial Corp.	2,265	125,028
United Stationers Inc. (a)	7,554	452,636
Universal Forest Products Inc.	4,010	198,695
Universal Truckload Services Inc. (a)	1,100	26,631
US Xpress Enterprises Inc. Class A (a)	2,374	40,975
USA Truck Inc. (a)	2,206	34,281
Valmont Industries Inc.	4,532	262,086
Viad Corp.	5,162	199,253
Vicor Corp.	3,808	38,156
Volt Information Sciences Inc. (a)	3,103	81,268
Wabash National Corp.	8,051	124,146
Wabtec Corp.	11,441	394,600
Washington Group International Inc. (a)	7,372	489,648
Waste Connections Inc. (a)	15,240	456,286
Waste Industries USA Inc.	1,400	38,458
Waste Services Inc. (a)	7,957	79,093
Watsco Inc.	6,799	347,225
Watson Wyatt Worldwide Inc.	10,033	488,105
Watts Water Technologies Inc.	7,524	286,138
Werner Enterprises Inc.	12,426	225,780
Williams Scotsman International Inc. (a)	7,200	141,552
Woodward Governor Co.	7,355	302,805

		48,992,759

Information Technology (18.04%)
24/7 Real Media Inc. (a)	13,100	105,193
3Com Corp. (a)	91,971	359,607
Access Integrated Technologies Inc. (a)	2,500	13,575
Acme Packet Inc. (a)	3,100	45,818
Actel Corp. (a)	6,637	109,643
Actuate Corp. (a)	11,600	60,552
Adaptec Inc. (a)	27,524	106,518
Adtran Inc.	16,052	390,866
Advanced Analogic Technologies Inc. (a)	10,300	67,774
Advanced Energy Industries Inc. (a)	9,133	192,158
Advent Software Inc. (a)	5,205	181,498
Aeroflex Inc. (a)	18,709	246,023
Agile Software Corp. (a)	14,523	100,935
Agilysys Inc.	7,360	165,379
Altiris Inc. (a)	5,210	171,461
AMIS Holdings Inc. (a)	8,950	98,003
Amkor Technology Inc. (a)	24,664	307,807
ANADIGICS Inc. (a)	11,500	135,930
Anaren Inc. (a)	4,446	78,294
Andrew Corp. (a)	37,700	399,243
Anixter International Inc. (a)	7,596	500,880

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Ansoft Corp. (a)	4,084	$129,218
Ansys Inc. (a)	8,272	419,969
Applied Micro Circuits Corp. (a)	67,450	246,192
aQuantive Inc. (a)	18,439	514,632
Ariba Inc. (a)	19,194	180,424
Arris Group Inc. (a)	24,893	350,493
Art Technology Group Inc. (a)	34,300	79,576
Aspen Technology Inc. (a)	21,320	277,160
Asyst Technologies Inc. (a)	12,175	85,590
Atheros Communications (a)	12,223	292,496
ATMI Inc. (a)	9,288	283,934
Avanex Corp. (a)	39,600	70,884
Avid Technology Inc. (a)	10,200	355,776
Avocent Corp. (a)	12,532	337,988
Axcelis Technologies Inc. (a)	25,786	197,005
Bankrate Inc. (a)	2,583	91,025
BearingPoint Inc. (a)	43,822	335,677
Bel Fuse Inc.	2,770	107,227
Benchmark Electronics Inc. (a)	16,577	342,481
Black Box Corp.	4,455	162,786
Blackbaud Inc.	10,911	266,447
Blackboard Inc. (a)	6,591	221,655
Blue Coat Systems Inc. (a)	3,739	137,333
Bookham Inc. (a)	20,300	46,081
Borland Software Corp. (a)	20,801	109,621
Bottomline Technologies Inc. (a)	4,431	48,298
Brightpoint Inc. (a)	12,861	147,130
Brocade Communications Systems Inc. (a)	95,179	906,104
Brooks Automation Inc. (a)	17,749	304,395
C-COR Inc. (a)	12,269	170,048
Cabot Microelectronics Corp. (a)	5,861	196,402
CACI International Inc. (a)	7,200	337,392
CalAmp Corp. (a)	4,700	40,561
Carrier Access Corp. (a)	4,100	20,951
Cass Information Systems Inc.	1,050	35,448
Checkpoint Systems Inc. (a)	8,609	203,689
Chordiant Software Inc. (a)	8,560	88,596
Ciber Inc. (a)	10,743	84,547
Cirrus Logic Inc. (a)	22,497	172,327
CMGI Inc. (a)	114,956	243,707
CNET Networks Inc. (a)	36,483	317,767
Cogent Inc. (a)	11,271	151,595
Cognex Corp.	11,561	250,527
Coherent Inc. (a)	7,450	236,463
Cohu Inc.	6,008	112,950
CommScope Inc. (a)	13,929	597,554
Commvault Systems Inc. (a)	2,988	48,406
Comtech Group Inc. (a)	3,800	66,424
Comtech Telecommunications Corp. (a)	5,497	212,899
Concur Technologies Inc. (a)	7,797	136,136
Conexant Systems Inc. (a)	111,660	184,239
Convera Corp. (a)	5,800	18,212

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Covansys Corp. (a)	7,136	$176,116
CPI International Inc. (a)	1,100	21,142
Credence Systems Corp. (a)	23,441	77,590
CSG Systems International Inc. (a)	12,265	306,870
CTS Corp.	7,641	105,599
CyberSource Corp. (a)	7,929	99,192
Cymer Inc. (a)	8,576	356,333
Daktronics Inc.	9,152	251,131
DealerTrack Holdings Inc. (a)	2,100	64,512
Digi International Inc. (a)	6,648	84,430
Digital River Inc. (a)	9,211	508,908
Diodes Inc. (a)	4,993	174,006
Ditech Networks Inc. (a)	8,077	65,585
DivX Inc. (a)	2,100	42,084
DSP Group Inc. (a)	7,724	146,756
DTS Inc. (a)	3,884	94,109
Eagle Test Systems Inc. (a)	2,100	34,944
Earthlink Inc. (a)	32,932	242,050
Echelon Corp. (a)	5,844	61,596
eCollege.com Inc. (a)	4,427	79,465
eFunds Corp. (a)	10,797	287,848
Electro Scientific Industries Inc. (a)	6,738	129,639
Electronics for Imaging Inc. (a)	13,908	326,143
Emcore Corp. (a)	10,381	51,905
EMS Technologies Inc. (a)	4,200	80,934
Emulex Corp. (a)	19,888	363,752
Entegris Inc. (a)	34,193	365,865
Epicor Software Corp. (a)	13,014	181,025
EPIQ Systems Inc. (a)	3,860	78,667
Equinix Inc. (a)	6,957	595,728
Euronet Worldwide Inc. (a)	8,981	241,230
Exar Corp. (a)	8,467	112,103
Excel Technology Inc. (a)	3,446	94,179
Exlservice Holdings Inc. (a)	1,165	24,034
Extreme Networks Inc. (a)	30,464	128,863
FalconStor Software Inc. (a)	10,016	104,367
FEI Co. (a)	5,786	208,643
Finisar Corp. (a)	50,575	177,012
Flir Systems Inc. (a)	16,300	581,421
Formfactor Inc. (a)	11,069	495,338
Forrester Research Inc. (a)	3,052	86,555
Foundry Networks Inc. (a)	35,254	478,397
Gartner Inc. (a)	14,251	341,311
Gateway Inc. (a)	71,090	155,687
Genesis Microchip Inc. (a)	8,307	77,172
Gerber Scientific Inc. (a)	4,500	47,745
Gevity HR Inc.	6,578	129,850
Global Imaging Systems Inc. (a)	11,252	219,414
Glu Mobile Inc. (a)	1,700	17,000
Harmonic Inc. (a)	19,254	189,074
Harris Stratex Networks Inc. Class A (a)	5,750	110,343
Heartland Payment Systems Inc.	2,800	66,192
Hittite Microwave Corp. (a)	3,400	136,578

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Hutchinson Technology Inc. (a)	6,528	$152,429
Hypercom Corp. (a)	13,541	80,704
Hyperion Solutions Corp. (a)	14,700	761,901
I.D. Systems Inc. (a)	2,900	34,887
i2 Technologies Inc. (a)	3,600	86,400
iGate Corp. (a)	6,126	50,478
Ikanos Communications (a)	5,400	41,958
Imation Corp.	7,759	313,308
Infocrossing Inc. (a)	4,111	61,131
Informatica Corp. (a)	21,108	283,480
Infospace Inc. (a)	7,635	195,990
InfoUSA Inc.	6,625	63,733
Integral Systems Inc.	1,983	47,929
Inter-Tel Inc.	4,985	117,845
InterDigital Communications Corp. (a)	12,730	403,159
Intermec Inc. (a)	12,347	275,832
Internap Network Services Corp. (a)	10,390	163,643
Internet Capital Group Inc. (a)	10,321	110,435
InterVoice Inc. (a)	9,677	64,255
Interwoven Inc. (a)	9,661	163,271
Intevac Inc. (a)	5,032	132,694
iPass Inc. (a)	15,928	80,118
IPG Photonics Corp. (a)	2,526	48,499
Isilon Systems, Inc. (a)	241	3,897
Itron Inc. (a)	6,009	390,825
Ixia (a)	9,203	85,588
IXYS Corp. (a)	5,114	52,316
j2 Global Communications Inc. (a)	11,616	321,996
Jack Henry & Associates Inc.	19,596	471,284
JDA Software Group Inc. (a)	7,732	116,212
Jupitermedia Corp. (a)	5,362	35,496
Keane Inc. (a)	10,500	142,590
Kemet Corp. (a)	20,796	159,089
Komag Inc. (a)	6,761	221,288
Kopin Corp. (a)	18,601	62,871
Kronos Inc. (a)	8,173	437,255
Kulicke & Soffa Industries Inc. (a)	13,528	125,134
L-1 Identity Solutions Inc. (a)	15,947	263,285
Lattice Semiconductor Corp. (a)	28,293	165,514
Lawson Software Inc. (a)	31,984	258,751
Lightbridge Inc. (a)	6,750	118,598
Lionbridge Technologies Inc. (a)	14,692	74,782
Liquidity Services Inc. (a)	2,200	37,268
Littelfuse Inc. (a)	5,837	236,982
LoJack Corp. (a)	4,914	93,268
Loral Space & Communications Inc. (a)	2,600	132,288
LTX Corp. (a)	15,869	97,118
Macrovision Corp. (a)	13,154	329,508
Magma Design Automation Inc. (a)	7,069	84,545
Manhattan Associates Inc. (a)	7,005	192,147
ManTech International Corp. (a)	4,637	154,922
Mapinfo Corp. (a)	4,141	83,358
Marchex Inc. Class B	6,172	94,555

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Mattson Technology Inc. (a)	12,652	$115,133
MAXIMUS Inc.	4,813	165,952
Maxwell Technologies Inc. (a)	3,700	46,324
Measurement Specialties Inc. (a)	2,800	63,168
Mentor Graphics Corp. (a)	19,826	323,957
Methode Electronics Inc.	9,967	147,213
Micrel Inc. (a)	16,695	183,979
MICROS Systems Inc. (a)	9,808	529,534
Microsemi Corp. (a)	17,716	368,670
MicroStrategy Inc. (a)	2,325	293,857
Microtune Inc. (a)	12,977	53,465
Midway Games Inc. (a)	7,523	47,019
Mindspeed Technologies Inc. (a)	30,300	65,751
MIPS Technologies Inc. (a)	10,820	96,623
MKS Instruments Inc. (a)	9,178	234,223
Mobility Electronics Inc. (a)	7,104	22,093
Monolithic Power Systems Inc. (a)	4,425	57,083
MoSys Inc. (a)	4,500	37,800
MPS Group Inc. (a)	24,525	347,029
MRV Communications Inc. (a)	32,288	114,622
MTS Systems Corp.	4,457	173,110
Multi-Fineline Electronix Inc. (a)	2,234	34,292
Neoware Inc. (a)	5,600	56,392
Ness Technologies Inc. (a)	7,505	95,914
Net 1 UEPS Technologies Inc. (a)	12,400	308,512
Netgear Inc. (a)	7,348	209,638
Netlogic Microsystems Inc. (a)	4,044	107,651
Netratings Inc. (a)	2,796	58,157
NetScout Systems Inc. (a)	4,807	43,503
Newport Corp. (a)	10,418	170,543
Nextest Systems Corp. (a)	1,100	15,400
NIC Inc.	6,806	36,480
Novatel Wireless Inc. (a)	7,780	124,791
Nuance Communications Inc. (a)	30,440	466,036
Omniture Inc. (a)	2,800	51,044
Omnivision Technologies Inc. (a)	11,680	151,373
ON Semiconductor Corp. (a)	34,237	305,394
Online Resources Corp. (a)	5,918	67,879
Openwave Systems Inc. (a)	20,852	169,944
Oplink Communications Inc. (a)	4,211	75,672
OPNET Technologies Inc. (a)	2,500	33,775
OpNext Inc. (a)	4,672	69,099
Opsware Inc. (a)	20,460	148,335
Optium Corp. (a)	1,015	19,701
Orbcomm Inc. (a)	1,700	21,675
OSI Systems Inc. (a)	4,065	107,479
OYO Geospace Corp. (a)	1,000	70,920
Packeteer Inc. (a)	8,494	105,495
Palm Inc. (a)	21,776	394,799
Parametric Technology Corp. (a)	27,294	521,042
Park Electrochemical Corp.	5,188	140,699
ParkerVision Inc. (a)	3,800	50,198
Paxar Corp. (a)	8,754	251,240

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
PDF Solutions Inc. (a)	5,699	$64,342
Pegasystems Inc.	2,200	20,350
Perficient Inc. (a)	4,500	89,010
Pericom Semiconductor Corp. (a)	7,309	71,482
Perot Systems Corp. (a)	21,715	388,047
Photon Dynamics Inc. (a)	3,999	50,427
Photronics Inc. (a)	10,872	169,060
Plantronics Inc.	10,738	253,632
Plexus Corp. (a)	11,133	190,931
PLX Technology Inc. (a)	6,211	60,495
Polycom Inc. (a)	21,323	710,696
Powerwave Technologies Inc. (a)	33,336	189,682
Presstek Inc. (a)	5,962	36,070
Progress Software Corp. (a)	9,835	306,852
QAD Inc.	2,454	22,331
Quality Systems Inc.	3,568	142,720
Quantum Corp. (a)	40,640	109,728
Quest Software Inc. (a)	17,198	279,811
Rackable Systems Inc. (a)	6,800	115,396
Radiant Systems Inc. (a)	6,614	86,180
Radisys Corp. (a)	5,229	85,442
Radyne Corp. (a)	4,600	41,952
RAE Systems Inc. (a)	10,100	28,987
RealNetworks Inc. (a)	25,179	197,655
Renaissance Learning Inc.	1,792	23,601
RF Micro Devices Inc. (a)	44,020	274,245
RightNow Technologies Inc. (a)	3,094	50,680
Rofin-Sinar Technologies Inc. (a)	3,967	234,767
Rogers Corp. (a)	4,065	180,283
Rudolph Technologies Inc. (a)	5,617	97,960
S1 Corp. (a)	18,444	110,664
Safeguard Scientifics Inc. (a)	25,000	74,000
SafeNet Inc. (a)	6,298	178,233
Sapient Corp. (a)	19,608	134,511
SAVVIS Inc. (a)	8,200	392,616
Scansource Inc. (a)	6,552	175,856
Secure Computing Corp. (a)	13,808	106,322
Semitool Inc. (a)	5,645	73,385
Semtech Corp. (a)	17,322	233,501
SI International Inc. (a)	3,481	99,940
Sigma Designs Inc. (a)	5,800	152,308
Silicon Image Inc. (a)	20,073	163,796
Silicon Storage Technology Inc. (a)	23,984	118,241
Sirenza Microdevices Inc. (a)	7,900	68,098
SiRF Technology Holdings Inc. (a)	12,238	339,727
Skyworks Solutions Inc. (a)	37,767	217,160
Smith Micro Software Inc. (a)	6,300	117,369
Sohu.com Inc. (a)	5,404	115,808
Sonic Solutions (a)	6,309	88,957
SonicWALL Inc. (a)	15,466	129,296
Sonus Networks Inc. (a)	60,406	487,476
SPSS Inc. (a)	5,058	182,594
SRA International Inc. (a)	8,400	204,624

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Standard Microsystems Corp. (a)	5,432	$165,893
Startek Inc.	3,107	30,418
Stratasys Inc. (a)	2,607	111,371
SunPower Corp. Class A (a)	2,500	113,750
Super Micro Computer Inc.	607	5,457
Supertex Inc. (a)	2,980	98,966
Switch & Data Facilities Co. (a)	1,174	21,273
Sybase Inc. (a)	21,300	538,464
Sycamore Networks Inc. (a)	44,474	166,333
Sykes Enterprises Inc. (a)	7,569	138,059
Symmetricom Inc. (a)	11,346	94,172
Synaptics Inc. (a)	6,516	166,679
Synchronoss Technologies Inc. (a)	2,600	45,240
SYNNEX Corp. (a)	2,405	51,082
Syntel Inc.	1,605	55,613
Take-Two Interactive Software Inc. (a)	17,000	342,380
Talx Corp.	8,033	266,133
Technitrol Inc.	10,180	266,614
Techwell Inc. (a)	1,900	23,693
Tekelec (a)	14,437	215,256
Terremark Worldwide Inc. (a)	7,158	57,693
Tessera Technologies Inc. (a)	10,972	436,027
The BISYS Group Inc. (a)	29,800	341,508
The Knot Inc. (a)	4,800	103,344
TheStreet.com Inc.	4,700	57,575
THQ Inc. (a)	14,909	509,739
TIBCO Software Inc. (a)	52,320	445,766
TNS Inc. (a)	5,205	83,748
Transaction Systems Architects Inc. (a)	9,316	301,745
Transmeta Corp. (a)	47,100	26,847
TranSwitch Corp. (a)	34,406	54,706
Travelzoo Inc. (a)	834	30,666
Trident Microsystems Inc. (a)	13,584	272,495
TriQuint Semiconductor Inc. (a)	35,109	175,545
TTM Technologies Inc. (a)	9,960	95,018
Tyler Technologies Inc. (a)	7,590	96,393
Ultimate Software Group Inc. (a)	5,833	152,766
Ultratech Inc. (a)	6,479	88,179
United Online Inc.	15,237	213,775
Universal Display Corp. (a)	5,433	81,984
UTStarcom Inc. (a)	28,343	234,963
VA Software Corp. (a)	15,400	62,062
ValueClick Inc. (a)	22,840	596,809
Varian Semiconductor Equipment Associates Inc. (a)	13,676	730,025
VASCO Data Security International Inc. (a)	7,102	126,913
Veeco Instruments Inc. (a)	6,602	128,739
ViaSat Inc. (a)	5,764	190,039
Vignette Corp. (a)	6,730	124,976
Virage Logic Corp. (a)	2,798	20,341
Volterra Semiconductor Corp. (a)	4,721	61,656

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
WebEx Communications Inc. (a)	9,986	$567,804
webMethods Inc. (a)	13,945	100,265
Websense Inc. (a)	10,502	241,441
WebSideStory Inc. (a)	4,433	57,407
Wind River Systems Inc. (a)	19,054	189,397
Witness Systems Inc. (a)	8,484	228,644
Wright Express Corp. (a)	9,983	302,784
X-Rite Inc.	6,166	79,850
Zhone Technologies Inc. (a)	29,188	36,193
Zoran Corp. (a)	10,694	182,012
Zygo Corp. (a)	4,500	72,045

		60,648,538

Materials (5.17%)
A. Schulman Inc.	7,060	166,334
AEP Industries Inc. (a)	1,400	60,200
AK Steel Holding Corp. (a)	26,459	618,876
AM Castle & Co.	2,189	64,269
AMCOL International Corp.	5,444	161,415
American Vanguard Corp.	3,613	61,746
AptarGroup Inc.	8,800	588,984
Arch Chemicals Inc.	6,082	189,880
Balchem Corp.	3,592	63,507
Bowater Inc.	13,075	311,447
Brush Engineered Materials Inc. (a)	5,152	249,717
Buckeye Technologies Inc. (a)	8,274	107,397
Calgon Carbon Corp. (a)	10,752	89,349
Cambrex Corp.	7,181	176,653
Caraustar Industries Inc. (a)	6,104	38,333
Century Aluminum Co. (a)	5,383	252,355
CF Industries Holdings Inc.	13,200	508,860
Chaparral Steel Co.	11,260	654,994
Chesapeake Corp.	4,594	69,369
Cleveland-Cliffs Inc.	10,186	652,006
Coeur d'Alene Mines Corp. (a)	65,375	268,691
Compass Minerals International Inc.	7,950	265,530
Deltic Timber Corp.	2,730	130,931
Ferro Corp.	10,940	236,413
Georgia Gulf Corp.	8,911	144,447
Gibraltar Industries Inc.	6,182	139,837
Glatfelter	10,596	157,986
Graphic Packaging Corp. (a)	14,160	67,118
Greif Inc.	3,896	432,885
HB Fuller Co.	13,814	376,708
Headwaters Inc. (a)	9,401	205,412
Hecla Mining Co. (a)	29,691	269,000
Hercules Inc. (a)	28,591	558,668
Innophos Holdings Inc.	1,300	22,477
Innospec Inc.	3,106	179,030
Koppers Holdings Inc.	2,700	69,282
Kronos Worldwide Inc.	710	23,011
Longview Fibre Co.	15,381	378,834

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
MacDermid Inc.	7,298	$254,481
Mercer International Inc.-SBI (a)	7,644	91,422
Metal Management Inc.	6,494	300,023
Minerals Technologies Inc.	4,809	298,927
Myers Industries Inc.	5,345	99,845
Neenah Paper Inc.	4,084	162,298
NewMarket Corp.	4,293	174,596
NL Industries Inc.	1,843	20,089
NN Inc.	3,390	42,341
Olin Corp.	18,608	315,220
Olympic Steel Inc.	2,100	65,079
OM Group Inc. (a)	6,869	306,907
Omnova Solutions Inc. (a)	8,300	45,318
Pioneer Companies Inc. (a)	2,914	80,543
PolyOne Corp. (a)	23,048	140,593
Potlatch Corp.	9,234	422,733
Quanex Corp.	8,841	374,416
Rock-Tenn Co. Class A	8,518	282,798
Rockwood Holdings Inc. (a)	8,574	237,328
Royal Gold Inc.	4,431	133,373
RTI International Metals Inc. (a)	5,379	489,543
Ryerson Inc.	6,136	243,108
Schnitzer Steel Industries Inc.	5,184	208,241
Schweitzer-Mauduit International Inc.	3,630	90,206
Senomyx Inc. (a)	7,860	97,307
Sensient Technology Corp.	10,544	271,824
Silgan Holdings Inc.	5,986	305,944
Spartech Corp.	8,304	243,639
Steel Technologies Inc.	3,207	94,863
Stepan Co.	1,151	30,214
Stillwater Mining Co. (a)	10,399	131,963
Symyx Technologies Inc. (a)	8,469	150,071
Terra Industries Inc. (a)	22,779	398,633
Texas Industries Inc.	5,450	411,638
Tronox Inc. Class B	10,300	143,994
US Concrete Inc. (a)	8,300	64,906
Wausau Paper Corp.	11,826	169,821
Wheeling-Pittsburgh Corp. (a)	2,527	59,865
Worthington Industries Inc.	17,167	353,297
WR Grace & Co. (a)	15,876	419,444
Zoltek Companies Inc. (a)	4,205	146,881

		17,385,683

Telecommunication Services (1.31%)
Alaska Communications Systems Group Inc.	10,979	161,940
Atlantic Tele-Network Inc.	900	23,517
Bigband Networks Inc. (a)	244	4,394
Cbeyond Inc. (a)	4,400	129,052
Centennial Communications Corp. (a)	4,528	37,265
Cincinnati Bell Inc. (a)	59,285	278,640
Citizens Communications Co.	410	6,130

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
Cogent Communications Group Inc. (a)	5,200	$122,876
Consolidated Communications Holdings Inc.	4,800	95,472
Covad Communications Group Inc. (a)	65,000	82,550
CT Communications Inc.	4,775	115,078
Dobson Communications Corp. (a)	36,092	310,030
Eschelon Telecom Inc. (a)	1,700	49,130
FairPoint Communications Inc.	6,340	121,791
FiberTower Corp. (a)	27,600	143,244
General Communication Inc. Class A (a)	13,682	191,548
Globalstar Inc. (a)	4,395	46,587
Golden Telecom Inc.	5,524	305,919
IDT Corp. Class B	12,063	136,915
InPhonic Inc. (a)	6,505	70,905
Iowa Telecommunications Service Inc.	8,097	161,940
iPCS Inc. (a)	4,000	195,960
North Pittsburgh Systems Inc.	3,085	67,160
NTELOS Holdings Corp. (a)	3,900	74,958
Paetec Holding Corp. (a)	15,926	166,904
Premiere Global Services Inc. (a)	18,540	208,019
Shenandoah Telecommunications Co.	1,546	72,801
SureWest Communications	3,362	83,613
Syniverse Holdings Inc. (a)	4,990	52,595
Time Warner Telecom Inc. (a)	35,016	727,282
USA Mobility Inc.	6,549	130,522
Vonage Holdings Corp. (a)	6,200	21,390
Wireless Facilities Inc. (a)	15,596	20,275

		4,416,402

Utilities (2.83%)
Allete Inc.	6,186	288,391
American States Water Co.	6,678	246,218
Aquila Inc. (a)	92,744	387,670
Avista Corp.	11,906	288,482
Black Hills Corp.	8,632	317,399
California Water Service Group	3,904	149,601
Cascade Natural Gas Corp.	2,369	62,423
CH Energy Group Inc.	3,926	191,157
Cleco Corp.	14,184	366,373
Duquesne Light Holdings Inc.	20,719	410,029
El Paso Electric Co. (a)	11,032	290,693
Empire District Electric Co.	7,130	176,824
EnergySouth Inc.	1,212	50,819
Idacorp Inc.	11,055	374,101
ITC Holdings Corp.	4,800	207,792
Laclede Group Inc.	4,688	145,703
MGE Energy Inc.	4,159	147,478
New Jersey Resources Corp.	6,540	327,327
Nicor Inc.	10,824	524,098
Northwest Natural Gas Co.	6,173	281,921
NorthWestern Corp.	8,623	305,513
Ormat Technologies Inc.	1,600	67,136

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares or principal amount	Value
Common Stocks (Cont.)
Utilities (Cont.)
Otter Tail Corp.	$6,466	$221,396
Piedmont Natural Gas Co. Inc.	19,200	506,496
PNM Resources Inc.	19,270	622,421
Portland General Electric Co.	6,700	195,640
SJW Corp.	3,348	135,527
South Jersey Industries Inc.	6,450	245,423
Southwest Gas Corp.	10,224	397,407
Southwest Water Co.	6,615	95,388
UIL Holdings Corp.	6,258	217,153
Unisource Energy Corp.	7,811	293,303
Westar Energy Inc.	21,700	597,184
WGL Holdings Inc.	11,900	380,562

		9,515,048

Total Common Stocks
(cost $259,898,091)		329,004,856

Short-term Investments (2.85%)
JPMorgan Prime Money Market Fund	8,921,350	8,921,350
U.S. Treasury Bills, (b)
4.955%, 08/09/2007	680,000	668,128

Total Short-term Investments
(cost $9,589,075)		9,589,478

TOTAL INVESTMENTS (100.73%)
(cost $269,487,166)		338,594,334
LIABILITIES, NET OF OTHER ASSETS (-0.73%)		(2,465,346)

NET ASSETS (100.00%)		$336,128,988

(a)	Non-income producing security.

(b)	At March 31, 2007, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (96.45%)
Australia (5.73%)
ABC Learning Centres Ltd.	1,952	$11,497
AGL Energy Ltd.	8,050	105,059
Alinta Ltd.	8,340	97,979
Alumina Ltd.	24,149	142,830
Amcor Ltd.	17,066	104,251
AMP Ltd.	36,537	307,150
Ansell Ltd.	1,967	18,461
APN News & Media Ltd.	4,395	20,909
Aristocrat Leisure Ltd.	6,844	90,815
Australia & New Zealand Banking Group Ltd.	34,091	819,216
Australian Stock Exchange	3,607	128,411
AXA Asia Pacific Holdings	15,030	87,801
Babcock & Brown Ltd.	4,339	96,439
BHP Billiton Ltd.	65,214	1,577,135
Billabong International Ltd.	2,124	28,699
Bluescope Steel	12,575	106,832
Boral Ltd.	12,081	80,544
Brambles Ltd. (a)	29,478	324,607
Caltex Australian Ltd.	2,825	54,537
Centro Properties Group	16,143	113,764
CFS Retail Property Trust	24,275	43,603
Challenger Financial Service	5,317	20,520
Coca-Cola Amatil Ltd.	10,592	75,416
Cochlear Ltd.	1,111	58,177
Coles Group Ltd.	21,595	283,928
Commonwealth Bank of Australia	23,777	966,900
Commonwealth Property Office	21,676	24,027
Computershare Ltd.	7,504	65,876
CSL Ltd.	3,509	233,859
CSR Ltd.	18,677	51,530
DB RREEF Trust	52,479	73,245
Downer Edi Ltd.	3,745	20,665
Fairfax Media Ltd.	20,809	83,846
Foster's Group Ltd.	38,984	216,062
Futuris Corp. Ltd.	7,282	12,726
Goodman Fielder Ltd.	9,910	19,564
GPT Group	37,737	150,833
Harvey Norman Holdings Ltd.	8,815	33,664
Iluka Resources Ltd.	3,350	15,965
ING Industrial Fund	12,970	24,766
Insurance Australia Group Ltd.	35,562	168,611
Investa Property Group	32,034	62,983
James Hardie Industries Ltd.	6,878	46,523
Leighton Holdings Ltd.	2,304	62,487
Lend Lease Corp. Ltd.	7,171	115,983
Lion Nathan Ltd.	6,271	44,853
Macquarie Airports	9,991	32,254
Macquarie Bank Ltd.	4,763	318,897
Macquarie Communications Infrastructure Group	4,804	25,420
Macquarie Goodman Group	26,157	147,934

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Macquarie Infrastructure Group	51,763	$160,825
Mirvac Group	19,808	83,980
Multiplex Group	7,811	28,250
National Australia Bank Ltd.	30,239	988,442
Newcrest Mining Ltd.	6,951	133,796
Onesteel Ltd.	7,379	30,807
Orica Ltd.	4,925	101,015
Origin Energy Ltd.	16,787	122,377
Pacific Brands Ltd.	11,294	28,054
Paladin Resources Ltd. (a)	4,669	36,757
Paperlinx Ltd.	6,208	20,946
Perpetual Trustees Australia	548	34,407
Publishing & Broadcasting	2,191	35,189
Qantas Airways Ltd.	16,321	69,328
QBE Insurance Group Ltd.	15,177	387,302
Rinker Group Ltd.	17,105	249,806
Rio Tinto Ltd.	5,418	345,480
Santos Ltd.	12,339	101,332
Sonic Healthcare Ltd.	5,138	61,318
Stockland	27,637	182,243
Stockland - New (a)	730	4,814
Suncorp-Metway Ltd.	17,931	301,766
Sydney Roads Group	17,463	19,075
Symbion Health Ltd.	10,071	29,579
Tabcorp Holding Ltd.	10,280	137,156
Tattersall's Ltd.	22,000	91,671
Telstra Corp. Ltd.	55,309	208,537
Telstra Corp. Ltd. Installment Receipt (a)	26,642	69,195
Toll Holdings Ltd.	10,499	174,142
Transurban Group	16,531	103,792
Wesfarmers Ltd.	7,442	227,290
Westfield Group	28,358	471,968
Westpac Banking Corp.	34,831	742,589
Woodside Petroleum Ltd.	8,590	274,462
Woolworths Ltd.	22,394	492,655
WorleyParsons Ltd.	3,279	73,728
Zinifex Ltd.	9,550	121,931

		14,564,057

Austria (0.61%)
Andritz AG	159	39,887
Boehler-Uddeholm	804	77,330
BWIN Interactive Entertainment AG (a)	300	14,107
Erste Bank Der Oester Spark	3,425	266,739
Flughafen Wien AG	163	15,963
IMMOEAST Immobilien Anlagen AG (a)	4,075	60,968
Immofinanz Immobilien Anlagen AG (a)	8,406	134,750
Mayr-Melnhof Karton AG	48	10,709
Meinl European Land Ltd. (a)	5,302	147,461
Oest Elektrizatswirts AG Class A	1,400	62,764
OMV AG	3,110	195,884

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Austria (Cont.)
Raiffeisen International Bank
Holding AG	600	$84,463
RHI AG (a)	493	24,347
Telekom Austria AG	7,255	181,330
VoestAlpine AG	1,718	124,618
Wiener Staedtische Allgemeine
Versicherung AG	390	27,664
Wienerberger AG	1,315	82,123

		1,551,107

Belgium (1.21%)
Agfa Gevaert NV	1,361	30,708
Barco NV	165	15,239
Bekaert NV	182	24,743
Belgacom SA	3,032	134,672
Cofinimmo	103	21,451
Colruyt SA	226	51,719
Compagnie Maritime Belge SA	295	19,585
D’Ieteren NV	69	28,574
Delhaize Group	1,273	117,014
Dexia	11,167	333,255
Euronav SA	354	11,912
Fortis	22,121	1,010,326
Groupe Bruxelles Lambert SA	1,339	156,672
InBev NV	3,481	251,338
KBC GROEP NV	3,404	423,393
Mobistar SA	402	33,993
Omega Pharma SA	317	24,417
Solvay SA	1,193	183,336
Suez-Lyonnaise Strips (a) (c)	1,640	22
UCB SA	2,270	132,121
Umicore	470	83,567

		3,088,057

Denmark (0.82%)
A P Moller-Maersk A/S	21	219,121
Bang & Olufsen Class B	178	22,052
Carlsberg A/S Class B	609	66,275
Codan A/S	137	12,944
Coloplast Class B	352	29,882
Dampskibsselskabet Torm A/S	200	13,859
Danisco A/S	932	73,437
Danske Bank	9,120	424,300
DSV De Sammenslut Vogn Class B	396	69,434
East Asiatic Co. Ltd. A/S	263	12,637
FLSmidth & Co. A/S (a)	835	56,587
GN Store Nord (a)	3,993	56,555
H. Lundbeck A/S	1,015	23,747
Jyske Bank A/S (a)	1,072	86,294
NKT Holding A/S	343	27,549
Novo Nordisk A/S	4,581	418,041
Novozymes A/S Class B	950	84,989

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
Sydbank A/S	882	$47,438
Topdanmark A/S (a)	375	72,610
Trygvesta A/S	320	26,477
Vestas Wind Systems A/S (a)	3,509	196,596
William DeMant Holding (a)	484	42,953

		2,083,777

Finland (1.46%)
Amer Sports Oyj A Shares	1,120	24,552
Cargotec Corp.	526	31,767
Elisa Corp. Class A	2,746	79,564
Fortum OYJ	8,857	258,284
Kesko OYJ	1,473	78,571
Kone Corp. OYJ Class B	1,248	71,304
Konecranes OYJ	832	27,897
Metso OYJ	2,458	129,863
Neste Oil OYJ	2,575	88,747
Nokia OYJ (a)	76,849	1,768,810
Nokian Renkaat OYJ	1,599	43,789
OKO Bank	800	13,636
Orion OYJ Class B	1,088	26,219
Outokumpu OYJ	1,966	67,574
Rautaruukki OYJ	1,489	69,399
Sampo Insurance Co.	8,156	247,539
SanomaWSOY OYJ	500	14,835
Stora Enso OYJ R Shares	10,991	190,870
Tietoenator Corp. OYJ	1,272	37,043
UPM-Kymmene OYJ	10,224	260,453
Uponor OYJ	962	34,003
Wartsila OYJ Class B	1,275	78,842
YIT OYJ	2,166	74,651

		3,718,212

France (9.41%)
Accor SA	3,817	364,778
Air France	1,977	90,189
Air Liquide	2,243	546,827
Alcatel-Lucent	43,270	509,238
Alstom (a)	2,096	272,014
Atos Origin (a)	1,217	81,498
AXA	31,321	1,328,007
BIC SA	441	30,840
BNP Paribas	15,535	1,622,632
Bouygues	3,721	287,555
Business Objects SA (a)	1,061	38,622
Cap Gemini	2,672	203,420
Carrefour SA	11,317	827,700
Casino Guichard Perrachon	552	55,732
CNP Assurances	768	89,441
Compagnie De Saint-Gobain	5,988	585,292
Credit Agricole SA	12,090	471,431
Dassault Systemes SA	1,100	59,145

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Essilor International	1,932	$221,954
European Aeronautic Defense	6,174	191,508
France Telecom SA	30,971	817,936
Gaz de France	3,758	174,399
Gecina SA	133	24,733
Groupe Danone	4,454	727,670
Hermes International SCA	1,203	166,456
Imerys SA	434	40,293
Klepierre	320	61,915
L’Oreal	5,458	595,899
Lafarge SA	2,862	449,953
Lagardere SCA	2,336	179,868
LVMH Moet Hennessy Louis Vuitton SA	4,573	507,339
Michelin Class B	2,695	297,622
Neopost SA	459	65,608
PagesJaunes SA	2,005	43,765
Pernod-Ricard	1,696	343,964
Peugeot SA	3,010	212,143
PPR SA	1,243	198,774
Publicis Groupe SA	2,617	126,412
Renault SA	3,474	406,297
Safran SA	2,411	58,843
Sanofi-Aventis	19,046	1,656,313
Schneider Electric SA	4,306	546,629
Schneider Electric SA - New (a)	253	31,093
SCOR Regroupe	1,182	31,927
Societe des Autoroutes Paris	326	29,700
Societe Generale Class A	6,920	1,195,907
Societe Television Francaise 1	2,490	83,356
Sodexho Alliance	1,737	127,179
STMicroelectronics NV	13,318	256,366
Suez SA	18,809	991,975
Technip SA	1,923	141,081
Thales SA	1,211	70,306
Thomson SA	3,949	76,017
Total SA	40,699	2,851,589
Unibail	864	261,859
Valeo	1,039	60,945
Vallourec SA	731	187,079
Veolia Environnement	5,471	406,787
Vinci SA	3,977	616,377
Vivendi	21,754	884,008
Zodiac SA	551	39,658

		23,923,863

Germany (7.16%)
Adidas AG	3,959	216,464
Allianz SE Reg.	8,066	1,656,220
Altana AG	1,078	70,015
BASF AG	9,163	1,031,620
Bayer AG	13,642	871,820
Beiersdorf AG	1,499	102,225

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Bilfinger Berger AG	789	$71,798
Celesio AG	1,457	91,556
Commerzbank AG	11,810	522,514
Continental AG	2,462	318,230
DaimlerChrysler AG	17,148	1,406,499
Depfa Bank PLC	5,930	105,912
Deutsche Bank AG	9,712	1,308,275
Deutsche Boerse AG	1,836	420,624
Deutsche Lufthansa	4,156	112,868
Deutsche Post AG	14,404	436,014
Deutsche Postbank AG	1,391	121,283
Deutsche Telekom AG	53,146	878,919
Douglas Holding AG	411	24,130
E.On AG	11,619	1,579,752
Fresenius Medical Care	1,117	162,524
Heidelberger Druckmaschinen	791	36,243
Hochtief AG	857	86,892
Hypo Real Estate Holding	2,619	167,023
Infineon Technologies AG (a)	14,205	221,068
IVG Immobilien AG	1,391	66,615
Karstadtquelle AG (a)	1,067	39,340
Linde AG	1,919	206,746
MAN AG	2,469	287,274
Merck KGaA	1,146	147,761
Metro AG	3,076	217,822
MLP AG	946	23,707
Muenchener Rueckvers AG	3,836	648,790
Premiere AG (a)	644	14,023
Puma AG	216	78,977
Rheinmetall AG	548	50,804
RWE AG	8,351	883,419
Salzgitter AG	678	99,012
SAP AG	16,672	743,193
Siemens AG	15,803	1,689,257
Solarworld AG	408	31,682
Suedzucker AG	1,266	24,184
ThyssenKrupp AG	6,834	338,146
TUI AG (a)	3,277	81,029
Volkswagen AG	3,178	477,600
Wincor Nixdorf AG	524	48,831

		18,218,700

Greece (0.64%)
Alpha Bank AE	7,580	239,980
Bank of Piraeus	3,812	132,399
Coca-Cola Hellenic Bottling	1,920	80,792
Cosmote Mobile Telecommunication	2,730	81,763
EFG Eurobank Ergasias	3,942	161,137
Greek Org of Football Prognostics SA	4,330	166,123
Hellenic Petroleum SA	2,020	28,819
Hellenic Technodomiki Tev SA	3,380	49,667
Hellenic Telecommunications Org. (a)	5,810	158,951

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Greece (Cont.)
National Bank of Greece	7,162	$379,824
Public Power Corp.	1,930	47,233
Titan Cement Co. SA	1,320	71,238
Viohalco, Hellenic Copper and Aluminum Industry SA	1,240	19,116

		1,617,042

Hong Kong (1.68%)
ASM Pacific Technology	4,000	23,600
Bank of East Asia Ltd.	27,600	160,545
BOC Hong Kong Holdings Ltd.	69,500	168,469
Cathay Pacific Airways Ltd.	15,000	38,165
Cheung Kong Holdings Ltd.	28,000	354,412
Cheung Kong Infrastructure	7,000	24,368
CLP Holdings Ltd.	32,700	238,758
Esprit Holdings Ltd.	20,500	240,459
Foxconn International Holdings Ltd. (a)	42,000	128,201
Giordano International Ltd.	22,000	10,699
Hang Lung Properties Ltd.	43,000	120,247
Hang Seng Bank Ltd.	13,800	196,045
Henderson Land Development Co. Ltd.	16,000	93,479
Hong Kong & China Gas Co. Ltd.	68,672	153,454
Hong Kong Electric	26,000	133,436
Hong Kong Exchange & Clearing	20,000	194,919
Hopewell Holdings	9,000	35,016
Hutchison Telecommunications International Ltd. (a)	27,000	54,736
Hutchison Whampoa Ltd.	39,700	381,833
Hysan Development Co.	12,062	32,804
Johnson Electric Holdings	20,000	13,285
Kerry Properties Ltd.	9,000	46,247
Kingboard Chemicals Holdings Co. Ltd.	10,000	42,043
Li & Fung Ltd.	40,620	127,628
Link REIT	39,000	93,837
Melco International Development Ltd.	14,000	25,192
MTR Corp.	27,291	68,319
New World Development	47,600	107,951
Orient Overseas International Ltd.	4,400	40,883
PCCW Ltd.	57,118	34,285
Shangri-La Asia Ltd.	26,108	64,623
Shui On Land Ltd. (a)	34,000	28,154
Shun Tak Holdings Ltd.	12,000	15,942
Sino Land Co. Ltd.	24,498	52,736
Solomon Systech International Ltd.	22,000	3,463
Sun Hung Kai Properties Ltd.	26,000	300,813
Swire Pacific Ltd. Class A	17,500	196,423
Techtronic Industries	14,500	17,481
Television Broadcasts Ltd.	4,000	25,008
Texwinca Holdings Ltd.	10,000	6,745
Wharf Holdings Ltd.	24,000	89,077
Wing Hang Bank Ltd.	3,000	36,936

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Yue Yuen Industrial Holdings	12,000	$40,699

		4,261,415

Ireland (0.74%)
Allied Irish Bank PLC	16,067	476,481
Bank of Ireland	18,155	391,676
C&C Group PLC	5,639	85,649
CRH PLC	9,971	426,232
DCC PLC	1,234	43,453
Elan Corp. PLC (a)	8,155	104,581
Grafton Group PLC (a)	3,922	58,941
Greencore Group PLC	1,824	11,208
IAWS Group PLC	1,628	37,841
Independent News & Media PLC	10,286	46,718
Kerry Group PLC Class A	2,394	66,519
Kingspan Group PLC	2,310	61,253
Paddy Power PLC	834	22,070
Ryanair Holdings PLC (a)	7,328	57,070
Total Produce PLC (a)	3,720	4,125

		1,893,817

Italy (3.67%)
Alleanza Assicurazioni	8,033	102,534
Arnoldo Mondadori Editore	1,769	18,480
Assicurazione Generali Itl	17,895	761,136
Autogrill SpA	1,491	28,562
Autostrade SpA	5,161	165,464
Banca Monte Dei Paschi Siena SpA	19,348	121,218
Banca Popolare di Verona SpA	6,906	214,490
Banca Popolare di Milano Scarl	7,817	121,027
Banche Popolari Unite SCPA	10,988	325,125
Benetton Group	1,018	16,482
Bulgari SpA	2,324	33,560
Capitalia SpA	30,737	277,771
Enel SpA	80,654	863,011
ENI SpA	48,488	1,577,863
Fiat SpA (a)	10,218	257,570
Finmeccanica SpA	5,522	166,046
Fondiaria Sai SpA	1,245	57,162
Gruppo Editoriale L'Espresso	2,305	12,286
Intesa Sanpaolo (a)	132,632	1,007,248
Intesa Sanpaolo	16,620	124,330
Italcementi SpA	1,048	31,387
Lottomatica SpA	1,186	47,244
Luxottica Group SpA	2,548	81,247
Mediaset SpA	15,104	164,339
Mediobanca SpA	8,961	199,549
Mediolanum SpA	3,393	27,512
Pirelli & Co. SpA	53,335	58,922
Seat Pagine Gaille	73,367	45,230
Snam Rete Gas	18,594	118,046
Telecom Italia RNC SpA	110,088	272,210

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Italy (Cont.)
Telecom Italia SpA	200,270	$571,178
Terna SpA	18,917	70,251
Tiscali SpA (a)	3,509	13,266
UniCredito Italiano SpA	103,511	985,211
UniCredito Italiano SpA	42,040	397,607

		9,334,564

Japan (21.82%)
77 Bank Ltd.	5,000	32,629
ACCESS Co. Ltd. (a)	2	8,961
Acom Co. Ltd.	1,170	49,743
Aderans Co. Ltd.	600	14,562
Advantest Corp.	3,000	133,147
Aeon Co. Ltd.	12,300	245,290
Aeon Credit Service Co. Ltd.	1,200	20,224
Aiful Corp.	1,775	54,979
Aisin Seiki Co. Ltd.	3,900	136,685
Ajinomoto Co. Inc.	13,000	149,593
Alfresa Holdings Corp.	300	19,094
All Nippon Airways Co. Ltd.	9,000	35,361
Alps Electric Co. Ltd.	3,000	35,132
Amada Co. Ltd.	8,000	91,446
Amano Corp.	1,000	12,211
Aoyama Trading Co. Ltd.	1,500	47,607
Asahi Breweries Ltd.	8,700	139,537
Asahi Glass Co. Ltd.	19,000	267,490
Asahi Kasei Corp.	23,000	167,464
Asatsu DK Inc.	400	12,627
ASICS Corp.	2,000	22,386
Astellas Pharma Inc.	10,198	439,629
Autobacs Seven Co. Ltd.	400	14,325
Bank of Fukuoka Ltd. (b)	12,000	96,843
Bank of Kyoto	4,000	45,927
Bank of Yokohama Ltd.	24,000	179,022
Benesse Corp.	1,500	55,754
Bridgestone Corp.	12,200	243,814
Canon Inc.	20,100	1,079,710
Canon Sales Co. Inc.	1,000	20,961
Casio Computer Co. Ltd.	4,800	105,092
Central Glass Co. Ltd.	3,000	20,290
Central Japan Railway Co.	30	341,140
Chiba Bank Ltd.	14,000	123,557
Chiyoda Corp.	2,000	43,873
Chubu Electric Power Co. Inc.	12,700	436,482
Chugai Pharmaceutical Co. Ltd.	5,700	144,145
Circle K Sunkus Co. Ltd.	600	11,202
Citizen Watch Co. Ltd.	5,100	47,867
Coca-Cola West Japan Co. Ltd.	500	10,841
Comsys Holdings Corp.	2,000	21,470
Credit Saison Co. Ltd.	3,100	102,071
CSK Corp.	1,200	50,305
Dai Nippon Printing Co. Ltd.	12,000	188,798

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Daicel Chemical Industries	4,000	$27,325
Daido Steel Co. Ltd.	5,000	32,459
Daiichi Sanyko Co. Ltd.	13,440	411,731
Daikin Industries Ltd.	4,900	170,485
Dainippon Ink & Chemical Inc.	9,000	35,743
Dainippon Screen Manufacturing Co. Ltd.	3,000	22,683
Daito Trust Construction Co. Ltd.	1,700	80,066
Daiwa House Industry Co. Ltd.	11,000	180,440
Daiwa Securities Group Inc.	25,000	301,892
Denki Kagaku Kogyo KK	7,000	32,790
Denso Corp.	9,100	338,238
Dentsu Inc.	36	100,815
Dowa Mining Co. Ltd.	4,000	40,665
eAccess Ltd.	18	11,960
East Japan Railway Co.	65	506,364
Ebara Corp.	4,000	18,975
Eisai Co. Ltd.	4,900	234,937
Electric Power Development	3,100	156,000
Elpida Memory Inc. (a)	1,900	73,685
Familymart Co. Ltd.	1,000	27,834
Fanuc Ltd.	3,500	325,823
Fast Retailing	1,100	85,412
Fuji Electric Holdings Co. Ltd.	7,000	32,493
Fuji Soft Inc.	400	11,914
Fuji Television Network Inc.	8	18,534
FUJIFILM Holdings Corp.	9,300	380,397
Fujikura Ltd.	8,000	56,415
Fujitsu Ltd.	37,000	246,478
Furukawa Electric Co. Ltd.	13,000	79,430
Glory Ltd.	800	15,580
Goodwill Group Inc.	18	14,175
Gunma Bank Ltd.	5,000	35,429
Gunze Ltd.	3,000	17,439
Hakuhodo DY Holdings Inc.	400	27,970
Hankyu Department Stores	2,000	18,568
Hankyu Hanshin Holdings Inc.	24,000	145,214
HASEKO Corp. (a)	9,000	32,841
Hikari Tsushin Inc.	400	18,228
Hino Motors Ltd.	4,000	21,317
Hirose Electric Co. Ltd.	500	60,124
Hitachi Cable Ltd.	2,000	11,388
Hitachi Capital Corp.	700	13,989
Hitachi Chemical Co. Ltd.	1,600	37,610
Hitachi Construction Machine	1,300	35,192
Hitachi High-Technologies Corp.	1,000	27,325
Hitachi Ltd.	64,000	496,402
Hokkaido Electric Power	2,700	71,716
Hokuhoku Financial Group Inc.	19,000	65,462
Honda Motor Co. Ltd.	29,400	1,025,407
House Foods Corp.	800	13,646
Hoya Corp.	8,200	272,081
Ibiden Co. Ltd.	2,700	139,995

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Index Corp.	12	$6,253
INPEX Holdings Inc.	16	138,493
Isetan Co. Ltd.	4,300	74,987
Ishikawajima-Harima Heavy Industries Co. Ltd.	28,000	116,429
Ito En Ltd.	800	26,069
Itochu Corp.	29,000	287,441
Itochu Techno-Science Corp.	400	19,179
JAFCO Co. Ltd.	500	27,665
Japan Airlines Corp. (a)	9,000	18,712
Japan Prime Investment Corp.	6	26,375
Japan Real Estate Investment	6	79,430
Japan Retail Fund Investment	4	39,375
Japan Steel Works Ltd.	4,000	48,099
Japan Tobacco Inc.	85	417,643
JFE Holdings Inc.	10,600	626,969
JGC Corp.	3,000	49,236
Joyo Bank Ltd.	11,000	68,703
JS Group Corp.	5,300	114,914
JSR Corp.	4,100	94,637
JTEKT Corp.	4,000	70,095
Kajima Corp.	19,000	97,064
Kaken Pharmaceutical Co. Ltd.	1,000	8,138
Kamigumi Co. Ltd.	4,000	34,420
Kaneka Corp.	4,000	38,153
Kansai Electric Power	13,800	396,996
Kansai Paint Co. Ltd.	3,000	25,636
Kao Corp.	10,000	292,770
Katokichi Co. Ltd.	1,800	11,319
Kawasaki Heavy Industries Ltd.	28,000	118,568
Kawasaki Kisen Kaisha Ltd.	11,000	104,362
KDDI Corp.	44	351,358
Keihin Electric Express Railway	6,000	46,029
Keio Corp.	9,000	62,551
Keisei Electric Co.	4,000	25,832
Keyence Corp.	700	157,951
Kikkoman Corp.	2,000	25,628
Kinden Corp.	2,000	17,940
Kintetsu Corp.	35,000	110,192
Kirin Brewery Co. Ltd.	15,000	216,650
Kobe Steel Ltd.	56,000	225,730
Kokuyo Co. Ltd.	1,300	17,199
Komatsu Ltd.	16,800	353,564
Komori Corp.	1,000	23,294
Konami Corp.	1,500	40,097
Konica Minolta Holdings Inc.	9,500	124,796
Kose Corp.	400	11,813
Kubota Corp.	22,000	192,855
Kuraray Co. Ltd.	7,500	81,021
Kurita Water Industries Ltd.	1,800	43,534
Kyocera Corp.	3,100	292,269
Kyowa Hakko Kogyo Co. Ltd.	5,000	46,249

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Kyushu Electric Power	7,700	$218,899
Lawson Inc.	800	30,754
Leopalace21 Corp.	2,700	89,358
Mabuchi Motor Co. Ltd.	400	24,745
Makita Corp.	2,000	74,168
Marubeni Corp.	30,000	182,281
Marui Co. Ltd.	6,600	80,932
Matsui Securities Co. Ltd. (a)	1,500	13,149
Matsumotokiyoshi Co. Ltd.	500	11,456
Matsushita Electric Industries	37,000	745,715
Matsushita Electric Works	7,400	84,839
Mediceo Paltac Holdings Co. Ltd.	2,900	55,249
Meiji Dairies Corp.	4,000	31,398
Meiji Seika Kaisha Ltd.	4,000	18,568
Meitec Corp.	400	12,899
Millea Holdings Inc.	13,500	499,491
Minebea Co. Ltd.	5,000	30,974
Mitsubishi Chemical Holdings Corp.	22,500	191,510
Mitsubishi Corp.	25,800	598,803
Mitsubishi Electric Corp.	37,000	381,178
Mitsubishi Estate Co. Ltd.	22,000	722,505
Mitsubishi Gas Chem Co.	9,000	86,303
Mitsubishi Heavy Industries Ltd.	62,000	400,917
Mitsubishi Logistics Corp.	2,000	34,029
Mitsubishi Materials Corp.	19,000	90,131
Mitsubishi Rayon Co. Ltd.	11,000	73,277
Mitsubishi UFJ Financial Group Inc.	161	1,817,125
Mitsubishi UFJ Securities Co. Ltd. (a)	4,000	45,689
Mitsui & Co. Ltd.	29,000	541,412
Mitsui Chemicals Inc.	13,000	113,629
Mitsui Engineering & Shipbuilding	9,000	38,111
Mitsui Fudosan Co. Ltd.	16,000	469,790
Mitsui Mining & Smelting Co.	13,000	71,376
Mitsui OSK Lines Ltd.	22,000	244,196
Mitsui Sumitomo Insurance Co.	22,000	276,120
Mitsui Trust Holding Inc.	14,000	138,052
Mitsukoshi Ltd.	6,000	27,546
Mitsumi Electric Co. Ltd.	900	29,786
Mizuho Financial Group Inc.	179	1,152,928
Murata Manufacturing Co. Ltd.	4,000	291,921
Namco Bandai Holdings Inc.	4,000	62,424
NEC Corp.	41,000	219,891
NEC Electronics Corp. (a)	500	12,093
Net One Systems Co. Ltd.	9	10,692
NGK Insulators Ltd.	6,000	123,727
NGK Spark Plug Co. Ltd.	3,000	56,135
NHK Spring Co. Ltd.	2,000	20,078
Nichirei Corp.	3,000	17,541
Nidec Corp.	2,100	135,438
Nikko Cordial Corp.	15,500	221,372
Nikon Corp.	6,000	126,528
Nintendo Co. Ltd.	1,900	552,232
Nippon Building Fund Inc.	9	148,931

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nippon Electric Glass Co. Ltd.	4,500	$78,857
Nippon Express Co. Ltd.	14,000	87,797
Nippon Kayaku Co. Ltd.	2,000	16,514
Nippon Light Metal Co. Ltd.	6,000	17,006
Nippon Meat Packers Inc.	4,000	48,914
Nippon Mining Holdings Inc.	17,000	146,716
Nippon Oil Corp.	26,000	210,930
Nippon Paper Group Inc.	14	49,779
Nippon Sheet Glass Co. Ltd.	6,000	31,466
Nippon Shokubai Co. Ltd.	2,000	21,589
Nippon Steel Corp.	116,000	815,071
Nippon Telegraph & Telephone Corp.	100	528,683
Nippon Yusen Kabushiki Kaish	21,000	168,406
Nishi-Nippon City Bank Ltd.	7,000	31,068
Nishimatsu Construction Co.	4,000	12,933
Nissan Chemical Industries	3,000	38,747
Nissan Motor Co. Ltd.	41,500	444,794
Nisshin Seifun Group Inc.	3,300	33,577
Nisshin Steel Co. Ltd.	12,000	51,731
Nisshinbo Industries Inc.	2,000	25,068
Nissin Food Products Co. Ltd.	1,700	62,322
Nitori Co. Ltd.	500	24,864
Nitto Denko Corp.	3,300	154,862
NOK Corp.	1,600	27,223
Nomura Holdings Inc.	33,600	700,000
Nomura Real Estate Office Fund Inc.	3	38,442
Nomura Research Institute	2,500	73,617
NSK Ltd.	6,000	57,230
NTN Corp.	6,000	51,935
NTT Data Corp.	25	127,079
NTT DoCoMo Inc.	342	632,688
NTT Urban Development Corp.	29	67,923
Obayashi Corp.	13,000	83,842
OBIC Co. Ltd.	100	19,781
Odakyu Electric Railway Co.	9,000	65,759
Oji Paper Co. Ltd.	14,000	74,253
Oki Electric Industries Co. Ltd. (a)	7,000	13,484
OKUMA Corp.	1,000	11,694
Okumura Corp.	3,000	16,446
Olympus Corp.	5,000	170,995
Omron Corp.	3,700	99,533
Onward Kashiyama Co. Ltd.	2,000	27,817
Oracle Corp.	500	24,058
Oriental Land Co. Ltd.	800	47,590
Orix Corp.	1,740	453,310
Osaka Gas Co. Ltd.	31,000	120,222
OTSUKA Corp.	200	19,145
Park24 Co. Ltd.	1,000	13,450
Pioneer Corp.	2,100	27,444
Promise Co. Ltd.	1,350	50,866
QP Corp.	1,200	10,886
Rakuten Inc.	125	59,509
Resona Holdings Inc.	83	223,277

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Ricoh Co. Ltd.	13,000	$292,897
Rinnai Corp.	400	10,659
Rohm Co. Ltd.	2,000	181,432
Ryohin Keikaku Co. Ltd.	300	18,966
Sanken Electric Co. Ltd.	2,000	20,978
Sankyo Co. Ltd.	700	30,771
Santen Pharmaceutical Co. Ltd.	1,000	25,713
Sanwa Shutter Corp.	2,000	12,458
Sanyo Electric Co. Ltd. (a)	24,000	40,937
Sapporo Breweries	5,000	35,175
Sapporo Hokuyo Holdings Inc.	4	40,054
SBI E*Trade Securities Co. Ltd.	21	26,731
SBI Holdings Inc.	170	64,486
Secom Co. Ltd.	4,000	185,676
Sega Sammy Holdings Inc.	3,526	82,285
Seiko Epson Corp.	1,900	55,949
Seino Holdings Co. Ltd.	2,000	18,890
Sekisui Chemical	9,000	71,716
Sekisui House Ltd.	10,000	155,635
Seven & I Holdings Co. Ltd.	15,780	480,738
SFCG Co. Ltd.	80	14,270
Sharp Corp.	19,000	366,005
Shimachu Co. Ltd.	600	17,770
Shimamura Co. Ltd.	300	32,994
Shimano Inc.	1,200	37,067
Shimizu Corp.	10,000	61,354
Shin-Etsu Chemical Co. Ltd.	7,500	457,612
Shinko Electric Industries Co. Ltd.	700	15,801
Shinko Securities Co. Ltd.	7,000	35,463
Shinsei Bank Ltd.	30,000	143,839
Shionogi & Co. Ltd.	5,000	89,952
Shiseido Co. Ltd.	7,000	142,269
Shizuoka Bank Ltd.	11,000	117,150
Showa Denko K.K.	22,000	82,705
Showa Shell Sekiyu K.K.	2,500	30,614
SMC Corp.	1,100	147,581
Softbank Corp. (a)	14,200	365,122
Sojitz Corp. (a)	10,000	41,667
Sompo Japan Insurance Inc.	17,000	211,923
Sony Corp.	18,900	960,718
Stanley Electric Co. Ltd.	2,700	54,875
SUMCO Corp.	1,800	74,847
Sumitomo Bakelite Co. Ltd.	3,000	21,690
Sumitomo Chemical Co. Ltd.	29,000	219,026
Sumitomo Corp.	21,000	377,800
Sumitomo Electric Industries	13,500	205,295
Sumitomo Heavy Industries	11,000	109,589
Sumitomo Metal Industries Ltd.	78,000	403,106
Sumitomo Metal Mining Co. Ltd.	11,000	212,364
Sumitomo Mitsui Financial Group Inc.	124	1,125,934
Sumitomo Osaka Cement Co. Ltd.	5,000	15,020
Sumitomo Realty & Development Co. Ltd.	8,000	303,462

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Sumitomo Rubber Industries	2,000	$21,911
Sumitomo Titanium Corp.	200	22,217
Sumitomo Trust & Banking	25,000	260,735
Suruga Bank Ltd.	3,000	39,104
Suzuken Co. Ltd.	880	31,215
T&D Holdings Inc.	4,350	300,115
Taiheiyo Cement Corp.	12,000	53,055
Taisei Corp.	14,000	51,918
Taisho Pharmaceutical Co. Ltd.	3,000	54,990
Taiyo Nippon Sanso Corp.	4,000	36,117
Taiyo Yuden Co. Ltd.	2,000	41,667
Takara Holdings Inc.	3,000	21,181
Takashimaya Co. Ltd.	6,000	73,880
Takeda Pharmaceutical Co. Ltd.	16,800	1,102,037
Takefuji Corp.	2,250	90,313
Tanabe Seiyaku Co. Ltd.	3,000	40,810
TDK Corp.	2,400	208,147
Teijin Ltd.	18,000	101,578
Terumo Corp.	3,500	136,329
The Daimaru Inc.	4,000	51,833
THK Co. Ltd.	2,200	51,808
TIS Inc.	500	11,881
Tobu Railway Co. Ltd.	17,000	81,653
Toda Corp.	3,000	14,358
Toho Co. Ltd.	2,200	42,940
Tohoku Electric Power	8,300	210,599
Tokuyama Corp.	5,000	87,407
Tokyo Broadcasting System	700	25,900
Tokyo Electric Power Co.	23,000	786,575
Tokyo Electron Ltd.	3,300	230,754
Tokyo Gas Co. Ltd.	43,000	239,740
Tokyo Seimitsu Co. Ltd.	300	10,183
Tokyo Steel Mfg. Co. Ltd.	1,500	22,098
Tokyo Style Co. Ltd.	1,000	10,947
Tokyo Tatemono Co. Ltd.	4,000	60,353
Tokyu Corp.	21,000	163,595
Tokyu Land Corp.	9,000	102,571
TonenGeneral Sekiyu KK	5,000	55,838
Toppan Printing Co. Ltd.	12,000	125,255
Toray Industries Inc.	25,000	180,754
Toshiba Corp.	55,000	367,320
Tosoh Corp.	7,000	36,057
Toto Ltd.	6,000	60,132
Toyo Seikan Kaisha Ltd.	3,700	74,571
Toyo Suisan Kaisha Ltd.	2,000	39,375
Toyobo Co. Ltd.	10,000	29,786
Toyoda Gosei Co. Ltd.	900	21,270
Toyota Industries Corp.	3,700	175,204
Toyota Motor Corp.	53,900	3,453,369
Toyota Tsusho Corp.	4,000	102,172
Trend Micro Inc.	2,000	54,650
UBE Industries Ltd.	14,000	44,433
Uni-Charm Corp.	600	37,984

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Uniden Corp.	1,000	$7,756
UNY Co. Ltd.	3,000	41,166
Ushio Inc.	2,000	38,612
USS Co. Ltd.	350	22,840
Wacoal Corp.	2,000	25,339
West Japan Railway Co.	34	156,959
Yahoo! Japan Corp. (a)	290	100,038
Yakult Honsha Co. Ltd.	2,000	51,086
Yamada Denki Co. Ltd.	1,700	158,401
Yamaha Corp.	2,700	60,260
Yamaha Motor Co. Ltd.	3,900	109,216
Yamato Holdings Co. Ltd.	7,000	112,865
Yamazaki Baking Co. Ltd.	2,000	18,245
Yaskawa Electric Corp.	3,000	35,438
Yokogawa Electric Corp.	3,000	45,978
Zeon Corp.	3,000	30,983

		55,495,428

Netherlands (3.73%)
ABN Amro Holdings NV	33,918	1,459,868
Aegon NV	27,523	548,558
Akzo Nobel NV	4,964	376,981
Arcelor Mittal	14,969	795,254
ASML Holding NV (a)	9,341	230,721
Buhrmann NV	1,538	20,710
Corio NV	662	60,144
Fugro NV	899	45,635
Getronics NV	1,757	15,984
Hagemeyer NV (a)	7,243	34,445
Heineken NV	4,660	243,773
ING Groep NV	34,991	1,479,407
Koninklijke Ahold NV (a)	28,009	327,388
Koninklijke DSM NV	2,896	129,754
Koninklijke KPN NV	36,445	567,668
Koninklijke Numico NV (a)	3,237	166,955
OCE NV	1,230	22,543
Philips Electronics NV	21,899	836,366
QIAGEN NV (a)	2,043	34,715
Randstad Holding NV (a)	699	54,214
Reed Elsevier NV	13,323	235,639
Rodamco Europe NV	1,077	149,698
SBM Offshore NV	2,616	94,319
TNT NV	8,122	372,473
Unilever NV-CVA	31,204	908,708
Vedior NV-CVA	3,518	78,106
Wereldhave NV	263	40,491
Wolters Kluwer - CVA	5,093	152,806

		9,483,323

New Zealand (0.13%)
Auckland International Airport	12,792	22,023
Contact Energy Ltd.	4,623	30,416

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
New Zealand (Cont.)
Fisher & Paykel Appliances Class H	2,401	$6,295
Fisher & Paykel Healthcare Class C	6,712	17,405
Fletcher Building Ltd.	8,242	64,764
Kiwi Income Property Trust	6,353	7,488
Sky City Entertainment Group	6,094	20,329
Sky Network Television Ltd.	3,715	14,437
Telecom Corp. of New Zealand	34,379	116,162
The Warehouse Group Ltd.	2,278	10,984
Tower Ltd. (a)	2,385	3,833
Vector Ltd.	3,861	8,219

		322,355

Norway (0.92%)
Acergy SA (a)	3,781	80,711
Aker Kvaerner ASA	2,750	61,983
Det Norske Oljeselskap (DNO) ASA (a)	5,800	10,429
DNB NOR ASA	13,228	186,724
Frontline Ltd.	839	29,815
Marine Harvest (a)	57,550	67,602
Norsk Hydro ASA	13,500	447,535
Norske Skogindustrier ASA	3,362	57,524
Ocean Rig ASA (a)	1,650	11,265
Orkla AS Class A	3,426	241,522
Petroleum Geo-Services (a)	3,231	84,386
Prosafe ASA	4,165	63,726
Schibsted ASA	662	29,188
SeaDrill Ltd. (a)	4,650	76,502
Ship Finance International Ltd.	90	2,470
Statoil ASA	12,391	337,382
Stolt-Nielsen SA	507	15,097
Storebrand ASA	4,758	76,243
Tandberg ASA	1,880	39,281
Tandberg Television ASA New (b)	819	14,283
Telenor ASA	14,665	260,569
TGS Nopec Geophysical Co. ASA (a)	1,400	32,361
Tomra Systems ASA	3,082	22,183
Yara Internaonal ASA	3,724	102,776

		2,351,557

Portugal (0.33%)
Banco BPI SA	4,836	41,991
Banco Comercial Portugues-R	41,393	149,849
Banco Espirito Santo	3,400	64,903
Brisa-Auto Estradas de Portugal SA	5,793	75,993
Cimpor-Cimentos De Portugal	4,281	35,914
Energias De Portugal SA	38,120	204,709
Jeronimo Martins	651	16,958
Portugal Telecom SGPS SA	14,363	192,444
PT Multimedia Servicos	1,318	19,543
Sonae Industria SGPS SA (a)	809	9,975

	Shares	Value
Common Stocks (Cont.)
Portugal (Cont.)
Sonae SGPS SA	11,939	$26,953

		839,232

Singapore (0.98%)
Allgreen Properties Ltd.	9,000	10,381
Ascendas Real Estate Investment Trust	18,900	29,774
Capitacommercial Trust	11,000	20,156
Capitaland Ltd.	26,000	137,099
Capitamall Trust	22,000	54,523
Chartered Semiconductor Mfg. Ltd. (a)	18,000	17,203
City Developments Ltd.	10,000	96,233
Comfortdelgro Corp. Ltd.	30,000	39,350
Cosco Corp. Singapore Ltd.	8,000	15,134
Creative Technology Ltd.	650	4,177
DBS Group Holdings Ltd.	21,652	305,410
Fraser and Neave Ltd.	13,800	46,390
Haw Par Corp. Ltd.	2,792	13,250
Jardine Cycle & Carriage Ltd.	2,044	16,032
Keppel Corp. Ltd.	11,000	137,758
Keppel Land Ltd.	6,000	37,570
Neptune Orient Lines Ltd.	8,000	17,085
Noble Group Ltd.	12,000	11,864
Olam International Ltd.	9,000	18,153
Oversea-Chinese Banking Corp.	44,840	265,999
Parkway Holdings Ltd.	10,500	22,701
Sembcorp Industries Ltd.	12,220	41,078
Sembcorp Marine Ltd.	12,000	27,842
Singapore Airlines Ltd.	11,000	120,357
Singapore Exchange Ltd.	17,000	73,394
Singapore Land Ltd.	2,000	13,974
Singapore Petroleum Co. Ltd.	2,000	6,380
Singapore Post Ltd.	15,000	10,975
Singapore Press Holdings Ltd.	30,000	87,005
Singapore Technologies Engineering	30,000	65,649
Singapore Telecommunications	135,450	292,836
SMRT Corp. Ltd.	17,000	16,696
Stats Chippac Ltd. (a)	16,000	19,194
Suntec REIT	10,000	13,051
United Overseas Bank Ltd.	21,392	296,103
United Overseas Land Ltd.	5,639	18,956
Venture Corp. Ltd.	4,000	38,493
Want Want Holdings Ltd.	4,000	7,800
Wing Tai Holdings Ltd.	8,000	16,768

		2,482,793

Spain (3.90%)
Abertis Infraestructuras SA	4,344	139,560
Acciona SA	545	118,051
Acerinox SA	3,480	88,559
ACS Actividades de Cons Y Serv	4,637	281,533
Aguas De Barcelona Class A	826	29,406
Aguas De Barcelona SA New (a) (b)	8	285

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Spain (Cont.)
Altadis SA	4,910	$315,292
Antena 3 de Television SA	1,200	26,835
Banco Bilbao Vizcaya Argentaria SA	66,070	1,622,212
Banco Popular Espanol	15,649	322,769
Banco Santander Central Hispano SA	110,477	1,971,678
Cintra Concesiones De Infrae	3,998	74,884
Ebro Puleva SA	1,129	26,649
Endesa SA	13,775	744,886
Fomento De Construct Y Contra	821	84,394
Gamesa Corp Technologica	2,744	99,337
Gas Natural SDG SA	3,197	150,115
Grupo Ferrovial	1,149	116,268
Iberdrola SA	14,188	670,748
Iberia (Lineas Aer De Espana)	5,885	31,367
Inditex	4,052	251,861
Indra Sistemas SA	2,428	61,204
Mapfre SA	8,921	45,762
NH Hoteles SA	1,149	26,262
Promotora De Infom SA	1,117	24,919
Repsol YPF SA	14,826	499,886
Sacyr Vallehermoso SA	1,899	106,392
Sogecable (a)	842	34,936
Telefonica SA	82,951	1,828,367
Union Fenosa SA	1,990	107,317
Zeltia SA (a)	3,094	28,105

		9,929,839

Sweden (2.55%)
Alfa Laval AB	1,527	79,162
ASSA ABLOY AB Class B	4,542	104,398
Atlas Copco AB Class A	6,506	216,159
Atlas Copco AB Class B	3,221	102,634
Axfood AB	402	15,889
Billerud Aktiebolag	843	12,646
Boliden AB	5,800	127,914
Castellum AB	3,164	45,764
D. Carnegie & Co. AB	700	14,561
Electrolux AB Series B	5,534	140,276
Elekta AB Class B	1,455	26,202
Eniro AB	2,294	28,992
Ericsson LM Class B	277,288	1,020,551
Fabege AB	1,586	39,861
Fabege AB Redemption Rights (a) (b)	1,586	3,714
Getinge AB Class B	3,217	73,252
Hennes & Mauritz AB Class B	9,248	532,408
Hoganas AB Class B	301	7,630
Holmen AB Class B	780	32,115
Husqvarna AB Class B (a)	5,534	91,338
Lundin Petroleum AB (a)	3,010	35,670
Modern Times Group MTG AB Class B (a)	727	42,530
Nordea Bank AB	38,942	621,818

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
OMX AB (a)	974	$20,260
Oriflame Cosmetics SA	400	15,409
Sandvik AB (a)	20,414	362,510
SAS AB (a)	1,227	22,536
Scania AB Class B	1,644	129,019
Securitas AB Class B (a)	6,632	101,150
Securitas Direct AB Class B (a)	6,632	18,425
Securitas Systems AB Class B (a)	6,632	23,079
Skandinaviska Enskilda Bank Class A	8,953	286,561
Skanska AB Class B	8,198	182,561
SKF AB Class B	6,879	143,091
SSAB Svenskt Stal AB Series A	2,550	78,697
SSAB Svenskt Stal AB Series B	1,641	47,119
Svenska Cellulosa AB Class B	4,033	216,008
Svenska Handelsbanken	9,892	293,949
Swedish Match AB	6,542	116,875
Tele2 AB Class B	4,780	78,380
Telelogic AB (a)	3,317	6,294
TeliaSonera AB	41,186	355,367
Trelleborg AB Class B	1,248	32,439
Volvo AB Class A	2,060	177,301
Volvo AB Class B	4,070	342,722
Wihlborgs Fastigheter AB	434	9,323

		6,474,559

Switzerland (6.56%)
ABB Ltd.	38,963	666,939
Adecco SA	2,572	163,297
Ciba Specialty Chemicals AG	1,189	78,327
Clariant AG (a)	3,593	61,650
Compagnie Financiere Richemont AG Class A	9,839	550,187
Credit Suisse Group	21,530	1,545,008
Geberit AG Reg	78	120,035
Givaudan	129	119,324
Holcim Ltd.	3,824	382,982
Kudelski SA Bearer	497	17,505
Kuehne & Nagel International AG	898	73,863
Kuoni Reisen Holding (a)	38	22,797
Logitech International SA (a)	3,067	85,184
Lonza Group AG	532	51,136
Micronas Semiconductor (a)	502	10,390
Nestle SA	7,462	2,906,136
Nobel Biocare Holding AG (a)	463	168,793
Novartis AG	43,377	2,488,069
OC Oerlikon Corp. AG (a)	97	58,911
Phonak Holding AG	687	52,579
PSP Swiss Property AG (a)	726	44,212
Rieter Holding AG	62	30,894
Roche Holding AG	13,045	2,308,090
Schindler Holding AG	750	45,673
SGS SA	73	87,169

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Straumann Holding AG	119	$34,129
Sulzer AG	76	106,762
Swiss Reinsurance	6,311	576,489
Swisscom AG	391	141,338
Syngenta AG (a)	1,978	378,459
Synthes Inc. (a)	868	107,147
The Swatch Group AG	1,009	53,931
The Swatch Group AG Class B	594	157,036
UBS AG	37,132	2,206,255
Zurich Financial Services	2,698	778,771

		16,679,467

United Kingdom (22.40%)
3I Group PLC	8,725	195,045
Aegis Group PLC	15,694	46,325
Aggreko PLC	4,131	41,296
Alliance Boots PLC	15,596	315,039
AMEC PLC	4,853	50,615
Amvescap PLC	15,604	171,955
Anglo American PLC	26,908	1,417,496
ARM Holdings PLC	20,557	54,207
Arriva PLC	2,835	41,507
AstraZeneca PLC	28,373	1,526,496
Aviva PLC	49,316	726,393
BAE Systems PLC	63,122	571,387
Balfour Beatty PLC	9,541	89,558
Barclays PLC	121,300	1,721,028
Barratt Developments PLC	4,701	102,222
BBA Aviation PLC	6,603	36,512
Bellway PLC	1,627	50,907
BG Group PLC	63,625	917,749
BHP Billiton PLC	45,512	1,014,724
Biffa PLC	6,468	43,785
Bovis Homes Group PLC	1,750	39,672
BP PLC	363,865	3,952,495
British Airways PLC (a)	11,408	109,103
British American Tobacco PLC	29,673	927,849
British Land Co. PLC	9,806	294,854
British Sky Broadcasting PLC	21,359	237,057
Brixton PLC	3,680	36,824
BT Group PLC	154,298	922,292
Bunzl PLC	7,398	104,673
Burberry Group PLC	9,133	117,360
Cadbury Schweppes PLC	38,909	499,217
Capita Group PLC	12,552	168,581
Carnival PLC	3,216	154,988
Carphone Warehouse PLC	4,034	21,969
Cattles PLC	4,859	39,156
Centrica PLC	70,543	536,532
Charter PLC (a)	1,843	32,187
Close Brothers Group PLC	1,821	36,300
Cobham PLC	16,230	67,070

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Collins Stewart PLC (a)	3,554	$17,799
Compass Group PLC	38,857	259,980
Cookson Group PLC	2,731	33,401
Corus Group PLC	17,433	208,235
CSR PLC (a)	1,871	23,969
Daily Mail & General Trust NV	4,634	74,046
De La Rue PLC	2,213	31,137
Diageo PLC	51,414	1,041,597
DSG International PLC	33,300	111,400
Electrocomponents PLC	6,845	38,995
EMAP PLC	3,278	48,799
EMI Group PLC	16,469	73,729
Enterprise Inns PLC	11,784	155,019
Experian Group Ltd.	19,802	228,154
First Choice Holidays PLC	7,204	40,757
FirstGroup PLC	7,851	102,663
FKI PLC	9,705	22,201
Friends Provident PLC	27,585	104,495
Galiform PLC (a)	9,514	29,160
Gallaher Group PLC	12,538	279,544
GKN PLC	11,565	86,822
GlaxoSmithKline PLC	107,890	2,965,989
Great Portland Estates	2,365	36,115
Group 4 Securicor PLC	22,225	87,908
Hammerson PLC	5,537	188,827
Hanson PLC	11,913	191,646
Hays PLC	30,718	94,753
HBOS PLC	68,380	1,408,860
HMV Group PLC	6,211	13,506
Home Retail Group	16,069	140,399
HSBC Holdings PLC	216,472	3,789,131
ICAP PLC	10,458	109,176
IMI PLC	5,051	57,650
Imperial Chemical Industries PLC	23,482	231,045
Imperial Tobacco Group PLC	12,892	577,157
Inchcape PLC	7,447	83,604
InterContinental Hotels Group PLC	7,224	178,550
International Power PLC	29,439	229,699
Intertek Group PLC	2,410	42,991
Invensys PLC (a)	15,185	86,807
Investec PLC	5,324	68,938
ITV PLC	77,395	166,009
Johnson Matthey PLC	3,433	106,469
Kelda Group PLC	5,624	103,810
Kesa Electricals PLC	7,775	51,867
Kingfisher PLC	43,662	239,073
Ladbrokes PLC	10,011	79,293
Land Securities Group PLC	8,752	368,564
Legal and General Group PLC	121,475	380,081
Liberty International PLC	4,227	103,727
Lloyds TSB Group PLC	103,983	1,145,888
LogicaCMG PLC	22,548	78,981
London Stock Exchange Group	3,342	82,338

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Man Group PLC	35,871	$391,768
Marks & Spencer Group PLC	33,484	445,756
Meggitt PLC	7,503	44,073
Meggitt PLC Rights NP (a)	3,751	7,326
Michael Page International PLC	3,770	39,728
Misys PLC	7,550	35,472
National Express Group PLC	1,974	49,023
National Grid PLC	52,361	821,733
Next PLC	4,501	199,201
Old Mutual PLC	97,151	313,724
PartyGaming PLC (a)	10,583	10,777
Pearson PLC	16,771	287,785
Persimmon PLC	5,386	149,020
Premier Farnell PLC	5,332	21,431
Provident Financial PLC	3,617	57,226
Prudential PLC	47,489	670,513
Punch Taverns PLC	6,145	150,793
Rank Group PLC	6,640	26,688
Reckitt Benckiser PLC	11,495	598,537
Reed Elsevier PLC	23,791	284,414
Rentokil Intial PLC	36,225	116,195
Resolution PLC	12,835	156,722
Reuters Group PLC	25,011	229,355
Rexam PLC	11,698	126,609
Rio Tinto PLC	18,847	1,076,296
Rolls Royce Group (a)	32,532	316,413
Rolls Royce Group Class B Future Entitlements (a) (b)	1,925,894	—
Royal Bank of Scotland Group	59,386	2,318,557
Royal Dutch Shell PLC Class A	69,499	2,312,673
Royal Dutch Shell PLC Class B	50,365	1,675,963
SABMiller PLC	16,095	353,149
Sage Group PLC	24,648	125,260
Sainsbury	25,232	272,842
Schroders PLC	1,750	43,667
Scottish & Newcastle PLC	12,816	151,698
Scottish & Southern Energy PLC	16,211	491,592
Scottish Power PLC	25,905	407,817
Serco Group PLC	6,684	60,504
Severn Trent PLC	4,312	121,680
Signet Group PLC	37,383	92,323
Slough Estates PLC	8,637	133,251
Smith & Nephew PLC	18,655	237,148
Smiths Group PLC	11,104	224,628
SSL International PLC	2,302	18,131
Stagecoach Group	11,851	41,978
Standard Life PLC	41,178	256,062
Tate & Lyle PLC	7,687	86,979
Taylor Woodrow PLC	10,174	98,002
Tesco PLC	151,094	1,320,890

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
The Berkeley Group Holdings PLC (a)	1,551	$48,102
The Davis Service Group PLC	2,333	26,743
TI Automotive Ltd. (a) (b)	7,024	—
Tomkins PLC	15,729	82,643
Travis Perkins PLC	1,646	65,170
Trinity Mirror PLC	4,523	47,351
Tullett Prebon PLC (a)	3,554	33,780
Unilever PLC	23,579	710,383
United Utilities PLC	16,691	248,147
Vodafone Group PLC	989,206	2,637,655
Whitbread PLC	3,892	144,523
William Hill PLC	5,644	70,638
Wimpey (George) PLC	5,627	70,369
Wolseley PLC	12,421	291,112
WPP Group PLC	22,366	338,900
Xstrata PLC	11,334	582,570
Yell Group PLC	15,206	178,940

		56,981,576

Total Common Stocks
(cost $168,667,697)		245,294,740

Preferred Stocks (0.30%)
Germany (0.27%)
Henkel KGaA	1,076	159,074
Porsche AG PFD	137	209,316
ProSiebenSat.1 Media AG	1,523	53,772
RWE AG-Non Voting PFD	640	63,565
Volkswagen AG PFD	2,009	206,727

		692,454

Italy (0.03%)
Compagnia Assicuratrice Unipol SpA	16,596	60,634

Total Preferred Stocks
(cost $361,599)		753,088

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Prinicipal amount	Value
Repurchase Agreement (1.72%)
Investors Bank & Trust Co. Repurchase Agreement, (d) 3.550%, agreement date 03/30/2007, to be repurchased at $4,382,584 on 04/02/2007	$4,381,288	$4,381,288

Total Repurchase Agreement
(cost $4,381,288)		4,381,288

TOTAL INVESTMENTS (98.47%)
(cost $173,410,584)		250,429,116
CASH (e) AND OTHER ASSETS, NET OF LIABILITIES (1.53%)		3,901,507

NET ASSETS (100.0%)		$254,330,623

(a)	Non-income producing security.

(b)	Security valued at fair value.

(c)	These shares may only be resold to qualified institutional buyers in transactions exempt from registration.

(d)	Repurchase agreement is fully collateralized by U.S. Government Agency Securities with coupon rates of 8.875%, maturity dates of September 25, 2014 and January 25, 2017, and market values of $158,253 and $4,442,099 as of March 31, 2007.

(e)	At March 31, 2007, cash has been pledged to cover, in whole or in part, initial margin requirements for open future contracts.

INTERNATIONAL INDEX FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$84,350,843	33.68%
British Pound	56,981,576	22.75
Japanese Yen	55,495,428	22.16
Swiss Franc	16,679,467	6.66
Australian Dollar	14,564,057	5.82
Swedish Krona	6,474,559	2.59
United States Dollar	4,389,088	1.75
Hong Kong Dollar	4,261,416	1.70
Singapore Dollar	2,474,993	0.99
Norweigian Krone	2,351,557	0.94
Danish Krone	2,083,777	0.83
New Zealand Dollar	322,355	0.13

Total Investments	$250,429,116	100.00%

INTERNATIONAL INDEX FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$72,308,370	28.44%
Consumer Discretionary	29,191,317	11.48
Industrials	28,242,387	11.11
Materials	22,030,818	8.66
Consumer Staples	20,212,153	7.95
Energy	17,222,314	6.77
Health Care	16,703,994	6.57
Utilities	13,816,901	5.43
Information Technology	13,183,820	5.18
Telecommunication Services	13,135,754	5.16

Total Stocks	246,047,828	96.75
Repurchase Agreement	4,381,288	1.72
Cash and Other Assets, Net of Liabilities	3,901,507	1.53

Net Assets	$254,330,623	100.00%

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2007

(Unaudited)

	Shares	Value
Registered Investment Companies (99.47%)
State Farm Mutual Fund Trust Bond Fund Institutional Shares (39.28%) (a)	7,600,306	$78,815,177
State Farm Mutual Fund Trust Equity Fund Institutional Shares (60.19%) (a)	13,800,066	120,750,576

Total Registered Investment Companies
(cost $187,278,664)		199,565,753

TOTAL INVESTMENTS (99.47%)
(cost $187,278,664)		199,565,753
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.53%)		1,062,466

NET ASSETS (100.00%)		$200,628,219

(a)	The Equity and Bond Fund’s investment adviser is an affiliate of the issuer.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2007

(Unaudited)

	Principal amount	Value
Corporate Bonds (54.20%)
Aerospace/Defense (0.33%)
General Dynamics Corp.
4.250%, 05/15/2013	$1,000,000	$955,398

Agriculture, Foods, & Beverage (3.00%)
Kellogg Co.
2.875%, 06/01/2008	500,000	486,005
Sara Lee Corp.
2.750%, 06/15/2008	1,000,000	968,926
Kraft Foods Inc.
4.125%, 11/12/2009	1,000,000	974,182
WM Wrigley Jr. Co.
4.300%, 07/15/2010	1,000,000	976,340
ConAgra Inc.
7.875%, 09/15/2010	333,000	360,481
Kellogg Co.
6.600%, 04/01/2011	500,000	525,489
PepsiAmericas Inc.
5.625%, 05/31/2011	500,000	506,042
Hershey Co.
5.300%, 09/01/2011	500,000	504,467
General Mills Inc.
6.000%, 02/15/2012	500,000	517,175
Bottling Group LLC
4.625%, 11/15/2012	500,000	488,030
Coca-Cola Bottling Co.
5.300%, 04/01/2015	500,000	484,188
Hershey Co.
5.450%, 09/01/2016	500,000	501,798
General Mills Inc.
5.700%, 02/15/2017	1,000,000	1,002,846
PepsiAmericas Inc.
5.000%, 05/15/2017	500,000	477,407

		8,773,376

Automotive (1.19%)
General Motors Acceptance Corp.
6.150%, 04/05/2007	500,000	500,009
Ford Motor Credit Co.
4.950%, 01/15/2008	1,000,000	988,026
Toyota Motor Credit Corp.
2.875%, 08/01/2008	1,000,000	971,229
Ford Motor Credit Co.
5.625%, 10/01/2008	500,000	489,959
Daimler Chrysler North America
6.500%, 11/15/2013	500,000	526,584

		3,475,807

Banks (4.07%)
JPMorgan Chase & Co.
3.625%, 05/01/2008	500,000	491,747
Bank One Corp.
2.625%, 06/30/2008	1,000,000	969,717

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
Bank of America Corp.
3.250%, 08/15/2008	$1,000,000	$975,977
Bank of New York
5.050%, 03/03/2009	500,000	497,258
Wells Fargo & Co.
4.200%, 01/15/2010	1,000,000	978,350
Bank of America Corp.
4.250%, 10/01/2010	1,000,000	975,654
Wells Fargo & Co.
4.875%, 01/12/2011	500,000	497,214
Bank of New York
4.950%, 01/14/2011	1,000,000	997,421
Wachovia Corp.
5.350%, 03/15/2011	500,000	505,870
Charter One Bank FSB
5.500%, 04/26/2011	1,000,000	1,014,592
Royal Bank of Canada
5.650%, 07/20/2011	500,000	512,593
Wachovia Corp.
5.700%, 08/01/2013	500,000	513,546
US Bank NA
4.950%, 10/30/2014	500,000	488,058
Fifth Third Bank
4.750%, 02/01/2015	500,000	477,603
Suntrust Banks Inc.
5.000%, 09/01/2015	500,000	485,903
Wachovia Bank NA
5.600%, 03/15/2016	500,000	503,478
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	513,191
JP Morgan Chase
5.875%, 06/13/2016	500,000	513,627

		11,911,799

Building Materials & Construction (2.20%)
Lafarge SA
6.150%, 07/15/2011	500,000	515,671
CRH America Inc.
5.625%, 09/30/2011	500,000	505,617
Cooper Industries Ltd.
5.250%, 11/15/2012	1,000,000	998,019
Hanson Australia Funding
5.250%, 03/15/2013	500,000	490,492
Leggett & Platt Inc.
4.700%, 04/01/2013	500,000	478,802
CRH America Inc.
5.300%, 10/15/2013	1,000,000	979,337
Masco Corp.
4.800%, 06/15/2015	500,000	459,071
Hanson PLC
6.125%, 08/15/2016	1,000,000	1,025,321

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Building Materials & Construction (Cont.)
CRH America Inc.
6.000%, 09/30/2016	$500,000	$506,850
Masco Corp.
5.850%, 03/15/2017	500,000	491,853

		6,451,033

Chemicals (1.39%)
Air Products & Chemicals Inc.
4.125%, 12/01/2010	1,000,000	966,693
E.I. du Pont de Nemours and Co.
4.125%, 03/06/2013	500,000	472,154
4.875%, 04/30/2014	500,000	487,747
Praxair Inc.
5.375%, 11/01/2016	1,000,000	1,001,809
PPG Industries Inc.
7.400%, 08/15/2019	500,000	571,221
The Dow Chemical Co.
7.375%, 11/01/2029	500,000	556,479

		4,056,103

Commercial Service/Supply (1.17%)
RR Donnelley & Sons Co.
4.950%, 05/15/2010	500,000	495,818
Dun & Bradstreet Corp.
5.500%, 03/15/2011	500,000	504,048
RR Donnelley & Sons Co.
5.625%, 01/15/2012	500,000	503,793
Pitney Bowes Inc.
4.625%, 10/01/2012	500,000	488,746
RR Donnelley & Sons Co.
4.950%, 04/01/2014	1,000,000	939,642
Pitney Bowes Inc.
4.875%, 08/15/2014	500,000	482,164

		3,414,211

Computers (0.34%)
International Business Machines Corp.
4.250%, 09/15/2009	500,000	491,530
4.950%, 03/22/2011	500,000	498,399

		989,929

Consumer & Marketing (2.55%)
The Gillette Co.
2.500%, 06/01/2008	500,000	485,069
The Procter & Gamble Co.
3.500%, 12/15/2008	500,000	487,246
Clorox Co.
4.200%, 01/15/2010	500,000	488,939
Newell Rubbermaid Inc.
4.000%, 05/01/2010	500,000	484,171

	Principal amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (Cont.)
Avon Products Inc.
5.125%, 01/15/2011	$500,000	$499,095
Whirlpool Corp.
6.125%, 06/15/2011	1,000,000	1,023,044
Reed Elsevier Capital
4.625%, 06/15/2012	500,000	483,021
Avery Dennison Corp.
4.875%, 01/15/2013	500,000	489,498
The Procter & Gamble Co.
4.950%, 08/15/2014	1,000,000	983,036
Clorox Co.
5.000%, 01/15/2015	500,000	484,617
Black & Decker Corp.
5.750%, 11/15/2016	500,000	501,429
Kimberly-Clark Corp.
6.250%, 07/15/2018	1,000,000	1,053,714

		7,462,879

Electronic/Electrical Mfg. (0.96%)
Raytheon Co.
6.550%, 03/15/2010	500,000	521,825
Emerson Electric Co.
7.125%, 08/15/2010	315,000	335,285
General Electric Co.
5.000%, 02/01/2013	500,000	496,213
Emerson Electric Co.
4.500%, 05/01/2013	500,000	483,582
4.750%, 10/15/2015	1,000,000	960,638

		2,797,543

Financial Services (4.57%)
Caterpillar Financial Services Corp.
2.700%, 07/15/2008	500,000	484,570
4.500%, 06/15/2009	500,000	494,135
Household Finance Corp.
4.125%, 11/16/2009	1,000,000	976,266
Citigroup Inc.
4.125%, 02/22/2010	1,000,000	978,455
SLM Corp.
4.500%, 07/26/2010	1,000,000	980,008
John Deere Capital Corp.
4.875%, 10/15/2010	1,000,000	992,334
General Electric Capital Corp.
4.875%, 10/21/2010	1,000,000	994,752
American Express Credit
5.000%, 12/02/2010	1,000,000	999,683
Household Finance Corp.
5.250%, 01/14/2011	500,000	499,819
SLM Corp.
5.450%, 04/25/2011	500,000	506,038
John Deere Capital Corp.
5.650%, 07/25/2011	500,000	509,716

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
American Express Co.
5.250%, 09/12/2011	$500,000	$503,233
Western Union Co.
5.400%, 11/17/2011	500,000	500,776
HSBC Finance Corp.
5.250%, 01/15/2014	500,000	495,690
JP Morgan Chase & Co.
5.375%, 01/15/2014	500,000	502,428
Citigroup Inc.
5.125%, 05/05/2014	500,000	494,630
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	486,181
Verizon Global Funding Corp.
4.900%, 09/15/2015	500,000	479,288
Citigroup Inc.
5.300%, 01/07/2016	500,000	496,023
Western Union Co.
5.930%, 10/01/2016	500,000	501,075
General Electric Capital Corp.
5.400%, 02/15/2017	500,000	500,428

		13,375,528

Forest Products & Paper (0.55%)
MeadWestvaco Corp.
6.850%, 04/01/2012	500,000	524,895
International Paper Co.
5.250%, 04/01/2016	500,000	473,895
Willamette Industries Inc.
9.000%, 10/01/2021	500,000	599,327

		1,598,117

Health Care (6.37%)
Bristol-Myers Squibb Co.
4.000%, 08/15/2008	1,000,000	984,786
Abbott Laboratories
3.500%, 02/17/2009	500,000	486,356
Hillenbrand Industries
4.500%, 06/15/2009	1,000,000	985,104
Amgen Inc.
4.000%, 11/18/2009	500,000	487,566
Genentech Inc.
4.400%, 07/15/2010	1,000,000	981,097
Medtronic Inc.
4.375%, 09/15/2010	500,000	490,358
Abbott Laboratories
5.600%, 05/15/2011	750,000	764,827
Merck & Co. Inc.
4.375%, 02/15/2013	500,000	479,466
Wyeth
5.500%, 03/15/2013	500,000	504,267
Becton Dickinson & Co.
4.550%, 04/15/2013	500,000	482,280

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Johnson & Johnson
3.800%, 05/15/2013	$1,000,000	$945,096
Schering-Plough Corp.
5.550%, 12/01/2013	1,000,000	1,018,846
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	968,769
GlaxoSmithKline
4.375%, 04/15/2014	1,000,000	950,661
AstraZeneca PLC SP
5.400%, 06/01/2014	1,000,000	1,006,408
Boston Scientific Corp.
5.450%, 06/15/2014	1,000,000	961,334
Amgen Inc.
4.850%, 11/18/2014	500,000	484,126
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	480,461
Baxter International Inc.
4.625%, 03/15/2015	1,000,000	949,933
Medtronic Inc.
4.750%, 09/15/2015	500,000	479,154
Abbott Laboratories
5.875%, 05/15/2016	750,000	775,873
Baxter International Inc.
5.900%, 09/01/2016	500,000	515,990
Eli Lilly & Co.
5.200%, 03/15/2017	2,000,000	1,966,436
Wyeth
5.450%, 04/01/2017	500,000	497,328

		18,646,522

Machinery & Manufacturing (4.50%)
3M Co.
5.125%, 11/06/2009	2,000,000	2,013,452
United Technologies Corp.
4.375%, 05/01/2010	500,000	491,078
Deere & Co.
7.850%, 05/15/2010	500,000	537,856
Johnson Controls Inc.
5.250%, 01/15/2011	1,000,000	1,001,411
Bemis Co. Inc.
4.875%, 04/01/2012	500,000	489,927
Goodrich Corp.
7.625%, 12/15/2012	500,000	556,208
Parker Hannifin Corp.
4.875%, 02/15/2013	500,000	492,780
ConocoPhillips Australia Funding Co.
5.500%, 04/15/2013	500,000	509,152
Johnson Controls Inc.
4.875%, 09/15/2013	750,000	726,089
United Technologies Corp.
4.875%, 05/01/2015	1,000,000	968,560

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	$1,000,000	$948,245
Thermo Electron Corp.
5.000%, 06/01/2015	500,000	469,609
Dover Corp.
4.875%, 10/15/2015	1,000,000	961,167
Honeywell International Inc.
5.400%, 03/15/2016	1,000,000	1,002,780
Caterpillar Inc.
5.700%, 08/15/2016	500,000	510,138
Eaton Corp.
5.300%, 03/15/2017	1,000,000	984,803
Honeywell International Inc.
5.300%, 03/15/2017	500,000	494,282

		13,157,537

Media & Broadcasting (1.87%)
Knight-Ridder Inc.
9.875%, 04/15/2009	500,000	541,808
New York Times Co.
4.500%, 03/15/2010	500,000	489,460
Gannett Co.
5.750%, 06/01/2011	1,000,000	1,017,635
The Walt Disney Co.
5.700%, 07/15/2011	1,000,000	1,023,111
Knight-Ridder Inc.
4.625%, 11/01/2014	1,000,000	895,838
New York Times Co.
5.000%, 03/15/2015	500,000	476,950
The Walt Disney Co.
5.625%, 09/15/2016	1,000,000	1,021,640

		5,466,442

Mining & Metals (2.09%)
Rio Tinto Finance USA Ltd.
2.625%, 09/30/2008	1,000,000	963,972
BHP Billiton Finance
5.000%, 12/15/2010	500,000	497,869
5.125%, 03/29/2012	500,000	498,586
4.800%, 04/15/2013	500,000	486,751
Barrick Gold Finance Inc.
4.875%, 11/15/2014	1,000,000	958,369
Alcan Inc.
5.000%, 06/01/2015	1,000,000	959,164
Alcoa Inc.
5.550%, 02/01/2017	500,000	496,589
BHP Billiton Finance
5.400%, 03/29/2017	500,000	496,195
Alcoa Inc. (a)
5.870%, 02/23/2022	750,000	744,803

		6,102,298

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (2.77%)
ChevronTexaco Capital Co.
3.500%, 09/17/2007	$500,000	$496,287
BP Capital Markets PLC
4.875%, 03/15/2010	1,000,000	1,000,336
Phillips Petroleum Co.
8.750%, 05/25/2010	500,000	554,982
Shell International Finance
5.625%, 06/27/2011	1,500,000	1,538,152
Marathon Oil Corp.
6.125%, 03/15/2012	500,000	517,947
ConocoPhillips Canada
5.300%, 04/15/2012	500,000	504,599
National Fuel Gas Co.
5.250%, 03/01/2013	500,000	495,554
Anadarko Petroleum Corp.
5.950%, 09/15/2016	1,000,000	1,002,106
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	508,284
Apache Corp.
5.625%, 01/15/2017	500,000	505,777
Shell International Finance
5.200%, 03/22/2017	500,000	496,157
Canadian National Resources
5.700%, 05/15/2017	500,000	497,689

		8,117,870

Retailers (4.55%)
Safeway Inc.
4.125%, 11/01/2008	1,000,000	983,464
May Department Stores Co.
4.800%, 07/15/2009	1,000,000	990,022
CVS Corp.
4.000%, 09/15/2009	1,000,000	973,114
Home Depot Inc.
3.750%, 09/15/2009	1,000,000	968,998
Wal-Mart Stores Inc.
4.125%, 07/01/2010	1,000,000	973,137
Home Depot Inc.
4.625%, 08/15/2010	500,000	491,839
Safeway Inc.
4.950%, 08/16/2010	500,000	494,071
Albertson's Inc.
7.500%, 02/15/2011	500,000	526,543
Home Depot Inc.
5.200%, 03/01/2011	500,000	499,479
CVS Corp.
5.750%, 08/15/2011	500,000	509,211
Costco Wholesale Corp.
5.300%, 03/15/2012	1,000,000	1,007,231
Wal-Mart Stores Inc.
4.550%, 05/01/2013	1,000,000	966,203

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
McDonald's Corp.
4.125%, 06/01/2013	$1,000,000	$939,604
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	969,303
Target Corp.
5.875%, 07/15/2016	1,000,000	1,029,072
Lowe's Companies Inc.
5.400%, 10/15/2016	500,000	496,484
McDonald's Corp.
5.300%, 03/15/2017	500,000	493,152

		13,310,927

Telecom & Telecom Equipment (2.44%)
GTE North Inc.
5.650%, 11/15/2008	500,000	502,273
Vodafone Group PLC
7.750%, 02/15/2010	500,000	533,693
Deutsche Telekom International Finance
8.000%, 06/15/2010	500,000	542,008
Verizon Communications
5.350%, 02/15/2011	1,000,000	1,005,852
Cisco Systems Inc.
5.250%, 02/22/2011	1,000,000	1,004,885
Vodafone Group PLC
5.500%, 06/15/2011	500,000	505,381
Telstra Corp. Ltd.
6.375%, 04/01/2012	500,000	523,547
Alltel Corp.
7.000%, 07/01/2012	500,000	525,828
BellSouth Corp.
5.200%, 09/15/2014	1,000,000	983,032
SBC Communications Inc.
5.625%, 06/15/2016	1,000,000	1,003,111

		7,129,610

Utilities & Energy (7.29%)
Alabama Power Co.
7.125%, 10/01/2007	300,000	302,520
3.125%, 05/01/2008	500,000	489,184
Pacificorp
4.300%, 09/15/2008	1,000,000	987,745
Duke Energy Corp.
4.500%, 04/01/2010	500,000	492,668
Progress Energy Florida
4.500%, 06/01/2010	500,000	490,835
Commonwealth Edison
4.740%, 08/15/2010	500,000	481,192
Puget Sound Energy Inc.
7.690%, 02/01/2011	500,000	541,184
Reliant Energy
7.750%, 02/15/2011	500,000	540,635

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Appalachian Power Co.
5.550%, 04/01/2011	$500,000	$504,638
Commonwealth Edison
5.400%, 12/15/2011	500,000	488,048
Oncor Electric Delivery
6.375%, 05/01/2012	500,000	520,935
Tampa Electric Co.
6.875%, 06/15/2012	500,000	536,277
Northern States Power Co.
8.000%, 08/28/2012	500,000	565,477
Southern California Gas
4.800%, 10/01/2012	500,000	490,572
Georgia Power
5.125%, 11/15/2012	200,000	199,372
MidAmerican Energy Co.
5.125%, 01/15/2013	1,000,000	990,322
Florida Power Corp.
4.800%, 03/01/2013	500,000	487,436
Peoples Gas Lt.
4.625%, 05/01/2013	500,000	482,421
Wisconsin Electric Power
4.500%, 05/15/2013	1,000,000	956,117
Vectren Utility Holdings
5.250%, 08/01/2013	500,000	485,569
PSI Energy
5.000%, 09/15/2013	1,000,000	973,134
NSTAR Electric Co.
4.875%, 04/15/2014	1,000,000	972,450
Union Electric Co.
5.500%, 05/15/2014	500,000	489,900
Atmos Energy Corp.
4.950%, 10/15/2014	1,000,000	949,878
Union Electric Co.
4.750%, 04/01/2015	500,000	463,776
Commonwealth Edison
4.700%, 04/15/2015	500,000	457,551
Southwestern Electric Power
5.375%, 04/15/2015	500,000	494,381
San Diego Gas & Electric
5.300%, 11/15/2015	500,000	498,261
Consolidated Edison Co. NY
5.375%, 12/15/2015	1,000,000	1,001,636
Virginia Electric & Power
5.400%, 01/15/2016	500,000	494,797
Ohio Power Co.
6.000%, 06/01/2016	500,000	518,483
Commonwealth Edison
5.950%, 08/15/2016	500,000	489,443
Baltimore Gas & Electric Co. (a)
5.900%, 10/01/2016	500,000	507,249
Consolidated Edison Co. NY
5.300%, 12/01/2016	500,000	496,237

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Equitable Resources Inc.
5.150%, 03/01/2018	$500,000	$473,584
Southern California Gas
5.450%, 04/15/2018	500,000	497,943
San Diego Gas & Electric
6.000%, 06/01/2026	500,000	513,123

		21,324,973

Total Corporate Bonds
(cost $159,397,330)		158,517,902

Taxable Municipal Bonds (0.66%)
New Jersey State Turnpike Authority Transportation
2.840%, 01/01/2008	1,000,000	984,630
Illinois State
3.850%, 06/01/2013	1,000,000	935,090

Total Taxable Municipal Bonds
(cost $1,998,680)		1,919,720

Foreign Government Bonds (0.17%)
Province of Ontario
5.500%, 10/01/2008	500,000	503,263

Total Foreign Government Bonds
(cost $491,139)		503,263

Government Agency Securities (31.28%) (b)
Agency Notes & Bonds (7.00%)
Federal Home Loan Mortgage Corp.
6.625%, 09/15/2009	1,000,000	1,040,501
4.500%, 07/15/2013	1,500,000	1,467,633
5.200%, 03/05/2019	2,000,000	1,960,966
5.300%, 05/12/2020	3,000,000	2,918,535
Federal National Mortgage Association
6.625%, 10/15/2007	500,000	503,564
3.250%, 01/15/2008	3,000,000	2,956,860
3.250%, 08/15/2008	1,500,000	1,466,700
6.625%, 11/15/2010	1,000,000	1,059,300
4.375%, 09/15/2012	1,500,000	1,465,908
5.550%, 02/16/2017	5,000,000	5,018,990
7.125%, 01/15/2030	500,000	620,759

		20,479,716

Mortgage-Backed Securities (24.28%)
Federal Home Loan Mortgage Corp.
5.000%, 07/01/2018	631,781	624,658
5.000%, 09/01/2018	563,059	556,867
5.000%, 09/01/2018	525,541	519,616

	Principal amount	Value
Government Agency Securities (Cont.)
Mortgage-Backed Securities (Cont.)
5.500%, 11/01/2018	$478,386	$480,444
4.500%, 11/01/2018	1,199,042	1,164,020
5.000%, 01/01/2019	561,272	554,376
5.000%, 04/01/2019	592,246	584,970
4.500%, 05/01/2019	654,611	634,572
4.000%, 05/01/2019	746,025	705,011
5.500%, 06/01/2019	892,907	895,846
5.000%, 01/01/2020	710,451	701,723
5.500%, 04/01/2020	733,413	735,217
5.500%, 07/01/2020	1,486,577	1,491,469
6.000%, 07/01/2021	1,812,059	1,842,217
6.000%, 11/01/2028	80,410	81,675
6.500%, 06/01/2029	126,441	130,346
7.500%, 12/01/2030	6,564	6,866
7.000%, 07/01/2031	12,801	13,298
6.500%, 09/01/2031	23,523	24,220
6.000%, 11/01/2032	335,983	340,432
6.000%, 12/01/2032	165,621	167,814
5.500%, 05/01/2033	2,000,986	1,984,676
5.500%, 07/01/2033	1,438,517	1,426,792
5.000%, 08/01/2033	1,369,455	1,326,977
5.500%, 03/01/2034	633,376	627,783
5.000%, 04/01/2034	1,189,937	1,152,184
6.000%, 07/01/2034	1,691,783	1,709,849
5.000%, 05/01/2035	1,650,543	1,596,776
5.500%, 05/01/2035	1,730,084	1,713,702
4.500%, 08/01/2035	914,337	859,871
5.000%, 10/01/2035	1,455,172	1,407,770
6.500%, 08/01/2036	1,784,843	1,820,203
Federal National Mortgage Association
6.000%, 09/01/2013	238,081	242,542
5.500%, 12/01/2016	126,476	127,209
5.500%, 01/01/2017	62,013	62,372
5.500%, 01/01/2017	505,561	508,488
6.500%, 01/01/2017	52,155	53,460
5.500%, 02/01/2017	487,607	490,430
5.000%, 03/01/2017	525,402	519,758
6.000%, 04/01/2017	79,855	81,278
5.500%, 01/01/2018	307,138	308,650
5.000%, 02/01/2018	652,148	645,142
5.000%, 05/01/2018	479,538	474,318
5.000%, 05/01/2018	949,444	938,831
5.000%, 05/01/2018	957,251	946,551
4.500%, 05/01/2018	1,174,050	1,139,732
4.500%, 05/01/2018	1,141,814	1,108,439
4.500%, 03/01/2019	672,717	652,917
5.500%, 10/01/2019	1,297,761	1,302,688
5.000%, 11/01/2019	1,309,453	1,293,335
4.500%, 12/01/2019	735,480	712,996
5.000%, 06/01/2020	1,173,970	1,158,158
4.500%, 09/01/2020	1,270,665	1,230,362

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Mortgage-Backed Securities (Cont.)
5.500%, 05/01/2021	$905,992	$908,294
7.500%, 09/01/2029	67,619	70,880
8.000%, 03/01/2030	12,513	13,217
6.500%, 05/01/2030	108,296	111,672
6.500%, 08/01/2031	29,484	30,369
7.000%, 08/01/2031	8,062	8,402
6.500%, 10/01/2031	72,340	74,512
6.000%, 11/01/2031	73,819	74,819
7.000%, 01/01/2032	83,169	86,676
6.000%, 03/01/2032	88,941	90,146
6.500%, 03/01/2032	42,875	44,162
6.500%, 04/01/2032	260,711	268,042
7.000%, 04/01/2032	79,721	83,076
6.500%, 05/01/2032	675,865	699,163
6.000%, 05/01/2032	74,581	75,519
6.500%, 06/01/2032	86,030	88,450
7.000%, 06/01/2032	142,418	148,410
7.000%, 06/01/2032	118,825	123,825
6.500%, 07/01/2032	220,480	226,680
6.000%, 08/01/2032	370,257	374,913
6.500%, 10/01/2032	455,275	468,077
5.500%, 10/01/2032	1,268,033	1,257,803
6.000%, 11/01/2032	402,759	407,824
6.000%, 01/01/2033	255,273	258,484
5.500%, 03/01/2033	423,655	420,184
5.500%, 03/01/2033	979,183	971,160
6.000%, 04/01/2033	613,836	621,166
5.000%, 05/01/2033	632,068	612,285
5.000%, 05/01/2033	817,783	792,188
5.000%, 08/01/2033	1,267,237	1,227,574
5.500%, 10/01/2033	910,873	903,409
5.000%, 03/01/2034	2,002,910	1,940,221
5.500%, 05/01/2034	1,280,923	1,269,685
6.000%, 07/01/2034	759,467	767,122
5.500%, 12/01/2034	1,766,938	1,751,435
5.500%, 04/01/2035	1,538,212	1,523,693
5.500%, 07/01/2035	2,041,489	2,022,219
5.000%, 10/01/2035	1,344,900	1,300,690
5.000%, 11/01/2035	921,131	890,851
6.000%, 08/01/2036	2,711,899	2,732,057
Government National Mortgage Association
6.000%, 05/15/2017	225,353	229,361
6.500%, 06/15/2028	124,170	127,875
6.000%, 11/15/2028	146,060	148,537
6.500%, 03/15/2029	144,961	149,277
7.000%, 06/15/2029	114,778	120,079
7.500%, 08/20/2030	31,080	32,328
6.500%, 11/15/2031	13,060	13,437
6.000%, 01/15/2032	83,111	84,404
5.500%, 10/15/2033	908,697	904,908

	Shares or Principal amount	Value
Government Agency Securities (Cont.)
Mortgage-Backed Securities (Cont.)
5.000%, 11/20/2033	$1,179,624	$1,145,300
6.000%, 12/20/2033	412,395	418,172

		70,992,928

Total Government Agency Securities
(cost $92,631,782)		91,472,644

U.S. Treasury Obligations (11.87%)
U.S. Treasury Bonds
7.250%, 05/15/2016	3,000,000	3,569,415
7.500%, 11/15/2016	1,500,000	1,822,909
8.125%, 08/15/2019	750,000	979,454
6.250%, 08/15/2023	3,000,000	3,444,141
6.875%, 08/15/2025	1,000,000	1,233,281
U.S. Treasury Notes
4.375%, 05/15/2007	3,000,000	2,997,306
6.125%, 08/15/2007	1,750,000	1,756,835
5.625%, 05/15/2008	3,000,000	3,024,492
6.000%, 08/15/2009	4,600,000	4,743,571
6.500%, 02/15/2010	2,000,000	2,103,516
5.000%, 08/15/2011	2,000,000	2,038,750
4.375%, 08/15/2012	4,000,000	3,974,844
4.750%, 05/15/2014	3,000,000	3,027,069

Total U.S. Treasury Obligations
(cost $34,782,512)		34,715,583

Short-term Investments (1.11%)
JPMorgan Prime Money Market Fund	3,237,402	3,237,402

Total Short-term Investments
(cost $3,237,402)		3,237,402

TOTAL INVESTMENTS (99.29%)
(cost $292,538,845)		290,366,514
OTHER ASSETS, NET OF LIABILITIES (0.71%)		2,077,675

NET ASSETS (100.00%)		$292,444,189

(a)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the value of these securities amounted to $1,252,052 or 0.43% of the net assets.

(b)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody's or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (94.85%) (b)
Alabama (1.03%)
City of Trussville, Alabama, General Obligation Warrants, Series 2006-A	5.000%	10/01/2022	Aaa	$1,000,000	$1,061,780

Arizona (0.98%)
Tempe Elementary School District No. 3 of Maricopa County, Arizona, School Improvement Bonds, Project of 2005, Series B (2007) (e)	4.500%	07/01/2021	Aaa	1,000,000	1,015,490

California (9.02%)
Department of Water and Power of the City of Los Angeles, California, Power System Revenue Bonds, 2001 Series A, Subseries A-1	5.250%	07/01/2015	Aa3	1,500,000	1,592,835
State of California, Economic Recovery Bonds, Series A	5.000%	07/01/2017	Aa3	900,000	943,326
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2017	Aaa	1,395,000	1,499,513
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2018	Aaa	1,500,000	1,612,380
State of California, General Obligation Bonds	5.250%	02/01/2019	A1	2,200,000	2,348,588
State of California, Various Purpose General Obligation Bonds (Prerefunded to 02-01-2012 @ 100) (c)	5.000%	02/01/2019	A1	650,000	678,522
State of California, Various Purpose General Obligation Bonds	5.000%	11/01/2022	A1	600,000	629,418

					9,304,582

Colorado (2.09%)
Arapahoe County Water & Wastewater Public Improvement District (In Arapahoe
County, Colorado) General Obligation Project Bonds, Series 2002A	5.750%	12/01/2018	Aaa	1,320,000	1,453,399
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2022	Aaa	675,000	705,544

					2,158,943

Connecticut (1.40%)
Town of New Canaan, Connecticut	4.500%	04/01/2020	Aaa	800,000	810,720
Town of Clinton, Connecticut, General Obligation Bonds (Prerefunded to 01-15-2012 @ 100) (c)	5.000%	01/15/2021	Aaa	600,000	635,208

					1,445,928

Delaware (1.68%)
The Delaware River and Bay Authority, Revenue Bonds, Refunding Series 2005	5.000%	01/01/2021	Aaa	1,625,000	1,731,064

Georgia (3.11%)
Dekalb County, Georgia, Water & Sewage Revenue Bonds, Series 2000 (Prerefunded to 10-01-2010 @ 101) (c)	5.500%	10/01/2014	Aa2	2,000,000	2,139,940
Upper Oconee Basin Water Authority, Georgia, Revenue Refunding Bonds, Series 2005	5.000%	07/01/2023	Aaa	1,000,000	1,067,390

					3,207,330

Idaho (1.54%)
Joint School District Number 2 (Meridian) Ada and Canyon Counties, Idaho General Obligation School Bonds, Series 2002	5.125%	07/30/2019	AA-	500,000	533,360
Nampa School District Number 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003	4.875%	08/15/2020	A	1,000,000	1,052,710

					1,586,070

Illinois (1.03%)
State of Illinois, General Obligation Bonds, First Series of December 2000	5.750%	12/01/2017	Aaa	1,000,000	1,066,660

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody's or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Indiana (1.44%)
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	01/10/2020	Aaa	$1,410,000	$1,484,998

Iowa (0.50%)
Des Moines, Iowa Urban Renewal Series D	5.000%	06/01/2022	Aa2	500,000	516,170

Kansas (5.53%)
State of Kansas, Department of Transportation, Highway Revenue Bonds, Series 2000A (Prerefunded to 09-01-2010 @ 100) (c)	5.750%	09/01/2013	Aa2	300,000	320,304
Johnson County, Kansas, Unified School District Number 229, Series A (Prerefunded to 10-01-2008 @ 100) (c)	5.500%	10/01/2016	AA	2,000,000	2,055,580
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 1999	4.000%	10/01/2017	Aaa	750,000	750,750
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2019	Aaa	730,000	774,895
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds, Series 2001	4.800%	11/01/2020	Aaa	1,000,000	1,034,380
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2020	Aaa	235,000	248,889
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2021	Aaa	245,000	259,038
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2022	Aaa	250,000	263,875

					5,707,711

Maryland (2.33%)
Baltimore County Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	1,250,000	1,334,000
Washington Suburban Sanitary District, Maryland	5.000%	06/01/2023	Aaa	1,000,000	1,069,690

					2,403,690

Massachusetts (2.11%)
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2002, Series E (Prerefunded to 01-01-2013 @ 100) (c)	5.500%	01/01/2015	Aa2	1,000,000	1,089,580
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (c)	5.250%	08/01/2020	Aa2	1,000,000	1,083,710

					2,173,290

Michigan (4.63%)
Forest Hills Public Schools, County of Kent, State of Michigan, 2000 School Building and Site Bonds (General Obligation - Unlimited Tax) (Prerefunded to 05-01-2010 @ 100) (c)	5.250%	05/01/2019	Aa2	2,575,000	2,692,214
State of Michigan, General Obligation Bonds, Environmental Protection Program, Series 2000 (Prerefunded to 11-01-2010 @ 100) (c)	5.250%	11/01/2020	Aa2	1,985,000	2,090,483

					4,782,697

Minnesota (3.65%)
Independent School District Number 181 (Brainerd), Minnesota, General Obligation School Building Bonds, Series 2002A	5.375%	02/01/2019	Aaa	2,500,000	2,688,075

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody's or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Minnesota (Cont.)
Independent School District Number 622, North St. Paul-Maplewood-Oakdale, Minnesota, General Obligation Refunding Bonds, Series 2006B	5.000%	08/01/2022	Aaa	$1,000,000	$1,077,160

					3,765,235

Mississippi (2.47%)
State of Mississippi, General Obligation Bonds, Capital Improvements Issue, Series 2000 (Prerefunded to 11-01-2010 @ 100) (c)	5.500%	11/01/2015	AA	2,400,000	2,548,296

Missouri (5.01%)
The School District of North Kansas City, Missouri, General Obligation School Building Bonds (Missouri Direct Deposit Program) Series 2002 (Prerefunded to 03-01-2012 @ 100) (c)	5.000%	03/01/2016	AA+	1,250,000	1,325,163
Missouri State Improvement and Energy Water Pollution Revenue, Series 2000B	5.625%	07/01/2016	Aaa	1,155,000	1,227,199
Missouri Highways and Transportation Commission, State Road Bonds, Series A 2000 (Prerefunded to 02-01-2011 @ 100) (c)	5.000%	02/01/2017	Aaa	2,500,000	2,621,175

					5,173,537

Montana (0.32%)
State of Montana, General Obligation Bonds, (Drinking Water State Revolving Fund Program), Series 2005F	4.750%	07/15/2018	AA-	315,000	331,950

Nebraska (1.64%)
City of Lincoln, Nebraska, Lincoln Electric System Revenue and Refunding Bonds, Series 2002	5.000%	09/01/2015	Aa2	1,595,000	1,689,328
New Hampshire (3.15%)
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003	5.000%	12/01/2021	Aaa	1,510,000	1,592,008
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003	5.000%	12/01/2023	Aaa	1,580,000	1,661,102

					3,253,110

New Jersey (1.55%)
Passaic Valley Sewer Commissioners, State of New Jersey, Sewer System Bonds, Series F	5.000%	12/01/2018	Aaa	1,500,000	1,594,950
New York (2.37%)
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D	5.000%	06/15/2016	Aa2	1,300,000	1,374,126
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2021	Aaa	1,000,000	1,069,170

					2,443,296

North Carolina (2.05%)
City of Winston-Salem, North Carolina, Water and Sewer System Revenue and Revenue Refunding Bonds, Series 2001 (Prerefunded to 6-01-2011 @ 101) (c)	5.000%	06/01/2018	Aa2	1,000,000	1,061,000
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2002B	5.000%	07/01/2021	Aaa	1,000,000	1,055,030

					2,116,030

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody's or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Ohio (5.49%)
City of Columbus, Ohio, General Obligation Bonds, Various Purpose Unlimited Tax Bonds, Series 2000-1 (Prerefunded to 11-15-2010 @ 101) (c)	5.500%	11/15/2014	Aaa	$2,100,000	$2,250,969
City of Cleveland, Ohio, Waterworks Refunding Revenue Bonds, Series J, 2001	5.375%	01/01/2016	Aaa	1,000,000	1,069,930
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2003 (Prerefunded to 06-01-2011 @ 100) (c)	5.000%	12/01/2020	Aa2	1,270,000	1,335,532
Board of Education Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2022	Aaa	1,000,000	1,005,040

					5,661,471

Oregon (5.38%)
Newberg School District Number 29J, Yamhill, Clackamas and Washington Counties, Oregon, General Obligation Bonds, Series 2002 (Prerefunded to 06-15-2012 @ 100) (c)	5.250%	06/15/2015	Aaa	1,000,000	1,075,070
Eagle Point School District Number 9, Jackson County, Oregon, General Obligation Bonds, Series 2000 (Prerefunded 6-15-2011 @ 100) (c)	5.625%	06/15/2017	Aa3	1,500,000	1,615,440
Reynolds School District Number 7, Multnomah County, Oregon, General Obligation Bonds, Series 2000 (Prerefunded to 6-15-2011 @ 100) (c)	5.000%	06/15/2018	Aa3	2,000,000	2,105,680
Emerald People's Utility District, Lane County, Oregon	5.250%	11/01/2021	Aaa	705,000	759,285

					5,555,475

Pennsylvania (0.98%)
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds, Series of 2006	4.375%	11/15/2022	Aaa	1,000,000	1,007,380
Rhode Island (1.01%)
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2004 A (Pooled Loan Issue)	4.750%	10/01/2022	Aaa	1,000,000	1,041,560
Tennessee (5.03%)
Tennessee State School Bonds Authority, Higher Educational Facilities Second Program Bonds, Series A (Prerefunded 5-01-2010 @ 100) (c)	5.400%	05/01/2013	Aa3	2,440,000	2,565,245
Williamson County, Tennessee, General Obligation Public Improvement Bonds, Series 2000 (ULT) (Prerefunded to 3-01-2010 @ 100) (c)	5.400%	03/01/2020	Aa1	2,500,000	2,620,300

					5,185,545

Texas (8.92%)
City of Dallas, Texas, (Dallas, Denton, Collin and Rockwall Counties), Waterworks and Sewer System Revenue Refunding Bonds, Series 2000 (Prerefunded 10-01-2010 @ 100) (c)	5.500%	10/01/2013	Aa2	2,400,000	2,544,312
City of San Antonio, Texas, Electric and Gas Systems Revenue Bonds, New Series 2000A (Prerefunded to 2-01-2010 @ 100) (c)	5.750%	02/01/2015	Aa1	2,300,000	2,427,144
Plano Independent School District, (Collin County, Texas), School Building Unlimited Tax Bonds, Series 2000 (Prerefunded to 8-15-2010 @ 100) (c)	5.125%	02/15/2016	Aaa	1,500,000	1,569,375
Fort Bend Independent School District, (Fort Bend County, Texas), Unlimited Tax School Building Bonds, Series 2000	5.250%	08/15/2017	Aaa	2,550,000	2,662,327

					9,203,158

Utah (1.17%)
West Jordan Utah, General Obligation Bonds (Prerefunded to 04-01-2014 @ 100) (c)	5.250%	04/01/2022	Aaa	680,000	743,968

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody's or S&P) (a)	Shares or principal amount	Value
Long-term Municipal Bonds (Cont.)
Utah (Cont.)
Payson City, Utah, Water Revenue and Refunding Bonds, Series 2005	5.000%	10/15/2022	Aaa	$440,000	$467,478

					1,211,446

Virginia (3.67%)
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 1999A (Prerefunded 08-01-2009 @ 101) (c)	5.000%	08/01/2016	Aaa	1,000,000	1,040,110
Fairfax County Water Authority, Water Refunding Revenue Bonds, Series 1997	5.000%	04/01/2021	Aaa	1,000,000	1,102,150
City of Salem, Virginia, General Obligation Public Improvement Refunding Bonds Series 2007A	4.500%	01/01/2023	Aa3	630,000	635,928
Fairfax County, Virginia, Public Improvement Bonds, Series 2007 A	4.375%	04/01/2023	Aaa	1,000,000	1,007,720

					3,785,908

Wisconsin (2.57%)
State of Wisconsin, General Obligation Bonds of 2000, Series D (Prerefunded to 05-01-2011 @ 100) (c)	5.300%	05/01/2018	Aa3	2,500,000	2,647,025

Total Long-term Municipal Bonds
(cost $ 94,351,384)					97,861,103

Short-term Municipal Bonds (2.91%)
Kansas (2.91%)
State of Kansas, Department of Transportation, Adjustable Tender Highway Revenue Refunding Bonds, Series 2002B-3 (d)	3.650%	09/01/2019	A1	3,000,000	3,000,000

Total Short-term Municipal Bonds
(cost $ 2,999,857)					3,000,000

Short-term Investments (1.47%)
JPMorgan Tax Free Money Market Fund				1,519,066	1,519,066

Total Short-term Investments
(cost $ 1,519,066)					1,519,066

TOTAL INVESTMENTS (99.23%)
(cost $ 98,870,307)					102,380,169
OTHER ASSETS, NET OF LIABILITIES (0.77%)					793,214

NET ASSETS (100.00%)					$103,173,383

(a)	Ratings are not audited and represent the lower of Moody’s or S&P ratings.

(b)	Long-term Municipal Bonds consisted of 45.86% Advanced Refund Bonds, 29.81% General Obligation Bonds, and 24.33% Municipal Revenue Bonds.

(c)	Advanced Refund Bonds are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities to ensure the timely payment of principal and interest.

(d)	Variable Rate Demand Note. Rate resets weekly. Rate shown reflects the rate in effect at the end of the period.

(e)	Security purchased on a “when-issued” basis.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

March 31, 2007

(Unaudited)

	Principal amount	Value
Short-term Investments (99.98%)
Agriculture, Foods, & Beverage (0.76%)
Coca-Cola Co. (a)
5.170%, 05/30/2007	$1,000,000	$991,383

Automotive (18.78%)
Toyota Motor Credit Corp.
5.210%, 04/19/2007	6,121,000	6,104,169
American Honda Finance Corp.
5.220%, 04/26/2007	6,147,000	6,123,826
New Center Asset Trust
5.230%, 05/04/2007	6,064,000	6,034,047
FCAR Owner Trust Series I
5.240% to 5.250%, 05/14/2007	6,355,000	6,314,250

		24,576,292

Financial Services (23.87%)
Caterpillar Financial Services Corp.
5.190%, 04/02/2007	2,500,000	2,499,279
HSBC Finance Corp.
5.200%, 04/06/2007	6,155,000	6,149,666
Chevron Funding Corp.
5.210%, 04/13/2007	6,300,000	6,288,147
Caterpillar Financial Services Corp.
5.200%, 04/16/2007	2,000,000	1,995,378
Citigroup Funding
5.230%, 04/24/2007	6,393,000	6,370,710
General Electric Capital Corp.
5.220%, 04/30/2007	6,160,000	6,133,204
Caterpillar Financial Services Corp.
5.200%, 05/10/2007	1,800,000	1,789,600

		31,225,984

Government Agency Securities (46.15%) (b)
Federal Home Loan Mortgage Corp.
5.140%, 04/09/2007	3,425,000	3,420,599
5.135%, 04/16/2007	3,500,000	3,492,012
5.120%, 05/29/2007	5,000,000	4,958,044
5.150%, 05/31/2007	2,500,000	2,478,205
5.140%, 06/04/2007	1,900,000	1,882,367
5.130%, 06/18/2007	6,000,000	5,932,455
5.140%, 06/25/2007	3,000,000	2,963,163
Federal National Mortgage Association
5.141%, 04/04/2007	5,000,000	4,997,144
5.133%, 04/11/2007	5,000,000	4,992,158
5.140%, 04/25/2007	4,000,000	3,985,722
5.130%, 05/09/2007	5,000,000	4,972,213
5.156%, 05/16/2007	3,083,000	3,062,689
5.140%, 05/23/2007	1,885,000	1,870,736
5.121%, 05/25/2007	4,000,000	3,968,705
5.134%, 06/20/2007	3,500,000	3,459,570
5.141%, 06/27/2007	4,000,000	3,949,732

		60,385,514

	Shares or Principal amount	Value
Short-term Investments (Cont.)
Health Care (6.28%)
Abbott Laboratories (a)
5.180%, 04/02/2007	$4,100,000	$4,098,820
5.220%, 04/03/2007	1,150,000	1,149,500
Johnson & Johnson (a)
5.150%, 06/22/2007	3,000,000	2,964,379

		8,212,699

Registered Investment Companies (1.56%)
JPMorgan Prime Money Market Fund	2,041,772	2,041,772

Telecom & Telecom Equipment (2.58%)
AT&T Inc. (a)
5.250%, 05/17/2007	3,400,000	3,376,696

Total Short-term Investments
(cost $ 130,810,340)		130,810,340

TOTAL INVESTMENTS (99.98%)
(cost $ 130,810,340)		130,810,340
OTHER ASSETS, NET OF LIABILITIES (0.02%)		30,559

NET ASSETS (100.00%)		$130,840,899

(a)	Securities exempt from registration under section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the value of these securities amounted to $ 12,580,778 or 9.62% of net assets.

(b)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

State Farm Mutual Fund Trust (the “Trust”) has 15 separate investment portfolios (the “Funds”). Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions, and attendant risks.

The State Farm Equity Fund (the “Equity Fund”) seeks long-term growth of capital. The Equity Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its assets plus any borrowings in common stocks and other equity securities of U.S. companies with market capitalizations of at least $1.5 billion.

The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) seeks long-term growth of capital. The Fund primarily invests in a diversified portfolio of small and mid-capitalization stocks issued by U.S. companies.

The State Farm International Equity Fund (the “International Equity Fund”) seeks long-term growth of capital. The International Equity Fund invests its assets primarily in common stocks of companies located in Europe, Canada, Australia and the Far East. The International Equity Fund may also invest in companies located in other countries and in emerging markets.

The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks as represented by the Standard & Poor's 500 Stock Index (the “S&P 500® Index”)1. The S&P 500 Index Fund invests all of its assets in a separate series of an unaffiliated mutual fund called Master Investment Portfolio. That series, called the S&P 500 Index Master Portfolio, holds each of the stocks that make up the S&P 500 Index. The S&P 500 Index Master Portfolio and the S&P 500 Index Fund have substantially similar investment objectives.

The State Farm Small Cap Index Fund (the “Small Cap Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index (the “Russell 2000”)2. The Small Cap Index Fund pursues its investment objective by investing in a representative sample of the securities contained in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The State Farm International Index Fund (the “International Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (the “EAFE® Free”)3. The International Index Fund selects a representative sample of the securities contained in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Hong Kong, Japan and Singapore.

The State Farm Equity and Bond Fund (the “Equity and Bond Fund”) seeks long-term growth of principal while providing some current income. The Equity and Bond Fund invests substantially all of its assets in Institutional shares of the State Farm Equity Fund and State Farm Bond Fund of the Trust.

The State Farm Bond Fund (the “Bond Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. The Bond Fund invests primarily in investment grade bonds issued by U.S. companies, U.S. Government and agency obligations, and mortgage-backed securities.

(1)	“S&P 500®” is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the State Farm Mutual Fund Trust. The State Farm S&P 500 Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

(2)	The Russell 2000® Index is a trademark/service mark, and Russell ® is a trademark of the Frank Russell Company. The State Farm Small Cap Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)	The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Mutual Fund Trust (the “Trust”). The State Farm International Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Prospectus contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Tax Advantaged Bond Fund normally invests so that either (1) at least 80% of the Tax Advantaged Bond Fund's net investment income is exempt from regular federal income tax or (2) at least 80% or more of the Tax Advantaged Bond Fund's net assets are invested in securities that produce income exempt from regular federal income tax.

The State Farm Money Market Fund (the “Money Market Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Money Market Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as The World Bank.

The State Farm LifePath® Income Fund (the “LifePath Income Fund”)1 is managed for investors seeking income and moderate long-term growth of capital. The LifePath Income Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath Retirement Master Portfolio. The LifePath Retirement Master Portfolio and the LifePath Income Fund have substantially similar investment objectives.

The State Farm LifePath 2010® Fund (the “LifePath 2010 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2010. The LifePath 2010 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2010 Master Portfolio. The LifePath 2010 Master Portfolio and the LifePath 2010 Fund have substantially similar investment objectives.

The State Farm LifePath 2020® Fund (the “LifePath 2020 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020. The LifePath 2020 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2020 Master Portfolio. The LifePath 2020 Master Portfolio and the LifePath 2020 Fund have substantially similar investment objectives.

The State Farm LifePath 2030® Fund (the “LifePath 2030 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030. The LifePath 2030 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2030 Master Portfolio. The LifePath 2030 Master Portfolio and the LifePath 2030 Fund have substantially similar investment objectives.

The State Farm LifePath 2040® Fund (the “LifePath 2040 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040. The LifePath 2040 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2040 Master Portfolio. The LifePath 2040 Master Portfolio and the LifePath 2040 Fund have substantially similar investment objectives.

Each LifePath Master Portfolio invests in a combination of stock, bond and short-term money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive asset allocation investment strategy that gradually becomes more conservative as the year in the LifePath Fund’s name approaches, except for the LifePath Retirement Master Portfolio that already is in its most conservative phase.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

For a description of securities valuation for investments of the Master Portfolios, see the Notes to the Schedules of Investments for Master Investment Portfolio (“MIP”) found later in this report. The following securities valuation description applies to the Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, Small Cap Index Fund, International Index Fund, Equity and Bond Fund, Bond Fund, Tax Advantaged Bond Fund and Money Market Fund (collectively, “Non-feeder Funds”).

Investments are stated at market value. Stocks and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities

(1)	LifePath and LifePath followed by 2010, 2020, 2030 and 2040 are registered trademarks of Barclays Global Investors, N.A

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Non-feeder Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. In the event that State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, determines that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time as of which the security is to be fair valued (“subsequent event”), the security is valued at fair value in accordance with procedures established by the Trust’s Board of Trustees. A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. The Trust has retained an independent statistical fair value service to assist in the fair valuation process for foreign securities in order to adjust for possible changes in value resulting from subsequent events. If a security is valued at “fair value,” that value may be different from the last quoted market price.

Securities not valued as described above, and securities for which market prices are not readily available or are considered unreliable, are fair valued pursuant to procedures established by the Trust’s Board of Trustees. Fair value, as a general principle, means the value a Fund might reasonably expect to receive upon sale of that security. These fair value procedures require SFIMC to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s fair value in its reasonable judgment.

In making a fair value judgement, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining fair value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

Repurchase Agreements

The Funds, including the S&P 500 Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds (“Feeder Funds”) through their investment in the Master Portfolios, may enter into repurchase agreements with banks, brokers, dealers or other financial institutions, in accordance with a Fund’s investment restrictions. Repurchase agreements involve the purchase of securities with a simultaneous commitment to resell the securities to the seller at an agreed-upon price and date. A Fund will invest only in repurchase agreements collateralized in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the ability to sell the collateral and the Fund could suffer a loss. For those Funds that are Non-feeder Funds, a Fund’s Schedule of Investments reflects repurchase agreements, if any, entered into as of March 31, 2007. For the Feeder Funds, see the Notes to the Schedules of Investments for the Master Portfolios included elsewhere in this report for more information on repurchase agreements entered into by the Master Portfolios.

Securities transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Securities purchased on a “when-issued” basis

The Tax Advantaged Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Tax Advantaged Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments. It is possible that the securities will never be issued and the commitment cancelled. At March 31, 2007, there was a commitment of $1,015,490, representing 0.98% of net assets, for such a security in the Tax Advantaged Bond Fund’s portfolio.

Multi-class fund structure

The Funds offer multiple classes of shares. As of May 1, 2006, the previously existing “Class A” and “Class B” shares were renamed “Legacy Class A” and “Legacy Class B” shares, and on that same day new Class A and new Class B shares were offered to the public. Any shareholder who

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

owned former Class A or former Class B shares as of April 30, 2006, became the owner of the same number of Legacy Class A or Legacy Class B shares as of May 1, 2006.

Class A and Legacy Class A shares are offered to investors subject to an initial sales charge. Class B and Legacy Class B shares are offered without an initial sales charge, but are subject to higher ongoing expenses than Class A and Legacy Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B and Legacy Class B shares automatically convert to the corresponding Class A and Legacy Class A shares eight years after issuance. Institutional shares are offered to institutional investors, including certain insurance companies, defined contribution plans, defined benefit plans, and may be used as a funding vehicle for certain IRAs. Institutional shares are not subject to an initial sales charge or a contingent deferred sales charge. Class R-1, R-2 and R-3 shares are available for purchase or exchange for all Funds (except the Tax Advantaged Bond Fund) only by qualified purchasers as defined in the prospectus for Class R-1, R-2 and R-3 shares.

Investment income and certain Fund level expenses and expense reductions, if any, are borne pro rata on the basis of fair value of settled shares outstanding for the Bond, Tax Advantaged Bond and Money Market Funds and, indirectly, the Equity and Bond Fund, and relative net assets for all other Funds. Realized and unrealized gains and losses are borne pro rata on the basis of relative net assets for all Funds. However, each class bears certain expenses unique to that class such as distribution services and certain other class specific expenses. Differences in class expenses may result in the payment of different per share dividends by class. All shares of the Funds have equal rights with respect to voting subject to class specific arrangements.

Investments in Master Portfolios

The Feeder Funds, through their investments in the Master Portfolios, are diversified, open-end management investment companies. The Feeder Funds invest all of their assets in the Master Portfolios. The percentage ownership in the Master Portfolios held by the Feeder Funds is detailed below:

Feeder Fund	Invests in Master Portfolio	% ownership interest held by the Feeder Funds at 03/31/2007
S&P 500 Index Fund	S&P 500 Index Master Portfolio	23.27%
LifePath Income Fund	LifePath Retirement Master Portfolio	56.81%
LifePath 2010 Fund	LifePath 2010 Master Portfolio	49.32%
LifePath 2020 Fund	LifePath 2020 Master Portfolio	47.12%
LifePath 2030 Fund	LifePath 2030 Master Portfolio	49.75%
LifePath 2040 Fund	LifePath 2040 Master Portfolio	50.19%

The Master Portfolios are diversified, open-end management investment companies, which have similar investment objectives as the respective Feeder Funds. The Master Portfolios operate as partnerships for federal income tax purposes. The Schedule of Investments of each Master Portfolio are included elsewhere in this report.

Each Feeder Fund records its investment in its Master Portfolio at fair value based upon each Feeder Fund’s proportionate interest in the net assets of the respective Master Portfolio. Valuation policies relating to securities held by each Master Portfolio are disclosed in the MIP Notes to the Schedules of Investments included elsewhere in this report.

Each Feeder Fund records daily its proportionate share of the Master Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses.

Federal income taxes

It is the Funds' policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

The Equity and Bond Fund and the LifePath Income Fund have accrued estimated fees for a potential closing agreement with the Internal Revenue Service with respect to a federal tax issue. SFIMC has agreed to reimburse the Equity and Bond Fund up to $150,000 and the LifePath Income Fund up to $200,000 for these fees.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

As of March 31, 2007, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for certain Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Fund	$287,176,518	$41,855,234	$(5,952,664)	$35,902,570
Small/Mid Cap Equity Fund	141,266,048	12,687,190	(4,468,560)	8,218,630
International Equity Fund	88,754,877	35,741,519	(985,010)	34,756,509
Small Cap Index Fund	269,491,085	86,134,094	(17,030,845)	69,103,249
International Index Fund	175,825,329	76,955,843	(2,352,056)	74,603,787
Equity and Bond Fund	187,278,664	12,579,293	(292,204)	12,287,089
Bond Fund	292,538,845	2,340,767	(4,513,098)	(2,172,331)
Tax Advantaged Bond Fund	98,870,307	3,544,073	(34,211)	3,509,862
Money Market Fund	130,810,340	—	—	—

The differences between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The Master Portfolios are organized as partnerships for federal income tax purposes. Information relating to the cost of investments, gross and net unrealized appreciation (depreciation) and other tax matters for the Master Portfolios may be found in the MIP Notes to the Schedules of Investments. The tax cost information for the LifePath Master Portfolios in the MIP Notes to the Schedules of Investments does not include the tax cost information of the underlying investments in the Active Stock and CoreAlpha Bond Master Portfolios, each of which is an Underlying Fund. See the MIP Notes to the Schedules of Investments for the tax cost information of the underlying investments in the Active Stock and CoreAlpha Bond Master Portfolios.

The International Equity Fund and the International Index Fund have elected to mark-to-market their investments in PFICs for federal income tax purposes. In accordance with this election, the International Equity Fund recognized unrealized appreciation of $449,455 as ordinary income for federal income tax purposes during 2006. The International Index Fund recognized unrealized appreciation of $1,046,536 as ordinary income for federal income tax purposes during 2006. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2006 was $1,592,680 for the International Equity Fund and $1,836,830 for the International Index Fund.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at March 31, 2007. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Financial instruments

The Small Cap Index Fund, International Index Fund, and Feeder Funds (through their investment in the Master Portfolios) may enter into stock index futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. These contracts obligate such Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Additionally, the International Equity and International Index Funds may enter into forward foreign currency contracts to purchase or sell foreign currencies. These Funds bear the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Futures and foreign currency contracts

International Equity Fund and International Index Fund had the following open forward foreign currency contracts at March 31, 2007:

International Equity Fund

Foreign amount	Currency	Contracts	Settlement date	U.S. Dollar	Unrealized Gain (Loss)
602,714	Australian Dollar	2	04/02/2007-04/20/2007	487,003	$10,191
352,802	British Pound	2	04/02/2007-05/18/2007	694,179	(225)
36,768	Canadian Dollar	2	04/02/2007	31,847	(128)
1,695,624	Euro	7	04/02/2007-05/18/2007	2,266,788	1,678
347,713	Hong Kong Dollar	2	04/02/2007-04/03/2007	44,502	5
92,213,734	Japanese Yen	5	04/02/2007-04/12/2007	783,027	5,246
87,871	Singapore Dollar	3	04/02/2007-04/04/2007	57,919	9
263,088	Swedish Krona	2	04/02/2007-04/03/2007	37,677	(23)

				Total	$16,753

International Index Fund

Foreign amount	Currency	Contracts	Settlement Date	U.S. Dollar	Unrealized Gain (Loss)
187,995	Australian Dollar	1	06/20/2007	151,747	$1,746
369,739	British Pound	5	06/20/2007	727,337	1,923
2,034,003	Euro	6	06/20/2007	2,725,397	7,250
178,663,924	Japanese Yen	5	06/20/2007	1,531,457	(6,479)

				Total	$4,440

The Small Cap Index and International Index Funds had the following open futures contracts at March 31, 2007:

Fund	Type	Number of contracts	Notional Value	Market Value	Position	Expiration Month	Unrealized Gain (Loss)
Small Cap Index Fund	Russell 2000 Mini	104	$8,283,109	$8,403,200	Long	June ‘07	$120,091

Total							$120,091

International Index Fund	Hang Seng Index	2	252,814	254,382	Long	April ‘07	1,568
International Index Fund	DJ Euro Stoxx 50	81	4,325,359	4,431,531	Long	June ‘07	106,172
International Index Fund	FTSE 100 Index	17	2,088,985	2,109,275	Long	June ‘07	20,290
International Index Fund	Nikkei 225	5	421,000	431,750	Long	June ‘07	10,750
International Index Fund	Share Price Index	4	478,550	487,457	Long	June ‘07	8,907
International Index Fund	TOPIX Index	8	1,162,524	1,162,990	Long	June ‘07	466

Total							$148,153

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2007

(Unaudited)

Security	Shares	Value
Common Stocks—99.17%
Advertising—0.18%
Interpublic Group of Companies Inc. (a)(b)	94,573	$1,164,194
Omnicom Group Inc. (b)	36,533	3,740,249

		4,904,443

Aerospace & Defense—2.16%
Boeing Co. (The)	169,218	15,045,172
General Dynamics Corp.	86,555	6,612,802
Goodrich Corp. (b)	26,735	1,376,318
L-3 Communications Holdings Inc.	26,692	2,334,749
Lockheed Martin Corp.	76,171	7,390,110
Northrop Grumman Corp.	73,867	5,482,409
Raytheon Co.	95,079	4,987,844
Rockwell Collins Inc.	36,070	2,414,165
United Technologies Corp.	214,778	13,960,570

		59,604,139

Agriculture—2.00%
Altria Group Inc.	448,619	39,393,234
Archer-Daniels-Midland Co.	140,543	5,157,928
Monsanto Co.	116,207	6,386,737
Reynolds American Inc. (b)	36,617	2,285,267
UST Inc. (b)	34,349	1,991,555

		55,214,721

Airlines—0.09%
Southwest Airlines Co. (b)	169,147	2,486,461

		2,486,461

Apparel—0.46%
Coach Inc. (a)	78,549	3,931,377
Jones Apparel Group Inc.	23,719	728,885
Liz Claiborne Inc. (b)	21,916	939,101
Nike Inc. Class B	40,323	4,284,722
Polo Ralph Lauren Corp.	13,028	1,148,418
VF Corp. (b)	19,068	1,575,398

		12,607,901

Auto Manufacturers—0.39%
Ford Motor Co. (b)	403,690	3,185,114
General Motors Corp.	120,915	3,704,836
PACCAR Inc. (b)	53,076	3,895,778

		10,785,728

Security	Shares	Value
Common Stocks (Cont.)
Auto Parts & Equipment—0.19%
Goodyear Tire & Rubber Co. (The) (a)	37,341	$1,164,666
Johnson Controls Inc. (b)	41,854	3,960,225

		5,124,891

Banks—6.45%
Bank of America Corp.	961,253	49,043,128
Bank of New York Co. Inc. (The)	163,458	6,628,222
BB&T Corp.	115,670	4,744,783
Comerica Inc.	34,132	2,017,884
Commerce Bancorp Inc.	40,114	1,339,005
Compass Bancshares Inc. (b)	27,702	1,905,898
Fifth Third Bancorp (b)	119,330	4,616,878
First Horizon National Corp. (b)	26,713	1,109,391
Huntington Bancshares Inc.	50,128	1,095,297
KeyCorp	85,823	3,215,788
M&T Bank Corp. (b)	16,557	1,917,797
Marshall & Ilsley Corp. (b)	54,561	2,526,720
Mellon Financial Corp. (b)	88,747	3,828,546
National City Corp.	126,680	4,718,830
Northern Trust Corp. (b)	40,042	2,408,126
PNC Financial Services Group	74,115	5,334,057
Regions Financial Corp. (b)	155,924	5,515,032
State Street Corp. (b)	71,429	4,625,028
SunTrust Banks Inc.	76,502	6,352,726
Synovus Financial Corp. (b)	69,769	2,256,329
U.S. Bancorp (b)	379,058	13,255,658
Wachovia Corp.	409,200	22,526,460
Wells Fargo & Co.	725,760	24,987,917
Zions Bancorporation	22,825	1,929,169

		177,898,669

Beverages—2.06%
Anheuser-Busch Companies Inc.	164,478	8,299,560
Brown-Forman Corp. Class B	16,891	1,107,374
Coca-Cola Co. (The)	436,411	20,947,728
Coca-Cola Enterprises Inc.	59,402	1,202,890

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Beverages (Cont.)
Constellation Brands Inc. Class A (a)(b)	44,534	$943,230
Molson Coors Brewing Co. Class B	9,747	922,261
Pepsi Bottling Group Inc.	28,850	920,027
PepsiCo Inc.	351,448	22,338,035

		56,681,105

Biotechnology—1.00%
Amgen Inc. (a)	249,646	13,950,218
Biogen Idec Inc. (a)	73,958	3,282,256
Celgene Corp. (a)	79,632	4,177,495
Genzyme Corp. (a)(b)	56,186	3,372,284
MedImmune Inc. (a)(b)	52,260	1,901,741
Millipore Corp. (a)	11,780	853,697

		27,537,691

Building Materials—0.15%
American Standard Companies Inc. (b)	37,179	1,971,231
Masco Corp.	84,524	2,315,958

		4,287,189

Chemicals—1.40%
Air Products & Chemicals Inc. (b)	47,095	3,483,146
Ashland Inc.	13,437	881,467
Dow Chemical Co. (The)	204,351	9,371,537
Du Pont (E.I.) de Nemours and Co. (b)	196,799	9,727,775
Eastman Chemical Co. (b)	17,716	1,121,954
Ecolab Inc. (b)	38,152	1,640,536
Hercules Inc. (a)	23,512	459,424
International Flavors & Fragrances Inc.	16,716	789,330
PPG Industries Inc. (b)	35,296	2,481,662
Praxair Inc. (b)	69,037	4,346,570
Rohm & Haas Co. (b)	30,199	1,561,892
Sherwin-Williams Co. (The) (b)	23,704	1,565,412
Sigma-Aldrich Corp.	28,068	1,165,383

		38,596,088

Security	Shares	Value
Common Stocks (Cont.)
Coal—0.14%
CONSOL Energy Inc. (b)	38,858	$1,520,514
Peabody Energy Corp.	56,341	2,267,162

		3,787,676

Commercial Services—0.70%
Apollo Group Inc. Class A (a)	29,694	1,303,567
Block (H & R) Inc.	68,771	1,446,942
Convergys Corp. (a)(b)	29,501	749,620
Donnelley (R.R.) & Sons Co.	46,260	1,692,653
Equifax Inc.	26,835	978,136
McKesson Corp.	63,451	3,714,422
Monster Worldwide Inc. (a)	27,372	1,296,612
Moody’s Corp.	50,238	3,117,770
Robert Half International Inc.	36,312	1,343,907
Western Union Co.	163,842	3,596,332

		19,239,961

Computers—4.03%
Affiliated Computer Services Inc. Class A (a)	24,988	1,471,293
Apple Inc. (a)	184,899	17,178,966
Cognizant Technology Solutions Corp. (a)	30,289	2,673,610
Computer Sciences Corp. (a)	36,656	1,910,877
Dell Inc. (a)	486,067	11,281,615
Electronic Data Systems Corp.	110,811	3,067,248
EMC Corp. (a)(b)	471,676	6,532,713
Hewlett-Packard Co.	581,428	23,338,520
International Business Machines Corp.	322,421	30,391,403
Lexmark International Inc. Class A (a)(b)	21,098	1,233,389
NCR Corp. (a)(b)	37,910	1,810,961
Network Appliance Inc. (a)	79,880	2,917,218
SanDisk Corp. (a)(b)	48,651	2,130,914
Sun Microsystems Inc. (a)	770,926	4,633,265
Unisys Corp. (a)(b)	71,803	605,299

		111,177,291

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Cosmetics & Personal Care—2.00%
Avon Products Inc. (b)	95,007	$3,539,961
Colgate-Palmolive Co.	110,022	7,348,369
Estee Lauder Companies Inc. (The) Class A	27,299	1,333,556
Procter & Gamble Co.	678,276	42,839,912

		55,061,798

Distribution & Wholesale—0.11%
Genuine Parts Co. (b)	36,561	1,791,489
Grainger (W.W.) Inc. (b)	15,911	1,228,966

		3,020,455

Diversified Financial Services—8.31%
American Express Co.	257,819	14,540,992
Ameriprise Financial Inc.	51,728	2,955,738
Bear Stearns Companies Inc. (The)	25,341	3,810,019
Capital One Financial Corp.	87,270	6,585,394
Chicago Mercantile Exchange Holdings Inc.	7,488	3,987,060
CIT Group Inc.	42,358	2,241,585
Citigroup Inc.	1,053,152	54,068,824
Countrywide Financial Corp.	126,036	4,239,851
E*TRADE Financial Corp. (a)	91,169	1,934,606
Federal Home Loan Mortgage Corp.	148,271	8,820,642
Federal National Mortgage Association	208,639	11,387,517
Federated Investors Inc. Class B	19,309	709,026
Franklin Resources Inc.	35,641	4,306,502
Goldman Sachs Group Inc. (The)	89,635	18,521,280
Janus Capital Group Inc. (b)	43,966	919,329
JPMorgan Chase & Co.	742,519	35,923,069
Legg Mason Inc.	28,099	2,647,207
Lehman Brothers Holdings Inc.	113,408	7,946,499

Security	Shares	Value
Common Stocks (Cont.)
Diversified Financial Services (Cont.)
Merrill Lynch & Co. Inc.	189,180	$15,450,331
Morgan Stanley	226,548	17,842,920
Rowe (T.) Price Group Inc. (b)	56,862	2,683,318
Schwab (Charles) Corp. (The)	220,594	4,034,664
SLM Corp.	87,995	3,598,996

		229,155,369

Electric—3.38%
AES Corp. (The) (a)	141,915	3,054,011
Allegheny Energy Inc. (a)(b)	35,258	1,732,578
Ameren Corp.	44,254	2,225,976
American Electric Power Co. Inc. (b)	84,555	4,122,056
CenterPoint Energy Inc.	67,058	1,203,021
CMS Energy Corp.	46,605	829,569
Consolidated Edison Inc. (b)	54,858	2,801,049
Constellation Energy Group Inc.	38,817	3,375,138
Dominion Resources Inc.	75,657	6,716,072
DTE Energy Co. (b)	37,978	1,819,146
Duke Energy Corp. (b)	268,540	5,448,677
Dynegy Inc. Class A (a)	83,003	768,608
Edison International (b)	69,680	3,423,378
Entergy Corp.	44,225	4,640,087
Exelon Corp.	143,545	9,862,977
FirstEnergy Corp.	69,435	4,599,374
FPL Group Inc.	86,443	5,287,718
Integrys Energy Group Inc.	16,052	891,047
PG&E Corp. (b)	75,099	3,625,029
Pinnacle West Capital Corp. (b)	21,434	1,034,191
PPL Corp. (b)	82,238	3,363,534
Progress Energy Inc. (b)	54,857	2,766,987
Public Service Enterprise Group Inc.	54,233	4,503,508
Southern Co. (The)	160,025	5,864,916
TECO Energy Inc. (b)	44,015	757,498
TXU Corp.	98,776	6,331,542
Xcel Energy Inc. (b)	86,864	2,144,672

		93,192,359

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Electrical Components & Equipment—0.30%
Emerson Electric Co.	171,680	$7,397,691
Molex Inc. (b)	29,773	839,599

		8,237,290

Electronics—0.45%
Agilent Technologies Inc. (a)(b)	87,519	2,948,515
Applera Corp. - Applied Biosystems Group	39,078	1,155,536
Jabil Circuit Inc.	39,014	835,290
PerkinElmer Inc.	26,427	640,062
Sanmina-SCI Corp. (a)	110,847	401,266
Solectron Corp. (a)(b)	192,031	604,898
Tektronix Inc.	17,481	492,265
Thermo Fisher Scientific Inc. (a)	89,227	4,171,362
Waters Corp. (a)	21,685	1,257,730

		12,506,924

Engineering & Construction—0.06%
Fluor Corp.	18,801	1,686,826

		1,686,826

Entertainment—0.11%
International Game Technology Inc.	72,545	2,929,367

		2,929,367

Environmental Control—0.17%
Allied Waste Industries Inc. (a)	53,277	670,757
Waste Management Inc.	114,444	3,938,018

		4,608,775

Food—1.53%
Campbell Soup Co. (b)	48,581	1,892,230
ConAgra Foods Inc.	108,863	2,711,777
Dean Foods Co. (a)	28,739	1,343,261
General Mills Inc.	74,271	4,324,058
Heinz (H.J.) Co.	70,416	3,318,002

Security	Shares	Value
Common Stocks (Cont.)
Food (Cont.)
Hershey Co. (The) (b)	36,953	$2,019,851
Kellogg Co.	53,609	2,757,111
Kraft Foods Inc.	41,958	1,328,390
Kroger Co. (b)	153,366	4,332,590
McCormick & Co. Inc. NVS	27,721	1,067,813
Safeway Inc. (b)	94,746	3,471,493
Sara Lee Corp.	159,979	2,706,845
SUPERVALU Inc.	44,600	1,742,522
Sysco Corp.	132,166	4,471,176
Tyson Foods Inc. Class A	53,338	1,035,291
Whole Foods Market Inc. (b)	30,247	1,356,578
Wrigley (William Jr.) Co. (b)	47,100	2,398,803

		42,277,791

Forest Products & Paper—0.41%
International Paper Co. (b)	97,234	3,539,318
MeadWestvaco Corp.	38,931	1,200,632
Plum Creek Timber Co. Inc. (b)	38,376	1,512,782
Temple-Inland Inc.	23,119	1,381,129
Weyerhaeuser Co.	48,451	3,621,228

		11,255,089

Gas—0.25%
KeySpan Corp.	37,428	1,540,162
Nicor Inc. (b)	9,283	449,483
NiSource Inc.	57,846	1,413,756
Sempra Energy	56,028	3,418,268

		6,821,669

Hand & Machine Tools—0.10%
Black & Decker Corp.	15,293	1,248,215
Snap-On Inc.	12,210	587,301
Stanley Works (The) (b)	17,150	949,424

		2,784,940

Health Care - Products—3.01%
Bard (C.R.) Inc.	22,085	1,755,978
Bausch & Lomb Inc.	11,453	585,935
Baxter International Inc.	139,993	7,373,431

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Health Care - Products (Cont.)
Becton, Dickinson & Co.	52,727	$4,054,179
Biomet Inc.	52,299	2,222,185
Boston Scientific Corp. (a)	252,127	3,665,927
Johnson & Johnson	621,408	37,446,046
Medtronic Inc.	247,308	12,132,930
Patterson Companies Inc. (a)(b)	29,322	1,040,638
St. Jude Medical Inc. (a)(b)	75,537	2,840,947
Stryker Corp. (b)	63,541	4,214,039
Varian Medical Systems Inc. (a)	27,662	1,319,201
Zimmer Holdings Inc. (a)(b)	51,098	4,364,280

		83,015,716

Health Care - Services—1.45%
Aetna Inc.	113,559	4,972,749
Coventry Health Care Inc. (a)	34,005	1,905,980
Humana Inc. (a)	35,623	2,066,846
Laboratory Corp. of America Holdings (a)(b)	26,769	1,944,232
Manor Care Inc.	15,837	860,899
Quest Diagnostics Inc.	34,011	1,696,129
Tenet Healthcare Corp. (a)(b)	100,137	643,881
UnitedHealth Group Inc.	288,256	15,268,920
WellPoint Inc. (a)	132,662	10,758,888

		40,118,524

Home Builders—0.20%
Centex Corp. (b)	25,412	1,061,713
Horton (D.R.) Inc. (b)	59,103	1,300,266
KB Home	16,587	707,767
Lennar Corp. Class A	29,571	1,248,192
Pulte Homes Inc. (b)	45,266	1,197,738

		5,515,676

Home Furnishings—0.10%
Harman International Industries Inc. (b)	13,970	1,342,238
Whirlpool Corp. (b)	16,726	1,420,205

		2,762,443

Security	Shares	Value
Common Stocks (Cont.)
Household Products & Wares—0.46%
Avery Dennison Corp. (b)	20,251	$1,301,329
Clorox Co. (The)	32,572	2,074,511
Fortune Brands Inc. (b)	32,341	2,549,118
Kimberly-Clark Corp.	98,033	6,714,280

		12,639,238

Housewares—0.07%
Newell Rubbermaid Inc.	59,155	1,839,129

		1,839,129

Insurance—4.87%
ACE Ltd.	69,598	3,971,262
AFLAC Inc.	105,747	4,976,454
Allstate Corp. (The)	133,694	8,029,662
Ambac Financial Group Inc. (b)	22,649	1,956,647
American International Group Inc.	556,463	37,405,443
Aon Corp. (b)	66,179	2,512,155
Chubb Corp.	88,017	4,547,838
CIGNA Corp.	21,916	3,126,537
Cincinnati Financial Corp. (b)	37,142	1,574,821
Genworth Financial Inc. Class A	95,769	3,346,169
Hartford Financial Services Group Inc. (The)	67,791	6,479,464
Lincoln National Corp.	61,386	4,161,357
Loews Corp.	97,695	4,438,284
Marsh & McLennan Companies Inc.	117,795	3,450,216
MBIA Inc. (b)	28,783	1,884,999
MetLife Inc.	162,661	10,272,042
MGIC Investment Corp. (b)	17,892	1,054,197
Principal Financial Group Inc.	57,661	3,452,164
Progressive Corp. (The)	162,554	3,546,928
Prudential Financial Inc.	102,119	9,217,261
SAFECO Corp. (b)	24,028	1,596,180
Torchmark Corp. (b)	20,810	1,364,928
Travelers Companies Inc. (The)	147,610	7,641,770
Unum Group	73,184	1,685,428
XL Capital Ltd. Class A (b)	38,652	2,704,094

		134,396,300

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Internet—1.71%
Amazon.com Inc. (a)(b)	66,128	$2,631,233
eBay Inc. (a)	247,351	8,199,686
Google Inc. Class A (a)	46,686	21,389,658
IAC/InterActiveCorp (a)(b)	47,635	1,796,316
Symantec Corp. (a)(b)	204,903	3,544,822
VeriSign Inc. (a)	52,520	1,319,302
Yahoo! Inc. (a)	261,720	8,189,219

		47,070,236

Iron & Steel—0.33%
Allegheny Technologies Inc. (b)	21,756	2,321,148
Nucor Corp.	64,902	4,227,067
United States Steel Corp.	25,896	2,568,106

		9,116,321

Leisure Time—0.34%
Brunswick Corp.	19,794	630,439
Carnival Corp.	95,154	4,458,916
Harley-Davidson Inc.	55,564	3,264,385
Sabre Holdings Corp.	27,788	910,057

		9,263,797

Lodging—0.52%
Harrah’s Entertainment Inc.	39,757	3,357,479
Hilton Hotels Corp. (b)	82,612	2,970,728
Marriott International Inc. Class A (b)	72,324	3,540,983
Starwood Hotels & Resorts Worldwide Inc.	45,844	2,972,983
Wyndham Worldwide Corp. (a)	42,525	1,452,229

		14,294,402

Machinery—0.73%
Caterpillar Inc.	139,179	9,329,168
Cummins Inc.	11,190	1,619,417
Deere & Co.	49,440	5,371,162
Rockwell Automation Inc.	37,026	2,216,747
Terex Corp. (a)	21,506	1,543,271

		20,079,765

Security	Shares	Value
Common Stocks (Cont.)
Manufacturing—5.06%
Cooper Industries Ltd. (b)	39,058	$1,757,219
Danaher Corp.	50,662	3,619,800
Dover Corp.	43,834	2,139,538
Eastman Kodak Co. (b)	61,375	1,384,620
Eaton Corp.	31,888	2,664,561
General Electric Co.	2,208,154	78,080,325
Honeywell International Inc.	174,675	8,045,531
Illinois Tool Works Inc.	89,695	4,628,262
Ingersoll-Rand Co. Class A	67,714	2,936,756
ITT Industries Inc.	39,447	2,379,443
Leggett & Platt Inc. (b)	37,825	857,493
Pall Corp.	26,387	1,002,706
Parker Hannifin Corp. (b)	25,297	2,183,384
Textron Inc.	26,839	2,410,142
3M Co.	157,455	12,034,286
Tyco International Ltd.	425,599	13,427,648

		139,551,714

Media—3.29%
CBS Corp. Class B	166,308	5,087,362
Clear Channel Communications Inc.	105,556	3,698,682
Comcast Corp. Class A (a)	668,097	17,337,117
DIRECTV Group Inc. (The) (a)	164,789	3,801,682
Dow Jones & Co. Inc. (b)	13,868	478,030
Gannett Co. Inc. (b)	50,184	2,824,857
McGraw-Hill Companies Inc. (The)	75,744	4,762,783
Meredith Corp.	8,055	462,276
New York Times Co. Class A (b)	30,804	724,202
News Corp. Class A	500,851	11,579,675
Scripps (E.W.) Co. Class A	17,620	787,262
Time Warner Inc.	832,630	16,419,464
Tribune Co. (b)	41,012	1,316,895
Viacom Inc. Class B (a)	149,365	6,140,395
Walt Disney Co. (The) (b)	442,651	15,240,474

		90,661,156

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Mining—0.65%
Alcoa Inc.	185,456	$6,286,958
Freeport-McMoRan Copper & Gold Inc.	80,568	5,332,796
Newmont Mining Corp.	96,258	4,041,873
Vulcan Materials Co. (b)	20,302	2,364,777

		18,026,404

Office & Business Equipment—0.20%
Pitney Bowes Inc. (b)	47,157	2,140,456
Xerox Corp. (a)	205,905	3,477,735

		5,618,191

Oil & Gas—8.04%
Anadarko Petroleum Corp.	98,293	4,224,633
Apache Corp.	70,442	4,980,249
Chesapeake Energy Corp. (b)	88,846	2,743,564
Chevron Corp.	466,612	34,510,624
ConocoPhillips	352,240	24,075,604
Devon Energy Corp.	94,543	6,544,266
ENSCO International Inc.	32,601	1,773,494
EOG Resources Inc. (b)	52,041	3,712,605
Exxon Mobil Corp.	1,227,375	92,605,444
Hess Corp.	57,853	3,209,106
Marathon Oil Corp.	75,411	7,452,869
Murphy Oil Corp. (b)	39,934	2,132,476
Nabors Industries Ltd. (a)(b)	66,507	1,973,263
Noble Corp.	28,863	2,270,941
Occidental Petroleum Corp.	184,316	9,088,622
Rowan Companies Inc.	23,207	753,531
Sunoco Inc.	26,937	1,897,442
Transocean Inc. (a)	62,523	5,108,129
Valero Energy Corp.	129,484	8,350,423
XTO Energy Inc.	78,225	4,287,512

		221,694,797

Oil & Gas Services—1.41%
Baker Hughes Inc. (b)	69,254	4,579,767
BJ Services Co.	62,951	1,756,333

Security	Shares	Value
Common Stocks (Cont.)
Oil & Gas Services (Cont.)
Halliburton Co.	215,068	$6,826,258
National Oilwell Varco Inc. (a)	37,478	2,915,414
Schlumberger Ltd. (b)	252,143	17,423,081
Smith International Inc. (b)	42,805	2,056,780
Weatherford International Ltd. (a)(b)	72,830	3,284,633

		38,842,266

Packaging & Containers—0.14%
Ball Corp.	21,915	1,004,803
Bemis Co. Inc.	22,477	750,507
Pactiv Corp. (a)	29,008	978,730
Sealed Air Corp. (b)	34,090	1,077,244

		3,811,284

Pharmaceuticals—5.76%
Abbott Laboratories	328,475	18,328,905
Allergan Inc. (b)	33,099	3,668,031
AmerisourceBergen Corp.	42,412	2,237,233
Barr Pharmaceuticals Inc. (a)	22,814	1,057,429
Bristol-Myers Squibb Co.	432,888	12,016,971
Cardinal Health Inc.	86,626	6,319,367
Express Scripts Inc. (a)	28,985	2,339,669
Forest Laboratories Inc. (a)	67,704	3,482,694
Gilead Sciences Inc. (a)	100,348	7,676,622
Hospira Inc. (a)	33,140	1,355,426
King Pharmaceuticals Inc. (a)	51,335	1,009,759
Lilly (Eli) & Co.	210,654	11,314,226
Medco Health Solutions Inc. (a)	62,756	4,551,693
Merck & Co. Inc.	466,127	20,588,830
Mylan Laboratories Inc.	45,517	962,229
Pfizer Inc.	1,533,235	38,729,516
Schering-Plough Corp.	317,161	8,090,777
Watson Pharmaceuticals Inc. (a)	21,309	563,197
Wyeth	288,188	14,418,046

		158,710,620

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Pipelines—0.49%
El Paso Corp.	150,688	$2,180,455
Kinder Morgan Inc.	23,021	2,450,585
Questar Corp. (b)	18,337	1,635,844
Spectra Energy Corp.	134,195	3,525,303
Williams Companies Inc. (The)	127,456	3,627,398

		13,419,585

Real Estate—0.10%
CB Richard Ellis Group Inc. Class A (a)	39,408	1,346,965
Realogy Corp. (a)	45,329	1,342,192

		2,689,157

Real Estate Investment Trusts—1.22%
Apartment Investment & Management Co. Class A (b)	20,698	1,194,068
Archstone-Smith Trust (b)	47,567	2,581,937
AvalonBay Communities Inc. (b)	17,187	2,234,310
Boston Properties Inc. (b)	25,574	3,002,388
Developers Diversified Realty Corp.	27,239	1,713,333
Equity Residential	62,439	3,011,433
Host Hotels & Resorts Inc.	111,839	2,942,484
Kimco Realty Corp.	48,913	2,384,020
ProLogis	52,886	3,433,888
Public Storage Inc.	26,660	2,523,902
Simon Property Group Inc. (b)	48,053	5,345,896
Vornado Realty Trust (b)	27,599	3,293,665

		33,661,324

Retail—5.83%
Abercrombie & Fitch Co. Class A	18,963	1,435,120
AutoNation Inc. (a)	32,376	687,666
AutoZone Inc. (a)	11,094	1,421,585
Bed Bath & Beyond Inc. (a)(b)	60,642	2,435,989
Best Buy Co. Inc.	86,251	4,202,149

Security	Shares	Value
Common Stocks (Cont.)
Retail (Cont.)
Big Lots Inc. (a)(b)	23,474	$734,267
Circuit City Stores Inc.	29,625	548,951
Costco Wholesale Corp. (b)	98,521	5,304,371
CVS/Caremark Corp. (b)	329,640	11,253,910
Darden Restaurants Inc.	31,487	1,296,950
Dillard’s Inc. Class A (b)	12,705	415,835
Dollar General Corp.	66,470	1,405,841
Family Dollar Stores Inc.	32,239	954,919
Federated Department Stores Inc.	114,427	5,154,936
Gap Inc. (The) (b)	113,321	1,950,254
Home Depot Inc. (b)	437,840	16,086,242
Kohl’s Corp. (a)(b)	69,931	5,357,414
Limited Brands Inc. (b)	73,201	1,907,618
Lowe’s Companies Inc.	326,637	10,285,799
McDonald’s Corp.	264,062	11,895,993
Nordstrom Inc. (b)	48,990	2,593,531
Office Depot Inc. (a)	59,611	2,094,731
OfficeMax Inc.	16,089	848,534
Penney (J.C.) Co. Inc. (b)	48,097	3,951,650
RadioShack Corp.	28,512	770,679
Sears Holdings Corp. (a)	17,800	3,206,848
Staples Inc.	154,483	3,991,841
Starbucks Corp. (a)	161,694	5,070,724
Target Corp.	183,778	10,890,684
Tiffany & Co.	29,209	1,328,425
TJX Companies Inc. (b)	97,229	2,621,294
Walgreen Co.	214,692	9,852,216
Wal-Mart Stores Inc.	527,355	24,759,317
Wendy’s International Inc.	24,111	754,674
Yum! Brands Inc.	56,987	3,291,569

		160,762,526

Savings & Loans—0.41%
Hudson City Bancorp Inc. (b)	109,038	1,491,640
Sovereign Bancorp Inc. (b)	76,720	1,951,757
Washington Mutual Inc.	197,139	7,960,473

		11,403,870

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Semiconductors—2.37%
Advanced Micro Devices Inc. (a)	117,541	$1,535,085
Altera Corp. (a)	76,854	1,536,311
Analog Devices Inc.	74,257	2,561,124
Applied Materials Inc.	297,023	5,441,461
Broadcom Corp. Class A (a)	100,265	3,215,499
Intel Corp.	1,234,109	23,608,505
KLA-Tencor Corp. (b)	42,505	2,266,367
Linear Technology Corp.	64,180	2,027,446
LSI Logic Corp. (a)(b)	165,544	1,728,279
Maxim Integrated Products Inc. (b)	68,477	2,013,224
Micron Technology Inc. (a)	161,390	1,949,591
National Semiconductor Corp.	62,619	1,511,623
Novellus Systems Inc. (a)(b)	26,634	852,821
NVIDIA Corp. (a)	76,019	2,187,827
PMC-Sierra Inc. (a)(b)	43,249	303,175
QLogic Corp. (a)	32,946	560,082
Teradyne Inc. (a)	41,559	687,386
Texas Instruments Inc.	317,651	9,561,295
Xilinx Inc. (b)	71,512	1,840,004

		65,387,105

Software—3.75%
Adobe Systems Inc. (a)	125,973	5,253,074
Autodesk Inc. (a)	49,475	1,860,260
Automatic Data Processing Inc.	117,757	5,699,439
BMC Software Inc. (a)(b)	43,854	1,350,265
CA Inc.	87,696	2,272,203
Citrix Systems Inc. (a)(b)	38,324	1,227,518
Compuware Corp. (a)	78,503	744,993
Electronic Arts Inc. (a)(b)	65,931	3,320,285
Fidelity National Information Services Inc.	34,809	1,582,417
First Data Corp.	163,713	4,403,880
Fiserv Inc. (a)	37,140	1,970,648

Security	Shares	Value
Common Stocks (Cont.)
Software (Cont.)
IMS Health Inc. (b)	42,749	$1,267,935
Intuit Inc. (a)	74,475	2,037,636
Microsoft Corp.	1,851,767	51,608,746
Novell Inc. (a)(b)	70,772	510,974
Oracle Corp. (a)	856,093	15,520,966
Paychex Inc. (b)	72,500	2,745,575

		103,376,814

Telecommunications—6.27%
ADC Telecommunications Inc. (a)	24,625	412,223
Alltel Corp.	79,895	4,953,490
AT&T Inc.	1,339,938	52,833,755
Avaya Inc. (a)	96,375	1,138,189
CenturyTel Inc. (b)	24,476	1,106,070
Ciena Corp. (a)(b)	18,153	507,376
Cisco Systems Inc. (a)	1,299,826	33,184,558
Citizens Communications Co.	68,103	1,018,140
Corning Inc. (a)(b)	334,613	7,609,100
Embarq Corp.	31,901	1,797,621
JDS Uniphase Corp. (a)(b)	45,194	688,305
Juniper Networks Inc. (a)(b)	122,183	2,404,561
Motorola Inc.	517,244	9,139,702
QUALCOMM Inc.	355,428	15,162,558
Qwest Communications International Inc. (a)(b)	343,573	3,088,721
Sprint Nextel Corp.	619,217	11,740,354
Tellabs Inc. (a)	93,477	925,422
Verizon Communications Inc.	624,857	23,694,577
Windstream Corp.	101,861	1,496,338

		172,901,060

Textiles—0.04%
Cintas Corp.	29,104	1,050,654

		1,050,654

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Shares or Principal	Value
Common Stocks (Cont.)
Toys, Games & Hobbies—0.12%
Hasbro Inc.	34,766	$995,003
Mattel Inc.	81,618	2,250,208

		3,245,211

Transportation—1.65%
Burlington Northern Santa Fe Corp.	76,830	6,179,437
C.H. Robinson Worldwide Inc.	36,505	1,743,114
CSX Corp.	93,359	3,739,028
FedEx Corp.	65,594	7,046,763
Norfolk Southern Corp.	84,854	4,293,612
Ryder System Inc.	13,132	647,933
Union Pacific Corp.	57,687	5,858,115
United Parcel Service Inc. Class B	229,746	16,105,193

		45,613,195

Total Common Stocks
(Cost: $2,317,083,749)		2,734,011,086

Short-Term Investments—10.22%
Certificates of Deposit (c)—0.25%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$3,010,399	3,010,399
Deutsche Bank AG
5.35%, 08/08/07	3,762,997	3,762,997

		6,773,396

Commercial Paper (c)—1.93%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07 (d)	1,431,610	1,428,573
BNP Paribas Finance Inc.
5.11%, 06/06/07	526,820	521,954

Security	Principal	Value
Short-Term Investments (Cont.)
Commercial Paper (Cont.)
Bryant Park Funding LLC
5.28%, 04/23/07 (d)	$2,257,798	$2,250,844
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07 (d)	1,128,899	1,126,051
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07 (d)	2,257,798	2,252,822
Crown Point Capital Co. LLC
5.20% - 5.28%, 04/04/07 - 07/18/07 (d)	6,273,714	6,245,068
Edison Asset Securitization LLC
5.21% - 5.39%, 04/02/07 - 04/11/07 (d)	3,634,197	3,633,385
Five Finance Inc.
5.22%, 04/20/07 (d)	692,392	690,584
General Electric Capital Corp.
5.11% - 5.20%, 06/04/07 - 07/17/07 (d)	2,634,098	2,600,947
Giro Funding Corp.
5.29%, 04/23/07 (d)	1,505,199	1,500,554
Grampian Funding LLC
5.13% - 5.23%, 04/23/07 - 06/06/07 (d)	2,935,138	2,912,138
Irish Permanent Treasury PLC
5.18%, 07/10/07 (d)	752,599	741,879
KKR Atlantic Funding Trust
5.29% - 5.30%, 04/23/07 - 04/27/07 (d)	2,257,798	2,250,160
KKR Pacific Funding Trust
5.29%, 04/24/07 (d)	1,128,899	1,125,250
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07 (d)	1,901,789	1,878,195

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Shares or Principal	Value
Short-Term Investments (Cont.)
Commercial Paper (Cont.)
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07 (d)	$3,395,669	$3,379,260
Nationwide Building Society
5.21%, 04/13/07 (d)	1,429,939	1,427,663
Nestle Capital Corp.
5.19%, 08/09/07	903,119	886,324
Park Granada LLC
5.50%, 04/02/07 (d)	3,173,336	3,173,336
Park Sienna LLC
5.50%, 04/02/07 (d)	301,040	301,040
Sedna Finance Inc.
5.22%, 04/17/07 (d)	857,963	856,097
Simba Funding Corp.
5.20%, 07/23/07 (d)	1,505,199	1,480,848
Societe Generale
5.18%, 05/16/07	3,762,997	3,739,173
Tulip Funding Corp.
5.30%, 04/26/07 (d)	2,034,126	2,026,939
Variable Funding Capital Corp.
5.41%, 04/02/07 (d)	2,452,451	2,452,451
Westpac Banking Corp.
5.20%, 07/12/07 (d)	1,354,679	1,334,916
Zela Finance Inc.
5.20%, 07/16/07 (d)	903,119	889,422

		53,105,873

Medium-Term Notes (c)—0.14%
Bank of America N.A.
5.28%, 04/20/07	376,300	376,300
Cullinan Finance Corp.
5.71%, 06/28/07 (d)	1,128,899	1,128,899
K2 USA LLC
5.39%, 06/04/07 (d)	1,128,899	1,128,899
Sigma Finance Inc.
5.51%, 06/18/07 (d)	1,234,263	1,234,263

		3,868,361

Money Market Funds—0.78%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31% (e)(f)	21,439,510	21,439,510

		21,439,510

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (c)—2.52%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $3,011,775 (collateralized by non-U.S. Government debt securities, value $3,104,110, 6.00% to 7.40%, 5/15/11 to 11/15/25).	$3,010,398	$3,010,398
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $4,427,310 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $4,728,954, 3.75% to 8.50%, 5/15/08 to 6/12/46).	4,425,285	4,425,285
Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $2,861,160 (collateralized by U.S. Government obligations, value $2,920,275, 5.50%, 12/1/34).	2,859,878	2,859,878
Bear Stearns Companies Inc. (The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $2,258,833 (collateralized by non-U.S. Government debt securities, value $2,330,909, 1.00% to 10.00%, 10/17/18 to 11/25/52).	2,257,798	2,257,798

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (Cont.)
BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $3,764,715 (collateralized by non-U.S. Government debt securities, value $4,110,691, 4.50% to 7.84%, 12/1/07 to 7/15/21).	$3,762,997	$3,762,997
BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $150,589 (collateralized by non-U.S. Government debt securities, value $158,103, 4.50% to 7.84%, 12/1/07 to 7/15/21).	150,520	150,520
Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $9,788,269 (collateralized by non-U.S. Government debt securities, value $10,416,937, 0.00% to 6.01%, 5/27/33 to 3/15/37).	9,783,793	9,783,793
Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $1,656,485 (collateralized by non-U.S. Government debt securities, value $1,762,875, 0.00% to 6.01%, 5/27/33 to 3/15/37).	1,655,719	1,655,719

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (Cont.)
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $903,540 (collateralized by non-U.S. Government debt securities, value $961,571, 0.00% to 6.01%, 5/27/33 to 3/15/37).	$903,119	$903,119
Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $5,270,602 (collateralized by non-U.S. Government debt securities, value $5,537,673, 4.70% to 6.25%, 11/25/35 to 10/17/48).	5,268,196	5,268,196
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $3,011,775 (collateralized by non-U.S. Government debt securities, value $3,164,384, 0.00% to 8.85%, 8/15/09 to 10/15/49).	3,010,398	3,010,398
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $3,570,565 (collateralized by non-U.S. Government debt securities, value $3,706,283, 0.00% to 5.68%, 4/17/07 to 1/25/47).	3,568,932	3,568,932

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (Cont.)
Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $1,505,900 (collateralized by non-U.S. Government debt securities, value $1,663,883, 5.65% to 9.49%, 1/1/17 to 6/1/48).	$1,505,199	$1,505,199
HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $752,943 (collateralized by non-U.S. Government debt securities, value $791,153, 3.73% to 5.33%, 12/1/35 to 6/1/46).	752,599	752,599
JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $376,474 (collateralized by non-U.S. Government debt securities, value $395,572, 4.70% to 8.75%, 6/1/10 to 3/15/32).	376,300	376,300
Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $10,541,283 (collateralized by non-U.S. Government debt securities, value $13,403,559, 1.13% to 10.07%, 1/15/09 to 10/12/49).	10,536,392	10,536,392

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (Cont.)
Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,505,888 (collateralized by non-U.S. Government debt securities, value $1,552,123, 3.60% to 10.13%, 7/15/07 to 7/1/26).	$1,505,199	$1,505,199
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,505,888 (collateralized by non-U.S. Government debt securities, value $1,566,192, 0.00% to 10.00%, 4/1/07 to 3/31/37).	1,505,199	1,505,199
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $7,529,438 (collateralized by non-U.S. Government debt securities, value $7,917,124, 4.22% to 8.32%, 1/17/14 to 12/20/54).	7,525,995	7,525,995
Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $1,114,880 (collateralized by non-U.S. Government debt securities, value $1,433,920, 0.00% to 10.00%, 4/1/07 to 3/31/37). (g)	1,053,639	1,053,639
Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $4,065,903 (collateralized by non-U.S. Government debt securities, value $4,271,919, 0.06% to 8.32%, 5/15/09 to 3/15/49).	4,064,037	4,064,037

		69,481,592

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Time Deposits (c)—0.64%
Bank of Montreal
5.25%, 04/02/07	$3,049,578	$3,049,578
Credit Suisse First Boston NY
5.32%, 04/03/07	7,525,995	7,525,995
Danske Bank
5.46%, 04/02/07	4,515,597	4,515,597
Deutsche Bank AG
5.25%, 04/02/07	2,634,881	2,634,881

		17,726,051

U.S. Treasury Obligations—0.06%
U.S. Treasury Bill
4.92%, 06/21/07 (h)(i)	1,800,000	1,780,380

		1,780,380

Variable & Floating Rate Notes (c)—3.90%
Allstate Life Global Funding II
5.30%- 5.40%, 02/15/08 - 04/08/08 (d)	3,853,309	3,853,660
American Express Centurion Bank
5.41%, 07/19/07	1,655,719	1,656,290
American Express Credit Corp.
5.42%, 03/05/08	451,560	451,761
AmeriCredit Automobile Receivables Trust
5.34%, 04/06/07	2,759	2,759
Arkle Master Issuer PLC
5.30%, 11/19/07 (d)	1,128,899	1,128,899
ASIF Global Financing
5.40%, 05/03/07 (d)	150,520	150,527
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08 (d)	978,379	978,379

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (Cont.)
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08 (d)	$2,182,538	$2,182,595
Beta Finance Inc.
5.29% - 5.53%, 04/25/07 - 07/25/07 (d)	3,838,257	3,838,305
BMW US Capital LLC
5.32%, 04/15/08 (d)	1,505,199	1,505,199
BNP Paribas
5.33%, 11/19/07 (d)	2,784,618	2,784,618
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07 (d)	1,444,991	1,444,879
Carlyle Loan Investment Ltd.
5.37%, 05/15/07 - 07/15/07 (d)	978,379	978,379
CC USA Inc.
5.35%, 07/30/07 (d)	752,599	752,630
Commodore CDO Ltd.
5.42%, 12/12/07 (d)	323,542	323,542
Credit Agricole SA
5.33%, 11/23/07	1,505,199	1,505,199
Cullinan Finance Corp.
5.36%, 04/25/07 (d)	376,300	376,300
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07 (d)	69,405	69,405
DEPFA Bank PLC
5.39%, 12/14/07 (d)	1,505,199	1,505,199
Dorada Finance Inc.
5.32% - 5.53%, 06/27/07 - 07/17/07 (d)	1,730,979	1,730,994
Fifth Third Bancorp
5.32%, 02/22/08 (d)	3,010,398	3,010,398
Five Finance Inc.
5.30% - 5.49%, 06/29/07 - 07/13/07 (d)	978,379	978,343

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (Cont.)
General Electric Capital Corp.
5.28% - 5.44%, 07/09/07 - 04/24/08	$1,580,459	$1,580,575
Granite Master Issuer PLC
5.29%, 08/20/07 (d)	5,268,196	5,268,196
Harrier Finance Funding LLC
5.11% - 5.36%, 06/06/07 - 08/15/07 (d)	3,461,958	3,448,061
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	2,257,798	2,257,906
HBOS Treasury Services PLC
5.41%, 01/24/08 (d)	1,505,199	1,505,199
Holmes Financing PLC
5.29%, 07/16/07 (d)	2,634,098	2,634,098
JP Morgan Securities Inc.
5.52%, 11/16/07	3,010,398	3,010,398
JPMorgan Chase & Co.
5.29% - 5.57%, 07/27/07 - 02/29/08 (g)	4,139,297	4,139,297
K2 USA LLC
5.20% - 5.31%, 04/02/07 - 06/28/07 (d)	1,128,899	1,128,885
Kestrel Funding LLC
5.30%, 07/11/07 (d)	602,080	602,062
Kommunalkredit Austria AG
5.32%, 02/08/08 (d)	903,119	903,119
Leafs LLC
5.32%, 01/22/08 (d)	1,455,530	1,455,530
Links Finance LLC
5.28% - 5.47%, 05/10/07 - 05/16/07 (d)	1,655,719	1,655,700

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (Cont.)
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07 (d)	$530,660	$530,660
Marshall & Ilsley Bank
5.32%, 02/15/08	827,859	827,859
Master Funding LLC
5.35%, 04/25/07 - 05/25/07 (d)	2,724,004	2,724,004
Merrill Lynch & Co. Inc.
5.58%, 05/30/07 (g)	1,655,719	1,655,719
Metropolitan Life Global Funding I
5.35%, 04/04/08 (d)	2,257,798	2,257,798
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07 (d)(g)	150,520	150,520
Mound Financing PLC
5.29%, 05/08/07 (d)	1,414,887	1,414,887
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08 (d)	2,408,318	2,408,298
National City Bank of Indiana
5.34%, 05/21/07	752,599	752,608
Nationwide Building Society
5.36% - 5.48%, 07/20/07 - 04/04/08 (d)	4,967,156	4,967,599
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08 (d)	1,508,962	1,508,793
Northern Rock PLC
5.38%, 02/01/08 (d)	1,806,239	1,806,270
Pricoa Global Funding I
5.31%, 02/27/08 (d)	2,032,019	2,032,019
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07 (d)	2,182,538	2,182,529

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (Cont.)
Skandinaviska Enskilda Banken
5.32%, 02/15/08 (d)	$1,505,199	$1,505,199
Strips III LLC
5.37%, 07/24/07 (d)	296,581	296,581
SunTrust Bank
5.29%, 05/01/07	1,505,199	1,505,204
Tango Finance Corp.
5.27% - 5.33%, 04/25/07 - 07/16/07 (d)	3,672,685	3,672,599
Union Hamilton Special Funding LLC
5.35%, 06/15/07 - 06/21/07 (d)	978,379	978,380
Wachovia Asset Securitization Inc.
5.31%, 04/25/07 (d)	1,636,977	1,636,976
Wachovia Bank N.A.
5.48%, 05/22/07	3,808,153	3,808,157
Wal-Mart Stores Inc.
5.50%, 07/16/07 (d)	1,128,899	1,129,118
Wells Fargo & Co.
5.33%, 11/15/07 (d)	752,599	752,626
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07 (d)	1,128,899	1,128,907
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07 (d)	4,515,597	4,515,285
Wind Master Trust
5.31%, 07/25/07 (d)	602,080	602,080

		107,547,961

Total Short-Term Investments
(Cost: $281,722,592)		281,723,124

Value
Total Investments in Securities — 109.39%
(Cost: $2,598,806,341)	$3,015,734,210

Other Assets, Less Liabilities — (9.39)%	(258,774,409)

Net Assets — 100.00%	$2,756,959,801

NVS Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(e)	Affiliated issuer. See Note 2.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

(g)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

(h)	The rate quoted is the yield to maturity.

(i)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of March 31, 2007, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation
S&P 500 Index (6/15/07)	334	$23,901,040	$168,556

			$168,556

See accompanying notes to schedules of investments.

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2007

(Unaudited)

Security	Shares or Principal	Value
Master Portfolios—71.59%
Active Stock Master Portfolio (a)		$55,884,435
CoreAlpha Bond Master Portfolio (a)		144,651,338

Total Master Portfolios		200,535,773

Exchange-Traded Funds—28.59%
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	70,048	7,228,253
iShares Lehman TIPS Bond Fund (a)(b)	273,639	27,637,539
iShares MSCI EAFE Index Fund (a)	384,748	29,340,883
iShares S&P MidCap 400 Index Fund (a)	122,764	10,385,834
iShares S&P SmallCap 600 Index Fund (a)(b)	80,929	5,492,651

Total Exchange-Traded Funds
(Cost: $68,603,963)		80,085,160

Short-Term Investments—6.05%
Certificates of Deposit (c)—0.15%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$187,237	187,237
Deutsche Bank AG
5.35%, 08/08/07	234,046	234,046

		421,283

Commercial Paper (c)—1.18%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07 (d)	89,042	88,854
BNP Paribas Finance Inc.
5.11%, 06/06/07	32,767	32,464
Bryant Park Funding LLC
5.28%, 04/23/07 (d)	140,428	139,995

Security	Principal	Value
Short-Term Investments (Cont.)
Commercial Paper (Cont.)
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07 (d)	$70,214	$70,037
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07 (d)	140,428	140,118
Crown Point Capital Co. LLC
5.20% - 5.28%, 04/04/07 - 07/18/07 (d)	390,205	388,423
Edison Asset Securitization LLC
5.21% - 5.39%, 04/02/07 - 04/11/07 (d)	226,036	225,985
Five Finance Inc.
5.22%, 04/20/07 (d)	43,065	42,952
General Electric Capital Corp.
5.11% - 5.20%, 06/04/07 - 07/17/07 (d)	163,833	161,770
Giro Funding Corp.
5.29%, 04/23/07 (d)	93,619	93,330
Grampian Funding LLC
5.13% - 5.23%, 04/23/07 - 06/06/07 (d)	182,556	181,126
Irish Permanent Treasury PLC
5.18%, 07/10/07 (d)	46,809	46,142
KKR Atlantic Funding Trust
5.29% - 5.30%, 04/23/07 - 04/27/07 (d)	140,428	139,953
KKR Pacific Funding Trust
5.29%, 04/24/07 (d)	70,214	69,987
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07 (d)	118,285	116,818
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07 (d)	211,200	210,179
Nationwide Building Society
5.21%, 04/13/07 (d)	88,938	88,796
Nestle Capital Corp.
5.19%, 08/09/07	56,171	55,127

See accompanying notes to schedules of investments.

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Shares or Principal	Value
Short-Term Investments (Cont.)
Commercial Paper (Cont.)
Park Granada LLC
5.50%, 04/02/07 (d)	$197,371	$197,371
Park Sienna LLC
5.50%, 04/02/07 (d)	18,724	18,724
Sedna Finance Inc.
5.22%, 04/17/07 (d)	53,363	53,247
Simba Funding Corp.
5.20%, 07/23/07 (d)	93,619	92,104
Societe Generale
5.18%, 05/16/07	234,046	232,565
Tulip Funding Corp.
5.30%, 04/26/07 (d)	126,516	126,069
Variable Funding Capital Corp.
5.41%, 04/02/07 (d)	152,535	152,535
Westpac Banking Corp.
5.20%, 07/12/07 (d)	84,257	83,028
Zela Finance Inc.
5.20%, 07/16/07 (d)	56,171	55,319

		3,303,018

Medium-Term Notes (c)—0.09%
Bank of America N.A.
5.28%, 04/20/07	23,405	23,405
Cullinan Finance Corp.
5.71%, 06/28/07 (d)	70,214	70,214
K2 USA LLC
5.39%, 06/04/07 (d)	70,214	70,214
Sigma Finance Inc.
5.51%, 06/18/07 (d)	76,767	76,767

		240,600

Money Market Funds—0.31%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31% (a)(e)	878,093	878,093

		878,093

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (c)—1.54%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $187,323 (collateralized by non-U.S. Government debt securities, value $193,066, 6.00% to 7.40%, 5/15/11 to 11/15/25).	$187,237	$187,237
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $275,365 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $294,126, 3.75% to 8.50%, 5/15/08 to 6/12/46).	275,239	275,239
Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $177,955 (collateralized by U.S. Government obligations, value $181,632, 5.50%, 12/1/34).	177,875	177,875
Bear Stearns Companies Inc. (The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $140,492 (collateralized by non-U.S. Government debt securities, value $144,975, 1.00% to 10.00%, 10/17/18 to 11/25/52).	140,428	140,428
BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $234,153 (collateralized by non-U.S. Government debt securities, value $255,672, 4.50% to 7.84%, 12/1/07 to 7/15/21).	234,046	234,046

See accompanying notes to schedules of investments.

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (Cont.)
BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $9,366 (collateralized by non-U.S. Government debt securities, value $9,834, 4.50% to 7.84%, 12/1/07 to 7/15/21).	$9,362	$9,362
Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $608,799 (collateralized by non-U.S. Government debt securities, value $647,900, 0.00% to 6.01%, 5/27/33 to 3/15/37).	608,521	608,521
Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $103,028 (collateralized by non-U.S. Government debt securities, value $109,645, 0.00% to 6.01%, 5/27/33 to 3/15/37).	102,980	102,980
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $56,197 (collateralized by non-U.S. Government debt securities, value $59,807, 0.00% to 6.01%, 5/27/33 to 3/15/37).	56,171	56,171
Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $327,815 (collateralized by non-U.S. Government debt securities, value $344,426, 4.70% to 6.25%, 11/25/35 to 10/17/48).	327,665	327,665

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (Cont.)
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $187,323 (collateralized by non-U.S. Government debt securities, value $196,815, 0.00% to 8.85%, 8/15/09 to 10/15/49).	$187,237	$187,237
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $222,078 (collateralized by non-U.S. Government debt securities, value $230,519, 0.00% to 5.68%, 4/17/07 to 1/25/47).	221,976	221,976
Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $93,663 (collateralized by non-U.S. Government debt securities, value $103,488, 5.65% to 9.49%, 1/1/17 to 6/1/48).	93,619	93,619
HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $46,830 (collateralized by non-U.S. Government debt securities, value $49,207, 3.73% to 5.33%, 12/1/35 to 6/1/46).	46,809	46,809
JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $23,416 (collateralized by non-U.S. Government debt securities, value $24,603, 4.70% to 8.75%, 6/1/10 to 3/15/32).	23,405	23,405

See accompanying notes to schedules of investments.

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (Cont.)
Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $655,634 (collateralized by non-U.S. Government debt securities, value $833,659, 1.13% to 10.07%, 1/15/09 to 10/12/49).	$655,330	$655,330
Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $93,662 (collateralized by non-U.S. Government debt securities, value $96,537, 3.60% to 10.13%, 7/15/07 to 7/1/26).	93,619	93,619
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $468,307 (collateralized by non-U.S. Government debt securities, value $492,420, 4.22% to 8.32%, 1/17/14 to 12/20/54).	468,093	468,093
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $93,662 (collateralized by non-U.S. Government debt securities, value $97,412, 0.00% to 10.00%, 4/1/07 to 3/31/37).	93,619	93,619
Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $69,342 (collateralized by non-U.S. Government debt securities, value $89,185, 0.00% to 10.00%, 4/1/07 to 3/31/37).(f)	65,533	65,533

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (Cont.)
Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $252,886 (collateralized by non-U.S. Government debt securities, value $265,700, 0.06% to 8.32%, 5/15/09 to 3/15/49).	$252,770	$252,770

		4,321,534

Time Deposits (c)—0.39%
Bank of Montreal
5.25%, 04/02/07	189,674	189,674
Credit Suisse First Boston NY
5.32%, 04/03/07	468,093	468,093
Danske Bank
5.46%, 04/02/07	280,856	280,856
Deutsche Bank AG
5.25%, 04/02/07	163,881	163,881

		1,102,504

Variable & Floating Rate Notes (c)—2.39%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 04/08/08 (d)	239,664	239,685
American Express Centurion Bank
5.41%, 07/19/07	102,980	103,016
American Express Credit Corp.
5.42%, 03/05/08	28,086	28,098
AmeriCredit Automobile Receivables Trust
5.34%, 04/06/07	172	172
Arkle Master Issuer PLC
5.30%, 11/19/07 (d)	70,214	70,214
ASIF Global Financing
5.40%, 05/03/07 (d)	9,362	9,362

See accompanying notes to schedules of investments.

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (Cont.)
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08 (d)	$60,852	$60,852
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08 (d)	135,747	135,750
Beta Finance Inc.
5.29% - 5.53%, 04/25/07 - 07/25/07 (d)	238,727	238,731
BMW US Capital LLC
5.32%, 04/15/08 (d)	93,619	93,619
BNP Paribas
5.33%, 11/19/07 (d)	173,194	173,194
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07 (d)	89,874	89,867
Carlyle Loan Investment Ltd.
5.37%, 05/15/07 - 07/15/07 (d)	60,852	60,852
CC USA Inc.
5.35%, 07/30/07 (d)	46,809	46,811
Commodore CDO Ltd.
5.42%, 12/12/07 (d)	20,123	20,123
Credit Agricole SA
5.33%, 11/23/07	93,619	93,619
Cullinan Finance Corp.
5.36%, 04/25/07 (d)	23,405	23,405
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07 (d)	4,317	4,317
DEPFA Bank PLC
5.39%, 12/14/07 (d)	93,619	93,619
Dorada Finance Inc.
5.32% - 5.53%, 06/27/07 - 07/17/07 (d)	107,661	107,663
Fifth Third Bancorp
5.32%, 02/22/08 (d)	187,237	187,237
Five Finance Inc.
5.30% - 5.49%, 06/29/07 - 07/13/07 (d)	60,852	60,850

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (Cont.)
General Electric Capital Corp.
5.28% - 5.44%, 07/09/07 - 04/24/08	$98,300	$98,307
Granite Master Issuer PLC
5.29%, 08/20/07 (d)	327,665	327,665
Harrier Finance Funding LLC
5.11% - 5.36%, 06/06/07 - 08/15/07 (d)	215,323	214,458
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	140,428	140,435
HBOS Treasury Services PLC
5.41%, 01/24/08 (d)	93,619	93,619
Holmes Financing PLC
5.29%, 07/16/07 (d)	163,833	163,833
JP Morgan Securities Inc.
5.52%, 11/16/07	187,237	187,237
JPMorgan Chase & Co.
5.29% - 5.57%, 07/27/07 - 02/29/08 (f)	257,451	257,451
K2 USA LLC
5.20% - 5.31%, 04/02/07 - 06/28/07 (d)	70,214	70,213
Kestrel Funding LLC
5.30%, 07/11/07 (d)	37,447	37,446
Kommunalkredit Austria AG
5.32%, 02/08/08 (d)	56,171	56,171
Leafs LLC
5.32%, 01/22/08 (d)	90,529	90,529
Links Finance LLC
5.28% - 5.47%, 05/10/07 - 05/16/07 (d)	102,980	102,979
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07 (d)	33,005	33,005
Marshall & Ilsley Bank
5.32%, 02/15/08	51,490	51,490
Master Funding LLC
5.35%, 04/25/07 - 05/25/07 (d)	169,424	169,425

See accompanying notes to schedules of investments.

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (Cont.)
Merrill Lynch & Co. Inc.
5.58%, 05/30/07 (f)	$102,980	$102,980
Metropolitan Life Global Funding I
5.35%, 04/04/08 (d)	140,428	140,428
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07 (d)(f)	9,362	9,362
Mound Financing PLC
5.29%, 05/08/07 (d)	88,001	88,001
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08 (d)	149,790	149,788
National City Bank of Indiana
5.34%, 05/21/07	46,809	46,810
Nationwide Building Society
5.36% - 5.48%, 07/20/07 - 04/04/08 (d)	308,941	308,969
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08 (d)	93,853	93,842
Northern Rock PLC
5.38%, 02/01/08 (d)	112,342	112,344
Pricoa Global Funding I
5.31%, 02/27/08 (d)	126,385	126,385
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07 (d)	135,747	135,747
Skandinaviska Enskilda Banken
5.32%, 02/15/08 (d)	93,619	93,619
Strips III LLC
5.37%, 07/24/07 (d)	18,446	18,446
SunTrust Bank
5.29%, 05/01/07	93,619	93,619
Tango Finance Corp.
5.27% - 5.33%, 04/25/07 - 07/16/07 (d)	228,429	228,424
Union Hamilton Special Funding LLC
5.35%, 06/15/07 - 06/21/07 (d)	60,852	60,852

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (Cont.)
Wachovia Asset Securitization Inc.
5.31%, 04/25/07 (d)	$101,815	$101,815
Wachovia Bank N.A.
5.48%, 05/22/07	236,855	236,855
Wal-Mart Stores Inc.
5.50%, 07/16/07 (d)	70,214	70,228
Wells Fargo & Co.
5.33%, 11/15/07 (d)	46,809	46,811
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07 (d)	70,214	70,214
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07 (d)	280,856	280,836
Wind Master Trust
5.31%, 07/25/07 (d)	37,447	37,447

		6,689,141

Total Short-Term Investments
(Cost: $16,956,173)		16,956,173

Total Investments—106.23%		297,577,106

Other Assets, Less Liabilities — (6.23)%		(17,441,847)

Net Assets — 100.00%		$280,135,259

(a)	Affiliated issuer. See Note 2.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

See accompanying notes to schedules of investments.

LIFEPATH 2010 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2007

(Unaudited)

Security	Shares or Principal	Value
Master Portfolios—69.79%
Active Stock Master Portfolio (a)		$212,125,816
CoreAlpha Bond Master Portfolio (a)		381,917,896

Total Master Portfolios		594,043,712

Exchange-Traded Funds—30.48%
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	249,069	25,701,430
iShares Lehman TIPS Bond Fund (a)(b)	707,492	71,456,692
iShares MSCI EAFE Index Fund (a)(b)	1,386,675	105,747,836
iShares S&P MidCap 400 Index Fund (a)	436,975	36,968,085
iShares S&P SmallCap 600 Index Fund (a)(b)	288,390	19,573,029

Total Exchange-Traded Funds
(Cost: $214,254,853)		259,447,072

Short-Term Investments—8.76%
Certificates of Deposit (c)—0.22%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$839,655	839,655
Deutsche Bank AG
5.35%, 08/08/07	1,049,568	1,049,568

		1,889,223

Commercial Paper (c)—1.74%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07 (d)	399,302	398,464

Security	Principal	Value
Short-Term Investments (Cont.)
Commercial Paper (Cont.)
BNP Paribas Finance Inc.
5.11%, 06/06/07	$146,940	$145,582
Bryant Park Funding LLC
5.28%, 04/23/07 (d)	629,741	627,801
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07 (d)	314,870	314,076
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07 (d)	629,741	628,353
Crown Point Capital Co. LLC
5.20% - 5.28%, 04/04/07 - 07/18/07 (d)	1,749,852	1,741,862
Edison Asset Securitization LLC
5.21% - 5.39%, 04/02/07 - 04/11/07 (d)	1,013,643	1,013,416
Five Finance Inc.
5.22%, 04/20/07 (d)	193,121	192,616
General Electric Capital Corp.
5.11% - 5.20%, 06/04/07 - 07/17/07 (d)	734,698	725,451
Giro Funding Corp.
5.29%, 04/23/07 (d)	419,827	418,532
Grampian Funding LLC
5.13% - 5.23%, 04/23/07 - 06/06/07 (d)	818,663	812,248
Irish Permanent Treasury PLC
5.18%, 07/10/07 (d)	209,914	206,923

See accompanying notes to schedules of investments.

LIFEPATH 2010 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Commercial Paper (Cont.)
KKR Atlantic Funding Trust
5.29% - 5.30%, 04/23/07 - 04/27/07 (d)	$629,741	$627,611
KKR Pacific Funding Trust
5.29%, 04/24/07 (d)	314,870	313,852
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07 (d)	530,443	523,863
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07 (d)	947,113	942,537
Nationwide Building Society
5.21%, 04/13/07 (d)	398,836	398,201
Nestle Capital Corp.
5.19%, 08/09/07	251,896	247,212
Park Granada LLC
5.50%, 04/02/07 (d)	885,101	885,100
Park Sienna LLC
5.50%, 04/02/07 (d)	83,965	83,965
Sedna Finance Inc.
5.22%, 04/17/07 (d)	239,302	238,781
Simba Funding Corp.
5.20%, 07/23/07 (d)	419,827	413,035
Societe Generale
5.18%, 05/16/07	1,049,568	1,042,923
Tulip Funding Corp.
5.30%, 04/26/07 (d)	567,355	565,350
Variable Funding Capital Corp.
5.41%, 04/02/07 (d)	684,033	684,033
Westpac Banking Corp.
5.20%, 07/12/07 (d)	377,844	372,332
Zela Finance Inc.
5.20%, 07/16/07 (d)	251,896	248,076

		14,812,195

Security	Shares or Principal	Value
Short-Term Investments (Cont.)
Medium-Term Notes (c)—0.13%
Bank of America N.A.
5.28%, 04/20/07	$104,957	$104,957
Cullinan Finance Corp.
5.71%, 06/28/07 (d)	314,870	314,870
K2 USA LLC
5.39%, 06/04/07 (d)	314,870	314,870
Sigma Finance Inc.
5.51%, 06/18/07 (d)	344,258	344,258

		1,078,955

Money Market Funds—0.29%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31% (a)(e)	2,500,687	2,500,687

		2,500,687

Repurchase Agreements (c)—2.28%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,234,857 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $1,318,991, 3.75% to 8.50%, 5/15/08 to 6/12/46).	$1,234,292	1,234,292
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $840,038 (collateralized by non-U.S. Government debt securities, value $865,793, 6.00% to 7.40%, 5/15/11 to 11/15/25).	839,654	839,654

See accompanying notes to schedules of investments.

LIFEPATH 2010 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (Cont.)
Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $798,030 (collateralized by U.S. Government obligations, value $814,517, 5.50%, 12/1/34).	$797,672	$797,672
Bear Stearns Companies Inc. (The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $630,030 (collateralized by non-U.S. Government debt securities, value $650,133, 1.00% to 10.00%, 10/17/18 to 11/25/52).	629,741	629,741
BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $1,050,047 (collateralized by non-U.S. Government debt securities, value $1,146,546, 4.50% to 7.84%, 12/1/07 to 7/15/21).	1,049,568	1,049,568
BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $42,002 (collateralized by non-U.S. Government debt securities, value $44,098, 4.50% to 7.84%, 12/1/07 to 7/15/21).	41,983	41,983

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (Cont.)
Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $2,730,124 (collateralized by non-U.S. Government debt securities, value $2,905,472, 0.00% to 6.01%, 5/27/33 to 3/15/37).	$2,728,876	$2,728,876
Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $462,024 (collateralized by non-U.S. Government debt securities, value $491,698, 0.00% to 6.01%, 5/27/33 to 3/15/37).	461,810	461,810
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $252,013 (collateralized by non-U.S. Government debt securities, value $268,200, 0.00% to 6.01%, 5/27/33 to 3/15/37).	251,896	251,896
Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $1,470,066 (collateralized by non-U.S. Government debt securities, value $1,544,557, 4.70% to 6.25%, 11/25/35 to 10/17/48).	1,469,395	1,469,395

See accompanying notes to schedules of investments.

LIFEPATH 2010 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (Cont.)
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $840,038 (collateralized by non-U.S. Government debt securities, value $882,604, 0.00% to 8.85%, 8/15/09 to 10/15/49).	$839,654	$839,654
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $995,895 (collateralized by non-U.S. Government debt securities, value $1,033,749, 0.00% to 5.68%, 4/17/07 to 1/25/47).	995,440	995,440
Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $420,023 (collateralized by non-U.S. Government debt securities, value $464,087, 5.65% to 9.49%, 1/1/17 to 6/1/48).	419,827	419,827
HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $210,010 (collateralized by non-U.S. Government debt securities, value $220,667, 3.73% to 5.33%, 12/1/35 to 6/1/46).	209,914	209,914
JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $105,005 (collateralized by non-U.S. Government debt securities, value $110,332, 4.70% to 8.75%, 6/1/10 to 3/15/32).	104,957	104,957

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (Cont.)
Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $2,940,154 (collateralized by non-U.S. Government debt securities, value $3,738,495, 1.13% to 10.07%, 1/15/09 to 10/12/49).	$2,938,790	$2,938,790
Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $420,019 (collateralized by non-U.S. Government debt securities, value $432,915, 3.60% to 10.13%, 7/15/07 to 7/1/26).	419,827	419,827
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $2,100,096 (collateralized by non-U.S. Government debt securities, value $2,208,229, 4.22% to 8.32%, 1/17/14 to 12/20/54).	2,099,136	2,099,136
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $420,019 (collateralized by non-U.S. Government debt securities, value $436,839, 0.00% to 10.00%, 4/1/07 to 3/31/37).	419,827	419,827

See accompanying notes to schedules of investments.

LIFEPATH 2010 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (Cont.)
Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $310,960 (collateralized by non-U.S. Government debt securities, value $399,946, 0.00% to 10.00%, 4/1/07 to 3/31/37). (f)	$293,879	$293,879
Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $1,134,053 (collateralized by non-U.S. Government debt securities, value $1,191,515, 0.06% to 8.32%, 5/15/09 to 3/15/49).	1,133,533	1,133,533

		19,379,671

Time Deposits (c)—0.58%
Bank of Montreal
5.25%, 04/02/07	850,583	850,583
Credit Suisse First Boston NY
5.32%, 04/03/07	2,099,136	2,099,136
Danske Bank
5.46%, 04/02/07	1,259,482	1,259,482
Deutsche Bank AG
5.25%, 04/02/07	734,916	734,916

		4,944,117

Variable & Floating Rate Notes (c)—3.52%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 04/08/08 (d)	1,074,758	1,074,855

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (Cont.)
American Express Centurion Bank
5.41%, 07/19/07	$461,810	$461,969
American Express Credit Corp.
5.42%, 03/05/08	125,948	126,004
AmeriCredit Automobile Receivables Trust
5.34%, 04/06/07	770	770
Arkle Master Issuer PLC
5.30%, 11/19/07 (d)	314,870	314,870
ASIF Global Financing
5.40%, 05/03/07 (d)	41,983	41,985
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08 (d)	272,888	272,888
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08 (d)	608,749	608,765
Beta Finance Inc.
5.29% - 5.53%, 04/25/07 - 07/25/07 (d)	1,070,559	1,070,573
BMW US Capital LLC
5.32%, 04/15/08 (d)	419,827	419,827
BNP Paribas
5.33%, 11/19/07 (d)	776,680	776,680
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07 (d)	403,034	403,003
Carlyle Loan Investment Ltd.
5.37%, 05/15/07 - 07/15/07 (d)	272,888	272,888
CC USA Inc.
5.35%, 07/30/07 (d)	209,914	209,922
Commodore CDO Ltd.
5.42%, 12/12/07 (d)	90,242	90,242
Credit Agricole SA
5.33%, 11/23/07	419,827	419,827
Cullinan Finance Corp.
5.36%, 04/25/07 (d)	104,957	104,957

See accompanying notes to schedules of investments.

LIFEPATH 2010 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (Cont.)
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07 (d)	$19,358	$19,358
DEPFA Bank PLC
5.39%, 12/14/07 (d)	419,827	419,827
Dorada Finance Inc.
5.32% - 5.53%, 06/27/07 - 07/17/07 (d)	482,801	482,806
Fifth Third Bancorp
5.32%, 02/22/08 (d)	839,654	839,654
Five Finance Inc.
5.30% - 5.49%, 06/29/07 - 07/13/07 (d)	272,888	272,878
General Electric Capital Corp.
5.28% - 5.44%, 07/09/07 - 04/24/08	440,819	440,851
Granite Master Issuer PLC
5.29%, 08/20/07 (d)	1,469,395	1,469,395
Harrier Finance Funding LLC
5.11% - 5.36%, 06/06/07 - 08/15/07 (d)	965,603	961,727
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	629,741	629,770
HBOS Treasury Services PLC
5.41%, 01/24/08 (d)	419,827	419,827
Holmes Financing PLC
5.29%, 07/16/07 (d)	734,698	734,698
JP Morgan Securities Inc.
5.52%, 11/16/07	839,654	839,654
JPMorgan Chase & Co.
5.29% - 5.57%, 07/27/07 - 02/29/08 (f)	1,154,525	1,154,524

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (Cont.)
K2 USA LLC
5.20% - 5.31%, 04/02/07 - 06/28/07 (d)	$314,870	$314,867
Kestrel Funding LLC
5.30%, 07/11/07 (d)	167,931	167,926
Kommunalkredit Austria AG
5.32%, 02/08/08 (d)	251,896	251,896
Leafs LLC
5.32%, 01/22/08 (d)	405,974	405,974
Links Finance LLC
5.28% - 5.47%, 05/10/07 - 05/16/07 (d)	461,810	461,805
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07 (d)	148,011	148,011
Marshall & Ilsley Bank
5.32%, 02/15/08	230,905	230,905
Master Funding LLC
5.35%, 04/25/07 - 05/25/07 (d)	759,774	759,773
Merrill Lynch & Co. Inc.
5.58%, 05/30/07 (f)	461,810	461,810
Metropolitan Life Global Funding I
5.35%, 04/04/08 (d)	629,741	629,741
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07 (d)(f)	41,983	41,983
Mound Financing PLC
5.29%, 05/08/07 (d)	394,638	394,638
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08 (d)	671,724	671,717
National City Bank of Indiana
5.34%, 05/21/07	209,914	209,916
Nationwide Building Society
5.36% - 5.48%, 07/20/07 - 04/04/08 (d)	1,385,430	1,385,553

See accompanying notes to schedules of investments.

LIFEPATH 2010 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (Cont.)
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08 (d)	$420,877	$420,829
Northern Rock PLC
5.38%, 02/01/08 (d)	503,793	503,801
Pricoa Global Funding I
5.31%, 02/27/08 (d)	566,767	566,767
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07 (d)	608,749	608,747
Skandinaviska Enskilda Banken
5.32%, 02/15/08 (d)	419,827	419,827
Strips III LLC
5.37%, 07/24/07 (d)	82,722	82,722
SunTrust Bank
5.29%, 05/01/07	419,827	419,829
Tango Finance Corp.
5.27% - 5.33%, 04/25/07 - 07/16/07 (d)	1,024,378	1,024,354
Union Hamilton Special Funding LLC
5.35%, 06/15/07 - 06/21/07 (d)	272,888	272,888
Wachovia Asset Securitization Inc.
5.31%, 04/25/07 (d)	456,582	456,583
Wachovia Bank N.A.
5.48%, 05/22/07	1,062,163	1,062,164
Wal-Mart Stores Inc.
5.50%, 07/16/07 (d)	314,870	314,931
Wells Fargo & Co.
5.33%, 11/15/07 (d)	209,914	209,921
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07 (d)	314,870	314,872
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07 (d)	1,259,482	1,259,394

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (Cont.)
Wind Master Trust
5.31%, 07/25/07 (d)	$167,931	$167,931

		29,997,069

Total Short-Term Investments
(Cost: $74,601,917)		74,601,917

Total Investments — 109.03%		928,092,701

Other Assets, Less Liabilities — (9.03)%		(76,888,272)

Net Assets — 100.00%		$851,204,429

(a)	Affiliated issuer. See Note 2.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

See accompanying notes to schedules of investments.

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2007

(Unaudited)

Security	Shares or Principal	Value
Master Portfolios—65.58%
Active Stock Master Portfolio (a)		$561,393,580
CoreAlpha Bond Master Portfolio (a)		442,530,749

Total Master Portfolios		1,003,924,329

Exchange-Traded Funds—35.52%
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	643,131	66,364,688
iShares Lehman TIPS Bond Fund (a)(b)	788,861	79,674,961
iShares MSCI EAFE Index Fund (a)(b)	3,509,225	267,613,498
iShares S&P MidCap 400 Index Fund (a)(b)	996,743	84,324,458
iShares S&P SmallCap 600 Index Fund (a)(b)	675,149	45,822,363

Total Exchange-Traded Funds
(Cost: $437,087,218)		543,799,968

Short-Term Investments—6.30%
Certificates of Deposit (c)—0.16%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$1,060,624	1,060,624
Deutsche Bank AG
5.35%, 08/08/07	1,325,779	1,325,779

		2,386,403

Commercial Paper (c)—1.22%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07 (d)	504,385	503,312

Security	Principal	Value
Short-Term Investments (Cont.)
Commercial Paper (Cont.)
BNP Paribas Finance Inc.
5.11%, 06/06/07	$185,609	$183,895
Bryant Park Funding LLC
5.28%, 04/23/07 (d)	795,468	793,018
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07 (d)	397,734	396,730
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07 (d)	795,468	793,714
Crown Point Capital Co. LLC
5.20% - 5.28%, 04/04/07 - 07/18/07 (d)	2,210,355	2,200,263
Edison Asset Securitization LLC
5.21% - 5.39%, 04/02/07 - 04/11/07 (d)	1,280,401	1,280,115
Five Finance Inc.
5.22%, 04/20/07 (d)	243,943	243,307
General Electric Capital Corp.
5.11% - 5.20%, 06/04/07 - 07/17/07 (d)	928,046	916,366
Giro Funding Corp.
5.29%, 04/23/07 (d)	530,312	528,675
Grampian Funding LLC
5.13% - 5.23%, 04/23/07 - 06/06/07 (d)	1,034,108	1,026,004
Irish Permanent Treasury PLC
5.18%, 07/10/07 (d)	265,156	261,379
KKR Atlantic Funding Trust
5.29% - 5.30%, 04/23/07 - 04/27/07 (d)	795,468	792,776
KKR Pacific Funding Trust
5.29%, 04/24/07 (d)	397,734	396,448
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07(d)	670,038	661,725

See accompanying notes to schedules of investments.

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Commercial Paper (Cont.)
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07 (d)	$1,196,362	$1,190,581
Nationwide Building Society
5.21%, 04/13/07 (d)	503,796	502,994
Nestle Capital Corp.
5.19%, 08/09/07	318,187	312,270
Park Granada LLC
5.50%, 04/02/07 (d)	1,118,030	1,118,030
Park Sienna LLC
5.50%, 04/02/07 (d)	106,062	106,062
Sedna Finance Inc.
5.22%, 04/17/07 (d)	302,278	301,620
Simba Funding Corp.
5.20%, 07/23/07 (d)	530,312	521,732
Societe Generale
5.18%, 05/16/07	1,325,779	1,317,386
Tulip Funding Corp.
5.30%, 04/26/07 (d)	716,663	714,131
Variable Funding Capital Corp.
5.41%, 04/02/07 (d)	864,048	864,048
Westpac Banking Corp.
5.20%, 07/12/07 (d)	477,281	470,318
Zela Finance Inc.
5.20%, 07/16/07 (d)	318,187	313,361

		18,710,260

Medium-Term Notes (c)—0.09%
Bank of America N.A.
5.28%, 04/20/07	132,578	132,578
Cullinan Finance Corp.
5.71%, 06/28/07 (d)	397,734	397,734
K2 USA LLC
5.39%, 06/04/07 (d)	397,734	397,734
Sigma Finance Inc.
5.51%, 06/18/07 (d)	434,856	434,856

		1,362,902

Security	Shares or Principal	Value
Short-Term Investments (Cont.)
Money Market Funds— 0.35%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31% (a)(e)	5,305,111	$5,305,111

		5,305,111

Repurchase Agreements (c)—1.60%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,061,109 (collateralized by non-U.S. Government debt securities, value $1,093,640, 6.00% to 7.40%, 5/15/11 to 11/15/25).	$1,060,624	1,060,624
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,559,830 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $1,666,105, 3.75% to 8.50%, 5/15/08 to 6/12/46).	1,559,117	1,559,117

See accompanying notes to schedules of investments.

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (Cont.)
Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $1,008,044 (collateralized by U.S. Government obligations, value $1,028,871, 5.50%, 12/1/34).	$1,007,592	$1,007,592
Bear Stearns Companies Inc. (The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $795,833 (collateralized by non-U.S. Government debt securities, value $821,226, 1.00% to 10.00%, 10/17/18 to 11/25/52).	795,468	795,468
BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $1,326,384 (collateralized by non-U.S. Government debt securities, value $1,448,279, 4.50% to 7.84%, 12/1/07 to 7/15/21).	1,325,779	1,325,779
BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $53,055 (collateralized by non-U.S. Government debt securities, value $55,703, 4.50% to 7.84%, 12/1/07 to 7/15/21).	53,031	53,031

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (Cont.)
Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $3,448,604 (collateralized by non-U.S. Government debt securities, value $3,670,096, 0.00% to 6.01%, 5/27/33 to 3/15/37).	$3,447,027	$3,447,027
Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $583,613 (collateralized by non-U.S. Government debt securities, value $621,096, 0.00% to 6.01%, 5/27/33 to 3/15/37).	583,343	583,343
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $318,335 (collateralized by non-U.S. Government debt securities, value $338,781, 0.00% to 6.01%, 5/27/33 to 3/15/37).	318,187	318,187
Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $1,856,939 (collateralized by non-U.S. Government debt securities, value $1,951,033, 4.70% to 6.25%, 11/25/35 to 10/17/48).	1,856,091	1,856,091

See accompanying notes to schedules of investments.

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (Cont.)
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,061,109 (collateralized by non-U.S. Government debt securities, value $1,114,876, 0.00% to 8.85%, 8/15/09 to 10/15/49).	$1,060,624	$1,060,624
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,257,981 (collateralized by non-U.S. Government debt securities, value $1,305,798, 0.00% to 5.68%, 4/17/07 to 1/25/47).	1,257,406	1,257,406
Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $530,559 (collateralized by non-U.S. Government debt securities, value $586,219, 5.65% to 9.49%, 1/1/17 to 6/1/48).	530,312	530,312
HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $265,277 (collateralized by non-U.S. Government debt securities, value $278,739, 3.73% to 5.33%, 12/1/35 to 6/1/46).	265,156	265,156

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (Cont.)
JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $132,639 (collateralized by non-U.S. Government debt securities, value $139,368, 4.70% to 8.75%, 6/1/10 to 3/15/32).	$132,578	$132,578
Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $3,713,905 (collateralized by non-U.S. Government debt securities, value $4,722,343, 1.13% to 10.07%, 1/15/09 to 10/12/49).	3,712,182	3,712,182
Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $530,555 (collateralized by non-U.S. Government debt securities, value $546,844, 3.60% to 10.13%, 7/15/07 to 7/1/26).	530,312	530,312
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $2,652,772 (collateralized by non-U.S. Government debt securities, value $2,789,362, 4.22% to 8.32%, 1/17/14 to 12/20/54).	2,651,559	2,651,559
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $530,555 (collateralized by non-U.S. Government debt securities, value $551,801, 0.00% to 10.00%, 4/1/07 to 3/31/37).	530,312	530,312

See accompanying notes to schedules of investments.

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (Cont.)
Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $392,794 (collateralized by non-U.S. Government debt securities, value $505,199, 0.00% to 10.00%, 4/1/07 to 3/31/37).(f)	$371,218	$371,218
Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $1,432,499 (collateralized by non-U.S. Government debt securities, value $1,505,083, 0.06% to 8.32%, 5/15/09 to 3/15/49).	1,431,842	1,431,842

		24,479,760

Time Deposits (c)—0.41%
Bank of Montreal
5.25%, 04/02/07	1,074,428	1,074,428
Credit Suisse First Boston NY
5.32%, 04/03/07	2,651,559	2,651,559
Danske Bank
5.46%, 04/02/07	1,590,935	1,590,935
Deutsche Bank AG
5.25%, 04/02/07	928,321	928,321

		6,245,243

Variable & Floating Rate Notes (c)—2.47%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 04/08/08 (d)	1,357,598	1,357,722

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (Cont.)
American Express Centurion Bank
5.41%, 07/19/07	$583,343	$583,544
American Express Credit Corp.
5.42%, 03/05/08	159,094	159,164
AmeriCredit Automobile Receivables Trust
5.34%, 04/06/07	972	972
Arkle Master Issuer PLC
5.30%, 11/19/07 (d)	397,734	397,734
ASIF Global Financing
5.40%, 05/03/07 (d)	53,031	53,034
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08 (d)	344,703	344,703
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08 (d)	768,952	768,972
Beta Finance Inc.
5.29% - 5.53%, 04/25/07 - 07/25/07 (d)	1,352,295	1,352,313
BMW US Capital LLC
5.32%, 04/15/08 (d)	530,312	530,312
BNP Paribas
5.33%, 11/19/07 (d)	981,077	981,077
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07 (d)	509,099	509,060
Carlyle Loan Investment Ltd.
5.37%, 05/15/07 - 07/15/07 (d)	344,703	344,702
CC USA Inc.
5.35%, 07/30/07 (d)	265,156	265,167
Commodore CDO Ltd.
5.42%, 12/12/07 (d)	113,990	113,990
Credit Agricole SA
5.33%, 11/23/07	530,312	530,312
Cullinan Finance Corp.
5.36%, 04/25/07 (d)	132,578	132,578

See accompanying notes to schedules of investments.

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (Cont.)
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07 (d)	$24,453	$24,453
DEPFA Bank PLC
5.39%, 12/14/07 (d)	530,312	530,312
Dorada Finance Inc.
5.32% - 5.53%, 06/27/07 - 07/17/07 (d)	609,859	609,864
Fifth Third Bancorp
5.32%, 02/22/08 (d)	1,060,624	1,060,624
Five Finance Inc.
5.30% - 5.49%, 06/29/07 - 07/13/07 (d)	344,703	344,689
General Electric Capital Corp.
5.28% - 5.44%, 07/09/07 - 04/24/08	556,827	556,868
Granite Master Issuer PLC
5.29%, 08/20/07 (d)	1,856,091	1,856,091
Harrier Finance Funding LLC
5.11% - 5.36%, 06/06/07 - 08/15/07 (d)	1,219,717	1,214,821
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	795,468	795,506
HBOS Treasury Services PLC
5.41%, 01/24/08 (d)	530,312	530,312
Holmes Financing PLC
5.29%, 07/16/07 (d)	928,046	928,046
JP Morgan Securities Inc.
5.52%, 11/16/07	1,060,624	1,060,624
JPMorgan Chase & Co.
5.29% - 5.57%, 07/27/07 - 02/29/08 (f)	1,458,357	1,458,358

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (Cont.)
K2 USA LLC
5.20% - 5.31%, 04/02/07 - 06/28/07 (d)	$397,734	$397,729
Kestrel Funding LLC
5.30%, 07/11/07 (d)	212,125	212,118
Kommunalkredit Austria AG
5.32%, 02/08/08 (d)	318,187	318,187
Leafs LLC
5.32%, 01/22/08 (d)	512,812	512,812
Links Finance LLC
5.28% - 5.47%, 05/10/07 - 05/16/07 (d)	583,343	583,336
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07 (d)	186,962	186,962
Marshall & Ilsley Bank
5.32%, 02/15/08	291,671	291,671
Master Funding LLC
5.35%, 04/25/07 - 05/25/07 (d)	959,721	959,722
Merrill Lynch & Co. Inc.
5.58%, 05/30/07 (f)	583,343	583,343
Metropolitan Life Global Funding I
5.35%, 04/04/08 (d)	795,468	795,468
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07 (d)(f)	53,031	53,031
Mound Financing PLC
5.29%, 05/08/07 (d)	498,493	498,493
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08 (d)	848,499	848,492
National City Bank of Indiana
5.34%, 05/21/07	265,156	265,159
Nationwide Building Society
5.36% - 5.48%, 07/20/07 - 04/04/08 (d)	1,750,029	1,750,185

See accompanying notes to schedules of investments.

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (Cont.)
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08 (d)	$531,638	$531,578
Northern Rock PLC
5.38%, 02/01/08 (d)	636,374	636,385
Pricoa Global Funding I
5.31%, 02/27/08 (d)	715,921	715,921
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07 (d)	768,952	768,949
Skandinaviska Enskilda Banken
5.32%, 02/15/08 (d)	530,312	530,312
Strips III LLC
5.37%, 07/24/07 (d)	104,491	104,491
SunTrust Bank
5.29%, 05/01/07	530,312	530,313
Tango Finance Corp.
5.27% - 5.33%, 04/25/07 - 07/16/07 (d)	1,293,961	1,293,931
Union Hamilton Special Funding LLC
5.35%, 06/15/07 - 06/21/07 (d)	344,703	344,703
Wachovia Asset Securitization Inc.
5.31%, 04/25/07 (d)	576,740	576,739
Wachovia Bank N.A.
5.48%, 05/22/07	1,341,689	1,341,690
Wal-Mart Stores Inc.
5.50%, 07/16/07 (d)	397,734	397,811
Wells Fargo & Co.
5.33%, 11/15/07 (d)	265,156	265,165
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07 (d)	397,734	397,737

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (Cont.)
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07 (d)	$1,590,935	$1,590,825
Wind Master Trust
5.31%, 07/25/07 (d)	212,125	212,125

		37,891,307

Total Short-Term Investments
(Cost: $96,380,986)		96,380,986

Total Investments — 107.40%		1,644,105,283

Other Assets, Less Liabilities — (7.40)%		(113,350,026)

Net Assets — 100.00%		$1,530,755,257

(a)	Affiliated issuer. See Note 2.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

See accompanying notes to schedules of investments.

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2007

(Unaudited)

Security	Shares or Principal	Value
Master Portfolios—62.43%
Active Stock Master Portfolio (a)		$500,208,994
CoreAlpha Bond Master Portfolio (a)		188,902,233

Total Master Portfolios		689,111,227

Exchange-Traded Funds—39.01%
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	558,713	57,653,595
iShares Lehman TIPS Bond Fund (a)	302,171	30,519,271
iShares MSCI EAFE Index Fund (a)(b)	3,064,239	233,678,866
iShares S&P MidCap 400 Index Fund (a)	842,439	71,270,340
iShares S&P SmallCap 600 Index Fund (a)(b)	551,820	37,452,023

Total Exchange-Traded Funds
(Cost: $345,123,365)		430,574,095

Short-Term Investments—10.82%
Certificates of Deposit (c)—0.27%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$1,340,695	1,340,695
Deutsche Bank AG
5.35%, 08/08/07	1,675,868	1,675,868

		3,016,563

Commercial Paper (c)—2.14%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07 (d)	637,574	636,221

Security	Principal	Value
Short-Term Investments (Cont.)
Commercial Paper (Cont.)
BNP Paribas Finance Inc.
5.11%, 06/06/07	$234,621	$232,455
Bryant Park Funding LLC
5.28%, 04/23/07 (d)	1,005,521	1,002,424
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07 (d)	502,760	501,492
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07 (d)	1,005,521	1,003,304
Crown Point Capital Co. LLC
5.20% - 5.28%, 04/04/07 - 07/18/07 (d)	2,794,026	2,781,268
Edison Asset Securitization LLC
5.21% - 5.39%, 04/02/07 - 04/11/07 (d)	1,618,506	1,618,144
Five Finance Inc.
5.22%, 04/20/07 (d)	308,360	307,555
General Electric Capital Corp.
5.11% - 5.20%, 06/04/07 - 07/17/07 (d)	1,173,107	1,158,343
Giro Funding Corp.
5.29%, 04/23/07 (d)	670,347	668,278
Grampian Funding LLC
5.13% - 5.23%, 04/23/07 - 06/06/07 (d)	1,307,177	1,296,934
Irish Permanent Treasury PLC
5.18%, 07/10/07 (d)	335,174	330,399
KKR Atlantic Funding Trust
5.29% - 5.30%, 04/23/07 - 04/27/07 (d)	1,005,521	1,002,119
KKR Pacific Funding Trust
5.29%, 04/24/07 (d)	502,760	501,135

See accompanying notes to schedules of investments.

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Commercial Paper (Cont.)
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07 (d)	$846,970	$836,462
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07 (d)	1,512,276	1,504,968
Nationwide Building Society
5.21%, 04/13/07 (d)	636,830	635,816
Nestle Capital Corp.
5.19%, 08/09/07	402,208	394,728
Park Granada LLC
5.50%, 04/02/07 (d)	1,413,259	1,413,259
Park Sienna LLC
5.50%, 04/02/07 (d)	134,069	134,069
Sedna Finance Inc.
5.22%, 04/17/07 (d)	382,098	381,267
Simba Funding Corp.
5.20%, 07/23/07 (d)	670,347	659,502
Societe Generale
5.18%, 05/16/07	1,675,868	1,665,257
Tulip Funding Corp.
5.30%, 04/26/07 (d)	905,907	902,706
Variable Funding Capital Corp.
5.41%, 04/02/07 (d)	1,092,210	1,092,210
Westpac Banking Corp.
5.20%, 07/12/07 (d)	603,312	594,511
Zela Finance Inc.
5.20%, 07/16/07 (d)	402,208	396,108

		23,650,934

Medium-Term Notes (c)—0.16%
Bank of America N.A.
5.28%, 04/20/07	167,587	167,587
Cullinan Finance Corp.
5.71%, 06/28/07 (d)	502,760	502,760

Security	Shares or Principal	Value
Short-Term Investments (Cont.)
Medium-Term Notes (Cont.)
K2 USA LLC
5.39%, 06/04/07 (d)	$502,760	$502,760
Sigma Finance Inc.
5.51%, 06/18/07 (d)	549,685	549,685

		1,722,792

Money Market Funds—0.39%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31% (a)(e)	4,351,139	4,351,139

		4,351,139

Repurchase Agreements (c)—2.80%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,341,307 (collateralized by non-U.S. Government debt securities, value $1,382,429, 6.00% to 7.40%, 5/15/11 to 11/15/25).	$1,340,694	1,340,694
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,971,722 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $2,106,061, 3.75% to 8.50%, 5/15/08 to 6/12/46).	1,970,820	1,970,820

See accompanying notes to schedules of investments.

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (Cont.)
Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $1,274,230 (collateralized by U.S. Government obligations, value $1,300,557, 5.50%, 12/1/34).	$1,273,659	$1,273,659
Bear Stearns Companies Inc. (The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $1,005,981 (collateralized by non-U.S. Government debt securities, value $1,038,080, 1.00% to 10.00%, 10/17/18 to 11/25/52).	1,005,520	1,005,520
BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $1,676,633 (collateralized by non-U.S. Government debt securities, value $1,830,714, 4.50% to 7.84%, 12/1/07 to 7/15/21).	1,675,868	1,675,868
BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $67,066 (collateralized by non-U.S. Government debt securities, value $70,412, 4.50% to 7.84%, 12/1/07 to 7/15/21).	67,035	67,035

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (Cont.)
Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $4,359,249 (collateralized by non-U.S. Government debt securities, value $4,639,229, 0.00% to 6.01%, 5/27/33 to 3/15/37).	$4,357,256	$4,357,256
Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $737,723 (collateralized by non-U.S. Government debt securities, value $785,104, 0.00% to 6.01%, 5/27/33 to 3/15/37).	737,382	737,382
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $402,395 (collateralized by non-U.S. Government debt securities, value $428,240, 0.00% to 6.01%, 5/27/33 to 3/15/37).	402,208	402,208

See accompanying notes to schedules of investments.

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (Cont.)
Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $2,347,286 (collateralized by non-U.S. Government debt securities, value $2,466,227, 4.70% to 6.25%, 11/25/35 to 10/17/48).	$2,346,215	$2,346,215
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,341,307 (collateralized by non-U.S. Government debt securities, value $1,409,273, 0.00% to 8.85%, 8/15/09 to 10/15/49).	1,340,694	1,340,694
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,590,167 (collateralized by non-U.S. Government debt securities, value $1,650,609, 0.00% to 5.68%, 4/17/07 to 1/25/47).	1,589,440	1,589,440
Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $670,659 (collateralized by non-U.S. Government debt securities, value $741,018, 5.65% to 9.49%, 1/1/17 to 6/1/48).	670,347	670,347

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (Cont.)
HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $335,327 (collateralized by non-U.S. Government debt securities, value $352,344, 3.73% to 5.33%, 12/1/35 to 6/1/46).	$335,174	$335,174
JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $167,664 (collateralized by non-U.S. Government debt securities, value $176,170, 4.70% to 8.75%, 6/1/10 to 3/15/32).	167,587	167,587
Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $4,694,608 (collateralized by non-U.S. Government debt securities, value $5,969,334, 1.13% to 10.07%, 1/15/09 to 10/12/49).	4,692,430	4,692,430
Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $670,654 (collateralized by non-U.S. Government debt securities, value $691,245, 3.60% to 10.13%, 7/15/07 to 7/1/26).	670,347	670,347

See accompanying notes to schedules of investments.

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (Cont.)
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $3,353,268 (collateralized by non-U.S. Government debt securities, value $3,525,926, 4.22% to 8.32%, 1/17/14 to 12/20/54).	$3,351,735	$3,351,735
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $670,654 (collateralized by non-U.S. Government debt securities, value $697,510, 0.00% to 10.00%, 4/1/07 to 3/31/37).	670,347	670,347
Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $496,517 (collateralized by non-U.S. Government debt securities, value $638,603, 0.00% to 10.00%, 4/1/07 to 3/31/37). (f)	469,243	469,243
Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $1,810,768 (collateralized by non-U.S. Government debt securities, value $1,902,518, 0.06% to 8.32%, 5/15/09 to 3/15/49).	1,809,937	1,809,937

		30,943,938

Security	Principal	Value
Short-Term Investments (Cont.)
Time Deposits (c)—0.72%
Bank of Montreal
5.25%, 04/02/07	$1,358,143	$1,358,143
Credit Suisse First Boston NY
5.32%, 04/03/07	3,351,735	3,351,735
Danske Bank
5.46%, 04/02/07	2,011,041	2,011,041
Deutsche Bank AG
5.25%, 04/02/07	1,173,456	1,173,456

		7,894,375

Variable & Floating Rate Notes (c)—4.34%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 04/08/08 (d)	1,716,088	1,716,237
American Express Centurion Bank
5.41%, 07/19/07	737,382	737,636
American Express Credit Corp.
5.42%, 03/05/08	201,104	201,194
AmeriCredit Automobile Receivables Trust
5.34%, 04/06/07	1,229	1,229
Arkle Master Issuer PLC
5.30%, 11/19/07 (d)	502,760	502,760
ASIF Global Financing
5.40%, 05/03/07 (d)	67,035	67,038
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08 (d)	435,726	435,726
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08 (d)	972,003	972,029
Beta Finance Inc.
5.29% - 5.53%, 04/25/07 - 07/25/07 (d)	1,709,385	1,709,407

See accompanying notes to schedules of investments.

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (Cont.)
BMW US Capital LLC
5.32%, 04/15/08 (d)	$670,347	$670,347
BNP Paribas
5.33%, 11/19/07 (d)	1,240,142	1,240,142
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07 (d)	643,533	643,483
Carlyle Loan Investment Ltd.
5.37%, 05/15/07 - 07/15/07 (d)	435,726	435,726
CC USA Inc.
5.35%, 07/30/07 (d)	335,174	335,187
Commodore CDO Ltd.
5.42%, 12/12/07 (d)	144,091	144,091
Credit Agricole SA
5.33%, 11/23/07	670,347	670,347
Cullinan Finance Corp.
5.36%, 04/25/07 (d)	167,587	167,587
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07 (d)	30,910	30,910
DEPFA Bank PLC
5.39%, 12/14/07 (d)	670,347	670,347
Dorada Finance Inc.
5.32% - 5.53%, 06/27/07 - 07/17/07 (d)	770,899	770,906
Fifth Third Bancorp
5.32%, 02/22/08 (d)	1,340,694	1,340,694
Five Finance Inc.
5.30% - 5.49%, 06/29/07 - 07/13/07 (d)	435,726	435,709
General Electric Capital Corp.
5.28% - 5.44%, 07/09/07 - 04/24/08	703,864	703,916
Granite Master Issuer PLC
5.29%, 08/20/07 (d)	2,346,215	2,346,215

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (Cont.)
Harrier Finance Funding LLC
5.11% - 5.36%, 06/06/07 - 08/15/07 (d)	$1,541,798	$1,535,609
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	1,005,521	1,005,568
HBOS Treasury Services PLC
5.41%, 01/24/08 (d)	670,347	670,347
Holmes Financing PLC
5.29%, 07/16/07 (d)	1,173,107	1,173,107
JP Morgan Securities Inc.
5.52%, 11/16/07	1,340,694	1,340,694
JPMorgan Chase & Co.
5.29% - 5.57%, 07/27/07 - 02/29/08 (f)	1,843,454	1,843,454
K2 USA LLC
5.20% - 5.31%, 04/02/07 - 06/28/07 (d)	502,760	502,753
Kestrel Funding LLC
5.30%, 07/11/07 (d)	268,139	268,131
Kommunalkredit Austria AG
5.32%, 02/08/08 (d)	402,208	402,208
Leafs LLC
5.32%, 01/22/08 (d)	648,227	648,227
Links Finance LLC
5.28% - 5.47%, 05/10/07 - 05/16/07 (d)	737,382	737,374
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07 (d)	236,332	236,332
Marshall & Ilsley Bank
5.32%, 02/15/08	368,691	368,691
Master Funding LLC
5.35%, 04/25/07 - 05/25/07 (d)	1,213,147	1,213,147

See accompanying notes to schedules of investments.

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (Cont.)
Merrill Lynch & Co. Inc.
5.58%, 05/30/07 (f)	$737,382	$737,382
Metropolitan Life Global Funding I
5.35%, 04/04/08 (d)	1,005,521	1,005,520
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07 (d)(f)	67,035	67,035
Mound Financing PLC
5.29%, 05/08/07 (d)	630,126	630,126
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08 (d)	1,072,555	1,072,546
National City Bank of Indiana
5.34%, 05/21/07	335,174	335,177
Nationwide Building Society
5.36% - 5.48%, 07/20/07 - 04/04/08 (d)	2,212,145	2,212,343
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08 (d)	672,023	671,948
Northern Rock PLC
5.38%, 02/01/08 (d)	804,416	804,430
Pricoa Global Funding I
5.31%, 02/27/08 (d)	904,968	904,968
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07 (d)	972,003	971,999
Skandinaviska Enskilda Banken
5.32%, 02/15/08 (d)	670,347	670,347
Strips III LLC
5.37%, 07/24/07 (d)	132,084	132,084
SunTrust Bank
5.29%, 05/01/07	670,347	670,349
Tango Finance Corp.
5.27% - 5.33%, 04/25/07 - 07/16/07 (d)	1,635,647	1,635,608
Union Hamilton Special Funding LLC
5.35%, 06/15/07 - 06/21/07 (d)	435,726	435,726

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (Cont.)
Wachovia Asset Securitization Inc.
5.31%, 04/25/07 (d)	$729,035	$729,035
Wachovia Bank N.A.
5.48%, 05/22/07	1,695,978	1,695,979
Wal-Mart Stores Inc.
5.50%, 07/16/07 (d)	502,760	502,858
Wells Fargo & Co.
5.33%, 11/15/07 (d)	335,174	335,185
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07 (d)	502,760	502,763
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07 (d)	2,011,041	2,010,902
Wind Master Trust
5.31%, 07/25/07 (d)	268,139	268,139

		47,896,954

Total Short-Term Investments
(Cost: $119,476,695)		119,476,695

Total Investments — 112.26%		1,239,162,017

Other Assets, Less Liabilities — (12.26)%		(135,286,082)

Net Assets — 100.00%		$1,103,875,935

(a)	Affiliated issuer. See Note 2.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

See accompanying notes to schedules of investments.

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2007

(Unaudited)

Security	Shares or Principal	Value
Master Portfolios—60.80%
Active Stock Master Portfolio (a)		$431,467,959
CoreAlpha Bond Master Portfolio (a)		64,925,079

Total Master Portfolios		496,393,038

Exchange-Traded Funds—41.27%
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	475,116	49,027,220
iShares MSCI EAFE Index Fund (a)(b)	2,602,722	198,483,580
iShares S&P MidCap 400 Index Fund (a)(b)	696,973	58,963,916
iShares S&P SmallCap 600 Index Fund (a)(b)	448,899	30,466,775

Total Exchange-Traded Funds
(Cost: $274,426,103)		336,941,491

Short-Term Investments—10.18%
Certificates of Deposit (c)—0.26%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$927,735	927,735
Deutsche Bank AG
5.35%, 08/08/07	1,159,667	1,159,667

		2,087,402

Commercial Paper (c)—2.00%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07 (d)	441,188	440,250
BNP Paribas Finance Inc.
5.11%, 06/06/07	162,353	160,854

Security	Principal	Value
Short-Term Investments (Cont.)
Commercial Paper (Cont.)
Bryant Park Funding LLC
5.28%, 04/23/07 (d)	$695,800	$693,657
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07 (d)	347,900	347,022
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07 (d)	695,800	694,267
Crown Point Capital Co. LLC
5.20% - 5.28%, 04/04/07 - 07/18/07 (d)	1,933,411	1,924,583
Edison Asset Securitization LLC
5.21% - 5.39%, 04/02/07 - 04/11/07 (d)	1,119,974	1,119,724
Five Finance Inc.
5.22%, 04/20/07 (d)	213,379	212,822
General Electric Capital Corp.
5.11% - 5.20%, 06/04/07 - 07/17/07 (d)	811,767	801,551
Giro Funding Corp.
5.29%, 04/23/07 (d)	463,867	462,435
Grampian Funding LLC
5.13% - 5.23%, 04/23/07 - 06/06/07 (d)	904,540	897,452
Irish Permanent Treasury PLC
5.18%, 07/10/07 (d)	231,933	228,630
KKR Atlantic Funding Trust
5.29% - 5.30%, 04/23/07 - 04/27/07 (d)	695,800	693,447
KKR Pacific Funding Trust
5.29%, 04/24/07 (d)	347,900	346,775
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07 (d)	586,087	578,815
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07 (d)	1,046,465	1,041,408

See accompanying notes to schedules of investments.

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Shares or Principal	Value
Short-Term Investments (Cont.)
Commercial Paper (Cont.)
Nationwide Building Society
5.21%, 04/13/07 (d)	$440,674	$439,972
Nestle Capital Corp.
5.19%, 08/09/07	278,320	273,144
Park Granada LLC
5.50%, 04/02/07 (d)	977,947	977,948
Park Sienna LLC
5.50%, 04/02/07 (d)	92,773	92,773
Sedna Finance Inc.
5.22%, 04/17/07 (d)	264,404	263,829
Simba Funding Corp.
5.20%, 07/23/07 (d)	463,867	456,363
Societe Generale
5.18%, 05/16/07	1,159,667	1,152,325
Tulip Funding Corp.
5.30%, 04/26/07 (d)	626,870	624,655
Variable Funding Capital Corp.
5.41%, 04/02/07 (d)	755,788	755,788
Westpac Banking Corp.
5.20%, 07/12/07 (d)	417,480	411,390
Zela Finance Inc.
5.20%, 07/16/07 (d)	278,320	274,099

		16,365,978

Medium-Term Notes (c)—0.15%
Bank of America N.A.
5.28%, 04/20/07	115,967	115,967
Cullinan Finance Corp.
5.71%, 06/28/07 (d)	347,900	347,900
K2 USA LLC
5.39%, 06/04/07 (d)	347,900	347,900
Sigma Finance Inc.
5.51%, 06/18/07 (d)	380,371	380,371

		1,192,138

Money Market Funds—0.42%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31% (a)(e)	3,464,123	3,464,123

		3,464,123

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (c)—2.62%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,364,393 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $1,457,353, 3.75% to 8.50%, 5/15/08 to 6/12/46).	$1,363,769	$1,363,769
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $928,158 (collateralized by non-U.S. Government debt securities, value $956,614, 6.00% to 7.40%, 5/15/11 to 11/15/25).	927,734	927,734
Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $881,742 (collateralized by U.S. Government obligations, value $899,960, 5.50%, 12/1/34).	881,347	881,347
Bear Stearns Companies Inc. (The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $696,119 (collateralized by non-U.S. Government debt securities, value $718,331, 1.00% to 10.00%, 10/17/18 to 11/25/52).	695,800	695,800

See accompanying notes to schedules of investments.

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (Cont.)
BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $1,160,197 (collateralized by non-U.S. Government debt securities, value $1,266,818, 4.50% to 7.84%, 12/1/07 to 7/15/21).	$1,159,667	$1,159,667
BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $46,408 (collateralized by non-U.S. Government debt securities, value $48,724, 4.50% to 7.84%, 12/1/07 to 7/15/21).	46,387	46,387
Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $3,016,514 (collateralized by non-U.S. Government debt securities, value $3,210,255, 0.00% to 6.01%, 5/27/33 to 3/15/37).	3,015,135	3,015,135
Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $510,490 (collateralized by non-U.S. Government debt securities, value $543,277, 0.00% to 6.01%, 5/27/33 to 3/15/37).	510,254	510,254

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (Cont.)
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $278,450 (collateralized by non-U.S. Government debt securities, value $296,334, 0.00% to 6.01%, 5/27/33 to 3/15/37).	$278,320	$278,320
Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $1,624,275 (collateralized by non-U.S. Government debt securities, value $1,706,580, 4.70% to 6.25%, 11/25/35 to 10/17/48).	1,623,534	1,623,534
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,100,364 (collateralized by non-U.S. Government debt securities, value $1,142,189, 0.00% to 5.68%, 4/17/07 to 1/25/47).	1,099,861	1,099,861
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $928,158 (collateralized by non-U.S. Government debt securities, value $975,189, 0.00% to 8.85%, 8/15/09 to 10/15/49).	927,734	927,734

See accompanying notes to schedules of investments.

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (Cont.)
Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $464,083 (collateralized by non-U.S. Government debt securities, value $512,770, 5.65% to 9.49%, 1/1/17 to 6/1/48).	$463,867	$463,867
HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $232,039 (collateralized by non-U.S. Government debt securities, value $243,815, 3.73% to 5.33%, 12/1/35 to 6/1/46).	231,933	231,933
JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $116,021 (collateralized by non-U.S. Government debt securities, value $121,906, 4.70% to 8.75%, 6/1/10 to 3/15/32).	115,967	115,967
Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $3,248,575 (collateralized by non-U.S. Government debt securities, value $4,130,661, 1.13% to 10.07%, 1/15/09 to 10/12/49).	3,247,068	3,247,068

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (Cont.)
Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $464,079 (collateralized by non-U.S. Government debt securities, value $478,328, 3.60% to 10.13%, 7/15/07 to 7/1/26).	$463,867	$463,867
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $2,320,396 (collateralized by non-U.S. Government debt securities, value $2,439,871, 4.22% to 8.32%, 1/17/14 to 12/20/54).	2,319,335	2,319,335
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $464,079 (collateralized by non-U.S. Government debt securities, value $482,663, 0.00% to 10.00%, 4/1/07 to 3/31/37).	463,867	463,867
Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $343,580 (collateralized by non-U.S. Government debt securities, value $441,900, 0.00% to 10.00%, 4/1/07 to 3/31/37). (f)	324,707	324,707
Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $1,253,016 (collateralized by non-U.S. Government debt securities, value $1,316,505, 0.06% to 8.32%, 5/15/09 to 3/15/49).	1,252,441	1,252,441

		21,412,594

See accompanying notes to schedules of investments.

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Time Deposits (c)—0.67%
Bank of Montreal
5.25%, 04/02/07	$939,808	$939,808
Credit Suisse First Boston NY
5.32%, 04/03/07	2,319,335	2,319,335
Danske Bank
5.46%, 04/02/07	1,391,601	1,391,601
Deutsche Bank AG
5.25%, 04/02/07	812,008	812,008

		5,462,752

Variable & Floating Rate Notes (c)—4.06%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 04/08/08 (d)	1,187,499	1,187,608
American Express Centurion Bank
5.41%, 07/19/07	510,254	510,430
American Express Credit Corp.
5.42%, 03/05/08	139,160	139,222
AmeriCredit Automobile Receivables Trust
5.34%, 04/06/07	850	850
Arkle Master Issuer PLC
5.30%, 11/19/07 (d)	347,900	347,900
ASIF Global Financing
5.40%, 05/03/07 (d)	46,387	46,389
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08 (d)	301,513	301,513
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08 (d)	672,607	672,625
Beta Finance Inc.
5.29% - 5.53%, 04/25/07 - 07/25/07 (d)	1,182,861	1,182,876
BMW US Capital LLC
5.32%, 04/15/08 (d)	463,867	463,867
BNP Paribas
5.33%, 11/19/07 (d)	858,154	858,154
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07 (d)	445,312	445,278

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (Cont.)
Carlyle Loan Investment Ltd.
5.37%, 05/15/07 - 07/15/07 (d)	$301,513	$301,514
CC USA Inc.
5.35%, 07/30/07 (d)	231,933	231,943
Commodore CDO Ltd.
5.42%, 12/12/07 (d)	99,708	99,708
Credit Agricole SA
5.33%, 11/23/07	463,867	463,867
Cullinan Finance Corp.
5.36%, 04/25/07 (d)	115,967	115,967
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07 (d)	21,389	21,389
DEPFA Bank PLC
5.39%, 12/14/07 (d)	463,867	463,867
Dorada Finance Inc.
5.32% - 5.53%, 06/27/07 - 07/17/07 (d)	533,447	533,451
Fifth Third Bancorp
5.32%, 02/22/08 (d)	927,734	927,734
Five Finance Inc.
5.30% - 5.49%, 06/29/07 - 07/13/07 (d)	301,513	301,502
General Electric Capital Corp.
5.28% - 5.44%, 07/09/07 - 04/24/08	487,060	487,096
Granite Master Issuer PLC
5.29%, 08/20/07 (d)	1,623,534	1,623,534
Harrier Finance Funding LLC
5.11% - 5.36%, 06/06/07 - 08/15/07 (d)	1,066,894	1,062,611
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	695,800	695,833
HBOS Treasury Services PLC
5.41%, 01/24/08 (d)	463,867	463,867

See accompanying notes to schedules of investments.

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (Cont.)
Holmes Financing PLC
5.29%, 07/16/07 (d)	$811,767	$811,767
JP Morgan Securities Inc.
5.52%, 11/16/07	927,734	927,734
JPMorgan Chase & Co.
5.29% - 5.57%, 07/27/07 - 02/29/08 (f)	1,275,634	1,275,634
K2 USA LLC
5.20% - 5.31%, 04/02/07 - 06/28/07 (d)	347,900	347,895
Kestrel Funding LLC
5.30%, 07/11/07 (d)	185,547	185,541
Kommunalkredit Austria AG
5.32%, 02/08/08 (d)	278,320	278,320
Leafs LLC
5.32%, 01/22/08 (d)	448,560	448,560
Links Finance LLC
5.28% - 5.47%, 05/10/07 - 05/16/07 (d)	510,254	510,248
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07 (d)	163,537	163,537
Marshall & Ilsley Bank
5.32%, 02/15/08	255,127	255,127
Master Funding LLC
5.35%, 04/25/07 - 05/25/07 (d)	839,474	839,474
Merrill Lynch & Co. Inc.
5.58%, 05/30/07 (f)	510,254	510,254
Metropolitan Life Global Funding I
5.35%, 04/04/08 (d)	695,800	695,800
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07 (d)(f)	46,387	46,387
Mound Financing PLC
5.29%, 05/08/07 (d)	436,035	436,035
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08 (d)	742,187	742,181

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (Cont.)
National City Bank of Indiana
5.34%, 05/21/07	$231,933	$231,936
Nationwide Building Society
5.36% - 5.48%, 07/20/07 - 04/04/08 (d)	1,530,761	1,530,897
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08 (d)	465,027	464,974
Northern Rock PLC
5.38%, 02/01/08 (d)	556,640	556,650
Pricoa Global Funding I
5.31%, 02/27/08 (d)	626,220	626,220
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07 (d)	672,607	672,604
Skandinaviska Enskilda Banken
5.32%, 02/15/08 (d)	463,867	463,867
Strips III LLC
5.37%, 07/24/07 (d)	91,399	91,399
SunTrust Bank
5.29%, 05/01/07	463,867	463,868
Tango Finance Corp.
5.27% - 5.33%, 04/25/07 - 07/16/07 (d)	1,131,835	1,131,809
Union Hamilton Special Funding LLC
5.35%, 06/15/07 - 06/21/07 (d)	301,513	301,514
Wachovia Asset Securitization Inc.
5.31%, 04/25/07 (d)	504,478	504,477
Wachovia Bank N.A.
5.48%, 05/22/07	1,173,583	1,173,584
Wal-Mart Stores Inc.
5.50%, 07/16/07 (d)	347,900	347,968
Wells Fargo & Co.
5.33%, 11/15/07 (d)	231,933	231,942
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07 (d)	347,900	347,903

See accompanying notes to schedules of investments.

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (Cont.)
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07 (d)	$1,391,601	$1,391,504
Wind Master Trust
5.31%, 07/25/07 (d)	185,547	185,547

		33,143,752

Total Short-Term Investments
(Cost: $83,128,739)		83,128,739

Total Investments — 112.25%		916,463,268

Other Assets, Less Liabilities — (12.25)%		(100,009,195)

Net Assets — 100.00%		$816,454,073

(a)	Affiliated issuer. See Note 2.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	All or a portion of this security (these securities) represent (s) an investment of securities lending collateral. See Note 3.

(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4 (2) of the Securities Act of 1933.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

See accompanying notes to schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2007

(Unaudited)

Security	Shares	Value
Common Stocks—93.67%
Aerospace & Defense—2.13%
Lockheed Martin Corp. (a)	224,743	$21,804,566
Northrop Grumman Corp.	211,688	15,711,483
		37,516,049
Agriculture—2.02%
Altria Group Inc.	228,357	20,052,028
Archer-Daniels-Midland Co.	420,800	15,443,360
		35,495,388
Airlines—0.31%
AMR Corp. (b)	57,130	1,739,609
Continental Airlines Inc. Class B (a)(b)	104,319	3,796,168
		5,535,777
Apparel—0.09%
Jones Apparel Group Inc. (a)	53,962	1,658,252
		1,658,252
Auto Manufacturers—0.03%
PACCAR Inc. (a)	6,718	493,101
		493,101
Banks—5.74%
Bank of America Corp.	909,096	46,382,078
KeyCorp	102,673	3,847,157
PNC Financial Services Group	1,457	104,860
Regions Financial Corp.	104,276	3,688,242
U.S. Bancorp (a)	467,020	16,331,689
UnionBanCal Corp.	13,417	850,906
Wachovia Corp.	542,717	29,876,571
Zions Bancorporation	900	76,068
		101,157,571
Beverages—2.47%
Anheuser-Busch Companies Inc.	263,473	13,294,848
Coca-Cola Enterprises Inc. (a)	153,323	3,104,791
Hansen Natural Corp. (a)(b)	128,799	4,878,906
Pepsi Bottling Group Inc. (a)	369,560	11,785,268
PepsiAmericas Inc.	27,228	607,729
PepsiCo Inc.	154,512	9,820,783
		43,492,325

Security	Shares	Value
Common Stocks (Cont.)
Biotechnology—1.36%
Amgen Inc. (a)(b)	429,482	$23,999,454
		23,999,454
Building Materials—0.52%
Eagle Materials Inc.	24,298	1,084,420
Masco Corp. (a)	293,458	8,040,749
		9,125,169
Chemicals—1.75%
Ashland Inc.	2,263	148,453
Dow Chemical Co. (The)	514,077	23,575,571
Lyondell Chemical Co. (a)	103,659	3,106,660
Sherwin-Williams Co. (The)	34,039	2,247,936
Westlake Chemical Corp. (a)	63,202	1,715,934
		30,794,554
Commercial Services—2.15%
Accenture Ltd. (a)	476,631	18,369,359
Block (H & R) Inc.	41,606	875,390
Deluxe Corp. (a)	22,745	762,640
Manpower Inc.	15,882	1,171,615
Moody’s Corp. (a)	111,917	6,945,569
Robert Half International Inc.	262,248	9,705,798
		37,830,371
Computers—3.38%
Apple Inc. (b)	112,200	10,424,502
Computer Sciences Corp. (b)	81,096	4,227,534
Electronic Data Systems Corp.	70,832	1,960,630
Hewlett-Packard Co.	728,037	29,223,405
International Business Machines Corp.	125,831	11,860,830
Western Digital Corp. (b)	112,309	1,887,914
		59,584,815
Cosmetics & Personal Care—0.53%
Procter & Gamble Co.	148,869	9,402,566
		9,402,566

See accompanying notes to schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Distribution & Wholesale—0.52%
CDW Corp. (a)	79,569	$4,887,924
Ingram Micro Inc. Class A (b)	149,406	2,885,030
Tech Data Corp. (a)(b)	11,807	422,809
WESCO International Inc. (b)	16,101	1,010,821
		9,206,584
Diversified Financial Services—10.85%
AmeriCredit Corp. (a)(b)	72,556	1,658,630
Capital One Financial Corp.	152,635	11,517,837
CIT Group Inc. (a)	332,291	17,584,840
Citigroup Inc.	480,336	24,660,450
Countrywide Financial Corp. (a)	469,833	15,805,182
Federal Home Loan Mortgage Corp. (a)	117,330	6,979,962
Federal National Mortgage Association	96,746	5,280,397
Goldman Sachs Group Inc. (The)	133,366	27,557,417
IndyMac Bancorp Inc. (a)	18,455	591,483
JPMorgan Chase & Co.	798,838	38,647,782
Lehman Brothers Holdings Inc.	92,369	6,472,296
Merrill Lynch & Co. Inc.	74,016	6,044,887
Morgan Stanley	360,021	28,355,254
		191,156,417
Electric—2.10%
Alliant Energy Corp. (a)	62,288	2,791,748
American Electric Power Co. Inc.	63,355	3,088,556
Constellation Energy Group Inc.	49,440	4,298,808
Duke Energy Corp.	23,720	481,279
Edison International (a)	312,298	15,343,201
Entergy Corp.	653	68,513
FirstEnergy Corp. (a)	105,052	6,958,644
TXU Corp.	59,785	3,832,219
Xcel Energy Inc.	5,293	130,684
		36,993,652

Security	Shares	Value
Common Stocks (Cont.)
Electronics—0.62%
Arrow Electronics Inc. (b)	5,224	$197,206
Avnet Inc. (a)(b)	171,047	6,181,639
Flextronics International Ltd. (b)	347,971	3,806,803
Jabil Circuit Inc.	24,754	529,983
Sanmina-SCI Corp. (b)	70,858	256,506
		10,972,137
Engineering & Construction—0.14%
Granite Construction Inc. (a)	33,332	1,841,926
Jacobs Engineering Group Inc. (b)	13,926	649,648
		2,491,574
Environmental Control—0.63%
Republic Services Inc.	2,930	81,513
Waste Management Inc.	317,652	10,930,405
		11,011,918
Food—0.48%
Dean Foods Co. (b)	60,527	2,829,032
Hormel Foods Corp.	9,133	339,656
Kroger Co.	131,941	3,727,333
Smucker (J.M.) Co. (The)	3,254	173,503
SUPERVALU Inc. (a)	27,053	1,056,961
Sysco Corp.	7,080	239,516
		8,366,001
Gas—1.00%
Sempra Energy	268,695	16,393,082
UGI Corp.	47,338	1,264,398
		17,657,480

See accompanying notes to schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Health Care - Products—4.40%
Alcon Inc. (a)	86,460	$11,397,157
Baxter International Inc.	128,017	6,742,655
Becton, Dickinson & Co. (a)	263,965	20,296,269
Dade Behring Holdings Inc.	3,311	145,187
DENTSPLY International Inc.	2,626	86,002
Johnson & Johnson	643,989	38,806,777
		77,474,047
Health Care - Services—1.89%
Apria Healthcare Group Inc. (b)	19,054	614,492
Health Management Associates Inc. Class A	30,877	335,633
Health Net Inc. (b)	4,443	239,078
Humana Inc. (b)	143,704	8,337,706
UnitedHealth Group Inc.	402,855	21,339,229
Wellcare Health Plans Inc. (b)	28,314	2,413,769
		33,279,907
Home Builders—0.29%
Horton (D.R.) Inc.	35,394	778,668
KB Home	13,693	584,280
NVR Inc. (a)(b)	5,514	3,666,810
		5,029,758
Household Products & Wares—0.92%
Blyth Inc.	15,706	331,554
Kimberly-Clark Corp.	230,607	15,794,273
		16,125,827
Insurance—3.79%
ACE Ltd. (a)	265,801	15,166,605
Allstate Corp. (The)	19,567	1,175,194
American International Group Inc.	92,922	6,246,217
Axis Capital Holdings Ltd.	115,827	3,921,902
Hartford Financial Services Group Inc. (The)	25,604	2,447,230
MetLife Inc.	293,607	18,541,282
Reinsurance Group of America Inc.	15,605	900,721

Security	Shares	Value
Common Stocks (Cont.)
Insurance (Cont.)
Travelers Companies Inc. (The)	354,966	$18,376,590
		66,775,741
Internet—0.99%
Check Point Software Technologies Ltd. (a)(b)	257,580	5,738,882
Google Inc. Class A (b)	25,246	11,566,707
ValueClick Inc. (b)	1,900	49,647
		17,355,236
Iron & Steel—1.22%
Nucor Corp. (a)	273,160	17,790,911
United States Steel Corp.	37,281	3,697,157
		21,488,068
Leisure Time—1.22%
Carnival Corp.	134,732	6,313,542
Royal Caribbean Cruises Ltd. (a)	361,209	15,228,571
		21,542,113
Lodging—0.28%
Choice Hotels International Inc. (a)	54,855	1,943,513
Marriott International Inc. Class A	12,183	596,480
Wyndham Worldwide Corp. (a)(b)	68,283	2,331,864
		4,871,857
Machinery—1.02%
Caterpillar Inc.	99,083	6,641,534
Cummins Inc. (a)	68,770	9,952,394
Terex Corp. (b)	19,491	1,398,674
		17,992,602
Manufacturing—3.17%
Eaton Corp.	133,339	11,141,807
General Electric Co.	874,461	30,920,941
Honeywell International Inc.	19,461	896,374
Ingersoll-Rand Co. Class A	290,091	12,581,247
Parker Hannifin Corp.	736	63,524
Teleflex Inc.	3,518	239,470
		55,843,363

See accompanying notes to schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Shares	Value
Common stocks (Cont.)
Media—2.53%
CBS Corp. Class B	82,936	$2,537,012
Comcast Corp. Class A (b)	594,678	15,431,894
Comcast Corp. Class A Special (b)	29,602	753,963
DIRECTV Group Inc. (The) (a)(b)	840,757	19,396,264
EchoStar Communications Corp. (a)(b)	111,902	4,859,904
Gannett Co. Inc.	26,862	1,512,062
		44,491,099
Metal Fabricate & Hardware—0.02%
Commercial Metals Co.	5,045	158,161
Timken Co. (The)	4,256	128,999
		287,160
Mining—0.18%
Freeport-McMoRan Copper & Gold Inc.	47,599	3,150,578
		3,150,578
Oil & Gas—8.97%
Chevron Corp.	50,780	3,755,689
ConocoPhillips	473,097	32,336,180
ENSCO International Inc. (a)	212,776	11,575,014
Exxon Mobil Corp.	852,413	64,314,561
Marathon Oil Corp.	221,886	21,928,993
Occidental Petroleum Corp.	386,198	19,043,423
Patterson-UTI Energy Inc.	174,964	3,926,192
TODCO (b)	1,290	52,026
Unit Corp. (b)	20,067	1,015,190
		157,947,268
Oil & Gas Services—0.51%
BJ Services Co.	319,636	8,917,844
		8,917,844
Packaging & Containers—0.42%
Pactiv Corp. (a)(b)	178,587	6,025,525
Sonoco Products Co.	34,283	1,288,355
		7,313,880

Security	Shares	Value
Common Stocks (Cont.)
Pharmaceuticals —4.14%
Barr Pharmaceuticals Inc. (b)	14,171	$656,826
Cardinal Health Inc.	20,289	1,480,083
Endo Pharmaceuticals Holdings Inc. (b)	39,967	1,175,030
Forest Laboratories Inc. (b)	363,234	18,684,757
Gilead Sciences Inc. (a)(b)	59,981	4,588,547
King Pharmaceuticals Inc. (a)(b)	184,657	3,632,203
Medco Health Solutions Inc. (b)	1,632	118,369
Mylan Laboratories Inc.	58,032	1,226,796
Pfizer Inc.	1,596,377	40,324,483
Wyeth	22,165	1,108,915
		72,996,009
Real Estate—0.05%
Realogy Corp. (b)	28,097	831,952
		831,952
Real Estate Investment Trusts—0.84%
Hospitality Properties Trust	19,833	928,184
Host Hotels & Resorts Inc. (a)	508,696	13,383,792
HRPT Properties Trust	10,622	130,651
iStar Financial Inc. (a)	5,198	243,422
ProLogis	2,505	162,650
		14,848,699
Retail—4.94%
American Eagle Outfitters Inc. (a)	122,915	3,686,221
AutoNation Inc. (a)(b)	375,671	7,979,252
Brinker International Inc.	23,449	766,782
Circuit City Stores Inc.	9,525	176,498
Costco Wholesale Corp.	296,312	15,953,438
CVS/Caremark Corp.	98,051	3,347,457
Darden Restaurants Inc. (a)	135,496	5,581,080

See accompanying notes to schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Retail (Cont.)
Office Depot Inc. (b)	510,422	$17,936,229
OfficeMax Inc.	39,912	2,104,959
Staples Inc.	68,780	1,777,275
TJX Companies Inc.	10,434	281,301
United Auto Group Inc. (a)	38,867	789,000
Wal-Mart Stores Inc. (a)	567,765	26,656,567
		87,036,059
Savings & Loans —0.72%
Washington Mutual Inc. (a)	314,821	12,712,472
		12,712,472
Semiconductors —1.84%
Applied Materials Inc. (a)	562,506	10,305,110
Intel Corp.	4,873	93,221
Lam Research Corp. (a)(b)	90,054	4,263,156
National Semiconductor Corp.	176,262	4,254,965
Novellus Systems Inc. (a)(b)	27,678	886,250
NVIDIA Corp. (b)	408,320	11,751,450
Xilinx Inc. (a)	33,328	857,529
		32,411,681
Software—3.03%
Autodesk Inc. (b)	30,845	1,159,772
Fiserv Inc. (b)	37,860	2,008,852
Microsoft Corp.	1,724,688	48,067,055
Oracle Corp. (b)	117,055	2,122,207
		53,357,886
Telecommunications —6.10%
Alltel Corp.	5,062	313,844
AT&T Inc.	389,184	15,345,525
Avaya Inc. (b)	18,058	213,265
Cisco Systems Inc. (b)	1,367,447	34,910,922
Embarq Corp. (a)	32,272	1,818,527
Motorola Inc.	1,117,525	19,746,667
Polycom Inc. (b)	6,796	226,511
RF Micro Devices Inc. (a)(b)	72,455	451,395
Sprint Nextel Corp.	143,077	2,712,740

Security	Shares	Value
Common Stocks (Cont.)
Telecommunications (Cont.)
Verizon Communications Inc.	836,149	$31,706,770
		107,446,166
Toys, Games & Hobbies—0.59%
Hasbro Inc. (a)	38,973	1,115,407
Mattel Inc. (a)	336,033	9,264,430
		10,379,837
Transportation —0.78%
Burlington Northern Santa Fe Corp.	10,287	827,383
C.H. Robinson Worldwide Inc.	16,052	766,483
Landstar System Inc.	2,568	117,717
Norfolk Southern Corp.	44,572	2,255,343
Overseas Shipholding Group Inc. (a)	15,731	984,761
Ryder System Inc. (a)	113,359	5,593,133
Union Pacific Corp.	10,300	1,045,965
YRC Worldwide Inc. (a)(b)	54,504	2,192,151
		13,782,936
Total Common Stocks
(Cost: $1,487,326,168)		1,649,631,200

See accompanying notes to schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Short-Term Investments—11.62%
Certificates of Deposit(c)—0.24%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$1,876,429	$1,876,429
Deutsche Bank AG
5.35%, 08/08/07	2,345,536	2,345,536
		4,221,965
Commercial Paper (c) - 1.88%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07 (d)	892,345	890,452
BNP Paribas Finance Inc.
5.11%, 06/06/07	328,375	325,342
Bryant Park Funding LLC
5.28%, 04/23/07 (d)	1,407,321	1,402,987
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07 (d)	703,661	701,885
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07 (d)	1,407,321	1,404,219
Crown Point Capital Co. LLC
5.20% - 5.28%, 04/04/07 - 07/18/07 (d)	3,910,505	3,892,649
Edison Asset Securitization LLC
5.21% - 5.39%, 04/02/07 - 04/11/07 (d)	2,265,253	2,264,747
Five Finance Inc.
5.22%, 04/20/07 (d)	431,579	430,452

Security	Principal	Value
Short-Term Investments (Cont.)
Commercial Paper (Cont.)
General Electric Capital Corp.
5.11% - 5.20%, 06/04/07 - 07/17/07 (d)	$1,641,875	$1,621,211
Giro Funding Corp.
5.29%, 04/23/07 (d)	938,214	935,319
Grampian Funding LLC
5.13% - 5.23%, 04/23/07 - 06/06/07 (d)	1,829,518	1,815,181
Irish Permanent Treasury PLC
5.18%, 07/10/07 (d)	469,107	462,425
KKR Atlantic Funding Trust
5.29% - 5.30%, 04/23/07 - 04/27/07 (d)	1,407,321	1,402,560
KKR Pacific Funding Trust
5.29%, 04/24/07 (d)	703,661	701,386
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07 (d)	1,185,415	1,170,709
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07 (d)	2,116,574	2,106,346
Nationwide Building Society
5.21%, 04/13/07 (d)	891,304	889,885
Nestle Capital Corp.
5.19%, 08/09/07	562,929	552,460
Park Granada LLC
5.50%, 04/02/07 (d)	1,977,990	1,977,991
Park Sienna LLC
5.50%, 04/02/07 (d)	187,643	187,643
Sedna Finance Inc.
5.22%, 04/17/07 (d)	534,782	533,619
Simba Funding Corp.
5.20%, 07/23/07 (d)	938,214	923,036

See accompanying notes to schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Shares or Principal	Value
Short-Term Investments (Cont.)
Commercial Paper (Cont.)
Societe Generale
5.18%, 05/16/07	$2,345,536	$2,330,686
Tulip Funding Corp.
5.30%, 04/26/07 (d)	1,267,903	1,263,423
Variable Funding Capital Corp.
5.41%, 04/02/07 (d)	1,528,651	1,528,651
Westpac Banking Corp.
5.20%, 07/12/07 (d)	844,393	832,074
Zela Finance Inc.
5.20%, 07/16/07 (d)	562,929	554,391
		33,101,729
Medium-Term Notes (c)—0.14%
Bank of America N.A.
5.28%, 04/20/07	234,554	234,554
Cullinan Finance Corp.
5.71%, 06/28/07 (d)	703,661	703,661
K2 USA LLC
5.39%, 06/04/07 (d)	703,661	703,661
Sigma Finance Inc.
5.51%, 06/18/07 (d)	769,336	769,336
		2,411,212
Money Market Funds—2.36%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31% (e)(f)	41,672,832	41,672,832
		41,672,832
Repurchase Agreements (c)—2.46%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,877,287 (collateralized by U.S. Government debt securities, value $1,934,841, 6.00% to 7.40%, 5/15/11 to 11/15/25).	$1,876,429	1,876,429

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (Cont.)
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $2,759,612 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $2,947,632, 3.75% to 8.50%, 5/15/08 to 6/12/46).	$2,758,350	$2,758,350
Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $1,783,406 (collateralized by U.S. Government obligations, value $1,820,253, 5.50%, 12/1/34).	1,782,607	1,782,607
Bear Stearns Companies Inc. (The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $1,407,966 (collateralized by non-U.S. Government debt securities, value $1,452,892, 1.00% to 10.00%, 10/17/18 to 11/25/52).	1,407,321	1,407,321
BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $2,346,607 (collateralized by non-U.S. Government debt securities, value $2,562,259, 4.50% to 7.84%, 12/1/07 to 7/15/21).	2,345,536	2,345,536
BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $93,864 (collateralized by non-U.S. Government debt securities, value $98,548, 4.50% to 7.84%, 12/1/07 to 7/15/21).	93,821	93,821

See accompanying notes to schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (Cont.)
Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $6,101,183 (collateralized by non-U.S. Government debt securities, value $6,493,042, 0.00% to 6.01%, 5/27/33 to 3/15/37).	$6,098,393	$6,098,393
Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $1,032,513 (collateralized by non-U.S. Government debt securities, value $1,098,828, 0.00% to 6.01%, 5/27/33 to 3/15/37).	1,032,036	1,032,036
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $563,191 (collateralized by non-U.S. Government debt securities, value $599,363, 0.00% to 6.01%, 5/27/33 to 3/15/37).	562,929	562,929
Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $3,285,250 (collateralized by non-U.S. Government debt securities, value $3,451,719, 4.70% to 6.25%, 11/25/35 to 10/17/48).	3,283,750	3,283,750
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,877,287 (collateralized by non-U.S. Government debt securities, value $1,972,411, 0.00% to 8.85%, 8/15/09 to 10/15/49).	$1,876,429	1,876,429

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (Cont.)
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $2,225,590 (collateralized by non-U.S. Government debt securities, value $2,310,185, 0.00% to 5.68%, 4/17/07 to 1/25/47).	$2,224,572	$2,224,572
Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $938,651 (collateralized by non-U.S. Government debt securities, value $1,037,125, 5.65% to 9.49%, 1/1/17 to 6/1/48).	938,214	938,214
HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $469,322 (collateralized by non-U.S. Government debt securities, value $493,138, 3.73% to 5.33%, 12/1/35 to 6/1/46).	469,107	469,107
JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $234,662 (collateralized by non-U.S. Government debt securities, value $246,566, 4.70% to 8.75%, 6/1/10 to 3/15/32).	234,554	234,554
Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $6,570,548 (collateralized by non-U.S. Government debt securities, value $8,354,650, 1.13% to 10.07%, 1/15/09 to 10/12/49).	6,567,500	6,567,500

See accompanying notes to schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (Cont.)
Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $938,643 (collateralized by non-U.S. Government debt securities, value $967,463, 3.60% to 10.13%, 7/15/07 to 7/1/26).	$938,214	$938,214
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $4,693,218 (collateralized by non-U.S. Government debt securities, value $4,934,869, 4.22% to 8.32%, 1/17/14 to 12/20/54).	4,691,072	4,691,072
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $938,643 (collateralized by non-U.S. Government debt securities, value $976,232, 0.00% to 10.00%, 4/1/07 to 3/31/37).	938,214	938,214
Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $694,922 (collateralized by non-U.S. Government debt securities, value $893,785, 0.00% to 10.00%, 4/1/07 to 3/31/37).(g)	656,750	656,750
Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $2,534,342 (collateralized by non-U.S. Government debt securities, value $2,662,755, 0.06% to 8.32%, 5/15/09 to 3/15/49).	2,533,179	2,533,179

		43,308,977

Security	Principal	Value
Short-Term Investments (Cont.)
Time Deposits (c)—0.63%
Bank of Montreal
5.25%, 04/02/07	$1,900,850	$1,900,850
Credit Suisse First Boston NY
5.32%, 04/03/07	4,691,072	4,691,072
Danske Bank
5.46%, 04/02/07	2,814,643	2,814,643
Deutsche Bank AG
5.25%, 04/02/07	1,642,363	1,642,363
		11,048,928
U.S. Treasury Obligations—0.11%
U.S. Treasury Bill
4.92%, 06/21/07 (h)(i)	1,900,000	1,879,290
		1,879,290
Variable & Floating Rate Notes (c)—3.80%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 04/08/08 (d)	2,401,829	2,402,050
American Express Centurion Bank
5.41%, 07/19/07	1,032,036	1,032,392
American Express Credit Corp.
5.42%, 03/05/08	281,464	281,590
AmeriCredit Automobile Receivables Trust
5.34%, 04/06/07	1,720	1,720
Arkle Master Issuer PLC
5.30%, 11/19/07 (d)	703,661	703,661
ASIF Global Financing
5.40%, 05/03/07 (d)	93,821	93,826
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08 (d)	609,839	609,839

See accompanying notes to schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (Cont.)
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08 (d)	$1,360,411	$1,360,446
Beta Finance Inc.
5.29% - 5.53%, 04/25/07 - 07/25/07 (d)	2,392,446	2,392,476
BMW US Capital LLC
5.32%, 04/15/08 (d)	938,214	938,214
BNP Paribas
5.33%, 11/19/07 (d)	1,735,696	1,735,696
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07 (d)	900,686	900,616
Carlyle Loan Investment Ltd.
5.37%, 05/15/07 - 07/15/07 (d)	609,839	609,839
CC USA Inc.
5.35%, 07/30/07 (d)	469,107	469,126
Commodore CDO Ltd.
5.42%, 12/12/07 (d)	201,669	201,669
Credit Agricole SA
5.33%, 11/23/07	938,214	938,214
Cullinan Finance Corp.
5.36%, 04/25/07 (d)	234,554	234,554
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07 (d)	43,261	43,261
DEPFA Bank PLC
5.39%, 12/14/07 (d)	938,214	938,214
Dorada Finance Inc.
5.32% - 5.53%, 06/27/07 - 07/17/07 (d)	1,078,946	1,078,956
Fifth Third Bancorp
5.32%, 02/22/08 (d)	1,876,429	1,876,429
Five Finance Inc.
5.30% - 5.49%, 06/29/07 - 07/13/07 (d)	609,839	609,817

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (Cont.)
General Electric Capital Corp.
5.28% - 5.44%, 07/09/07 - 04/24/08	$985,125	$985,198
Granite Master Issuer PLC
5.29%, 08/20/07 (d)	3,283,750	3,283,750
Harrier Finance Funding LLC
5.11% - 5.36%, 06/06/07 - 08/15/07 (d)	2,157,893	2,149,231
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	1,407,321	1,407,388
HBOS Treasury Services PLC
5.41%, 01/24/08 (d)	938,214	938,214
Holmes Financing PLC
5.29%, 07/16/07 (d)	1,641,875	1,641,875
JP Morgan Securities Inc.
5.52%, 11/16/07	1,876,429	1,876,429
JPMorgan Chase & Co.
5.29% - 5.57%, 07/27/07 - 02/29/08 (g)	2,580,089	2,580,090
K2 USA LLC
5.20% - 5.31%, 04/02/07 - 06/28/07 (d)	703,661	703,652
Kestrel Funding LLC
5.30%, 07/11/07 (d)	375,286	375,275
Kommunalkredit Austria AG
5.32%, 02/08/08 (d)	562,929	562,929
Leafs LLC
5.32%, 01/22/08 (d)	907,255	907,255
Links Finance LLC
5.28% - 5.47%, 05/10/07 - 05/16/07 (d)	1,032,036	1,032,024
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07 (d)	330,769	330,769

See accompanying notes to schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (Cont.)
Marshall & Ilsley Bank
5.32%, 02/15/08	$516,018	$516,018
Master Funding LLC
5.35%, 04/25/07 - 05/25/07 (d)	1,697,915	1,697,915
Merrill Lynch & Co. Inc.
5.58%, 05/30/07 (g)	1,032,036	1,032,036
Metropolitan Life Global Funding I
5.35%, 04/04/08 (d)	1,407,321	1,407,321
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07 (d)(g)	93,821	93,821
Mound Financing PLC
5.29%, 05/08/07 (d)	881,921	881,921
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08 (d)	1,501,143	1,501,131
National City Bank of Indiana
5.34%, 05/21/07	469,107	469,112
Nationwide Building Society
5.36% - 5.48%, 07/20/07 - 04/04/08 (d)	3,096,107	3,096,383
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08 (d)	940,560	940,455
Northern Rock PLC
5.38%, 02/01/08 (d)	1,125,857	1,125,876
Pricoa Global Funding I
5.31%, 02/27/08 (d)	1,266,589	1,266,589
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07 (d)	1,360,411	1,360,404
Skandinaviska Enskilda Banken
5.32%, 02/15/08 (d)	938,214	938,214
Strips III LLC
5.37%, 07/24/07 (d)	184,864	184,864

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (Cont.)
SunTrust Bank
5.29%, 05/01/07	$938,214	$938,217
Tango Finance Corp.
5.27% - 5.33%, 04/25/07 - 07/16/07 (d)	2,289,243	2,289,189
Union Hamilton Special Funding LLC
5.35%, 06/15/07 - 06/21/07 (d)	609,839	609,840
Wachovia Asset Securitization Inc.
5.31%, 04/25/07 (d)	1,020,353	1,020,353
Wachovia Bank N.A.
5.48%, 05/22/07	2,373,682	2,373,684
Wal-Mart Stores Inc.
5.50%, 07/16/07 (d)	703,661	703,797
Wells Fargo & Co.
5.33%, 11/15/07 (d)	469,107	469,123
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07 (d)	703,661	703,665
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07 (d)	2,814,643	2,814,448
Wind Master Trust
5.31%, 07/25/07 (d)	375,286	375,286
		67,036,346
Total Short-term Investments
(Cost: $204,680,718)		204,681,279

See accompanying notes to schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Value
Total Investments in Securities — 105.29%
(Cost: $1,692,006,886)	$1,854,312,479
Other Assets, Less Liabilities — (5.29)%	(93,231,695)
Net Assets — 100.00%	$1,761,080,784

(a)	All or a portion of this security represents a security on loan. See Note 3.

(b)	Non-income earning security.

(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(e)	Affiliated issuer. See Note 2.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

(g)	The investment adviser has determined that this security or a portion of these securities is "illiquid," in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

(h)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of futures contracts. See Note 1.

(i)	The rate quoted is the yield to maturity.

As of March 31, 2007, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation
S&P 500 Index (06/15/07)	500	$35,780,000	$181,245

			$181,245

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2007

(Unaudited)

Security	Principal	Value
Corporate Bonds & Notes—29.99%
Aerospace & Defense—0.06%
Alliant Techsystems Inc.
6.75%, 04/01/16	$500,000	$501,260
TransDigm Inc.
7.75%, 07/15/14 (a)	250,000	258,125

		759,385

Agriculture—0.02%
Alliance One International Inc.
8.50%, 05/15/12 (a)	250,000	252,022

		252,022

Apparel—0.05%
Levi Strauss & Co.
9.75%, 01/15/15	500,000	548,750

		548,750

Auto Manufacturers—0.93%
DaimlerChrysler N.A. Holding Corp.
4.75%, 01/15/08	4,000,000	3,981,148
5.69%, 03/13/09	5,000,000	5,008,710
8.50%, 01/18/31	1,950,000	2,435,347

		11,425,205

Auto Parts & Equipment—0.13%
ArvinMeritor Inc.
8.75%, 03/01/12 (b)	250,000	258,125
Goodyear Tire & Rubber Co. (The)
7.86%, 08/15/11	1,250,000	1,307,812

		1,565,937

Banks—1.53%
Bank of America Corp.
5.49%, 03/15/19 (a)	3,500,000	3,465,511
Bank of America N.A.
6.00%, 10/15/36	2,150,000	2,152,913
HSBC Bank USA
5.88%, 11/01/34	3,000,000	2,933,763

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Banks (Cont.)
HSBC Holdings PLC
5.25%, 12/12/12	$3,000,000	$3,007,935
SunTrust Banks Inc.
6.10%, 12/01/66	2,000,000	1,873,474
Wachovia Bank N.A.
5.85%, 02/01/37	2,550,000	2,486,553
Wachovia Corp.
5.30%, 10/15/11	2,750,000	2,765,832

		18,685,981

Biotechnology—0.12%
Genentech Inc.
4.75%, 07/15/15	1,500,000	1,442,248

		1,442,248

Building Materials—0.46%
CRH America Inc.
6.00%, 09/30/16	800,000	810,961
Lafarge SA
7.13%, 07/15/36	2,800,000	3,015,477
Masco Corp.
6.13%, 10/03/16	1,600,000	1,615,469
Nortek Inc.
8.50%, 09/01/14	250,000	243,125

		5,685,032

Chemicals—0.27%
Lubrizol Corp.
4.63%, 10/01/09	2,592,000	2,560,637
Lyondell Chemical Co.
8.25%, 09/15/16	250,000	267,500
Mosaic Co. (The)
7.63%, 12/01/16 (a)	250,000	263,750
Nova Chemicals Corp.
6.50%, 01/15/12	250,000	238,125

		3,330,012

Commercial Services—0.16%
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
7.63%, 05/15/14 (a)	250,000	255,000

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Commercial Services (Cont.)
Convergys Corp.
4.88%, 12/15/09	$1,200,000	$1,179,614
Service Corp International
6.75%, 04/01/15 (a)	250,000	249,687
Williams Scotsman Inc.
8.50%, 10/01/15	250,000	261,875

		1,946,176

Computers—0.09%
Sungard Data Systems Inc.
9.13%, 08/15/13	250,000	268,125
10.25%, 08/15/15	250,000	272,812
Unisys Corp.
8.00%, 10/15/12	500,000	501,250

		1,042,187

Diversified Financial Services—5.80%
Ameriprise Financial Inc.
7.52%, 06/01/66	500,000	539,664
Boeing Capital Corp.
6.50%, 02/15/12	1,750,000	1,859,508
Caterpillar Financial Services Corp.
4.35%, 03/04/09	6,500,000	6,415,957
CIT Group Funding Company of Canada
4.65%, 07/01/10	2,150,000	2,116,208
CIT Group Inc.
5.40%, 02/13/12	1,750,000	1,753,468
6.10%, 03/15/67	1,250,000	1,204,884
Citigroup Inc.
5.50%, 02/15/17	6,250,000	6,217,381
E*Trade Financial Corp.
8.00%, 06/15/11	250,000	263,125
General Electric Capital Corp.
6.75%, 03/15/32	3,000,000	3,399,096
General Motors Acceptance Corp.
6.13%, 01/22/08	250,000	249,701
6.88%, 09/15/11	1,250,000	1,251,211
7.25%, 03/02/11	500,000	502,759

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Diversified Financial Services (Cont.)
Genworth Global Funding Trusts
5.75%, 05/15/13	$2,000,000	$2,048,320
Goldman Sachs Group Inc. (The)
3.88%, 01/15/09	3,000,000	2,940,393
5.13%, 01/15/15	1,500,000	1,460,580
5.95%, 01/15/27	4,000,000	3,881,292
Household Finance Corp.
4.13%, 12/15/08	2,000,000	1,964,920
Idearc Inc.
8.00%, 11/15/16 (a)	750,000	771,562
JPMorgan Chase & Co.
5.60%, 06/01/11	8,300,000	8,440,145
Lehman Brothers Holdings Inc.
4.80%, 03/13/14	1,000,000	961,523
5.00%, 01/14/11	3,000,000	2,974,740
5.25%, 02/06/12	2,750,000	2,747,478
Merrill Lynch & Co. Inc.
6.11%, 01/29/37	750,000	727,099
Residential Capital Corp.
6.00%, 02/22/11	5,000,000	4,932,095
6.38%, 06/30/10	6,000,000	5,998,386
SLM Corp.
5.63%, 04/10/07	1,000	1,000
Vanguard Health Holding Co. II LLC
9.00%, 10/01/14	250,000	253,125
Williams Companies Inc. Credit Linked Certificate Trust (The)
6.75%, 04/15/09 (a)	5,000,000	5,100,000

		70,975,620

Electric—2.41%
CMS Energy Corp.
7.75%, 08/01/10	500,000	530,000
Commonwealth Edison Co.
4.70%, 04/15/15	1,000,000	915,102
5.88%, 02/01/33	3,500,000	3,247,762

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Electric (Cont.)
DPL Inc.
8.00%, 03/31/09	$3,750,000	$3,938,610
Midwest Generation LLC
8.75%, 05/01/34	750,000	813,750
Mirant Americas Generation LLC
8.30%, 05/01/11	500,000	512,500
9.13%, 05/01/31 (b)	250,000	266,250
Mirant North America LLC
7.38%, 12/31/13	750,000	768,750
Northern States Power
5.25%, 07/15/35	2,500,000	2,302,935
NRG Energy Inc.
7.25%, 02/01/14	250,000	256,250
7.38%, 02/01/16	500,000	513,750
PSEG Energy Holdings LLC
10.00%, 10/01/09	4,000,000	4,365,000
PSEG Power LLC
6.95%, 06/01/12	2,300,000	2,456,400
Reliant Energy Inc.
6.75%, 12/15/14	250,000	264,062
Southern California Edison Co.
5.00%, 01/15/16	1,300,000	1,263,912
TXU Electric Delivery Co.
5.73%, 09/16/08 (a)	1,325,000	1,324,801
TXU Energy Co.
6.13%, 03/15/08	5,750,000	5,789,462

		29,529,296

Electrical Components & Equipment—0.02%
Belden CDT Inc.
7.00%, 03/15/17 (a)	250,000	255,005

		255,005

Electronics—0.02%
NXP BV
9.50%, 10/15/15 (a)	250,000	258,125

		258,125

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Entertainment—0.15%
AMC Entertainment Inc.
11.00%, 02/01/16	$500,000	$569,375
Gaylord Entertainment Co.
8.00%, 11/15/13	250,000	255,938
Six Flags Inc.
9.75%, 04/15/13 (b)	250,000	238,125
Tropicana Entertainment
9.63%, 12/15/14 (a)	750,000	752,813

		1,816,251

Environmental Control—0.46%
Aleris International Inc.
9.00%, 12/15/14 (a)	500,000	527,500
10.00%, 12/15/16 (a)	500,000	522,500
Allied Waste North America
7.25%, 03/15/15	250,000	255,000
Waste Management Inc.
6.50%, 11/15/08	2,722,000	2,770,939
7.13%, 10/01/07	1,543,000	1,552,834

		5,628,773

Food—0.74%
Ahold Finance USA Inc.
8.25%, 07/15/10	500,000	540,000
Dean Foods Co.
7.00%, 06/01/16	500,000	501,875
8.15%, 08/01/07	4,500,000	4,500,000
Delhaize America Inc.
8.13%, 04/15/11	250,000	273,458
Safeway Inc.
4.80%, 07/16/07	3,000,000	2,992,452
SUPERVALU Inc.
7.88%, 08/01/09	250,000	262,297

		9,070,082

Forest Products & Paper—0.21%
Bowater Canada Finance
7.95%, 11/15/11	250,000	243,125
Domtar Inc.
7.88%, 10/15/11	250,000	261,875

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Forest Products & Paper (Cont.)
Georgia-Pacific Corp.
7.13%, 01/15/17 (a)	$500,000	$501,250
7.70%, 06/15/15	250,000	256,250
Weyerhaeuser Co.
7.38%, 03/15/32	1,250,000	1,309,471

		2,571,971

Health Care - Products—0.02%
CDRV Investors Inc.
0.00%, 01/01/15	250,000	215,000

		215,000

Health Care - Services—0.32%
HCA Inc.
6.50%, 02/15/16	1,250,000	1,064,063
HealthSouth Corp.
10.75%, 06/15/16 (a)	250,000	271,875
Res-Care Inc.
7.75%, 10/15/13	250,000	255,000
UnitedHealth Group Inc.
5.80%, 03/15/36	2,400,000	2,312,054

		3,902,992

Household Products & Wares—0.02%
Jarden Corp.
7.50%, 05/01/17	250,000	252,500

		252,500

Insurance—1.87%
Allstate Financial Global Funding
2.50%, 06/20/08 (a)	4,970,000	4,802,302
American International Group Inc.
2.88%, 05/15/08	2,500,000	2,437,588
Fairfax Financial Holdings Ltd.
7.75%, 04/26/12	1,000,000	995,000

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Insurance (Cont.)
Genworth Financial Inc.
6.15%, 11/15/66	$2,500,000	$2,462,458
Hancock (John) Financial Services Inc.
5.63%, 12/01/08	4,000,000	4,024,400
Lincoln National Corp.
6.05%, 04/20/67	1,100,000	1,074,929
Markel Corp.
7.35%, 08/15/34	1,000,000	1,071,565
MetLife Inc.
5.38%, 12/15/12	4,500,000	4,555,112
6.40%, 12/15/36	1,000,000	976,393
Travelers Companies Inc. (The)
6.25%, 03/15/67	500,000	493,799

		22,893,546

Iron & Steel—0.08%
Steel Dynamics Inc.
6.75%, 04/01/15 (a)	1,000,000	1,001,250

		1,001,250

Lodging—0.71%
Caesars Entertainment Inc.
8.88%, 09/15/08	3,775,000	3,935,438
Choice Hotels International Inc.
7.13%, 05/01/08	1,000,000	1,016,249
Marriott International Inc.
4.63%, 06/15/12	750,000	723,824
MGM Mirage
8.50%, 09/15/10	750,000	801,563
Starwood Hotels & Resorts Worldwide Inc.
7.88%, 05/01/12	1,600,000	1,719,440
Trump Entertainment Resorts Inc.
8.50%, 06/01/15	500,000	505,000

		8,701,514

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Machinery—0.69%
Case New Holland Inc.
6.00%, 06/01/09	$2,000,000	$2,000,000
9.25%, 08/01/11	5,750,000	6,037,500
Columbus McKinnon Corp.
10.00%, 08/01/10	325,000	346,125

		8,383,625

Media—2.53%
AMFM Inc.
8.00%, 11/01/08	2,500,000	2,590,300
Belo Corp.
8.00%, 11/01/08	2,855,000	2,960,215
CCH I LLC
11.00%, 10/01/15	1,250,000	1,296,875
CCO Holdings LLC/CCO Holdings Capital Corp.
8.75%, 11/15/13	500,000	517,500
Clear Channel Communications Inc.
4.25%, 05/15/09	3,000,000	2,908,107
CMP Susquehanna Corp.
9.88%, 05/15/14 (a)	250,000	256,250
Comcast Corp.
6.45%, 03/15/37	4,250,000	4,254,845
CSC Holdings Inc.
7.63%, 04/01/11	500,000	512,500
Echostar DBS Corp.
5.75%, 10/01/08	5,100,000	5,106,375
6.38%, 10/01/11	500,000	503,125
Liberty Media Corp.
7.75%, 07/15/09	250,000	261,669
7.88%, 07/15/09	5,500,000	5,770,050
8.25%, 02/01/30	250,000	249,927
PRIMEDIA Inc.
8.88%, 05/15/11	250,000	256,875
Time Warner Entertainment Co.
8.38%, 03/15/23	350,000	413,724
8.38%, 07/15/33	1,300,000	1,580,123
Time Warner Inc.
6.50%, 11/15/36	700,000	698,018
Tribune Co.
5.50%, 10/06/08	750,000	744,780

		30,881,258

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Mining—0.29%
Freeport-McMoRan Copper & Gold Inc.
8.25%, 04/01/15	$1,500,000	$1,614,375
Vale Overseas Ltd.
6.88%, 11/21/36	1,900,000	1,962,105

		3,576,480

Office & Business Equipment—0.70%
Xerox Corp.
6.10%, 12/18/09	2,750,000	2,768,068
6.88%, 08/15/11	250,000	263,105
7.13%, 06/15/10	3,000,000	3,151,476
9.75%, 01/15/09	2,200,000	2,359,361

		8,542,010

Oil & Gas—0.88%
Burlington Resources Finance Co.
7.20%, 08/15/31	2,300,000	2,663,869
Chesapeake Energy Corp.
6.88%, 01/15/16	500,000	506,250
Diamond Offshore Drilling Inc.
4.88%, 07/01/15	1,750,000	1,658,151
Enterprise Products Operating LP
5.75%, 03/01/35	1,500,000	1,382,930
Enterprise Products Operating LP Series B
4.63%, 10/15/09	2,000,000	1,973,918
Forest Oil Corp.
8.00%, 12/15/11	500,000	521,250
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15 (a)	250,000	245,625
Parker Drilling Co.
9.63%, 10/01/13	500,000	542,500
Pemex Project Funding Master Trust
8.50%, 02/15/08	1,000,000	1,023,500
Range Resources Corp.
7.50%, 05/15/16	250,000	257,500

		10,775,493

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Oil & Gas Services—0.01%
Grant Prideco Inc.
6.13%, 08/15/15	$100,000	$99,250

		99,250

Packaging & Containers—0.12%
Berry Plastics Holding Corp.
8.88%, 09/15/14	250,000	255,625
Crown Americas Inc.
7.63%, 11/15/13	500,000	514,375
Graham Packaging Co. Inc.
8.50%, 10/15/12	250,000	253,750
Smurfit-Stone Container Enterprises Inc.
8.00%, 03/15/17 (a)	500,000	488,750

		1,512,500

Pharmaceuticals—0.06%
AmerisourceBergen Corp.
5.88%, 09/15/15	250,000	248,432
Bristol-Myers Squibb Co.
5.88%, 11/15/36	525,000	514,501

		762,933

Pipelines—0.28%
Colorado Interstate Gas Co.
6.80%, 11/15/15	250,000	265,871
Copano Energy LLC
8.13%, 03/01/16	250,000	258,750
El Paso Corp.
7.80%, 08/01/31	250,000	276,250
Pacific Energy Partners LP
6.25%, 09/15/15	250,000	249,989
Plains All American Pipeline LP When Issued
6.70%, 05/15/36	1,000,000	1,023,249
SemGroup LP
8.75%, 11/15/15 (a)	500,000	507,500
Williams Companies Inc. (The)
7.13%, 09/01/11	500,000	523,750
Williams Partners LP
7.25%, 02/01/17 (a)	250,000	264,375

		3,369,734

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Real Estate—0.33%
Realogy Corp.
6.06%, 10/20/09 (a)	$4,000,000	$4,003,968

		4,003,968

Real Estate Investment Trusts—0.87%
Omega Healthcare Investors Inc.
7.00%, 01/15/16	250,000	252,500
Simon Property Group LP
5.00%, 03/01/12	2,000,000	1,981,066
5.75%, 05/01/12	3,000,000	3,067,269
6.38%, 11/15/07	5,341,000	5,370,386

		10,671,221

Retail—1.46%
Asbury Automotive Group Inc.
7.63%, 03/15/17 (a)	250,000	250,625
Federated Retail Holdings Inc.
5.90%, 12/01/16	4,500,000	4,483,215
Home Depot Inc.
5.48%, 12/16/09	1,000,000	1,001,107
Inergy LP
6.88%, 12/15/14	750,000	738,750
8.25%, 03/01/16	250,000	262,500
May Department Stores Co. (The)
5.95%, 11/01/08	4,980,000	5,030,293
NPC International Inc. When Issued
9.50%, 05/01/14	250,000	258,750
Penney (J.C.) Co. Inc.
7.65%, 08/15/16	250,000	278,251
7.95%, 04/01/17	250,000	283,821
Rite Aid Corp.
7.50%, 03/01/17	250,000	246,875
Saks Inc.
8.25%, 11/15/08	1,885,000	1,964,366
Tricon Global Restaurants
7.65%, 05/15/08	3,000,000	3,071,523

		17,870,076

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Semiconductors—0.16%
Advanced Micro Devices Inc.
7.75%, 11/01/12	$162,000	$163,823
Freescale Semiconductor Inc.
9.13%, 12/15/14 (a)	250,000	248,125
9.23%, 12/15/14 (a)	250,000	249,375
10.13%, 12/15/16 (a)(b)	750,000	751,875
Sensata Technologies BV
8.00%, 05/01/14	500,000	496,875

		1,910,073

Software—0.28%
Oracle Corp.
5.25%, 01/15/16	1,500,000	1,479,155
5.59%, 01/13/09	2,000,000	2,002,038

		3,481,193

Telecommunications—4.48%
American Cellular Corp.
10.00%, 08/01/11	41,000	43,409
AT&T Wireless Services Inc.
8.75%, 03/01/31	1,000,000	1,289,943
BellSouth Corp.
6.55%, 06/15/34	4,000,000	4,112,480
Citizens Communications Co.
6.25%, 01/15/13	500,000	496,250
7.63%, 08/15/08	4,500,000	4,635,000
Deutsche Telekom International Finance AG
8.00%, 06/15/10	5,000,000	5,420,080
8.25%, 06/15/30	3,000,000	3,715,974
Dobson Communications Corp.
8.88%, 10/01/13	250,000	257,500
Embarq Corp.
6.74%, 06/01/13	1,750,000	1,806,691
France Telecom SA
7.75%, 03/01/11	4,000,000	4,357,912
8.50%, 03/01/31	2,000,000	2,599,322

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Telecommunications (Cont.)
Intelsat Ltd.
5.25%, 11/01/08	$1,000,000	$983,750
Koninklijke KPN NV
8.00%, 10/01/10	1,500,000	1,627,107
Level 3 Financing Inc.
9.25%, 11/01/14 (a)	1,500,000	1,541,250
Motorola Inc.
4.61%, 11/16/07	5,700,000	5,668,992
Nextel Partners Inc.
8.13%, 07/01/11	3,000,000	3,133,581
Qwest Corp.
8.88%, 03/15/12	250,000	276,250
Rogers Wireless Inc.
6.38%, 03/01/14	2,000,000	2,050,000
7.50%, 03/15/15	750,000	812,813
Telecom Italia Capital SA
4.00%, 11/15/08	3,480,000	3,411,364
5.25%, 10/01/15	2,500,000	2,371,865
6.20%, 07/18/11	2,750,000	2,822,487
Verizon New York Inc.
7.38%, 04/01/32	150,000	158,596
Vodafone Group PLC
5.63%, 02/27/17	950,000	941,776
West Corp.
9.50%, 10/15/14 (a)	250,000	258,750

		54,793,142

Transportation—0.20%
CNF Inc.
6.70%, 05/01/34	2,500,000	2,388,920

		2,388,920

Total Corporate Bonds & Notes
(Cost: $368,351,448)		366,776,736

Asset-Backed Securities—5.02%
Asset Backed Funding Corp NIM Trust Series 2005-WMC1 Class N1
5.90%, 07/26/35 (a)	233,377	233,190

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Asset-Backed Securities (Cont.)
Bear Stearns Asset Backed Securities Inc. Series 2006-EC1 Class M2
5.75%, 12/25/35	$2,500,000	$2,492,525
Countrywide Asset-Backed Certificates Series 2004-10 Class AF3
3.84%, 10/25/30	173,938	173,287
Countrywide Asset-Backed Certificates Series 2004-10 Class AF4
4.51%, 07/25/32	7,500,000	7,443,779
Countrywide Asset-Backed Certificates Series 2006-7 Class M2
5.62%, 04/25/46	6,000,000	5,969,308
Dunkin Securitization Series 2006-1 Class A2
5.78%, 06/20/31 (a)	13,000,000	13,225,134
First Franklin Mortgage Loan Asset Backed Certificates Series 2006-FF8 Class M1
5.57%, 07/25/36	6,200,000	6,176,297
First Franklin NIM Trust Series 2005-FF1N Class N2
5.50%, 12/25/34 (a)	713,258	712,135
First Franklin NIM Trust Series 2005-FF9N Class B
6.25%, 10/27/35 (a)(c)	4,960,000	4,712,000
First Franklin NIM Trust Series 2005-FFH2 Class B
6.00%, 04/27/35 (a)	2,422,134	2,386,537

Security	Principal	Value
Asset-Backed Securities (Cont.)
Home Equity Asset Trust Series 2006-2 Class M2
5.72%, 05/25/36 (a)	$6,000,000	$5,991,543
JP Morgan Mortgage Acquisition Corp. Series 2006-HE1 Class M2
5.72%, 01/25/36	2,558,000	2,551,800
MASTR Asset Backed Securities Trust Series 2006-HE2 Class M1
5.58%, 06/25/36	2,200,000	2,191,133
MASTR Asset Backed Securities Trust Series 2006-HE2 Class M2
5.61%, 06/25/36	2,450,000	2,437,191
Option One Mortgage Loan Trust Series 2002-2 Class M2
7.05%, 06/25/32	665,385	665,708
Park Place Securities Inc. Series 2004-MHQ1 Class A3
5.68%, 01/25/33	144,682	144,687
Sasco Net Interest Margin Trust Series 2005-NC2A Class A
5.50%, 05/27/35 (a)	213,891	213,707
Sasco Net Interest Margin Trust Series 2005-WF2A Class B
7.00%, 05/27/35 (a)(c)	1,146,012	1,031,411
SG Mortgage Securities NIM Trust Series 2006-FRE2 Class N1
6.00%, 07/25/36 (a)(c)	2,657,263	2,653,588

Total Asset-Backed Securities
(Cost: $61,625,065)		61,404,960

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Collateralized Mortgage Obligations—17.30%
Mortgage-Backed Securities—17.30%
Banc of America Funding Corp. Series 2006-H Class 2A1
6.11%, 10/20/11	$5,372,218	$5,459,494
Bank of America Alternative Loan Trust Series 2003-5 Class 2A1
5.00%, 07/25/18	3,280,611	3,218,076
Bear Stearns Commercial Mortgage Securities Series 2002-PBW1 Class X1
0.72%, 11/11/35 (a)	84,612,327	2,757,169
Bear Stearns Commercial Mortgage Securities Series 2006-T22 Class A3
5.47%, 04/12/38	7,000,000	7,108,341
Chase Mortgage Finance Corp. Series 2006-A1 Class 1A1
6.05%, 09/25/36	4,858,538	4,873,646
Commercial Mortgage Pass Through Certificates Series 2001-J2A Class XC
0.49%, 07/16/34 (a)	100,429,001	1,984,708
Commercial Mortgage Pass Through Certificates Series 2005-F10A Class AJ2
5.51%, 04/15/17 (a)	9,000,000	9,002,306
Countrywide Alternative Loan Trust Series 2006-4CB Class 1A1
6.00%, 04/25/36	4,662,600	4,718,274
Countrywide Alternative Loan Trust Series 2006-5T2 Class A3
6.00%, 04/25/36	7,649,323	7,722,014

Security	Principal	Value
Collateralized Mortgage Obligations (Cont.)
Mortgage-Backed Securities (Cont.)
Countrywide Alternative Loan Trust Series 2006-7CB Class 1A9
6.00%, 05/25/36	$8,687,516	$8,769,179
Countrywide Alternative Loan Trust Series 2006-9T Class 1A1
6.00%, 05/25/36	3,469,343	3,502,599
Countrywide Alternative Loan Trust Series 2006-OA6 Class 2A
7.76%, 07/25/46	6,592,318	6,852,609
Countrywide Home Loan Mortgage Pass Through Trust Series 2006-HYB4 Class 1A1
5.59%, 06/20/36	11,509,925	11,625,178
CR Series 2000-ZC2 Class A1B
6.67%, 08/10/14 (a)	3,455,231	3,522,652
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-5 Class 5A1
5.00%, 08/25/19	4,409,511	4,311,677
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A5
0.14%, 05/15/36 (a)	226,662,111	3,416,977
Global Signal Trust Series 2006-1 Class C
5.71%, 02/15/36 (a)	3,000,000	3,026,435
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2002-CIB5 Class X1
0.60%, 10/12/37 (a)	232,940,824	9,654,512

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Collateralized Mortgage Obligations (Cont.)
Mortgage-Backed Securities (Cont.)
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP5 Class A3
5.21%, 12/15/44	$4,000,000	$4,008,590
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-FL1A Class H
6.07%, 02/15/20 (a)	1,996,604	1,995,392
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP6 Class A3B
5.56%, 04/15/43	10,000,000	10,112,453
JP Morgan Mortgage Trust Series 2006-A1 Class 2A2
5.37%, 02/25/36	7,803,730	7,764,533
LB-UBS Commercial Mortgage Trust Series 2003-C3 Class XCL
0.42%, 02/15/37 (a)	118,273,367	3,143,872
MASTR Adjustable Rate Mortgages Trust Series 2004-11 Class 2A1
5.70%, 11/25/34	104,818	105,047
MASTR Alternative Loans Trust Series 2006-2 Class 1A2
6.00%, 03/25/36	8,925,383	9,039,929
MASTR Asset Securitization Trust Series 2003-5 Class 4A4
5.50%, 06/25/33	2,331,121	2,288,167

Security	Principal	Value
Collateralized Mortgage Obligations (Cont.)
Mortgage-Backed Securities (Cont.)
Merrill Lynch Mortgage Investors Inc. Series 2005-WMC2 Class A1B
5.58%, 04/25/36	$1,787,188	$1,787,390
Merrill Lynch Mortgage Investors Inc. Series 2006-A1 Class 1A1
5.87%, 03/25/36	7,477,766	7,527,053
Merrill Lynch Mortgage Trust Series 2005-LC1 Class A3
5.29%, 01/12/44	3,000,000	3,008,235
Morgan Stanley Capital I Series 2003-T11 Class X1
0.22%, 06/13/41 (a)	557,769,008	6,093,794
Residential Accredit Loans Inc. Series 2006-QS3 Class 1A10
6.00%, 03/25/36	1,719,301	1,742,274
Residential Funding Mortgage Securities I Series 2003-S15 Class A1
4.50%, 08/25/18	1,898,231	1,826,204
Wachovia Bank Commercial Mortgage Trust Series 2005-C22 Class A3
5.29%, 12/15/44	10,000,000	10,067,709
Wachovia Bank Commercial Mortgage Trust Series 2005-WHL6
5.82%, 10/15/17 (a)	5,000,000	5,001,063
5.87%, 10/15/17 (a)	5,000,000	5,001,063

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Collateralized Mortgage Obligations (Cont.)
Mortgage-Backed Securities (Cont.)
Washington Mutual Inc. Series 2006-AR10 Class 1A2
5.96%, 09/25/36	$6,818,613	$6,844,222
Washington Mutual Inc. Series 2006-AR14 Class 1A1
5.66%, 11/25/36	12,654,111	12,631,310
Wells Fargo Mortgage-Backed Securities Trust Series 2003-10 Class A1
4.50%, 09/25/18	1,944,560	1,871,942
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR13 Class A1
5.76%, 09/25/36	8,089,989	8,175,236

		211,561,324

Total Collateralized Mortgage Obligations
(Cost: $211,236,147)		211,561,324

U.S. Government and Agency Obligations—51.31%
Mortgage-Backed Securities—44.94%
Federal Home Loan Mortgage Corp.
4.50%, 11/01/18	6,447,727	6,259,400
4.50%, 08/01/20	3,881,814	3,762,988
4.50%, 04/01/22 (d)	9,000,000	8,710,308
5.00%, 04/01/22 (d)	16,000,000	15,775,008
5.00%, 12/15/34	2,299,928	254,527
5.00%, 04/01/37 (d)	45,900,000	44,350,875
5.50%, 03/15/20	1,603,724	44,904

Security	Principal	Value
U.S. Government and Agency Obligations (Cont.)
Mortgage-Backed Securities (Cont.)
5.50%, 05/15/24	$8,144,194	$538,455
5.50%, 03/15/25	3,151,988	228,047
5.50%, 05/15/29	6,662,554	672,428
5.50%, 10/01/32	15,773,863	15,646,076
5.50%, 05/01/34	79,414	78,712
5.50%, 10/01/34	569,962	564,929
5.50%, 04/01/37 (d)	11,000,000	10,883,125
5.52%, 04/15/28	3,145,595	3,134,257
6.00%, 12/01/28	5,000,000	5,079,252
6.00%, 09/01/34	2,000,797	2,022,164
6.00%, 04/01/37 (d)	24,000,000	24,187,488
6.50%, 05/01/21	1,940	2,003
6.50%, 09/01/21	1,850,465	1,892,774
6.50%, 01/01/36	14,310	14,603
6.50%, 08/01/36	1,553,516	1,584,293
6.50%, 12/01/36	5,006,795	5,105,984
6.50%, 01/01/37	1,634,243	1,666,620
6.50%, 02/01/37	246,607	251,492
6.50%, 04/01/37 (d)	70,740,000	72,132,729
Federal National Mortgage Association
4.50%, 05/01/18	4,569,051	4,435,496
4.50%, 07/01/18	6,500,414	6,310,405
4.50%, 11/01/18	4,618,959	4,484,106
4.50%, 08/01/35	8,959,102	8,423,676
4.56%, 06/01/35	7,550,883	7,468,267
5.00%, 07/01/35	3,007,497	2,991,067
5.00%, 01/01/18	1,382,025	1,367,177
5.00%, 09/01/18	8,879,325	8,780,072
5.00%, 12/01/18	725,921	717,806
5.00%, 01/01/19	607,154	600,367
5.00%, 06/01/19	1,413,211	1,396,611
5.00%, 08/01/19	766,431	756,997
5.00%, 09/01/19	639,584	631,712
5.00%, 11/01/19	1,457,569	1,439,628
5.00%, 01/01/20	728,863	719,046
5.00%, 05/01/20	7,170,567	7,073,987
5.00%, 06/01/20	667,033	658,049
5.00%, 11/01/33	52,696,450	51,047,079

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
U.S. Government and Agency Obligations (Cont.)
Mortgage-Backed Securities (Cont.)
5.00%, 12/01/33	$16,761,431	$16,236,807
5.00%, 03/01/34	8,405,601	8,142,510
5.00%, 09/01/35	420,205	406,392
5.24%, 05/01/35	2,499,201	2,498,859
5.50%, 09/01/19	4,606,930	4,624,424
5.50%, 10/01/19	3,620,936	3,634,686
5.50%, 04/01/22 (d)	5,000,000	5,010,940
5.50%, 07/01/33	31,732,712	31,472,684
5.50%, 01/01/34	6,987,295	6,930,039
5.50%, 04/01/34	15,050,964	14,927,632
5.50%, 07/01/34	12,142,938	12,036,395
5.50%, 03/01/35	1,190,866	1,179,625
5.50%, 12/01/35	4,682,570	4,638,373
5.50%, 03/01/36	4,630,978	4,582,679
5.50%, 04/01/36	11,033,507	10,929,365
5.50%, 04/01/37 (d)	6,600,000	6,529,875
6.00%, 03/01/33	679,879	687,998
6.00%, 08/01/34	449,195	453,723
6.00%, 04/01/37 (d)	14,700,000	14,805,664
6.50%, 04/01/37 (d)	42,700,000	43,554,000
7.00%, 04/01/37 (d)	3,600,000	3,712,500
Government National Mortgage Association
5.50%, 06/15/34	1,807,703	1,799,655
5.50%, 04/01/37 (d)	7,000,000	6,960,625
6.50%, 09/20/36	9,438,983	9,669,519

		549,569,958

U.S. Government Securities—6.37%
U.S. Treasury Bonds
5.38%, 02/15/31 (b)	34,050,000	36,300,501
6.13%, 08/15/29 (b)	7,800,000	9,071,767
U.S. Treasury Inflation Index Bonds
1.88%, 07/15/15	22,887,480	22,377,921
U.S. Treasury Notes
2.63%, 05/15/08 (e)	398,000	388,439
3.13%, 04/15/09 (e)	605,000	587,724
4.00%, 02/15/14 (b)(e)	9,500,000	9,164,536

		77,890,888

Total U.S. Government and Agency Obligations
(Cost: $632,649,685)		627,460,846

Security	Principal	Value
Short-Term Investments—21.48%
Certificates of Deposit (f)—0.12%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	627,109	$627,109
Deutsche Bank AG
5.35%, 08/08/07	783,886	783,886

		1,410,995

Commercial Paper (f)—0.91%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07 (a)	298,225	297,584
BNP Paribas Finance Inc.
5.12%, 06/06/07	109,744	108,731
Bryant Park Funding LLC
5.28%, 04/23/07 (a)	470,332	468,883
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07 (a)	235,166	234,573
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07 (a)	470,332	469,295
Crown Point Capital Co. LLC
5.20% - 5.28%, 04/04/07 - 07/18/07 (a)	1,306,905	1,300,937
Edison Asset Securitization LLC
5.21% - 5.39%, 04/02/07 - 04/11/07 (a)	757,056	756,886
Five Finance Inc.
5.22%, 04/20/07 (a)	144,235	143,859
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07 (a)	548,720	541,815
Giro Funding Corp.
5.29%, 04/23/07 (a)	313,555	312,587

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Commercial Paper (Cont.)
Grampian Funding LLC
5.14% - 5.23%, 04/23/07 - 06/06/07 (a)	$611,431	$606,640
Irish Permanent Treasury PLC
5.18%, 07/10/07 (a)	156,777	154,544
KKR Atlantic Funding Trust
5.29% - 5.30%, 04/23/07 - 04/27/07(a)	470,332	468,740
KKR Pacific Funding Trust
5.29%, 04/24/07(a)	235,166	234,406
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07(a)	396,170	391,255
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07(a)	707,367	703,949
Nationwide Building Society
5.21%, 04/13/07(a)	297,877	297,403
Nestle Capital Corp.
5.19%, 08/09/07	188,133	184,634
Park Granada LLC
5.50%, 04/02/07(a)	661,051	661,051
Park Sienna LLC
5.50%, 04/02/07(a)	62,711	62,711
Sedna Finance Inc.
5.22%, 04/17/07(a)	178,726	178,337
Simba Funding Corp.
5.20%, 07/23/07(a)	313,555	308,482
Societe Generale
5.18%, 05/16/07	783,886	778,924
Tulip Funding Corp.
5.30%, 04/26/07(a)	423,738	422,240
Variable Funding Capital Corp.
5.41%, 04/02/07(a)	510,881	510,881
Westpac Banking Corp.
5.20%, 07/12/07(a)	282,199	278,082
Zela Finance Inc.
5.20%, 07/16/07(a)	188,133	185,279

		11,062,708

Security	Shares or Principal	Value
Short-Term Investments (Cont.)
Medium-Term Notes (f)—0.07%
Bank of America N.A.
5.28%, 04/20/07	$78,389	$78,389
Cullinan Finance Corp.
5.71%, 06/28/07 (a)	235,166	235,166
K2 USA LLC
5.39%, 06/04/07 (a)	235,166	235,166
Sigma Finance Inc.
5.51%, 06/18/07 (a)	257,115	257,115

		805,836

Money Market Funds—16.61%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31% (g)(h)	203,184,507	203,184,507

		203,184,507

Repurchase Agreements (f)—1.18%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $627,396 (collateralized by non-U.S. Government debt securities, value $646,631, 6.00% to 7.40%, 5/15/11 to 11/15/25).	$627,109	627,109

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (Cont.)
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $922,272 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $985,109, 3.75% to 8.50%, 5/15/08 to 6/12/46).	$921,850	$921,850
Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $596,021 (collateralized by U.S. Government obligations, value $608,335, 5.50%, 12/1/34).	595,754	595,754
Bear Stearns Companies Inc. (The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $470,548 (collateralized by non-U.S. Government debt securities, value $485,562, 1.00% to 10.00%, 10/17/18 to 11/25/52).	470,332	470,332
BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $784,244 (collateralized by non-U.S. Government debt securities, value $856,316, 4.50% to 7.84%, 12/1/07 to 7/15/21).	783,886	783,886
BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $31,369 (collateralized by non-U.S. Government debt securities, value $32,935, 4.50% to 7.84%, 12/1/07 to 7/15/21).	31,355	31,355
Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $2,039,037 (collateralized by non-U.S. Government debt securities, value $2,169,998, 0.00% to 6.01%, 5/27/33 to 3/15/37).	2,038,105	2,038,105

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (Cont.)
Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $345,070 (collateralized by non-U.S. Government debt securities, value $367,232, 0.00% to 6.01%, 5/27/33 to 3/15/37).	$344,910	$344,910
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $188,221 (collateralized by non-U.S. Government debt securities, value $200,309, 0.00% to 6.01%, 5/27/33 to 3/15/37).	188,133	188,133
Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $1,097,942 (collateralized by non-U.S. Government debt securities, value $1,153,577, 4.70% to 6.25%, 11/25/35 to 10/17/48).	1,097,441	1,097,441
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $627,396 (collateralized by non-U.S. Government debt securities, value $659,187, 0.00% to 8.85%, 8/15/09 to 10/15/49).	627,109	627,109
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $743,800 (collateralized by non-U.S. Government debt securities, value $772,072, 0.00% to 5.68%, 4/17/07 to 1/25/47).	743,460	743,460

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (Cont.)
Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $313,701 (collateralized by non-U.S. Government debt securities, value $346,611, 5.65% to 9.49%, 1/1/17 to 6/1/48).	$313,555	$313,555
HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $156,849 (collateralized by non-U.S. Government debt securities, value $164,809, 3.73% to 5.33%, 12/1/35 to 6/1/46).	156,777	156,777
JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $78,425 (collateralized by non-U.S. Government debt securities, value $82,403, 4.70% to 8.75%, 6/1/10 to 3/15/32).	78,389	78,389
Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $2,195,901 (collateralized by non-U.S. Government debt securities, value $2,792,154, 1.13% to 10.07%, 1/15/09 to 10/12/49).	2,194,882	2,194,882
Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $313,698 (collateralized by non-U.S. Government debt securities, value $323,329, 3.60% to 10.13%, 7/15/07 to 7/1/26).	313,555	313,555

Security	Principal	Value
Short-Term Investments (Cont.)
Repurchase Agreements (Cont.)
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,568,490 (collateralized by non-U.S. Government debt securities, value $1,649,251, 4.22% to 8.32%, 1/17/14 to 12/20/54).	$1,567,773	$1,567,773
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $313,698 (collateralized by non-U.S. Government debt securities, value $326,260, 0.00% to 10.00%, 4/1/07 to 3/31/37).	313,555	313,555
Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $232,245 (collateralized by non-U.S. Government debt securities, value $298,706, 0.00% to 10.00%, 4/1/07 to 3/31/37).(i)	219,488	219,488
Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $846,986 (collateralized by non-U.S. Government debt securities, value $889,902, 0.06% to 8.32%, 5/15/09 to 3/15/49).	846,597	846,597

		14,474,015

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Time Deposits (f)—0.30%
Bank of Montreal
5.25%, 04/02/07	$635,271	$635,271
Credit Suisse First Boston NY
5.32%, 04/03/07	1,567,773	1,567,773
Danske Bank
5.46%, 04/02/07	940,664	940,664
Deutsche Bank AG
5.25%, 04/02/07	548,884	548,884

		3,692,592

Variable & Floating Rate Notes—2.29%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 04/08/08 (a)(f)	802,700	802,773
American Express Centurion Bank
5.41%, 07/19/07 (f)	344,910	345,029
American Express Credit Corp.
5.42%, 03/05/08 (f)	94,066	94,108
AmeriCredit Automobile Receivables Trust
5.34%, 04/06/07 (f)	575	575
Arkle Master Issuer PLC
5.30%, 11/19/07 (a)(f)	235,166	235,166
ASIF Global Financing
5.40%, 05/03/07 (a)(f)	31,355	31,357
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08 (a)(f)	203,810	203,810
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08 (a)(f)	454,654	454,666
Beta Finance Inc.
5.29% - 5.53%, 04/25/07 - 07/25/07 (a)(f)	799,564	799,575

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (Cont.)
BMW US Capital LLC
5.32%, 04/15/08 (a)(f)	$313,555	$313,555
BNP Paribas
5.33%, 11/19/07 (a)(f)	580,076	580,076
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07 (a)(f)	301,012	300,989
Carlyle Loan Investment Ltd.
5.37%, 05/15/07 - 07/15/07 (a)(f)	203,810	203,810
CC USA Inc.
5.35%, 07/30/07 (a)(f)	156,777	156,784
Collateral JP Morgan Chase
5.27%, 04/01/20 (j)	50,000	50,000
Commodore CDO Ltd.
5.42%, 12/12/07 (a)(f)	67,398	67,398
Credit Agricole SA
5.33%, 11/23/07 (f)	313,555	313,555
Cullinan Finance Corp.
5.36%, 04/25/07 (a)(f)	78,389	78,389
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07 (a)(f)	14,458	14,458
DEPFA Bank PLC
5.39%, 12/14/07 (a)(f)	313,555	313,555
Dorada Finance Inc.
5.32% - 5.53%, 06/27/07 - 07/17/07 (a)(f)	360,588	360,591
FedEx Corp.
5.44%, 08/08/07	5,000,000	5,000,000
Fifth Third Bancorp
5.32%, 02/22/08 (a)(f)	627,109	627,109
Five Finance Inc.
5.30% - 5.49%, 06/29/07 - 07/13/07 (a)(f)	203,810	203,803

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (Cont.)
General Electric Capital Corp.
5.28% - 5.44%, 07/09/07 - 04/24/08 (f)	$329,232	$329,257
Goldman Sachs International
5.27%, 04/01/10 (j)	590,000	590,000
Granite Master Issuer PLC
5.29%, 08/20/07 (a)(f)	1,097,441	1,097,441
Harrier Finance Funding LLC
5.12% - 5.36%, 06/06/07 - 08/15/07 (a)(f)	721,175	718,280
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08 (f)	470,332	470,355
HBOS Treasury Services PLC
5.41%, 01/24/08 (a)(f)	313,555	313,555
Holmes Financing PLC
5.29%, 07/16/07 (a)(f)	548,720	548,720
JP Morgan Securities Inc.
5.52%, 11/16/07 (f)	627,109	627,109
JPMorgan Chase & Co.
5.29% - 5.57%, 07/27/07 - 02/29/08 (i)(f)	862,275	862,275
K2 USA LLC
5.20% - 5.31%, 04/02/07 - 06/28/07 (a)(f)	235,166	235,163
Kestrel Funding LLC
5.30%, 07/11/07 (a)(f)	125,422	125,418
Kommunalkredit Austria AG
5.32%, 02/08/08 (a)(f)	188,133	188,133
Leafs LLC
5.32%, 01/22/08 (a)(f)	303,208	303,208

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (Cont.)
Links Finance LLC
5.28% - 5.47%, 05/10/07 - 05/16/07 (a)(f)	$344,910	$344,906
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07 (a)(f)	110,544	110,544
Marshall & Ilsley Bank
5.32%, 02/15/08 (f)	172,455	172,455
Master Funding LLC
5.35%, 04/25/07 - 05/25/07 (a)(f)	567,449	567,449
Merrill Lynch & Co. Inc.
5.58%, 05/30/07(i) (f)	344,910	344,910
Metropolitan Life Global Funding I
5.35%, 04/04/08 (a)(f)	470,332	470,332
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07 (a)(i)(f)	31,355	31,355
Mound Financing PLC
5.29%, 05/08/07 (a)(f)	294,741	294,741
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08 (a)(f)	501,687	501,684
National City Bank of Indiana
5.34%, 05/21/07 (f)	156,777	156,779
Nationwide Building Society
5.36% - 5.48%, 07/20/07 - 04/04/08 (a)(f)	1,034,730	1,034,822
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08 (a)(f)	314,338	314,303

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007

(Unaudited)

Security	Principal	Value
Short-Term Investments (Cont.)
Variable & Floating Rate Notes (Cont.)
Northern Rock PLC
5.38%, 02/01/08 (a)(f)	$376,265	$376,272
Pricoa Global Funding I
5.31%, 02/27/08 (a)(f)	423,299	423,299
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07 (a)(f)	454,654	454,653
Skandinaviska Enskilda Banken
5.32%, 02/15/08 (a) (f)	313,555	313,555
Strips III LLC
5.37%, 07/24/07 (a)(f)	61,782	61,782
SunTrust Bank
5.29%, 05/01/07 (f)	313,555	313,556
Tango Finance Corp.
5.27% - 5.33%, 04/25/07 - 07/16/07 (a)(f)	765,073	765,056
Union Hamilton Special Funding LLC
5.35%, 06/15/07 - 06/21/07 (a)(f)	203,810	203,811
Wachovia Asset Securitization Inc.
5.31%, 05/25/07 (a)(f)	341,006	341,006
Wachovia Bank N.A.
5.48%, 05/22/07 (f)	793,293	793,294
Wal-Mart Stores Inc.
5.50%, 07/16/07 (a)(f)	235,166	235,212
Wells Fargo & Co.
5.33%, 11/15/07 (a)(f)	156,777	156,783
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07 (a)(f)	235,166	235,168
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07 (a)(f)	940,664	940,598
Wind Master Trust
5.31%, 07/25/07 (a)(f)	125,422	125,422

		28,043,792

Total Short-Term Investments
(Cost: $262,674,445)		262,674,445

Security	Principal	Value
Total Investments in Securities — 125.10%
(Cost: $1,536,536,790)		$1,529,878,311

Securities Sold Short—(1.29)%
U.S. Government and Agency Obligations—(1.29)%
Federal National Mortgage Association
5.00%, 04/01/37 (d)	$(16,300,000)	(15,744,789)

		(15,744,789)

Total Securities Sold Short
(Proceeds: $15,816,094)		(15,744,789)

Other Assets, Less Liabilities — (23.81)%		(291,206,227)

Net Assets — 100.00%		$1,222,927,295

(a)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(d)	To-be-announced (TBA). See Note 1.

(e)	All or a portion of this U.S. Treasury Note is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

(f)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(g)	Affiliated issuer. See Note 2.

(h)	The rate quoted is the annualized seven-day yield of the fund at period end.

(i)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

(j)	All or a portion of this security is held as collateral for open swaps contracts. See Note 1.

See accompanying notes to schedules of investments.

As of March 31, 2007, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Notes (07/05/07)	565	$115,763,203	$122,825
5 Year U.S. Treasury Note (07/05/07)	64	6,771,000	(9,606)
10 Year U.S. Treasury Note (06/29/07)	768	83,040,000	200,637
U.S. Long Bond (06/29/07)	(230)	(25,587,500)	15,477

			$329,333

As of March 31, 2007, the Master Portfolio held the following open swap contracts:

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps
Agreement with Bear Stearns International Ltd. dated 1/22/07 to receive 0.12% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Anadarko Petroleum Corp. 0.00% due 3/13/21. Expiring 9/20/07.	$4,250,000	$940
Agreement with Deutsche Bank AG dated 9/28/06 to pay 3.25% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 12/20/11.	13,000,000	(385,069)
Agreement with Goldman Sachs Group Inc. dated 2/26/07 to receive 0.50% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Countrywide Financial Corp. 4.00% due 3/22/11. Expiring 3/20/12.	2,250,000	(18,766)
Agreement with JPMorgan Chase & Co. dated 10/16/06 to pay 0.71% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Con-Way Inc. 6.70% due 5/1/34. Expiring 12/20/13.	3,000,000	12,807
Agreement with JPMorgan Chase & Co. dated 12/7/06 to receive 0.18% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Hess Corp. 6.65% due 8/15/11. Expiring 6/20/07.	3,000,000	553
Agreement with JPMorgan Chase & Co. dated 12/8/06 to pay 0.71% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Diamond Offshore Drilling Inc. 0.00% due 6/6/20. Expiring 12/20/16.	1,750,000	(34,358)
Agreement with JPMorgan Chase & Co. dated 2/21/07 to receive 0.06% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Lehman Brothers Holdings Inc. 6.63% due 1/18/12. Expiring 9/20/07.	11,000,000	(2,428)
Agreement with JPMorgan Chase & Co. dated 2/22/07 to receive 0.07% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Morgan Stanley 6.60% due 4/1/12. Expiring 9/20/07.	5,500,000	(328)
Agreement with JPMorgan Chase & Co. dated 8/10/06 to pay 0.65% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Con-Way Inc. 8.88% due 5/1/10. Expiring 9/20/13.	2,500,000	16,120
Agreement with JPMorgan Chase & Co. dated 9/1/04 to receive 1.19% per year times the notional amount. The Master Portfolio makes payment only upon a default event of iStar Financial Inc. 6.00% due 12/15/10. Expiring 12/20/09.	2,000,000	46,452
Agreement with JPMorgan Chase & Co. dated 9/28/06 to pay 3.25% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 12/20/11.	20,000,000	(588,802)
Agreement with Lehman Brothers, Inc. dated 3/20/06 to receive 0.36% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Petroleos Mexicanos 9.50% due 9/15/27. Expiring 4/20/08.	5,250,000	6,167
Agreement with Lehman Brothers, Inc. dated 4/5/06 to receive 0.39% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Petroleos Mexicanos 9.50% due 9/15/27. Expiring 4/20/08.	2,000,000	2,969
Agreement with UBS AG dated 1/22/07 to receive 0.15% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Anadarko Petroleum Corp. 6.13% due 3/15/12. Expiring 9/20/07.	1,250,000	453

		$(943,290)

Interest Rate Swaps
Agreement with Deutsche Bank AG dated 12/1/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.98%. Expiring 12/5/10.	$9,000,000	$(3,124)
Agreement with Deutsche Bank AG dated 12/1/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.10%. Expiring 12/5/15.	5,000,000	(18,702)
Agreement with Deutsche Bank AG dated 3/24/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.16%. Expiring 3/28/13.	10,000,000	(57,227)
Agreement with Deutsche Bank AG dated 5/16/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.46%. Expiring 5/18/11.	5,000,000	(87,516)
Agreement with Deutsche Bank AG dated 8/17/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.28%. Expiring 8/21/09.	900,000	(6,603)

Agreement with Deutsche Bank AG dated 8/22/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.22%. Expiring 8/24/09.	2,500,000	(14,787)
Agreement with Goldman Sachs Group Inc. dated 10/13/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.26%. Expiring 10/17/08.	7,100,000	(19,477)
Agreement with Goldman Sachs Group Inc. dated 10/13/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.28%. Expiring 10/17/11.	1,250,000	(13,835)
Agreement with Goldman Sachs Group Inc. dated 5/17/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.53%. Expiring 5/19/11.	2,400,000	(47,557)
Agreement with Goldman Sachs Group Inc. dated 5/22/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.43%. Expiring 5/24/11.	10,500,000	(172,587)
Agreement with JPMorgan Chase & Co. dated 1/5/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.90%. Expiring 1/9/16.	6,250,000	(112,401)
Agreement with JPMorgan Chase & Co. dated 11/4/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.19%. Expiring 11/8/15.	40,000,000	119,686
Agreement with JPMorgan Chase & Co. dated 3/8/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.28%. Expiring 3/10/16.	4,000,000	35,388
Agreement with JPMorgan Chase & Co. dated 3/8/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.32%. Expiring 3/10/26.	2,000,000	(12,298)
Agreement with JPMorgan Chase & Co. dated 4/18/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.30%. Expiring 4/20/08.	3,400,000	(2,722)
Agreement with JPMorgan Chase & Co. dated 4/18/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.31%. Expiring 4/20/09.	2,900,000	(19,915)
Agreement with JPMorgan Chase & Co. dated 4/18/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.38%. Expiring 4/20/11.	1,700,000	(24,442)
Agreement with JPMorgan Chase & Co. dated 4/18/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.45%. Expiring 4/20/13.	900,000	(18,351)
Agreement with JPMorgan Chase & Co. dated 8/2/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.40%. Expiring 8/4/08.	7,000,000	(23,501)
Agreement with JPMorgan Chase & Co. dated 8/24/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.27%. Expiring 8/29/11.	1,000,000	(10,846)
Agreement with JPMorgan Chase & Co. dated 8/24/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.31%. Expiring 8/29/08.	5,600,000	(14,607)

		$(525,424)

Swaptions
Agreement with JPMorgan Chase & Co. dated 6/23/04. Option to enter into a ten-year interest rate swap, receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 6.46%. Expiring 6/23/09.	$18,200,000	$118,031

See accompanying notes to schedule of investments.

MASTER INVESTMENT PORTFOLIO

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of March 31, 2007, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These notes relate only to the schedules of investments for the Active Stock, CoreAlpha Bond, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 and S&P 500 Index Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

1.	Significant accounting policies

Security valuation

The securities and other assets of each Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Master Portfolio’s net assets are computed and that may materially affect the value of the Master Portfolio’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Master Portfolio’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Master Portfolio’s net assets and the prices used by the Master Portfolio’s benchmark index, which, in turn, could result in a difference between the Master Portfolio’s performance and the performance of the Master Portfolio’s benchmark index.

Federal income taxes

As of March 31, 2007, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Master Portfolio	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Active Stock	$1,707,367,878	$169,704,969	$(22,760,368)	$146,944,601
CoreAlpha Bond	1,536,703,138	5,375,072	(12,199,899)	(6,824,827)
LifePath Retirement (a)	85,586,010	11,781,567	(326,244)	11,455,323
LifePath 2010 (a)	288,917,142	45,877,352	(745,505)	45,131,847
LifePath 2020 (a)	533,563,073	107,272,159	(654,278)	106,617,881
LifePath 2030 (a)	464,643,181	85,598,692	(191,083)	85,407,609
LifePath 2040 (a)	357,554,842	62,515,388	—	62,515,388
S&P 500 Index	2,651,619,626	588,904,248	(224,789,664)	364,114,584

(a)	Tax cost information does not include investments in the underlying Master Portfolios.

Futures contracts

The Active Stock, CoreAlpha Bond and S&P 500 Index Master Portfolios may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

As of March 31, 2007, the Active Stock, CoreAlpha Bond and S&P 500 Index Master Portfolios have pledged to brokers U.S. Treasury Bills and U.S. Treasury Notes with face amounts of $1,900,000, $1,353,000 and $1,800,000, respectively, for initial margin requirements on outstanding futures contracts.

When issued/TBA transactions

The CoreAlpha Bond Master Portfolio may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Master Portfolio as a purchase transaction and a sale transaction in which the Master Portfolio realizes a gain or loss. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover and higher transaction costs. The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

Repurchase agreements

Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

Swap transactions

The CoreAlpha Bond Master Portfolio may enter into swaps, including, but not limited to, interest-rate, index and credit default swaps. Swap transactions generally do not involve the delivery of securities or other underlying assets or principal. If the Master Portfolio enters into a swap transaction, cash or securities may be posted by or to the Master Portfolio as collateral in accordance with the terms of the swap agreement. If there is a default by the other party to such a transaction, the Master Portfolio will have contractual remedies pursuant to the agreements related to the transaction. Upon early termination of a swap agreement due to an event of default or termination event with respect to the Master Portfolio or other party, the risk of loss to the Master Portfolio would generally be limited to the net amount of payments that the Master Portfolio is contractually obligated to make if, after exercising in accordance with the swap agreement the rights with respect to early close-out of the swap transaction(s), it is determined that the Master Portfolio would be obligated to make a net payment with respect to the swap transaction(s). In the event the other party to the swap transaction(s) were to owe a net amount to the Master Portfolio upon an early termination of the swap agreement as described above, the Master Portfolio could be exposed to the risk of loss in the event that any collateral held by the Master Portfolio would be insufficient. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with conventional securities transactions. The Master Portfolio segregates liquid assets in connection with transactions in swaps.

Interest-rate swaps involve the exchange by the Master Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments or fixed-rate payments). Index swaps (sometimes referred to as total return swaps) involve the exchange by the Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include, but are not limited to, dividends or income. In each case, the exchange of commitments can involve payments to be made in the same currency or in different currencies. Details of interest-rate swaps held by the Master Portfolio as of March 31, 2007 are included in its Schedule of Investments.

A credit default swap is a contract between two parties which transfers the credit risk of an entity (the “reference entity”) for a defined period whereby if there is a Credit Event then the seller of protection pays a predetermined amount to the buyer of protection. A “Credit Event” is commonly defined as the reference entity’s (a) failing to pay principal or interest on time, (b) restructuring its debt, (c) accelerating its debt, or (d) entering bankruptcy. The buyer of credit protection pays a premium to the seller of credit protection until the earlier of a Credit Event or the scheduled termination date of the credit default swap. Credit default swaps can be used to implement Barclays Global Fund Advisors’ (“BGFA”), the Master Portfolios’ investment adviser, view that a particular credit, or group of credits, will experience credit improvement. In the case of expected credit improvement, the Master Portfolio may sell credit default protection in which it receives a premium to take on the risk. In such an instance, the obligation of the Master Portfolio to make payments upon the occurrence of a Credit Event creates leveraged exposure to the credit risk of the referenced entity. The Master Portfolio may also buy credit default protection with respect to a reference entity if, in the judgment of BGFA, there is a high likelihood of credit deterioration. In such instance, the Master Portfolio will pay a premium regardless of whether there is a Credit Event. The credit default swap market in high yield securities is comparatively new and rapidly evolving compared to the credit default swap market for more seasoned and liquid investment grade securities creating the risk that the newer markets will be less liquid and it may be difficult to exit or enter into a particular transaction. In the event of counterparty default, the Master Portfolio would have rights solely against the counterparty and will have no recourse against the reference entity as a result of the counterparty default. Details of credit default swaps held by the Master Portfolio as of March 31, 2007 are included in its Schedule of Investments.

In a cash-settled credit default swap where the Master Portfolio is buying protection, the Master Portfolio makes a stream of fixed payments to the counterparty in exchange for the right to receive compensation for the loss in market value of the designated obligation that is being hedged, in the event the reference entity experiences a Credit Event. In a cash-settled credit default swap where the Master Portfolio is selling protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving the fixed premium over the life of the transaction. Alternatively, if the transaction were to be physically settled, the counterparty, as seller of protection, would agree that if a specified Credit Event occurs, it would take delivery of an obligation specified by the Master Portfolio and pay to the Master Portfolio an amount equal to the notional amount of the transaction. In exchange for this risk protection, the Master Portfolio would pay the counterparty a fixed premium over the specified life of the credit default swap. In instances where the Master Portfolio sells protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the credit default swap. The Master Portfolio would be required to compensate the counterparty for the loss in market value of the designated obligation if the reference entity suffered a Credit Event and the credit default swap were to be cash settled. In the event that the transaction were to be physically settled on the occurrence of a specified Credit Event with respect to the reference entity, the Master Portfolio would be required to take physical delivery of an obligation specified at the time of the occurrence of the relevant Credit Event and would pay to the counterparty an amount equal to the notional amount of the transaction. As of March 31, 2007, the Master Portfolio did not hold any cash-settled credit default swap contracts.

The Master Portfolio may also write (sell) and purchase put and call options on swaps. An option on a swap (commonly referred to as a “swaption”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap transaction at some designated future time on specified terms as described in the swaption. Depending on the terms of the particular swaption, the Master Portfolio may incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Master Portfolio purchases a swaption, it risks losing only the amount of the premium it has paid if it decides to let the swaption expire unexercised. When the Master Portfolio writes a swaption, upon exercise of the swaption, the Master Portfolio becomes obligated according to the terms of the underlying agreement. Details of swaptions held by the Master Portfolio as of March 31, 2007 are included in its Schedule of Investments.

Short sales

The CoreAlpha Bond Master Portfolio may make short sales of securities as part of its overall portfolio management strategies or to offset potential declines in long positions in similar securities. A short sale involves the sale of securities, with the ultimate obligation to deliver these securities. To make delivery to the buyer of the securities, the seller purchases or borrows the securities to offset the short obligation. When making a short sale, the Master Portfolio must cover its position. Short sales expose the Master Portfolio to the risk that it will be required to acquire, convert or exchange securities to replace the securities sold short at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Master Portfolio. The successful use of short selling may be adversely affected by an imperfect correlation between movements in the price of the security sold short and the securities being hedged. Details of short sales held by the Master Portfolio as of March 31, 2007 are included in its Schedule of Investments.

2.	Transactions with affiliates

The Master Portfolios may invest in the shares of exchange-traded funds (“ETFs”), including shares of ETFs of which Barclays Global Investors, N.A. is an affiliate, to obtain exposure to the bond and stock markets while maintaining flexibility to meet the liquidity needs of the Master Portfolios.

Each Master Portfolio may invest in the Institutional Shares of certain money market funds managed by BGFA, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.

The following table provides information about the direct investment by each Master Portfolio (exclusive of short-term investments) in issuers of which BGFA is an affiliate, other than the Active Stock and CoreAlpha Bond Master Portfolios, for the quarter ended March 31, 2007.

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
LifePath Retirement
iShares Cohen & Steers Realty Majors Index Fund	70	3	3	70	$7,228,253	$51,192	$81,747
iShares Lehman TIPS Bond Fund	265	15	6	274	27,637,539	74,923	(25,875)
iShares MSCI EAFE Index Fund	342	48	5	385	29,340,883	—	77,465
iShares S&P MidCap 400 Index Fund	119	9	5	123	10,385,834	50,336	57,638
iShares S&P SmallCap 600 Index Fund	75	10	4	81	5,492,651	9,293	50,389
LifePath 2010
iShares Cohen & Steers Realty Majors Index Fund	243	14	8	249	25,701,430	182,042	215,243
iShares Lehman TIPS Bond Fund	693	28	14	707	71,456,692	196,778	60,372
iShares MSCI EAFE Index Fund	1,234	153	—	1,387	105,747,836	—	—
iShares S&P MidCap 400 Index Fund	408	29	—	437	36,968,085	179,170	—
iShares S&P SmallCap 600 Index Fund	253	35	—	288	19,573,029	33,116	—
LifePath 2020
iShares Cohen & Steers Realty Majors Index Fund	575	87	19	643	66,364,688	432,930	479,543
iShares Lehman TIPS Bond Fund	751	60	22	789	79,674,961	218,669	(94,869)
iShares MSCI EAFE Index Fund	3,022	487	—	3,509	267,613,498	—	—
iShares S&P MidCap 400 Index Fund	968	64	35	997	84,324,458	423,176	330,892
iShares S&P SmallCap 600 Index Fund	611	64	—	675	45,822,363	77,528	—
LifePath 2030
iShares Cohen & Steers Realty Majors Index Fund	485	74	—	559	57,653,595	369,948	—
iShares Lehman TIPS Bond Fund	278	34	10	302	30,519,271	82,945	(43,121)
iShares MSCI EAFE Index Fund	2,596	473	5	3,064	233,678,866	—	76,136
iShares S&P MidCap 400 Index Fund	811	66	35	842	71,270,340	359,908	233,327
iShares S&P SmallCap 600 Index Fund	513	68	29	552	37,452,023	66,742	321,436
LifePath 2040
iShares Cohen & Steers Realty Majors Index Fund	393	84	2	475	49,027,220	308,594	30,700
iShares Lehman Aggregate Bond Fund	—	3	3	—	—	1,175	(442)
iShares MSCI EAFE Index Fund	2,127	520	44	2,603	198,483,580	—	531,572
iShares S&P MidCap 400 Index Fund	657	81	41	697	58,963,916	295,434	276,832
iShares S&P SmallCap 600 Index Fund	425	66	42	449	30,466,775	53,578	328,017

3.	Portfolio securities loaned

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of March 31, 2007, the Master Portfolios had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. government securities or non-U.S. government debt securities.

Pursuant to Securities and Exchange Commission Staff guidance contained in Letter to Chief Financial Officers from Lawrence A. Friend, dated November 7, 1997, "Investment Co. Accounting Guidance," the foregoing State Farm Mutual Fund Trust Schedules of Investments included as Item 1 on this Form N-Q, includes the schedules of investments and notes to schedules of investments of eight series of Master Investment Portfolio (MIP). MIP is unaffiliated with registrant and neither registrant nor the certifying officers to this Form N-Q have any control over the preparation or content of the information included in MIP’s schedules of investments and notes to schedules of investments included herein.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Mutual Fund Trust

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President
Date	MAY 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President
Date	MAY 29, 2007

By	/s/ Michael L. Tipsord
Michael L. Tipsord
Senior Vice President and Treasurer
Date	MAY 29, 2007